                                [SA FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2002
                                  (UNAUDITED)

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TABLE OF CONTENTS

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
                                                                PAGE
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      1
  SA U.S. Market Fund.......................................      3
  SA U.S. HBtM Fund.........................................     16
  SA U.S. Small Company Fund................................     20
  SA International HBtM Fund................................     37
  SA International Small Company Fund.......................     44
STATEMENTS OF ASSETS AND LIABILITIES........................     46
STATEMENTS OF OPERATIONS....................................     48
STATEMENTS OF CHANGES IN NET ASSETS.........................     50
FINANCIAL HIGHLIGHTS........................................     54
NOTES TO FINANCIAL STATEMENTS...............................     60
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP
INC. & DFA INVESTMENT TRUST COMPANY.........................     67

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited)

                                              FACE
                                             AMOUNT         VALUE+

BONDS AND NOTES -- 94.9%

AUSTRIA -- 3.3%
  Bank Austria AG, 5.750%, 6/08/06......  USD 1,000,000  $  1,099,350
  Oesterreichische Kontrollbank, 5.125%,
    3/20/07.............................  USD 3,500,000     3,804,206
                                                         ------------
                                                            4,903,556
                                                         ------------

CANADA -- 10.2%
  Alberta Municipal Financing Corp.,
    4.600%, 6/01/05.....................  CAD 4,300,000     2,798,852
  Canada Housing Trust, 5.100%,
    9/15/07.............................  CAD 6,000,000     3,962,385
  Canada Mortgage & Housing, 5.250%,
    12/01/06............................  CAD 1,800,000     1,198,657
  Canadian Government Bond, 7.000%,
    12/01/06............................  CAD 2,100,000     1,483,201
  Province of British Columbia, 4.625%,
    10/03/06............................  USD 2,000,000     2,124,774
  Province of Ontario, 3.500%,
    9/17/07.............................  USD 3,400,000     3,458,320
                                                         ------------
                                                           15,026,189
                                                         ------------

FRANCE -- 3.6%
  CDC Ixis, 4.125%, 11/21/06............  USD 1,500,000     1,576,513
  Total Fina Elf SA, 4.750%, 6/27/07....  USD 3,500,000     3,719,450
                                                         ------------
                                                            5,295,963
                                                         ------------

GERMANY -- 7.3%
  Depfa Pfandbriefbank, 3.375%,
    10/05/07............................  USD 4,000,000     4,032,000
  Deutsche Bahn Finance, 4.500%,
    7/25/07.............................  USD 3,000,000     3,156,000
  Landwinschft Rentenbank, 4.500%,
    10/23/06............................  USD 1,000,000     1,058,467
  Landwirtschaftliche Rentenbank,
    4.000%, 10/04/07....................  CAD 4,000,000     2,529,214
                                                         ------------
                                                           10,775,681
                                                         ------------

NETHERLANDS -- 2.5%
  Rabobank Nederland, 4.875%, 1/25/07...  USD 3,500,000     3,751,650
                                                         ------------

SWEDEN -- 1.6%
  Swedish Export Credit Corp., 4.750%,
    12/20/06............................  CAD 3,000,000     1,959,106
  Swedish Export Credit Corp., 5.000%,
    6/28/07.............................  CAD   600,000       394,138
                                                         ------------
                                                            2,353,244
                                                         ------------

UNITED KINGDOM -- 2.8%
  Shell Finance UK, 5.000%, 7/16/07.....  USD 3,900,000     4,205,737
                                                         ------------
UNITED STATES -- 63.6%
  Abbott Laboratories, 6.400%,
    12/01/06............................  USD 2,500,000     2,801,703
                                              FACE
                                             AMOUNT         VALUE+

  Asian Development Bank, 4.875%,
    2/05/07.............................  USD 3,500,000  $  3,756,602
  Citigroup, Inc., 5.750%, 5/10/06......  USD 2,700,000     2,933,302
  European Investment Bank, 4.625%,
    3/01/07.............................  USD 3,500,000     3,755,776
  Federal Home Loan Bank, 4.875%,
    11/15/06............................  USD 5,500,000     5,930,875
  Federal Home Loan Bank, 4.875%,
    2/15/07.............................  USD 4,000,000     4,311,756
  Federal Home Loan Bank, 4.875%,
    5/15/07.............................  USD 4,000,000     4,312,808
  Federal Home Loan Mortgage Corp.,
    3.500%, 9/15/07.....................  USD 2,500,000     2,554,833
  Federal Home Loan Mortgage Corp.,
    4.875%, 3/15/07.....................  USD 6,000,000     6,489,132
  Federal Home Loan Mortgage Corp.,
    6.700%, 1/05/07.....................  USD 1,400,000     1,617,095
  Federal National Mortgage Association,
    3.250%, 11/15/07....................  USD 2,000,000     2,017,424
  Federal National Mortgage Association,
    5.000%, 1/15/07.....................  USD 10,000,000   10,849,500
  Federal National Mortgage Association,
    5.250%, 4/15/07.....................  USD 5,500,000     6,027,136
  Heller Financial, Inc., 6.375%,
    3/15/06.............................  USD 1,000,000     1,109,408
  Intermediate American Development
    Bank, 6.625%, 3/07/07...............  USD 3,000,000     3,447,948
  International Bank Reconstruction &
    Development, 6.125%, 12/19/07.......  USD 3,800,000     4,327,201
  International Finance Corp., 4.750%,
    4/30/07.............................  USD 3,500,000     3,751,402
  JP Morgan Chase & Co., 5.350%,
    3/01/07.............................  USD 1,500,000     1,588,178
  JP Morgan Chase & Co., 5.625%,
    8/15/06.............................  USD 1,000,000     1,070,656
  KfW International Finance, Inc.,
    4.750%, 1/24/07.....................  USD 3,500,000     3,764,141
  Procter & Gamble Co., 4.750%,
    6/15/07.............................  USD 3,500,000     3,756,504
  Texaco Capital, Inc., 8.250%,
    10/01/06............................  USD 2,500,000     2,989,203
  The Gillette Co., 5.000%, 12/21/06....  USD 1,000,000     1,080,042
  Toyota Motor Credit Corp., 5.500%,
    9/18/07.............................  USD 3,400,000     3,714,136
  Wal-Mart Stores, Inc., 5.450%,
    8/01/06.............................  USD 1,500,000     1,640,579
  Wal-Mart Stores, Inc., 8.000%,
    9/15/06.............................  USD 1,000,000     1,174,872
  Wells Fargo & Co., 5.125%, 2/15/07....  USD 3,000,000     3,225,033
                                                         ------------
                                                           93,997,245
                                                         ------------
  TOTAL BONDS AND NOTES
    (Identified Cost $133,853,459)......                  140,309,265
                                                         ------------

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                              FACE
                                             AMOUNT         VALUE+
SHORT-TERM INVESTMENTS -- 3.2%

UNITED STATES -- 3.2%
  Barton Capital Corp., 1.380%,
    1/27/03.............................  USD 1,000,000  $    999,003
  SSgA Government Money Market Fund.....  USD   329,735       329,735
  SSgA Money Market Fund................  USD 1,344,363     1,344,363
  University of California Revenues,
    1.350%, 1/02/03.....................  USD 1,000,000       999,963
  Windmill Financial Corp., 1.340%,
    1/10/03.............................  USD 1,000,000       999,665
                                                         ------------
                                                            4,672,729
                                                         ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $4,672,729)........                    4,672,729
                                                         ------------



TOTAL INVESTMENTS -- 98.1%
  (IDENTIFIED COST $138,526,188)#.................  144,981,994
  Cash and Other Assets, Less Liabilities --
    1.9%..........................................    2,810,053
                                                    -----------
NET ASSETS -- 100%................................  $147,792,047
                                                    ===========

  +  See Note 1.
  # At December 31, 2002, the aggregate cost of investment securities for income tax purposes was $138,526,188. Net unrealized appreciation aggregated $6,455,806 of which $6,467,080 related to appreciated investment securities and $11,274 related to depreciated investment securities.
Key to abbreviations:
CAD  -- Canadian Dollar
USD  -- U.S. Dollar

Ten Largest Sector Holdings at December 31, 2002
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Government Agency                    29.8%
Foreign Government/Agency            14.3%
Banks                                13.2%
Supranational Organizations          12.9%
Financial Services                   12.3%
Oil & Gas                             7.4%
Diversified Operations                2.5%
Retail -- General                     1.9%
Health Care -- Drugs                  1.9%
Cosmetics & Toiletries                0.7%

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited)

                                            SHARES       VALUE+

COMMON STOCKS -- 97.6%

ADVERTISING -- 0.3%
  Catalina Marketing Corp.*.............        800   $     14,800
  Getty Images, Inc.*...................        600         18,330
  Interpublic Group of Cos., Inc........      4,570         64,346
  Lamar Advertising Co. Class A*........      1,200         40,380
  Omnicom Group, Inc....................      2,300        148,580
  TMP Worldwide, Inc.*..................      1,800         20,358
                                                      ------------
                                                           306,794
                                                      ------------
AEROSPACE/DEFENSE -- 1.3%
  Alliant Techsystems, Inc.*............        675         42,086
  Boeing Co.............................      9,600        316,704
  General Dynamics Corp.................      2,400        190,488
  Goodrich Corp.........................      1,200         21,984
  Honeywell International, Inc..........      9,800        235,200
  Northrop Grumman Corp.................      1,923        186,502
  Raytheon Co...........................      4,800        147,600
  Rockwell Collins......................      2,600         60,476
  The Titan Corp.*......................        600          6,240
  United Technologies Corp..............      5,700        353,058
                                                      ------------
                                                         1,560,338
                                                      ------------

AGRICULTURAL OPERATIONS -- 0.1%
  AGCO Corp.............................      1,200         26,520
  Monsanto Co...........................      5,317        102,352
                                                      ------------
                                                           128,872
                                                      ------------

AIRLINES -- 0.2%
  Alaska Air Group, Inc.*...............        700         15,155
  AMR Corp.*............................      3,000         19,800
  Delta Air Lines, Inc..................      1,500         18,150
  SkyWest, Inc..........................        600          7,842
  Southwest Airlines Co.................      9,300        129,270
                                                      ------------
                                                           190,217
                                                      ------------

APPLIANCES -- 0.1%
  Maytag Corp...........................      1,100         31,350
  Whirlpool Corp........................        700         36,554
                                                      ------------
                                                            67,904
                                                      ------------

AUTO & RELATED -- 1.0%
  Advance Auto Parts, Inc.*.............        500         24,450
  American Axle & Manufacturing
    Holdings, Inc.*.....................        600         14,052
  AutoZone, Inc.*.......................      1,100         77,715
  BorgWarner, Inc.......................        300         15,126
  CarMax, Inc.*.........................        973         17,397
  Cummins Engine Co., Inc...............        500         14,065
  Dana Corp.............................      1,500         17,640
  Delphi Automotive Systems Corp........      6,700         53,935
  Dollar Thrifty Automotive
    Group, Inc.*........................        500         10,575
  Ford Motor Co.........................     24,500        227,850
  General Motors Corp...................      6,700        246,962
  Harley-Davidson, Inc..................      3,600        166,320
  Johnson Controls, Inc.................        700         56,119
                                            SHARES       VALUE+

  Lear Corp.*...........................        700   $     23,296
  Navistar International Corp...........      1,200         29,172
  O'Reilly Automotive, Inc.*............      1,000         25,290
  PACCAR, Inc...........................      1,150         53,050
  Rent-A-Center, Inc.*..................        500         24,975
  Superior Industries
    International, Inc..................        300         12,408
  Thor Industries, Inc..................        800         27,544
  Tower Automotive, Inc.*...............      1,100          4,950
  Visteon Corp..........................      1,800         12,528
                                                      ------------
                                                         1,155,419
                                                      ------------

BANKS/SAVINGS & LOANS -- 6.0%
  Associated Banc-Corp..................        913         30,987
  Astoria Financial Corp................      1,100         29,865
  BancorpSouth, Inc.....................        700         13,594
  Bank of America Corp..................     18,000      1,252,260
  Bank of New York Co., Inc.............      8,700        208,452
  Bank One Corp.........................     11,700        427,635
  Banknorth Group, Inc..................      2,100         47,460
  BB&T Corp.............................      5,745        212,508
  BOK Financial Corp....................        636         20,600
  Capitol Federal Financial.............      1,000         28,800
  Charter One Financial, Inc............      2,762         79,352
  Chittenden Corp.......................        500         12,740
  City National Corp....................        800         35,192
  Comerica, Inc.........................      1,800         77,832
  Commerce Bancshares, Inc..............        855         33,593
  Commercial Federal Corp...............        600         14,010
  Community First Bankshares, Inc.......        500         13,230
  Compass Bancshares, Inc...............      2,400         75,048
  CVB Financial Corp....................        500         12,715
  Downey Financial Corp.................        300         11,700
  F.N.B Corp............................        525         14,453
  Fifth Third Bancorp...................      6,950        406,922
  First Charter Corp....................        600         10,800
  First Financial Bancorp...............        630         10,326
  First Tennessee National Corp.........      2,500         89,850
  First Virginia Banks, Inc.............        900         33,507
  FleetBoston Financial Corp............     15,708        381,704
  Fulton Financial Corp.................      1,412         24,936
  Golden West Financial Corp............      1,600        114,896
  Greater Bay Bancorp...................        400          6,916
  GreenPoint Financial Corp.............      1,200         54,216
  Hibernia Corp. Class A................      1,900         36,594
  Hudson City Bancorp, Inc..............      2,400         44,712
  Hudson United Bancorp.................        500         15,550
  Huntington Bancshares, Inc............      3,000         56,130
  Independence Community Bank Corp......        700         17,766
  M&T Bank Corp.........................        900         71,415
  Marshall & Ilsley Corp................      3,000         82,140
  Mercantile Bankshares Corp............      1,000         38,590
  National Commerce Financial Corp......      2,500         59,625
  New York Community Bancorp, Inc.......      1,518         43,840
  North Fork Bancorp., Inc..............      2,300         77,602
  Northern Trust Corp...................      3,100        108,655
  Old National Bancorp..................        463         11,251

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Pacific Capital Bancorp...............        500   $     12,725
  People's Bank.........................        500         12,570
  PNC Bank Corp.........................      4,300        180,170
  Provident Financial Group, Inc........        400         10,412
  Republic Bancorp, Inc.................      1,210         14,242
  Riggs National Corp...................        500          7,745
  Roslyn Bancorp, Inc...................        900         16,227
  Silicon Valley Bancshares*............        500          9,125
  SouthTrust Corp.......................      4,200        104,370
  Sovereign Bancorp, Inc................      3,700         51,985
  Staten Island Bancorp, Inc............        800         16,112
  Sun Trust Banks, Inc..................      3,000        170,760
  TCF Financial Corp....................        800         34,952
  The Colonial BancGroup, Inc...........      1,100         13,123
  TrustCo Bank Corp. NY.................      1,380         14,876
  Trustmark Corp........................        600         14,238
  U.S. Bancorp..........................     23,015        488,378
  UnionBanCal Corp......................      1,600         62,832
  United Bankshares, Inc................        500         14,531
  Valley National Bancorp...............      1,125         29,666
  Wachovia Corp.........................     16,500        601,260
  Washington Federal, Inc...............      1,050         26,093
  Washington Mutual, Inc................     11,450        395,369
  Webster Financial Corp................        500         17,400
  Westamerica Bancorp...................        500         20,090
  Westcorp..............................        500         10,500
  Whitney Holding Corp..................        450         14,999
  Zions Bancorp.........................      2,700        106,242
                                                      ------------
                                                         6,920,961
                                                      ------------

BROADCASTING -- 0.9%
  Clear Channel
    Communications, Inc.*...............      7,200        268,488
  Comcast Corp. Class A*................     12,325        290,500
  Comcast Corp. Class A Special*........     10,000        225,900
  Entravision Communications Corp.*.....        800          7,984
  Fox Entertainment Group, Inc.
    Class A*............................      3,600         93,348
  Hearst-Argyle Television, Inc.*.......        500         12,055
  Hispanic Broadcasting Corp.*..........      1,000         20,550
  Mediacom Communications Corp.*........      1,500         13,215
  Sinclair Broadcast Group, Inc.
    Class A*............................      2,200         25,586
  Univision Communications, Inc.
    Class A*............................      2,200         53,900
                                                      ------------
                                                         1,011,526
                                                      ------------

BUILDING & CONSTRUCTION -- 0.5%
  Beazer Homes USA, Inc.*...............        200         12,120
  Centex Corp...........................        500         25,100
  Clayton Homes, Inc....................      1,900         23,142
  D.R. Horton, Inc......................      1,450         25,157
  Florida Rock Industries, Inc..........        500         19,025
  Granite Construction, Inc.............        500          7,750
  Jacobs Engineering Group, Inc.*.......        600         21,360
  KB HOME...............................        900         38,565
  Lafarge Corp..........................      1,000         32,850
  Lennar Corp...........................        500         25,800
                                            SHARES       VALUE+

  M.D.C. Holdings, Inc..................        300   $     11,478
  Martin Marietta Materials, Inc........        500         15,330
  Masco Corp............................      5,500        115,775
  Modine Manufacturing Co...............        400          7,072
  NVR, Inc..............................        100         32,550
  Pulte Corp............................        500         23,935
  Ryland Group, Inc.....................        300         10,005
  Simpson Manufacturing Co., Inc.*......        400         13,160
  Texas Industries, Inc.................        300          7,290
  The Shaw Group, Inc.*.................        500          8,225
  Toll Brothers, Inc.*..................        700         14,140
  Vulcan Materials Co...................      1,000         37,500
  York International Corp...............        500         12,785
                                                      ------------
                                                           540,114
                                                      ------------

BUSINESS SERVICES -- 1.6%
  Acxiom Corp.*.........................        900         13,842
  American Management Systems, Inc.*....        700          8,393
  Ariba, Inc.*..........................      3,200          7,936
  Automatic Data Processing, Inc........      6,200        243,350
  BEA Systems, Inc.*....................      4,800         55,056
  BearingPoint, Inc.*...................      1,900         13,110
  Cendant Corp.*........................     12,448        130,455
  Ceridian Corp.*.......................      1,500         21,630
  Certegy, Inc.*........................        300          7,365
  ChoicePoint, Inc.*....................      1,066         42,096
  Cintas Corp...........................      3,400        155,550
  Ecolab, Inc...........................      1,800         89,100
  Electronic Data Systems Corp..........      5,700        105,051
  Expeditors International of
    Washington, Inc.....................      1,200         39,180
  Fair, Issac & Co., Inc................        500         21,350
  First Data Corp.......................      9,000        318,690
  Fiserv, Inc.*.........................      2,650         89,968
  Foundry Networks, Inc.*...............      1,700         11,968
  Global Payments, Inc..................        240          7,682
  Harte-Hanks, Inc......................      2,550         47,609
  Iron Mountain, Inc.*..................      1,200         39,612
  John H. Harland Co....................        500         11,065
  Kelly Services, Inc. Class A..........        500         12,355
  Manpower, Inc.........................      1,100         35,090
  MPS Group, Inc.*......................      1,400          7,756
  NCO Group, Inc.*......................        500          7,975
  Paychex, Inc..........................      5,250        146,475
  Robert Half International, Inc.*......      2,800         45,108
  SEI Investments Co....................      1,100         29,898
  The Corporate Executive Board Co.*....        500         15,960
  The Reynolds & Reynolds Co.
    Class A.............................      1,000         25,470
  Westwood One, Inc.*...................      1,300         48,568
                                                      ------------
                                                         1,854,713
                                                      ------------

CHEMICALS -- 1.4%
  Air Products & Chemicals, Inc.........      3,200        136,800
  Airgas, Inc.*.........................        800         13,800
  Albemarle Corp........................        500         14,225
  Ashland, Inc..........................        800         22,824

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
CHEMICALS  (CONTINUED)
  Cabot Corp............................        900   $     23,886
  Crompton Corp.........................      1,100          6,545
  Cytec Industries, Inc.*...............        500         13,640
  Dow Chemical Co.......................     10,900        323,730
  E.I. du Pont de Nemours & Co..........     11,900        504,560
  Eastman Chemical Co...................        800         29,416
  Engelhard Corp........................      1,800         40,230
  Ferro Corp............................        500         12,215
  FMC Corp.*............................        500         13,660
  Great Lakes Chemical Corp.............        800         19,104
  Hercules, Inc.*.......................      1,300         11,440
  IMC Global, Inc.......................      1,800         19,206
  International Specialty
    Products, Inc.*.....................      4,800         49,008
  Lubrizol Corp.........................        500         15,250
  Lyondell Chemical Co..................      1,900         24,016
  Olin Corp.............................        700         10,885
  OM Group, Inc.........................        300          2,064
  Praxair, Inc..........................      1,600         92,432
  Rohm & Haas Co........................      3,300        107,184
  RPM, Inc..............................        900         13,752
  Sigma-Aldrich Corp....................        900         43,830
  The Valspar Corp......................        500         22,090
                                                      ------------
                                                         1,585,792
                                                      ------------

COMMERCIAL SERVICES -- 0.1%
  Arbitron, Inc.*.......................        300         10,050
  Convergys Corp.*......................      2,100         31,815
  Deluxe Corp...........................        600         25,260
  Polycom, Inc.*........................      1,000          9,520
  Quintiles Transnational Corp.*........      1,400         16,940
                                                      ------------
                                                            93,585
                                                      ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
  Andrew Corp.*.........................      1,200         12,336
  L-3 Communications Holdings, Inc.*....        900         40,419
  UTStarcom, Inc.*......................      1,600         31,728
                                                      ------------
                                                            84,483
                                                      ------------

COMPUTERS -- 2.6%
  Apple Computer, Inc.*.................      5,000         71,650
  Dell Computer Corp.*..................     30,700        820,918
  Gateway, Inc.*........................      3,200         10,048
  Hewlett-Packard Co....................     30,701        532,969
  International Business Machines
    Corp................................     20,300      1,573,250
                                                      ------------
                                                         3,008,835
                                                      ------------

COMPUTER EQUIPMENT -- 1.4%
  Brocade Communications
    Systems, Inc.*......................      3,300         13,662
  Electronics for Imaging, Inc.*........        600          9,757
  EMC Corp..............................     30,800        189,112
  Emulex Corp.*.........................        800         14,840
  Imation Corp.*........................        500         17,540
  Ingram Micro, Inc. Class A*...........      1,500         18,525
  Intel Corp............................     76,900      1,197,333
  Maxtor Corp.*.........................      2,900         14,674
                                            SHARES       VALUE+

  MEMC Electronic Materials, Inc.*......      2,300   $     17,411
  SanDisk Corp.*........................      1,000         20,300
  Storage Technology Corp.*.............      1,500         32,130
  VERITAS Software Corp.*...............      4,900         76,538
  Western Digital Corp.*................      2,800         17,892
                                                      ------------
                                                         1,639,714
                                                      ------------

COMPUTER SERVICES -- 1.6%
  Affiliated Computer Services, Inc.
    Class A*............................      1,800         94,770
  Avocent Corp.*........................        500         11,110
  Cadence Design Systems, Inc.*.........      3,500         41,265
  CDW Computer Centers, Inc.*...........      1,100         48,235
  Cisco Systems, Inc.*..................     78,200      1,024,420
  Computer Sciences Corp.*..............      2,400         82,680
  Compuware Corp.*......................      5,200         24,960
  Diebold, Inc..........................        700         28,854
  DST Systems, Inc.*....................      1,700         60,435
  FactSet Research Systems, Inc.........        500         14,135
  Fidelity National Information
    Solutions, Inc.*....................        600         10,350
  GTECH Holdings Corp.*.................        600         16,716
  Intergraph Corp.*.....................        700         12,432
  Jack Henry & Associates, Inc..........      1,100         13,244
  NCR Corp.*............................      1,000         23,740
  Network Appliance, Inc.*..............      4,700         47,000
  Perot Systems Corp. Class A*..........      1,700         18,224
  Sun Microsystems, Inc.*...............     37,500        116,625
  SunGard Data Systems, Inc.*...........      3,900         91,884
  Sybase, Inc.*.........................        700          9,380
  The BISYS Group, Inc.*................      1,700         27,030
  Unisys Corp.*.........................      4,500         44,550
                                                      ------------
                                                         1,862,039
                                                      ------------

COMPUTER SOFTWARE -- 4.3%
  3Com Corp.*...........................      3,500         16,205
  Activision, Inc.*.....................        500          7,295
  Adobe Systems, Inc....................      2,900         71,923
  Autodesk, Inc.........................      1,000         14,300
  BMC Software, Inc.*...................      2,900         49,619
  Borland Software Corp.*...............        800          9,840
  CheckFree Corp.*......................        700         11,201
  Citrix Systems, Inc.*.................      1,500         18,480
  Computer Associates
    International, Inc..................      6,900         93,150
  Electronic Arts, Inc.*................      2,000         99,540
  Internet Security Systems, Inc.*......        600         10,998
  Intuit, Inc.*.........................      2,100         98,532
  J.D. Edwards & Co.*...................      2,100         23,688
  Mercury Interactive Corp.*............      1,000         29,650
  Microsoft Corp.*......................     64,200      3,319,140
  National Instruments Corp.*...........        500         16,245
  NetIQ Corp.*..........................        500          6,175
  Network Associates, Inc.*.............      2,600         41,834
  Novell, Inc.*.........................      4,400         14,696
  NVIDIA Corp.*.........................      1,700         19,567
  Oracle Corp.*.........................     59,900        646,920

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  Parametric Technology Corp.*..........      4,200   $     10,584
  PeopleSoft, Inc.*.....................      3,800         69,540
  Quest Software, Inc.*.................      1,100         11,341
  Rational Software Corp.*..............      1,900         19,741
  Red Hat, Inc.*........................      1,700         10,047
  SERENA Software, Inc.*................      1,000         15,790
  Siebel Systems, Inc.*.................      6,700         50,116
  Symantec Corp.*.......................      1,700         68,867
  Take-Two Interactive
    Software, Inc.*.....................        500         11,745
  THQ, Inc.*............................        500          6,625
  TIBCO Software, Inc.*.................      2,900         17,922
  WebMD Corp.*..........................      3,700         31,635
                                                      ------------
                                                         4,942,951
                                                      ------------

CONSUMER PRODUCTS -- 2.7%
  Avon Products, Inc....................      2,400        129,288
  Blyth, Inc............................        500         13,380
  Clorox Co.............................      2,800        115,500
  Colgate-Palmolive Co..................      6,600        346,038
  Energizer Holdings, Inc.*.............        800         22,320
  Estee Lauder Companies, Inc.
    Class A.............................      1,500         39,600
  Fortune Brands, Inc...................      1,500         69,765
  Fossil, Inc.*.........................        600         12,204
  Gillette Co...........................     12,700        385,572
  Hasbro, Inc...........................      2,800         32,340
  IDEXX Laboratories, Inc.*.............        500         16,425
  International Flavors &
    Fragrances, Inc.....................      1,400         49,140
  Mattel, Inc...........................      5,200         99,580
  Newell Rubbermaid, Inc................      3,200         97,056
  Playtex Products, Inc.*...............      1,000          9,880
  Procter & Gamble Co...................     19,500      1,675,830
  The Dial Corp.........................        900         18,333
  The Scotts Co. Class A*...............        300         14,712
  The Yankee Candle Co., Inc.*..........      1,100         17,600
  Tupperware Corp.......................        600          9,048
                                                      ------------
                                                         3,173,611
                                                      ------------

CONTAINERS & GLASS -- 0.0%
  Crown Cork & Seal Co., Inc............      1,500         11,925
  Owens-Illinois, Inc.*.................      1,700         24,786
                                                      ------------
                                                            36,711
                                                      ------------

CONTAINERS-PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc........................        600         29,778
  Longview Fibre Co.....................        900          6,507
  Sealed Air Corp.*.....................      1,000         37,300
  Smurfit-Stone Container Corp.*........      2,900         44,634
  Sonoco Products Co....................      1,000         22,930
                                                      ------------
                                                           141,149
                                                      ------------

DISTRIBUTION/WHOLESALE -- 0.2%
  Fastenal Co...........................        900         33,651
  Genuine Parts Co......................      2,600         80,080
  Grainger, Inc.........................      1,100         56,705
  Hughes Supply, Inc....................        300          8,196
                                            SHARES       VALUE+

  International Multifoods Corp.*.......        900   $     19,071
  United Stationers, Inc.*..............        500         14,401
                                                      ------------
                                                           212,104
                                                      ------------

DIVERSIFIED OPERATIONS -- 1.7%
  3M Co.................................      4,700        579,510
  Carlisle Cos., Inc....................        600         24,828
  Cooper Industries Ltd. Class A*.......      1,100         40,095
  Corning, Inc..........................     14,400         47,664
  Crane Co..............................        500          9,965
  Danaher Corp..........................      1,400         91,980
  Federal Signal Corp...................        600         11,652
  Fidelity National Financial, Inc......      1,155         37,918
  Harsco Corp...........................        500         15,945
  Hawaiian Electric Industries, Inc.....        300         13,194
  Hillenbrand Industries, Inc...........      1,300         62,803
  Illinois Tool Works, Inc..............      3,700        239,982
  ITT Industries, Inc...................        900         54,621
  Lancaster Colony Corp.................        500         19,540
  Lockheed Martin Corp..................      5,500        317,625
  Pentair, Inc..........................        500         17,275
  PerkinElmer, Inc......................      8,200         67,650
  Pittston Brink's Group................        500          9,240
  PPG Industries, Inc...................      2,000        100,300
  Roper Industries, Inc.................        500         18,300
  Sensient Technologies Corp............        600         13,482
  SPS Technologies, Inc.*...............        300          7,125
  Teleflex, Inc.........................        500         21,445
  Textron, Inc..........................      1,900         81,681
  Trinity Industries, Inc...............        600         11,376
  Tyco International Ltd................        259          4,424
  Viad Corp.............................      1,100         24,585
                                                      ------------
                                                         1,944,205
                                                      ------------

EDUCATION -- 0.2%
  Apollo Group, Inc. Class A*...........      2,450        107,800
  Career Education Corp.*...............        500         20,000
  DeVry, Inc.*..........................        600          9,966
  Education Management Corp.*...........        500         18,800
  ITT Educational Services, Inc.*.......        600         14,130
  Renaissance Learning, Inc.*...........        500          9,450
                                                      ------------
                                                           180,146
                                                      ------------

ELECTRIC UTILITIES -- 0.1%
  DQE, Inc..............................      1,000         15,240
  Great Plains Energy, Inc..............      1,200         27,456
  Reliant Resources, Inc.*..............      5,944         19,021
                                                      ------------
                                                            61,717
                                                      ------------

ELECTRICAL EQUIPMENT -- 2.5%
  Belden, Inc...........................        500          7,610
  Cable Design Technologies Corp.*......      1,100          6,490
  Fairchild Semiconductor Corp.
    Class A*............................      1,200         12,852
  General Electric Co...................    104,400      2,542,140
  KEMET Corp.*..........................      1,500         13,110
  Lincoln Electric Holdings, Inc........        900         20,835
  Microchip Technology, Inc.*...........      2,450         59,902

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRICAL EQUIPMENT  (CONTINUED)
  Micron Technology, Inc.*..............      9,100   $     88,634
  Molex, Inc............................      1,400         32,256
  Semtech Corp.*........................        600          6,552
  Xilinx, Inc.*.........................      4,100         84,460
                                                      ------------
                                                         2,874,841
                                                      ------------

ELECTRONICS -- 2.2%
  Advanced Micro Devices, Inc.*.........      5,700         36,822
  Agere Systems, Inc. Class A*..........        368            530
  Agere Systems, Inc. Class B*..........      9,048         12,667
  Agilent Technologies, Inc.*...........      5,600        100,576
  Altera Corp.*.........................      5,400         66,582
  AMETEK, Inc...........................        500         19,245
  Amkor Technology, Inc.*...............      2,000          9,520
  Amphenol Corp. Class A*...............        300         11,400
  Analog Devices, Inc.*.................      5,100        121,737
  Anixter International, Inc.*..........        600         13,950
  Applied Materials, Inc.*..............     24,700        321,841
  Applied Micro Circuits Corp.*.........      3,600         13,284
  Arrow Electronics, Inc.*..............      1,000         12,790
  Atmel Corp.*..........................      5,000         11,150
  Avnet, Inc............................      1,422         15,400
  AVX Corp..............................      2,400         23,520
  Broadcom Corp. Class A*...............      2,500         37,650
  Cree, Inc.*...........................        600          9,810
  Curtiss-Wright Corp. Class B..........         19          1,184
  Cymer, Inc.*..........................        500         16,125
  Cypress Semiconductor Corp.*..........      1,400          8,008
  Emerson Electric Co...................      5,900        300,015
  Exar Corp.*...........................        600          7,440
  General Motors Corp. Class H*.........      1,700         18,190
  Gentex Corp.*.........................        700         22,148
  Harman International
    Industries, Inc.....................        300         17,850
  Hubbell, Inc. Class B.................        500         17,570
  Integrated Circuit Systems, Inc.*.....        900         16,425
  Integrated Device
    Technology, Inc.*...................      1,300         10,881
  International Rectifier Corp.*........        800         14,768
  Intersil Corp. Class A*...............      1,900         26,486
  Jabil Circuit, Inc.*..................      2,800         50,176
  KLA-Tencor Corp.*.....................      1,900         67,203
  Lam Research Corp.*...................      1,300         14,040
  Lattice Semiconductor Corp.*..........      1,600         14,032
  Linear Technology Corp................      3,800         97,736
  LSI Logic Corp.*......................      3,700         21,349
  Maxim Integrated Products, Inc.*......      3,836        126,741
  Micrel, Inc.*.........................      1,100          9,878
  National Semiconductor Corp.*.........      2,900         43,529
  Novellus Systems, Inc.*...............      2,056         57,733
  PMC-Sierra, Inc.*.....................      2,300         12,788
  QLogic Corp.*.........................      1,100         37,961
  Rambus, Inc.*.........................      4,400         29,524
  Rockwell International Corp...........      2,600         53,846
  Sanmina Corp.*........................      7,320         32,867
  Silicon Laboratories, Inc.*...........        500          9,540
                                            SHARES       VALUE+

  Skyworks Solutions, Inc.*.............      1,900   $     16,378
  Solectron Corp.*......................     11,500         40,825
  Synopsys, Inc.*.......................        800         36,920
  Tech Data Corp.*......................        800         21,568
  Technitrol, Inc.......................        500          8,070
  Tektronix, Inc.*......................      2,000         36,380
  Teradyne, Inc.*.......................      2,200         28,622
  Texas Instruments, Inc................     20,800        312,208
  Thermo Electron Corp..................      1,795         36,115
  Thomas & Betts Corp...................        500          8,450
  Vishay Intertechnology, Inc.*.........      1,400         15,652
                                                      ------------
                                                         2,555,695
                                                      ------------

ENERGY -- 1.2%
  Centerpoint Energy, Inc...............      3,100         26,350
  ChevronTexaco Corp....................     12,856        854,667
  DTE Energy Co.........................      1,600         74,240
  Energy East Corp......................      2,000         44,180
  Entergy Corp..........................      2,700        123,093
  Kinder Morgan, Inc....................      2,300         97,221
  Peabody Energy Corp...................        600         17,538
  Progress Energy, Inc..................      2,800        121,380
  Sempra Energy.........................      2,500         59,125
                                                      ------------
                                                         1,417,794
                                                      ------------

ENVIROMENTAL SERVICES -- 0.0%
  Rollins, Inc..........................        600         15,270
                                                      ------------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................        800         12,400
                                                      ------------

FINANCIAL SERVICES -- 8.2%
  A.G. Edwards, Inc.....................      1,700         56,032
  Affiliated Managers Group, Inc.*......        200         10,060
  Ambac Financial Group, Inc............      1,050         59,052
  American Capital Strategies Ltd.......        500         10,795
  American Express Co...................     15,800        558,530
  AmeriCredit Corp.*....................      1,000          7,740
  AmSouth Bancorporation................      4,300         82,560
  Bank of Hawaii Corp...................      2,500         75,975
  Capital One Financial Corp............      2,700         80,244
  Charles Schwab Corp...................     18,800        203,980
  Citigroup, Inc........................     61,965      2,180,548
  Citizens Banking Corp.................        500         12,390
  Commerce Bancorp, Inc.................        500         21,595
  Concord EFS, Inc.*....................      6,200         97,588
  Countrywide Credit
    Industries, Inc.....................      3,000        154,950
  Cullen/Frost Bankers, Inc.............        500         16,350
  Dun & Bradstreet Corp.*...............      1,000         34,490
  E*Trade Group, Inc.*..................      5,700         27,702
  Eaton Vance Corp......................      1,100         31,075
  Equifax, Inc..........................      2,000         46,280
  First Commonwealth Financial Corp.....      1,200         13,800
  First Midwest Bancorp, Inc............        500         13,355
  FirstMerit Corp.......................      1,000         21,660
  Franklin Resources, Inc...............      4,100        139,728
  H&R Block, Inc........................      2,700        108,540

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  Household International, Inc..........      5,500   $    152,955
  IndyMac Bancorp, Inc.*................        500          9,245
  Interactive Data Corp.*...............        900         12,375
  Investment Technology Group, Inc.*....        500         11,180
  Investors Financial Services Corp.....      1,000         27,390
  J.P. Morgan Chase & Co................     24,140        579,360
  John Hancock Financial
    Services, Inc.......................      3,500         97,650
  KeyCorp...............................      5,100        128,214
  Knight Trading Group, Inc.*...........        600          2,874
  LaBranche & Co., Inc.*................        500         13,320
  Legg Mason, Inc.......................        800         38,832
  Lehman Brothers Holdings, Inc.........      4,400        234,476
  MBIA, Inc.............................      1,800         78,948
  MBNA Corp.............................     15,350        291,957
  Mellon Financial Corp.................      5,300        138,383
  Merrill Lynch & Co., Inc..............     10,400        394,680
  Morgan Stanley Dean Witter & Co.......     13,200        526,944
  National City Corp....................      7,300        199,436
  National Processing, Inc.*............        600          9,630
  Neuberger Berman, Inc.................        800         26,792
  PRG-Schultz International, Inc.*......      1,000          8,900
  Protective Life Corp..................      1,000         27,520
  Providian Financial Corp..............      2,800         18,172
  Raymond James Financial, Inc..........        600         17,748
  Regions Financial Corp................      4,400        146,784
  Sky Financial Group, Inc..............        700         13,937
  SLM Corp..............................      1,600        166,176
  South Financial Group, Inc............        600         12,396
  Southwest Bancorporation of
    Texas, Inc.*........................        500         14,405
  State Street Corp.....................      4,900        191,100
  Stilwell Financial, Inc...............      3,300         43,131
  Susquehanna Bancshares, Inc...........        800         16,673
  Synovus Financial Corp................      4,100         79,540
  T. Rowe Price Group, Inc..............      1,800         49,104
  The Bear Stearns Cos., Inc............        900         53,460
  The Goldman Sachs Group, Inc..........      5,600        381,360
  The Student Loan Corp.................        200         19,560
  UICI*.................................        700         10,885
  Union Planters Corp...................      4,050        113,967
  Waddell & Reed Financial, Inc.
    Class A.............................      1,000         19,670
  Wells Fargo & Co......................     20,500        960,835
  WFS Financial, Inc.*..................        500         10,456
  Wilmington Trust Corp.................        600         19,008
                                                      ------------
                                                         9,434,447
                                                      ------------

FOOD & BEVERAGES -- 4.3%
  Adolph Coors Co. Class B..............        200         12,250
  Anheuser-Busch Cos., Inc..............     10,400        503,360
  Archer-Daniels-Midland Co.............      7,777         96,435
  Brown Forman Corp. Class B............        500         32,680
  Campbell Soup Co......................      4,900        115,003
  Coca-Cola Co..........................     29,800      1,305,836
  Coca-Cola Enterprises, Inc............      5,400        117,288
  ConAgra, Inc..........................      8,100        202,581
                                            SHARES       VALUE+

  Constellation Brands, Inc. Class A....        800   $     18,968
  Corn Products International, Inc......        400         12,052
  Dean Foods Co.*.......................        856         31,757
  Del Monte Foods Co.*..................      2,188         16,850
  Dole Food Co., Inc....................        600         19,548
  Dreyer's Grand Ice Cream, Inc.........        500         35,480
  Flowers Foods, Inc.*..................        300          5,853
  General Mills, Inc....................      5,100        239,445
  H.J. Heinz Co.........................      4,900        161,063
  Hershey Foods Corp....................      1,600        107,904
  Hormel Foods Corp.....................      2,100         48,993
  Interstate Bakeries Corp..............      4,300         65,575
  Kellogg Co............................      4,900        167,923
  Kraft Foods, Inc. Class A.............      6,700        260,831
  McCormick & Co., Inc..................      1,500         34,800
  PepsiAmericas, Inc....................      3,400         45,662
  PepsiCo, Inc..........................     21,290        898,864
  Performance Food Group Co.*...........        400         13,584
  Smithfield Foods, Inc.*...............      1,500         29,760
  SYSCO Corp............................      8,000        238,320
  Tootsie Roll Industries, Inc..........        500         15,340
  Tyson Foods, Inc. Class A.............      3,002         33,682
  Wm. Wrigley Jr. Co....................      1,800         98,784
                                                      ------------
                                                         4,986,471
                                                      ------------

FOREST & PAPER PRODUCTS -- 0.6%
  Georgia-Pacific Group.................      3,505         56,641
  International Paper Co................      5,824        203,665
  Kimberly-Clark Corp...................      6,200        294,314
  P.H. Glatfelter Co....................        700          9,212
  Wausau-Mosinee Paper Corp.............        800          8,976
  Weyerhaeuser Co.......................      2,200        108,262
                                                      ------------
                                                           681,070
                                                      ------------

FUNERAL SERVICES -- 0.0%
  Service Corp. International*..........      3,000          9,960
                                                      ------------

HEALTH CARE -- BIOTECHNOLOGY -- 1.9%
  Affymetrix, Inc.*.....................        600         13,734
  Amgen, Inc.*..........................     15,352        742,116
  Biogen, Inc.*.........................      1,500         60,090
  Cell Genesys, Inc.*...................        600          6,691
  Charles River Laboratories
    International, Inc.*................        500         19,240
  Chiron Corp.*.........................      1,900         71,440
  Enzon, Inc.*..........................        500          8,360
  Genentech, Inc.*......................      7,200        238,752
  Genta, Inc.*..........................        800          6,152
  Genzyme Corp.*........................      3,000         88,710
  Gilead Sciences, Inc.*................      2,400         81,600
  ICOS Corp.*...........................        500         11,705
  IDEC Pharmaceuticals Corp.*...........      1,500         49,755
  ImClone Systems, Inc.*................        900          9,559
  Medtronic, Inc........................     14,600        665,760
  Pharmaceutical Product
    Development, Inc.*..................        500         14,635
  Protein Design Labs, Inc.*............      1,200         10,200

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- BIOTECHNOLOGY  (CONTINUED)
  Regeneron Pharmaceuticals, Inc.*......        500   $      9,255
  Scios, Inc.*..........................        500         16,290
  Techne Corp.*.........................        800         22,854
  VISX, Inc.*...........................        700          6,706
                                                      ------------
                                                         2,153,604
                                                      ------------

HEALTH CARE -- DRUGS -- 5.5%
  Abbott Laboratories...................     15,600        624,000
  Accredo Health, Inc.*.................        700         24,675
  AmerisourceBergen Corp................      1,559         84,669
  Amylin Pharmaceuticals, Inc.*.........      1,000         16,140
  Andrx Group*..........................        800         11,736
  Barr Laboratories, Inc.*..............        700         45,563
  Bristol-Myers Squibb Co...............     23,200        537,080
  Celgene Corp.*........................      1,100         23,617
  Cephalon, Inc.*.......................        700         34,068
  Eli Lilly & Co........................     13,500        857,250
  Forest Laboratories, Inc.*............      2,700        265,194
  ICN Pharmaceuticals, Inc..............      1,000         10,910
  IVAX Corp.*...........................      2,750         33,358
  King Pharmaceuticals, Inc.*...........      3,449         59,288
  Medicis Pharmaceutical Corp.
    Class A*............................        500         24,835
  MedImmune, Inc.*......................      3,030         82,325
  Millennium Pharmaceuticals, Inc.*.....      2,800         22,232
  Mylan Laboratories, Inc...............      2,500         87,250
  OSI Pharmaceuticals, Inc.*............        500          8,200
  Pfizer, Inc...........................     73,975      2,261,416
  Pharmacia Corp........................     13,000        543,400
  Priority Healthcare Corp. Class B*....        500         11,600
  SICOR, Inc.*..........................      1,900         30,115
  Vertex Pharmaceuticals, Inc.*.........      1,500         23,775
  Watson Pharmaceuticals, Inc.*.........      1,500         42,405
  Wyeth.................................     15,900        594,660
                                                      ------------
                                                         6,359,761
                                                      ------------

HEALTH CARE -- PRODUCTS -- 4.5%
  Abgenix, Inc.*........................      1,200          8,844
  Advanced Medical Optics, Inc.*........        288          3,447
  Allergan, Inc.........................      1,300         74,906
  Apogent Technologies, Inc.*...........      1,100         22,880
  Arrow International, Inc..............        400         16,268
  Bausch & Lomb, Inc....................        800         28,800
  Beckman Coulter, Inc..................      2,500         73,800
  Becton, Dickinson & Co................      3,600        110,484
  Biomet, Inc...........................      3,200         91,712
  Boston Scientific Corp.*..............      5,700        242,364
  C.R. Bard, Inc........................        800         46,400
  Cooper Cos., Inc......................        600         15,012
  Cytyc Corp.*..........................      1,200         12,240
  Datascope Corp........................        300          7,440
  DENTSPLY International, Inc...........      1,500         55,800
  Guidant Corp.*........................      3,700        114,145
  Henry Schein, Inc.*...................        300         13,500
  Human Genome Sciences, Inc.*..........      1,000          8,810
  Invitrogen Corp.*.....................        900         28,161
                                            SHARES       VALUE+

  Johnson & Johnson.....................     35,712   $  1,918,092
  Merck & Co., Inc......................     27,200      1,539,792
  Perrigo Co.*..........................      1,100         13,365
  ResMed, Inc.*.........................        500         15,285
  Respironics, Inc.*....................        500         15,215
  Schering-Plough Corp..................     17,600        390,720
  St. Jude Medical, Inc.*...............      2,100         83,412
  Stryker Corp..........................      2,000        134,240
  Varian Medical Systems, Inc.*.........        600         29,760
  Zimmer Holdings, Inc.*................      2,380         98,818
                                                      ------------
                                                         5,213,712
                                                      ------------

HEALTH CARE -- SERVICES -- 2.4%
  AdvancePCS*...........................        800         17,768
  Anthem, Inc.*.........................        318         20,002
  Apria Healthcare Group, Inc.*.........        800         17,792
  Baxter International, Inc.............      7,200        201,600
  Cardinal Health, Inc..................      5,400        319,626
  Caremark Rx, Inc.*....................      4,100         66,625
  Cerner Corp.*.........................        400         12,504
  Community Health Care*................      1,600         32,944
  Covance, Inc.*........................      1,100         27,049
  Coventry Health Care, Inc.*...........        500         14,515
  DaVita, Inc.*.........................        700         17,269
  Express Scripts, Inc.*................      1,000         48,040
  First Health Group Corp.*.............      8,600        209,410
  HCA-The Healthcare Corp...............      6,100        253,150
  Health Management Associates, Inc.
    Class A*............................      3,000         53,700
  Health Net, Inc.*.....................      1,500         39,600
  Healthsouth Corp.*....................      5,500         23,100
  Humana, Inc.*.........................      2,400         24,000
  IMS Health, Inc.......................      4,000         64,000
  Laboratory Corporation of America
    Holdings*...........................      1,800         41,832
  Lincare Holdings, Inc.*...............      1,100         34,782
  Manor Care, Inc.*.....................      1,200         22,332
  McKesson HBOC, Inc....................      4,100        110,823
  MedQuist, Inc.*.......................        500         10,130
  Mid Atlantic Medical
    Services, Inc.*.....................        500         16,200
  Omnicare, Inc.........................      1,100         26,213
  Oxford Health Plans, Inc.*............      1,100         40,095
  PacifiCare Health Systems, Inc.*......        600         16,860
  Patterson Dental Co.*.................      1,000         43,740
  Pediatrix Medical Group, Inc.*........        600         24,036
  Province Healthcare Co.*..............        800          7,784
  Quest Diagnostics, Inc.*..............      1,000         56,900
  Renal Care Group, Inc.*...............        500         15,820
  STERIS Corp.*.........................        600         14,550
  Tenet Healthcare Corp.*...............      5,850         95,940
  Triad Hospitals, Inc.*................        887         26,459
  UnitedHealth Group, Inc...............      5,600        467,600
  Universal Health Services, Inc.
    Class B*............................        600         27,060
  US Oncology, Inc.*....................      1,500         13,005
  Wellpoint Health Networks, Inc.*......      2,000        142,320
                                                      ------------
                                                         2,717,175
                                                      ------------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)

HOUSEHOLD PRODUCTS -- 0.1%
  Alberto-Culver Co. Class B............        400   $     20,160
  Black & Decker Corp...................        800         34,312
  Church & Dwight Co., Inc..............        500         15,215
  Ethan Allen Interiors, Inc............        500         17,185
  Furniture Brands
    International, Inc.*................        500         11,925
                                                      ------------
                                                            98,797
                                                      ------------

INSTRUMENTS -- SCIENTIFIC -- 0.1%
  Applera Corp. -- Applied Biosystems
    Group...............................      2,600         45,604
  FEI Co.*..............................      1,400         21,406
  Fisher Scientific
    International, Inc.*................        500         15,040
  Millipore Corp........................        700         23,800
  Waters Corp.*.........................      1,800         39,204
                                                      ------------
                                                           145,054
                                                      ------------
INSURANCE -- 4.2%
  21st Century Insurance Group..........        700          8,764
  Aetna, Inc............................      1,400         57,568
  AFLAC, Inc............................      7,200        216,864
  Alfa Corp.............................      1,200         14,413
  Allmerica Financial Corp..............        700          7,070
  Allstate Corp.........................      8,500        314,415
  American Financial Group, Inc.........      1,000         23,070
  American International Group, Inc.....     31,145      1,801,738
  American National Insurance Co........        200         16,404
  AmerUs Group Co.......................        400         11,308
  Aon Corp..............................      4,300         81,227
  Arthur J. Gallagher & Co..............      1,000         29,380
  Brown & Brown, Inc....................      1,000         32,320
  Chubb Corp............................      2,600        135,720
  Cincinnati Financial Corp.............      2,300         86,365
  CNA Financial Corp.*..................      3,400         87,040
  CNA Surety Corp.......................        900          7,065
  Erie Indemnity Co. Class A............        800         29,008
  Harleysville Group, Inc...............      2,900         76,647
  Hartford Financial Services
    Group, Inc..........................      3,100        140,833
  HCC Insurance Holdings, Inc...........        500         12,300
  Hilb, Rogal & Hamilton Co.............        300         12,270
  Horace Mann Educators Corp............        700         10,731
  Lincoln National Corp.................      1,900         60,002
  Loews Corp............................      1,900         84,474
  Markel Corp.*.........................        100         20,550
  Marsh & McLennan Cos., Inc............      6,000        277,260
  Mercury General Corp..................        500         18,790
  MetLife, Inc..........................      9,800        264,992
  MGIC Investment Corp..................      1,100         45,430
  MONY Group, Inc.......................        400          9,576
  Nationwide Financial Services, Inc.
    Class A.............................        700         20,055
  Ohio Casualty Corp.*..................        700          9,065
  Old Republic International Corp.......      1,700         47,600
  Radian Group, Inc.....................      1,400         52,010
  Reinsurance Group of America, Inc.....        400         10,832
                                            SHARES       VALUE+

  RLI Corp..............................        500   $     13,950
  Safeco Corp...........................      1,500         52,005
  St. Paul Cos., Inc....................      2,700         91,935
  StanCorp Financial Group, Inc.........        300         14,655
  The Commerce Group, Inc...............        500         18,745
  The First American Corp...............        700         15,540
  The PMI Group, Inc....................        900         27,036
  The Progressive Corp..................      3,000        148,890
  Torchmark, Inc........................      1,700         62,101
  Transatlantic Holdings, Inc...........        500         33,350
  Travelers Property Casualty Corp.
    Class A.............................      2,222         32,553
  Travelers Property Casualty Corp.
    Class B.............................      4,565         66,877
  Unitrin, Inc..........................        800         23,376
  UnumProvident Corp....................      3,400         59,636
  W.R. Berkley Corp.....................        750         29,707
                                                      ------------
                                                         4,823,512
                                                      ------------

INSURANCE CONTRACTS -- 0.1%
  CIGNA Corp............................      2,300         94,576
  Jefferson-Pilot Corp..................      1,500         57,165
                                                      ------------
                                                           151,741
                                                      ------------

INTERNET SERVICES -- 0.4%
  DoubleClick, Inc.*....................      2,000         11,320
  EarthLink, Inc.*......................      2,300         12,535
  Juniper Networks, Inc.*...............      4,000         27,200
  Overture Services, Inc.*..............        500         13,655
  Qwest Communications
    International, Inc..................     25,129        125,645
  Ticketmaster Class B*.................      1,600         33,952
  Total System Services, Inc............      2,800         37,800
  VeriSign, Inc.*.......................      3,815         30,596
  West Corp.*...........................        600          9,960
  Yahoo!, Inc.*.........................      9,000        147,150
                                                      ------------
                                                           449,813
                                                      ------------

LEISURE -- 0.6%
  Argosy Gaming Co.*....................        500          9,465
  Brunswick Corp........................      1,100         21,846
  Choice Hotels International, Inc.*....        800         18,160
  Extended Stay America, Inc.*..........      1,000         14,750
  Gaylord Entertainment Co.*............        700         14,420
  Harrah's Entertainment, Inc.*.........      1,000         39,600
  Hilton Hotels Corp....................      4,400         55,924
  International Game Technology*........        300         22,776
  Mandalay Resort Group*................        500         15,305
  Marriott International, Inc.
    Class A.............................      2,900         95,323
  Metro-Goldwyn-Mayer, Inc. *...........      3,000         39,000
  MGM Mirage, Inc.*.....................      1,600         52,752
  Park Place Entertainment Corp.*.......      1,500         12,600
  Sabre Holdings Corp. Class A*.........      2,016         36,510
  Six Flags, Inc.*......................      1,800         10,278
  Speedway Motorsports, Inc*............        500         12,890

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
LEISURE  (CONTINUED)
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............      2,800   $     66,472
  Station Casinos, Inc.*................      5,850        103,545
  Topps Co., Inc.*......................        900          7,830
                                                      ------------
                                                           649,446
                                                      ------------

MACHINERY -- 0.5%
  Caterpillar, Inc......................      4,100        187,452
  Deere & Co............................      2,900        132,965
  Dover Corp............................      2,800         81,648
  Graco, Inc............................        500         14,325
  IDEX Corp.............................        400         13,080
  Ingersoll-Rand Co. Class A............        800         34,448
  Kennametal, Inc.......................        400         13,792
  National-Oilwell, Inc.*...............      1,100         24,024
  SPX Corp.*............................        800         29,960
  Tecumseh Products Co. Class A.........        700         30,891
  Terex Corp.*..........................        600          6,684
                                                      ------------
                                                           569,269
                                                      ------------

MANUFACTURING -- 0.3%
  American Standard Cos., Inc.*.........        900         64,026
  AptarGroup, Inc.......................        500         15,620
  Ball Corp.............................        900         46,071
  Cognex Corp.*.........................        500          9,215
  Donaldson Co., Inc....................        500         18,000
  Eaton Corp............................        700         54,677
  Leggett & Platt, Inc..................      2,400         53,856
  Lennox International, Inc.............      1,100         13,805
  Nordson Corp..........................        400          9,932
  Packaging Corp. of America*...........      1,300         23,712
  Pall Corp.............................      1,200         20,016
  Polaris Industries, Inc...............        200         11,720
  Varco International, Inc.*............      1,200         20,880
  Varian, Inc...........................        500         14,345
  Zebra Technologies Corp. Class A......        300         17,190
                                                      ------------
                                                           393,065
                                                      ------------

METALS & MINING -- 0.4%
  Alcoa, Inc............................     10,100        230,078
  Arch Coal, Inc........................        800         17,272
  Barrick Gold Corp.....................      1,113         17,151
  CONSOL Energy, Inc....................        500          8,640
  Freeport-McMoran Copper & Gold, Inc.
    Class B*............................      2,000         33,560
  Kaiser Aluminum Corp.*................      2,200            128
  Kaydon Corp...........................        500         10,605
  Mueller Industries, Inc.*.............        300          8,175
  Newmont Mining Corp...................      4,200        121,926
  Phelps Dodge Corp.....................      1,300         41,145
  Precision Castparts Corp..............        600         14,550
                                                      ------------
                                                           503,230
                                                      ------------

MULTIMEDIA -- 2.7%
  A.H. Belo Corp. Series A..............      1,300         27,716
                                            SHARES       VALUE+

  AOL Time Warner, Inc.*................     51,600   $    675,960
  Cox Radio, Inc. Class A*..............        500         11,405
  Emmis Communications Corp. Class A*..         500         10,415
  Entercom Communications Corp.*........        400         18,768
  Gannett Co., Inc......................      4,900        351,820
  Liberty Media Corp. Class A*..........     28,500        254,790
  Macrovision Corp.*....................        600          9,624
  McGraw-Hill Cos, Inc..................      2,700        163,188
  Media General, Inc. Class A...........        200         11,990
  Meredith Corp.........................        500         20,555
  Pixar, Inc.*..........................        500         26,495
  The E.W. Scripps Co. Class A..........        700         53,865
  Tribune Co............................      3,600        163,656
  USA Networks, Inc.*...................      4,200         96,264
  Viacom, Inc. Class A*.................      1,400         57,134
  Viacom, Inc. Class B*.................     19,315        787,279
  Walt Disney Co........................     24,500        399,595
                                                      ------------
                                                         3,140,519
                                                      ------------

OFFICE EQUIPMENT -- 0.2%
  IKON Office Solutions, Inc............      1,400         10,010
  Lexmark International Group, Inc.
    Class A*............................      1,600         96,800
  Pitney Bowes, Inc.....................      2,900         94,714
  Xerox Corp............................     10,200         82,110
                                                      ------------
                                                           283,634
                                                      ------------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp...................      1,600         97,728
  Herman Miller, Inc....................        500          9,200
  Hon Industries, Inc...................        500         14,140
  Wallace Computer Services, Inc........        700         15,057
                                                      ------------
                                                           136,125
                                                      ------------

OIL & GAS -- 4.5%
  AGL Resources, Inc....................      4,300        104,490
  Amerada Hess Corp.....................        900         49,545
  Anadarko Petroleum Corp...............      3,000        143,700
  Apache Corp...........................      1,350         76,936
  Atmos Energy Corp.....................        500         11,660
  Baker Hughes, Inc.....................      4,700        151,293
  BJ Services Co.*......................      1,600         51,696
  Burlington Resources, Inc.............      2,000         85,300
  Cabot Oil & Gas Corp. Class A.........        500         12,390
  Cal Dive International, Inc.*.........        400          9,400
  Chesapeake Energy Corp.*..............      1,300         10,062
  Cimarex Energy Co.....................        212          3,795
  ConocoPhillips........................      3,800        183,882
  Cooper Cameron Corp.*.................        500         24,910
  Devon Energy Corp.....................        800         36,720
  Diamond Offshore Drilling, Inc........      1,300         28,405
  El Paso Corp..........................      7,453         51,873
  Energen Corp..........................        500         14,550
  ENSCO International, Inc..............      2,100         61,845
  EOG Resources, Inc....................      1,200         47,904
  Equitable Resources, Inc..............        500         17,520
  Evergreen Resources, Inc.*............        300         13,455

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Exxon Mobil Corp......................     72,864   $  2,545,868
  Forest Oil Corp.*.....................        500         13,825
  GlobalSantaFe Corp....................        731         17,778
  Halliburton Co........................      5,900        110,389
  Hanover Compressor Co.*...............      1,200         11,016
  Helmerich & Payne, Inc................        400         11,164
  Houston Exploration Co.*..............        500         15,300
  Kerr-McGee Corp.......................      1,900         84,170
  Key Energy Services, Inc.*............      1,300         11,661
  Marathon Oil Corp.....................      3,700         78,773
  Murphy Oil Corp.......................        600         25,710
  Nabors Industries Ltd.*...............      1,400         49,378
  National Fuel Gas Co..................      1,200         24,876
  Newfield Exploration Co.*.............        500         18,025
  Nicor, Inc............................        500         17,015
  Noble Corp.*..........................      1,300         45,695
  Noble Energy, Inc.*...................        500         18,775
  Occidental Petroleum Corp.............      4,500        128,025
  Ocean Energy, Inc.....................      5,000         99,850
  ONEOK, Inc............................        800         15,360
  Patterson-UTI Energy, Inc.*...........      1,200         36,204
  Piedmont Natural Gas Co., Inc.........      1,600         56,560
  Pioneer Natural Resources Co.*........      1,400         35,350
  Pogo Producing Co.....................        600         22,350
  Pride International, Inc.*............      1,600         23,840
  Rowan Cos., Inc.*.....................      1,100         24,970
  Smith International, Inc.*............      1,000         32,620
  Southern Union Co.....................        551          9,092
  Spinnaker Exploration Co.*............        300          6,615
  Stone Energy Corp.*...................      1,400         46,704
  Sunoco, Inc...........................      1,100         36,498
  Tidewater, Inc........................        600         18,660
  Tom Brown, Inc.*......................        500         12,550
  Transocean Sedco Forex, Inc...........      1,300         30,160
  UGI Corp..............................        500         18,695
  Unocal Corp...........................      2,900         88,682
  Valero Energy Corp....................      1,200         44,328
  Vintage Petroleum, Inc................        600          6,330
  Weatherford International Ltd.*.......      1,200         47,916
  Western Gas Resources, Inc............        500         18,425
  Westport Resources Corp.*.............        700         14,560
  Williams Cos., Inc....................      7,200         19,440
  XTO Energy, Inc.......................      1,500         37,050
                                                      ------------
                                                         5,221,583
                                                      ------------

PAPER & RELATED PRODUCTS -- 0.2%
  American Greetings Corp. Class A......        700         11,060
  Boise Cascade Corp....................        800         20,176
  Bowater, Inc..........................        500         20,975
  Louisiana-Pacific Corp................      1,300         10,478
  MeadWestvaco Corp.....................      2,940         72,647
  Rayonier, Inc.........................        300         13,575
  Temple-Inland, Inc....................        800         35,848
                                                      ------------
                                                           184,759
                                                      ------------
                                            SHARES       VALUE+

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................      4,400   $    154,176
                                                      ------------

PRINTING -- 0.0%
  R. R. Donnelley & Sons Co.............      1,400         30,478
  Valassis Communications, Inc.*........        800         23,544
                                                      ------------
                                                            54,022
                                                      ------------

PUBLISHING -- 0.2%
  Dow Jones & Co., Inc..................        500         21,615
  Hollinger International, Inc.
    Class A.............................        900          9,144
  John Wiley & Sons, Inc. Class A.......        600         14,406
  Journal Register Co.*.................        600         10,668
  Knight-Ridder, Inc....................      1,200         75,900
  Lee Enterprises, Inc..................        500         16,760
  Scholastic Corp.*.....................        300         10,785
  The McClatchy Co. Class A.............        200         11,346
  The New York Times Co. Class A........      1,700         77,741
  The Reader's Digest
    Association, Inc....................      1,000         15,100
                                                      ------------
                                                           263,465
                                                      ------------

REAL ESTATE -- 0.1%
  Catellus Development Corp.*...........        800         15,880
  The St. Joe Co........................      1,000         30,000
  W.P. Carey & Co. LLC..................        500         12,375
                                                      ------------
                                                            58,255
                                                      ------------

RESTAURANTS -- 0.7%
  Applebee's International, Inc.........      2,925         67,834
  Bob Evans Farms, Inc..................        700         16,345
  Brinker International, Inc.*..........      1,600         51,600
  CBRL Group, Inc.......................        500         15,065
  Darden Restaurants, Inc...............      2,400         49,080
  Jack in the Box, Inc.*................        500          8,645
  Krispy Kreme Doughnuts, Inc.*.........        500         16,885
  McDonald's Corp.......................     15,300        246,024
  Outback Steakhouse, Inc.*.............        800         27,552
  Ruby Tuesday, Inc.....................        600         10,374
  Sonic Corp.*..........................        900         18,441
  Starbucks Corp.*......................      5,400        110,052
  The Cheesecake Factory*...............        500         18,075
  Wendy's International, Inc............      1,600         43,312
  Yum! Brands, Inc.*....................      3,600         87,192
                                                      ------------
                                                           786,476
                                                      ------------

RETAIL -- FOOD -- 0.7%
  Albertson's, Inc......................      6,600        146,916
  Kroger Co.*...........................     10,800        166,860
  Ruddick Corp..........................        900         12,321
  Safeway, Inc.*........................      5,800        135,488
  Sara Lee Corp.........................     10,900        245,359
  SUPERVALU, Inc........................      1,300         21,463
  The J.M. Smucker Co...................        260         10,351
  Whole Foods Market, Inc.*.............        500         26,365
  Winn-Dixie Stores, Inc................      1,400         21,392
                                                      ------------
                                                           786,515
                                                      ------------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)

RETAIL -- GENERAL -- 3.3%
  7-Eleven, Inc.*.......................      1,600   $     12,000
  99 Cents Only Stores*.................        666         17,889
  Big Lots, Inc.*.......................      2,200         29,106
  BJ's Wholesale Club, Inc.*............      1,300         23,790
  CVS Corp..............................      4,700        117,359
  Dillards, Inc. Class A................        900         14,274
  Dollar General Corp...................      4,625         55,269
  Family Dollar Stores, Inc.............      2,400         74,904
  Federated Department Stores, Inc.*....      2,000         57,520
  J.C. Penney Co., Inc..................      3,200         73,632
  Longs Drug Stores Corp................        300          6,222
  May Department Stores Co..............      4,100         94,218
  Sears, Roebuck & Co...................      4,400        105,380
  Target Corp...........................     10,900        327,000
  TJX Cos., Inc.........................      6,500        126,880
  Wal-Mart Stores, Inc..................     53,100      2,682,081
                                                      ------------
                                                         3,817,524
                                                      ------------
RETAIL -- SPECIALTY -- 3.4%
  Abercrombie & Fitch Co. Class A*......      1,000         20,460
  Amazon.com, Inc.*.....................      5,700        107,673
  American Eagle Outfitters, Inc.*......        600          8,268
  AnnTaylor Stores Corp.*...............        500         10,210
  AutoNation, Inc.*.....................      4,500         56,520
  Barnes & Noble, Inc.*.................        600         10,842
  Bed Bath & Beyond, Inc.*..............      3,500        120,855
  Best Buy Co., Inc.*...................      6,450        155,768
  Borders Group, Inc.*..................      1,200         19,320
  Burlington Coat Factory Warehouse
    Corp................................        600         10,770
  Callaway Golf Co......................        800         10,600
  Chico's FAS, Inc.*....................      1,000         18,910
  Children's Place Retail
    Stores, Inc.*.......................      2,200         23,408
  Circuit City Stores-Circuit City
    Group...............................      3,100         23,002
  Claire's Stores, Inc..................      1,000         22,070
  Copart, Inc.*.........................      1,850         21,904
  Costco Wholesale Corp.*...............      6,800        190,808
  Dollar Tree Stores, Inc.*.............      1,600         39,312
  eBay, Inc.*...........................      3,400        230,588
  Foot Locker, Inc.*....................      1,400         14,700
  Hollywood Entertainment Corp.*........        700         10,570
  Home Depot, Inc.......................     28,250        676,870
  Kohl's Corp.*.........................      4,000        223,800
  La-Z-Boy, Inc.........................        600         14,388
  Linens 'n Things, Inc.*...............        500         11,300
  Liz Claiborne, Inc....................      1,100         32,615
  Lowe's Cos., Inc......................      9,400        352,500
  Michaels Stores, Inc.*................        500         15,650
  NBTY, Inc.*...........................        800         14,064
  Nordstrom, Inc........................      1,300         24,661
  Office Depot, Inc.*...................      3,600         53,136
  OfficeMax, Inc.*......................      2,300         11,500
  Pacific Sunwear of
    California, Inc.*...................        900         15,921
  PETsMART, Inc.*.......................      2,200         37,686
                                            SHARES       VALUE+

  Pier 1 Imports, Inc...................        800   $     15,144
  RadioShack Corp.......................      1,800         33,732
  Regis Corp............................        500         12,995
  Rite Aid Corp.*.......................      5,200         12,740
  Ross Stores, Inc......................      1,000         42,390
  Saks, Inc.*...........................      5,000         58,700
  Staples, Inc.*........................      5,600        102,480
  Talbots, Inc..........................        900         24,777
  The Gap, Inc..........................     13,000        201,760
  The Limited, Inc......................      7,280        101,410
  The Men's Wearhouse, Inc.*............        500          8,575
  The Nautilus Group, Inc.*.............        500          6,680
  The Sherwin Williams Co...............      1,800         50,850
  Tiffany & Co..........................      2,300         54,993
  Too, Inc..............................        500         11,760
  Toys "R" Us, Inc.*....................      4,300         43,000
  Tuesday Morning Corp.*................        600         10,260
  V.F. Corp.............................      1,100         39,655
  Walgreen Co...........................     15,400        449,526
  Williams-Sonoma, Inc.*................      1,200         32,580
  Zale Corp.*...........................        500         15,950
                                                      ------------
                                                         3,940,606
                                                      ------------

STEEL -- 0.1%
  AK Steel Holding Corp.................      1,100          8,800
  Nucor Corp............................      1,100         45,430
  Reliance Steel & Aluminum Co..........      2,500         52,100
  Steel Dynamics, Inc.*.................        800          9,624
  The Timken Co.........................        700         13,370
  United States Steel Corp..............      1,400         18,368
  Worthington Industries, Inc...........        900         13,716
                                                      ------------
                                                           161,408
                                                      ------------

TELECOMMUNICATIONS -- 4.4%
  Adtran, Inc.*.........................        600         19,740
  Advanced Fibre
    Communications, Inc.*...............        600         10,008
  ALLTEL Corp...........................      3,700        188,700
  AT&T Corp.............................      7,620        198,958
  AT&T Wireless Services, Inc.*.........     37,013        209,124
  BellSouth Corp........................     18,800        486,356
  Cablevision Systems Corp. Class A.....      2,800         46,872
  CenturyTel, Inc.......................        700         20,566
  CIENA Corp.*..........................      5,600         28,784
  Citizens Communications Co.*..........      3,300         34,815
  Comverse Technology, Inc.*............      2,300         23,046
  Cox Radio, Inc. Class A*..............      6,300        178,920
  EchoStar Communications Corp.
    Class A*............................      3,200         71,232
  Harris Corp...........................        600         15,780
  JDS Uniphase Corp.*...................     16,990         41,965
  Level 3 Communications, Inc.*.........      6,300         30,870
  Motorola, Inc.........................     27,700        239,605
  Nextel Communications, Inc.
    Class A*............................     10,000        115,500
  Nextel Partners, Inc. Class A*........      2,500         15,175
  PanAmSat Corp.*.......................      1,500         21,960
  Price Communications Corp.*...........        500          6,915

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  QUALCOMM, Inc.*.......................      9,400   $    342,066
  RF Micro Devices, Inc.*...............      2,000         14,660
  SBC Communications, Inc...............     43,400      1,176,574
  Scientific-Atlanta, Inc...............      1,600         18,976
  Sprint Corp...........................     10,700        154,936
  Sprint Corp. (PCS Group)*.............     13,900         60,882
  Sycamore Networks, Inc.*..............      3,300          9,537
  Symbol Technologies, Inc.*............      3,650         30,003
  Telephone & Data Systems, Inc.........        500         23,510
  Tellabs, Inc.*........................      6,600         47,982
  United States Cellular Corp.*.........        800         20,016
  Verizon Communications................     29,700      1,150,875
                                                      ------------
                                                         5,054,908
                                                      ------------

TEXTILE & APPAREL -- 0.3%
  Charming Shoppes, Inc.................      1,800          7,524
  Coach, Inc.*..........................      1,000         32,920
  Columbia Sportswear Co.*..............        500         22,210
  Jones Apparel Group, Inc.*............      1,500         53,160
  Mohawk Industries, Inc.*..............      1,343         76,484
  NIKE, Inc. Class B....................      1,900         84,493
  Polo Ralph Lauren Corp.*..............        700         15,232
  Reebok International Ltd.*............        600         17,640
  Timberland Company Class A............        500         17,805
  Wolverine World Wide, Inc.............        800         12,088
                                                      ------------
                                                           339,556
                                                      ------------

TIRES & RUBBER -- 0.0%
  Cooper Tire & Rubber Co...............        900         13,806
  Goodyear Tire & Rubber Co.............      2,300         15,663
                                                      ------------
                                                            29,469
                                                      ------------

TOBACCO -- 1.0%
  Philip Morris Cos., Inc...............     25,700      1,041,621
  R.J. Reynolds Tobacco
    Holdings, Inc.......................      1,100         46,321
  UST, Inc..............................      1,700         56,831
                                                      ------------
                                                         1,144,773
                                                      ------------

TOOLS-HAND HELD -- 0.0%
  Snap-on, Inc..........................        800         22,488
  Stanley Works.........................        900         31,122
                                                      ------------
                                                            53,610
                                                      ------------

TRANSPORTATION -- 1.4%
  Airborne, Inc.........................        600          8,898
  Alexander & Baldwin, Inc..............        500         12,895
  Burlington Northern Santa Fe Corp.....      4,600        119,646
  C.H. Robinson Worldwide, Inc..........      1,000         31,200
  CNF Transportation, Inc...............      1,000         33,240
  CSX Corp..............................      3,200         90,592
  FedEx Corp.*..........................      5,600        303,632
  Forward Air Corp.*....................        300          5,823
  GATX Corp.............................        500         11,410
  Heartland Express, Inc................        600         13,747
  J.B. Hunt Transport
    Services, Inc.*.....................        600         17,580
                                            SHARES       VALUE+

  Kansas City Southern
    Industries, Inc.....................      1,000   $     12,000
  Kirby Corp.*..........................        500         13,695
  Landstar Systems, Inc.*...............        400         23,344
  Norfolk Southern Corp.................      5,400        107,946
  Overseas Shipholding Group, Inc.......        500          8,950
  Roadway Express, Inc..................      1,000         36,810
  Ryder System, Inc.....................        600         13,464
  Swift Transportation Co., Inc.*.......        700         14,012
  Union Pacific Corp....................      4,300        257,441
  United Parcel Service, Inc.
    Class B.............................      5,400        340,632
  USFreightways Corp....................      2,400         69,000
  Werner Enterprises, Inc...............        800         17,224
                                                      ------------
                                                         1,563,181
                                                      ------------

UTILITIES -- 2.6%
  AES Corp.*............................      5,000         15,100
  Allegheny Energy, Inc.................      1,500         11,340
  ALLETE................................      5,400        122,472
  Alliant Energy Corp...................      1,000         16,550
  Ameren Corp...........................      1,400         58,198
  American Electric Power Co., Inc......      3,900        106,587
  American Power Conversion Corp.*......      2,000         30,300
  American Water Works Co., Inc.........        500         22,740
  Calpine Corp.*........................      4,500         14,670
  Cinergy Corp..........................      2,000         67,440
  Cleco Corp............................        600          8,400
  CMS Energy Corp.......................      1,900         17,936
  Consolidated Edison, Inc..............      2,600        111,332
  Constellation Energy Group............      2,300         63,986
  Dominion Resources, Inc...............      3,300        181,170
  DPL, Inc..............................      1,300         19,942
  Duke Energy Corp......................     11,700        228,618
  Edison International..................      4,600         54,510
  El Paso Electric Co.*.................      1,200         13,200
  Exelon Corp...........................      3,850        203,164
  FirstEnergy Corp......................      4,200        138,474
  FPL Group, Inc........................      1,800        108,234
  IDACORP, Inc..........................        600         14,898
  KeySpan Corp..........................      2,000         70,480
  MDU Resources Group, Inc..............      5,500        141,955
  Mirant Corp.*.........................      5,672         10,720
  NiSource, Inc.........................      2,937         58,740
  Northeast Utilities...................      1,600         24,272
  Northwest Natural Gas Co..............        500         13,530
  OGE Energy Corp.......................      1,100         19,360
  Parker-Hannifin Corp..................      1,200         55,356
  Peoples Energy Corp...................      1,800         69,570
  Pepco Holdings, Inc...................      2,900         56,231
  PG&E Corp.............................      5,500         76,450
  Philadelphia Suburban Corp............        781         16,089
  Pinnacle West Capital Corp............        800         27,272
  PNM Resources, Inc....................        500         11,910
  PPL Corp..............................      1,800         62,424
  Public Service Enterprise
    Group, Inc..........................      2,700         86,670
  Puget Energy, Inc.....................      1,200         26,460
  Questar Corp..........................      1,300         36,166

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  SCANA Corp............................      1,500   $     46,440
  Southern Co...........................      9,800        278,222
  Southwest Gas Corp....................        500         11,725
  TECO Energy, Inc......................      1,700         26,299
  TXU Corp..............................      3,200         59,776
  UIL Holdings Corp.....................        200          6,974
  Unisource Energy Corp.................        600         10,374
  Vectren Corp..........................        500         11,500
  WGL Holdings, Inc.....................        400          9,568
  Wisconsin Energy Corp.................      1,200         30,240
  WPS Resources Corp....................        500         19,410
  Xcel Energy, Inc......................      4,800         52,800
                                                      ------------
                                                         3,056,244
                                                      ------------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........      2,000         20,000
  Republic Services, Inc. Class A*......      2,500         52,450
  Stericycle, Inc.*.....................        600         19,427
  Waste Management, Inc.................      7,400        169,608
                                                      ------------
                                                           261,485
                                                      ------------

OTHER -- 2.9%
  DFA U.S. MicroCap Portfolio*..........    392,380      3,346,999
                                                      ------------
  TOTAL COMMON STOCKS
    (Identified Cost $136,903,106)......               112,759,319
                                                      ------------
                                            SHARES       VALUE+

SHORT-TERM INVESTMENTS -- 1.9%

OTHER -- 1.9%
  SSgA Government Money Market Fund.....  1,089,053   $  1,089,053
  SSgA Money Market Fund................  1,143,331      1,143,332
                                                      ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $2,232,385)........                 2,232,385
                                                      ------------



TOTAL INVESTMENTS -- 99.5%
  (IDENTIFIED COST $139,135,491)#.................   114,991,704
  Cash and Other Assets, Less Liabilities --
    0.5%..........................................       603,554
                                                    ------------
NET ASSETS -- 100%................................  $115,595,258
                                                    ============

  +  See Note 1.
  *  Non-income producing security.
  # At December 31, 2002, the aggregate cost of investment securities for income tax purposes was $139,135,491. Net unrealized depreciation aggregated $24,143,787, of which $4,423,552 related to appreciated investment securities and $28,567,339 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited)

                                           SHARES      VALUE+

COMMON STOCKS -- 96.5%

AEROSPACE/DEFENSE -- 1.7%
  Goodrich Corp.........................     1,300   $    23,816
  Northrop Grumman Corp.................     2,000       194,000
  Raytheon Co...........................    26,400       811,800
                                                     -----------
                                                       1,029,616
                                                     -----------

AGRICULTURAL OPERATIONS -- 0.6%
  Monsanto Co...........................    20,100       386,925
                                                     -----------
AIRLINES -- 0.3%
  AMR Corp.*............................    11,700        77,220
  Continental Airlines, Inc.
    Class B*............................     3,300        23,925
  Delta Air Lines, Inc..................     6,500        78,650
                                                     -----------
                                                         179,795
                                                     -----------
AUTO & RELATED -- 4.3%
  BorgWarner, Inc.......................     2,400       121,008
  CarMax, Inc...........................     3,797        67,890
  Cummins Engine Co., Inc...............     3,800       106,894
  Dana Corp.............................    11,300       132,888
  Ford Motor Co.........................    92,700       862,110
  General Motors Corp...................    30,000     1,105,800
  Lear Corp.*...........................     2,300        76,544
  Navistar International Corp...........       700        17,017
  United Rentals, Inc.*.................     6,300        67,788
  Visteon Corp..........................    11,391        79,282
                                                     -----------
                                                       2,637,221
                                                     -----------
BANKS/SAVINGS & LOANS -- 1.9%
  Astoria Financial Corp................     3,600        97,740
  Commercial Federal Corp...............     2,000        46,700
  FleetBoston Financial Corp............    19,600       476,280
  GreenPoint Financial Corp.............     3,000       135,540
  Hibernia Corp. Class A................     3,500        67,410
  Independence Community Bank Corp......     2,300        58,374
  Sovereign Bancorp, Inc................    20,600       289,430
                                                     -----------
                                                       1,171,474
                                                     -----------
BROADCASTING -- 6.6%
  Clear Channel
    Communications, Inc.*...............    32,200     1,200,738
  Comcast Corp. Class A.................    53,362     1,257,742
  Comcast Corp. Class A Special.........    56,300     1,271,817
  Fox Entertainment Group, Inc.
    Class A*............................     7,700       199,661
  Hearst-Argyle Television, Inc.*.......     7,000       168,770
  Sinclair Broadcast Group, Inc.
    Class A*............................     1,600        18,608
                                                     -----------
                                                       4,117,336
                                                     -----------
BUILDING & CONSTRUCTION -- 1.2%
  Centex Corp...........................     2,500       125,500
  D.R. Horton, Inc......................     2,800        48,580
  Lafarge Corp..........................     6,200       203,670
  Pulte Corp............................     4,600       220,202
  Rayonier, Inc.........................       900        40,725
  York International Corp...............     3,900        99,723
                                                     -----------
                                                         738,400
                                                     -----------
                                           SHARES      VALUE+

CHEMICALS -- 1.0%
  Ashland, Inc..........................     4,300   $   122,679
  Crompton Corp.........................     2,500        14,875
  Eastman Chemical Co...................     3,000       110,310
  IMC Global, Inc.......................    10,400       110,968
  Lubrizol Corp.........................     1,800        54,900
  Lyondell Chemical Co..................    10,700       135,248
  Millennium Chemicals, Inc.............     4,400        41,888
  Valhi, Inc............................     1,800        14,940
                                                     -----------
                                                         605,808
                                                     -----------

COMMERCIAL SERVICES -- 0.1%
  Quintiles Transnational Corp.*........     6,500        78,650
                                                     -----------

COMPUTERS -- 0.4%
  Apple Computer, Inc.*.................    13,700       196,321
  Gateway, Inc.*........................    24,300        76,302
                                                     -----------
                                                         272,623
                                                     -----------

COMPUTER EQUIPMENT -- 0.2%
  Ingram Micro, Inc. Class A*...........     9,600       118,560
  Maxtor Corp.*.........................     7,000        35,420
                                                     -----------
                                                         153,980
                                                     -----------

COMPUTER SERVICES -- 0.6%
  Compuware Corp.*......................    11,200        53,760
  NCR Corp.*............................     1,900        45,106
  Sun Microsystems, Inc.*...............    29,600        92,056
  Unisys Corp.*.........................    16,300       161,370
                                                     -----------
                                                         352,292
                                                     -----------

COMPUTER SOFTWARE -- 1.4%
  3Com Corp.*...........................    26,700       123,621
  CheckFree Corp.*......................     6,600       105,607
  Computer Associates
    International, Inc..................    30,900       417,150
  NetIQ Corp.*..........................     6,900        85,215
  Novell, Inc.*.........................     9,400        31,396
  WebMD Corp.*..........................    14,900       127,395
                                                     -----------
                                                         890,384
                                                     -----------

CONSUMER PRODUCTS -- 0.3%
  Fortune Brands, Inc...................     3,700       172,087
  Hasbro, Inc...........................     3,400        39,270
                                                     -----------
                                                         211,357
                                                     -----------

CONTAINERS & GLASS -- 0.3%
  Owens-Illinois, Inc.*.................    11,000       160,380
  Pactiv Corp.*.........................     1,300        28,418
                                                     -----------
                                                         188,798
                                                     -----------

CONTAINERS-PAPER/PLASTIC -- 0.5%
  Smurfit-Stone Container Corp.*........    22,200       341,680
                                                     -----------

DIVERSIFIED OPERATIONS -- 1.4%
  Cendant Corp..........................    16,400       171,872
  Cooper Industries Ltd. Class A*.......     2,500        91,125
  Corning, Inc..........................    64,200       212,502

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
DIVERSIFIED OPERATIONS  (CONTINUED)
  Fidelity National Financial, Inc......     3,190   $   104,728
  Textron, Inc..........................     7,200       309,528
                                                     -----------
                                                         889,755
                                                     -----------
ELECTRONICS -- 3.7%
  Advanced Micro Devices, Inc.*.........    25,600       165,376
  Agere Systems, Inc. Class A*..........       674           971
  Agere Systems, Inc. Class B*..........    16,561        23,185
  Applied Micro Circuits Corp.*.........    22,500        83,025
  Arrow Electronics, Inc.*..............     5,800        74,182
  Avnet, Inc............................     6,000        64,980
  Broadcom Corp. Class A*...............     8,700       131,022
  Curtiss-Wright Corp. Class B..........       129         8,037
  General Motors Corp. Class H*.........    15,800       169,060
  Intersil Corp. Class A*...............     9,500       132,430
  LSI Logic Corp.*......................    27,500       158,675
  Micron Technology, Inc................    12,900       125,646
  Rockwell International Corp...........     8,400       173,964
  Sanmina Corp.*........................    35,400       158,946
  Solectron Corp.*......................    51,400       182,470
  Tech Data Corp.*......................       500        13,480
  Thermo Electron Corp..................     9,000       181,080
  Thomas & Betts Corp...................     5,000        84,500
  Vishay Intertechnology, Inc.*.........    33,900       379,002
                                                     -----------
                                                       2,310,031
                                                     -----------

FINANCIAL SERVICES -- 6.2%
  AmeriCredit Corp.*....................     2,600        20,124
  Bank of Hawaii Corp...................     2,800        85,092
  Citigroup, Inc........................     1,416        49,829
  Countrywide Credit
    Industries, Inc.....................     5,400       278,910
  E*Trade Group, Inc.*..................    18,100        87,966
  J.P. Morgan Chase & Co................    81,500     1,956,000
  John Hancock Financial
    Services, Inc.......................     4,600       128,340
  KeyCorp...............................     9,700       243,858
  MBIA, Inc.............................     7,200       315,792
  PRG-Schultz International, Inc.*......     5,200        46,280
  Protective Life Corp..................     3,300        90,816
  Providian Financial Corp..............    19,800       128,502
  Stilwell Financial, Inc...............     3,700        48,359
  The Bear Stearns Cos., Inc............     5,960       354,024
                                                     -----------
                                                       3,833,892
                                                     -----------

FOOD & BEVERAGES -- 4.1%
  Archer-Daniels-Midland Co.............    31,196       386,830
  Coca-Cola Enterprises, Inc............    22,500       488,700
  Corn Products International, Inc......     9,200       277,196
  Kraft Foods, Inc. Class A.............    23,700       922,641
  PepsiAmericas, Inc....................     8,800       118,184
  Smithfield Foods, Inc.*...............     8,300       164,672
  Tyson Foods, Inc. Class A.............    15,707       176,233
                                                     -----------
                                                       2,534,456
                                                     -----------

FOREST & PAPER PRODUCTS -- 3.1%
  Georgia-Pacific Group.................    15,400       248,864
                                           SHARES      VALUE+

  International Paper Co................    29,985   $ 1,048,575
  Weyerhaeuser Co.......................    12,700       624,967
                                                     -----------
                                                       1,922,406
                                                     -----------

FUNERAL SERVICES -- 0.1%
  Service Corp. International*..........    19,400        64,408
                                                     -----------

HEALTH CARE -- DRUGS -- 0.6%
  Millennium Pharmaceuticals, Inc.*.....    14,800       117,512
  Watson Pharmaceuticals, Inc.*.........     8,000       226,160
                                                     -----------
                                                         343,672
                                                     -----------

HEALTH CARE -- PRODUCTS -- 0.4%
  Bausch & Lomb, Inc....................     1,500        54,000
  Human Genome Sciences, Inc.*..........     4,900        43,169
  Invitrogen Corp.*.....................     4,100       128,289
                                                     -----------
                                                         225,458
                                                     -----------

HEALTH CARE -- SERVICES -- 1.5%
  Health Net, Inc.*.....................     3,600        95,040
  Healthsouth Corp.*....................    29,800       125,160
  Humana, Inc.*.........................    10,200       102,000
  Manor Care, Inc.*.....................     2,200        40,942
  Omnicare, Inc.........................     4,200       100,086
  Tenet Healthcare Corp.*...............    21,300       349,320
  Triad Hospitals, Inc.*................     3,900       116,337
                                                     -----------
                                                         928,885
                                                     -----------

INSURANCE -- 11.6%
  Allmerica Financial Corp..............     2,200        22,220
  Allstate Corp.........................    32,800     1,213,272
  American Financial Group, Inc.........    13,400       309,138
  American National Insurance Co........     2,400       196,848
  Chubb Corp............................     2,700       140,940
  CIGNA Corp............................     2,200        90,464
  Cincinnati Financial Corp.............    11,900       446,845
  CNA Financial Corp.*..................    16,800       430,080
  Hartford Financial Services
    Group, Inc..........................    15,000       681,450
  Lincoln National Corp.................     8,500       268,430
  Loews Corp............................    11,500       511,290
  MetLife, Inc..........................    43,200     1,168,128
  MONY Group, Inc.......................     4,200       100,548
  Nationwide Financial Services, Inc.
    Class A.............................       200         5,730
  Old Republic International Corp.......     9,300       260,400
  Radian Group, Inc.....................     4,600       170,890
  Reinsurance Group of America, Inc.....     1,700        46,036
  Safeco Corp...........................    10,100       350,167
  St. Paul Cos., Inc....................     7,700       262,185
  The First American Corp...............     4,700       104,340
  Unitrin, Inc..........................     4,200       122,724
  UnumProvident Corp....................    14,900       261,346
                                                     -----------
                                                       7,163,471
                                                     -----------

INTERNET SERVICES -- 1.0%
  Qwest Communications
    International, Inc..................    93,400       467,000
  VeriSign, Inc.*.......................    17,800       142,756
                                                     -----------
                                                         609,756
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
LEISURE -- 1.9%
  Brunswick Corp........................     4,200   $    83,412
  Extended Stay America, Inc.*..........     3,300        48,675
  Hilton Hotels Corp....................     3,200        40,672
  Mandalay Resort Group*................     2,600        79,586
  MGM Mirage, Inc.*.....................    11,900       392,343
  Park Place Entertainment Corp.*.......    26,900       225,960
  Six Flags, Inc.*......................     7,300        41,683
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............    12,200       289,628
                                                     -----------
                                                       1,201,959
                                                     -----------
MACHINERY -- 0.0%
  Tecumseh Products Co. Class A.........       600        26,478
                                                     -----------

METALS & MINING -- 0.5%
  Massey Energy Co......................     6,900        67,068
  Phelps Dodge Corp.....................     7,200       227,880
                                                     -----------
                                                         294,948
                                                     -----------
MULTIMEDIA -- 11.8%
  A.H. Belo Corp. Series A..............     4,500        95,940
  AOL Time Warner, Inc.*................   178,600     2,339,660
  Liberty Media Corp. Class A*..........   146,600     1,310,604
  Metro-Goldwyn-Mayer, Inc. *...........     4,900        63,700
  Tribune Co............................     3,800       172,748
  Viacom, Inc. Class A*.................    17,400       710,094
  Viacom, Inc. Class B*.................    46,800     1,907,568
  Walt Disney Co........................    42,100       686,651
                                                     -----------
                                                       7,286,965
                                                     -----------

OFFICE EQUIPMENT -- 0.0%
  IKON Office Solutions, Inc............     4,300        30,745
                                                     -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.0%
  Steelcase, Inc. Class A...............     1,900        20,824
                                                     -----------

OIL & GAS -- 7.9%
  Amerada Hess Corp.....................     8,600       473,430
  Anadarko Petroleum Corp...............    14,300       684,970
  Apache Corp...........................    10,230       583,008
  Cimarex Energy Co.....................     1,169        20,925
  ConocoPhillips........................    18,800       909,732
  Devon Energy Corp.....................     1,200        55,080
  Diamond Offshore Drilling, Inc........     3,400        74,290
  Forest Oil Corp.*.....................       600        16,590
  Halliburton Co........................     9,400       175,874
  Helmerich & Payne, Inc................     2,200        61,402
  Kerr-McGee Corp.......................     5,100       225,930
  Marathon Oil Corp.....................    19,900       423,671
  Occidental Petroleum Corp.............    16,300       463,735
  Pioneer Natural Resources Co.*........     3,200        80,800
  Pogo Producing Co.....................     4,000       149,000
  Pride International, Inc.*............    10,100       150,490
  Rowan Cos., Inc.*.....................     2,500        56,750
  Sunoco, Inc...........................     3,700       122,766
                                           SHARES      VALUE+

  Tidewater, Inc........................     2,800   $    87,080
  Transocean Sedco Forex, Inc...........     2,700        62,640
                                                     -----------
                                                       4,878,163
                                                     -----------

OIL REFINING -- 0.4%
  Valero Energy Corp....................     6,600       243,804
                                                     -----------

PAPER & RELATED PRODUCTS -- 1.4%
  Boise Cascade Corp....................     5,200       131,144
  Bowater, Inc..........................     4,200       176,190
  Louisiana-Pacific Corp................    10,500        84,630
  MeadWestvaco Corp.....................    12,213       301,783
  Temple-Inland, Inc....................     3,300       147,873
                                                     -----------
                                                         841,620
                                                     -----------

PUBLISHING -- 0.1%
  Hollinger International, Inc.
    Class A.............................     2,600        26,416
  Pulitzer, Inc.........................       300        13,485
                                                     -----------
                                                          39,901
                                                     -----------

RETAIL -- FOOD -- 0.3%
  SUPERVALU, Inc........................    11,700       193,167
                                                     -----------

RETAIL -- GENERAL -- 1.9%
  Big Lots, Inc.*.......................     5,400        71,442
  Dillards, Inc. Class A................     8,200       130,052
  Federated Department Stores, Inc.*....    14,600       419,896
  J.C. Penney Co., Inc..................    16,500       379,665
  Longs Drug Stores Corp................     4,000        82,960
  Sears, Roebuck & Co...................     4,800       114,960
                                                     -----------
                                                       1,198,975
                                                     -----------

RETAIL -- SPECIALTY -- 1.3%
  AutoNation, Inc.*.....................    24,100       302,696
  Barnes & Noble, Inc.*.................     2,300        41,561
  Blockbuster, Inc. Class A.............     2,100        25,725
  Circuit City Stores-Circuit City
    Group...............................    13,000        96,460
  Foot Locker, Inc.*....................     3,800        39,900
  Rite Aid Corp.*.......................     8,500        20,825
  Saks, Inc.*...........................    12,900       151,446
  Toys "R" Us, Inc.*....................    14,800       148,000
                                                     -----------
                                                         826,613
                                                     -----------

STEEL -- 0.4%
  AK Steel Holding Corp.................     9,800        78,400
  Nucor Corp............................     1,200        49,560
  United States Steel Corp..............     6,100        80,032
  Worthington Industries, Inc...........     3,000        45,720
                                                     -----------
                                                         253,712
                                                     -----------

TELECOMMUNICATIONS -- 8.3%
  AT&T Corp.............................    31,940       833,953
  AT&T Wireless Services, Inc.*.........   170,109       961,116
  Broadwing, Inc.*......................    13,200        46,464
  CIENA Corp.*..........................    24,700       126,958
  Citizens Communications Co.*..........     5,200        54,860
  Comverse Technology, Inc.*............    14,000       140,280
  Cox Radio, Inc. Class A*..............    39,600     1,124,640

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Crown Castle International Corp.*.....    14,700   $    55,125
  Harris Corp...........................     2,000        52,600
  JDS Uniphase Corp.*...................    90,300       223,041
  Level 3 Communications, Inc.*.........    15,000        73,500
  Lucent Technologies, Inc..............    36,600        46,116
  PanAmSat Corp.*.......................    11,300       165,432
  Scientific-Atlanta, Inc...............     4,200        49,812
  Sprint Corp...........................    50,800       735,584
  Symbol Technologies, Inc.*............     3,700        30,414
  Telephone & Data Systems, Inc.........     3,500       164,570
  Tellabs, Inc.*........................    23,400       170,118
  United States Cellular Corp.*.........     4,500       112,590
                                                     -----------
                                                       5,167,173
                                                     -----------
TIRES & RUBBER -- 0.2%
  Cooper Tire & Rubber Co...............     2,300        35,282
  Goodyear Tire & Rubber Co.............    12,400        84,444
                                                     -----------
                                                         119,726
                                                     -----------
TOBACCO -- 0.6%
  R.J. Reynolds Tobacco
    Holdings, Inc.......................     8,200       345,302
                                                     -----------

TRANSPORTATION -- 4.4%
  Alexander & Baldwin, Inc..............     3,700        95,423
  Burlington Northern Santa Fe Corp.....    22,800       593,028
  CSX Corp..............................    13,200       373,692
  GATX Corp.............................     1,500        34,230
  Norfolk Southern Corp.................    24,900       497,751
  Ryder System, Inc.....................     6,200       139,128
  Union Pacific Corp....................    16,200       969,894
                                                     -----------
                                                       2,703,146
                                                     -----------
                                           SHARES      VALUE+

UTILITIES -- 0.0%
  Alliant Energy Corp...................     1,200   $    19,860
                                                     -----------

WASTE MANAGEMENT -- 0.0%
  Allied Waste Industries, Inc.*........       100         1,000
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $70,195,575).......              59,876,610
                                                     -----------

SHORT-TERM INVESTMENTS -- 3.0%

OTHER -- 3.0%
  SSgA Government Money Market Fund.....   364,964       364,963
  SSgA Money Market Fund................  1,479,484    1,479,484
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,844,447)........               1,844,447
                                                     -----------



TOTAL INVESTMENTS -- 99.5%
  (IDENTIFIED COST $72,040,022)#..................   61,721,057
  Cash and Other Assets, Less Liabilities --
    0.5%..........................................      286,882
                                                    -----------
NET ASSETS -- 100%................................  $62,007,939
                                                    ===========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2002, the aggregate cost of investment securities for income tax purposes was $72,040,022. Net unrealized depreciation aggregated $10,318,965, of which $3,748,260 related to appreciated investment securities and $14,067,225 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited)

                                          SHARES     VALUE+

COMMON STOCKS -- 98.6%
ADVERTISING -- 0.3%
  Equity Marketing, Inc.*...............     800   $    10,696
  Getty Images, Inc.*...................   2,600        79,430
  ValueVision International, Inc.
    Class A*............................   3,600        53,928
                                                   -----------
                                                       144,054
                                                   -----------

AEROSPACE/DEFENSE -- 0.9%
  AAR Corp..............................   3,800        19,570
  Allied Research Corp.*................     600        11,100
  Armor Holdings, Inc.*.................   2,900        39,933
  DRS Technologies, Inc.*...............   1,100        34,463
  Engineered Support Systems, Inc.......   1,500        54,990
  GenCorp, Inc..........................   2,500        19,800
  HEICO Corp............................   1,200        12,732
  Herley Industries, Inc.*..............   1,800        31,334
  Innovative Solutions and
    Support, Inc.*......................   1,300         8,112
  Kaman Corp. Class A...................   1,800        19,800
  Ladish Co., Inc.*.....................   1,200         9,672
  Orbital Sciences Corp. Class A*.......   3,900        16,458
  REMEC, Inc.*..........................   4,700        18,236
  Teledyne Technologies, Inc.*..........   3,500        54,880
  The Fairchild Corp. Class A*..........   2,900        14,384
  The Titan Corp.*......................   3,700        38,480
  Triumph Group, Inc.*..................   1,600        51,104
  United Industrial Corp................     900        14,400
                                                   -----------
                                                       469,448
                                                   -----------

AGRICULTURAL OPERATIONS -- 0.3%
  AGCO Corp.............................   3,000        66,300
  Delta & Pine Land Co..................   3,100        63,271
  Embrex, Inc.*.........................     700         7,790
                                                   -----------
                                                       137,361
                                                   -----------

AIRLINES -- 0.3%
  AirTran Holdings, Inc.*...............   3,300        12,870
  Alaska Air Group, Inc.*...............   5,000       108,250
  Atlantic Coast Airlines
    Holdings, Inc.*.....................   1,200        14,436
  Frontier Airlines, Inc.*..............   2,650        17,914
  Mesaba Holdings, Inc.*................   2,000        12,240
  Midwest Express Holdings, Inc.*.......   1,400         7,490
  SkyWest, Inc..........................   1,000        13,070
                                                   -----------
                                                       186,270
                                                   -----------

AUTO & RELATED -- 1.6%
  Aftermarket Technology Corp.*.........   1,000        14,500
  American Axle & Manufacturing
    Holdings, Inc.*.....................     300         7,026
  Arctic Cat, Inc.......................   2,100        33,600
  ArvinMeritor, Inc.....................     500         8,335
  Bandag, Inc...........................     500        19,340
  Coachmen Industries, Inc..............   1,600        25,280
  Collins & Aikman Corp.*...............   8,940        39,783
  CSK Auto Corp.*.......................   4,200        46,200
  Dollar Thrifty Automotive
    Group, Inc.*........................   1,200        25,380
  Dura Automotive Systems, Inc.*........   1,400        14,056
  Insurance Auto Auctions, Inc.*........   1,200        19,908
                                          SHARES     VALUE+

  LoJack Corp.*.........................   1,600   $     7,904
  Midas, Inc............................   3,000        19,290
  Monaco Coach Corp.*...................   2,850        47,167
  National R.V. Holdings, Inc.*.........   1,100         6,578
  Oshkosh Truck Corp....................   1,000        61,500
  Polaris Industries, Inc...............     500        29,300
  Rent-A-Center, Inc.*..................   1,300        64,935
  Rent-Way, Inc.*.......................   3,200        11,200
  Skyline Corp..........................     500        14,750
  Spartan Motors, Inc...................   1,000        11,380
  Standard Motor Products, Inc..........   1,300        16,900
  Strattec Security Corp.*..............     300        14,382
  Superior Industries
    International, Inc..................   1,000        41,360
  Tenneco Automotive, Inc...............   3,900        15,756
  Tower Automotive, Inc.*...............   5,900        26,550
  United Auto Group, Inc.*..............   4,300        53,621
  United Rentals, Inc.*.................   6,100        65,636
  Visteon Corp..........................   5,000        34,800
  Wabash National Corp..................   1,800        15,084
  Winnebago Industries, Inc.............   1,400        54,922
                                                   -----------
                                                       866,423
                                                   -----------

BANKS/SAVINGS & LOANS -- 8.1%
  1st Source Corp.......................   2,261        37,872
  Alabama National BanCorp..............   1,000        43,500
  Allegiant Bancorp, Inc................   1,800        32,812
  AMCORE Financial, Inc.................   2,500        54,250
  Anchor BanCorp Wisconsin, Inc.........   2,200        45,650
  BancorpSouth, Inc.....................   1,600        31,072
  BankUnited Financial Corp.
    Class A*............................   2,100        33,978
  Banner Corp...........................   1,260        23,764
  Bay View Capital Corp.*...............   5,600        32,200
  Boston Private Financial
    Holdings, Inc.......................   2,500        49,650
  Brookline Bancorp, Inc................   5,248        62,451
  BSB Bancorp, Inc......................   1,200        25,164
  Cathay Bancorp, Inc...................   1,800        68,382
  CFS Bancorp, Inc......................   1,100        15,730
  Chemical Financial Corp...............   1,593        51,215
  Chittenden Corp.......................   2,550        64,974
  Coastal Bancorp, Inc..................     700        22,645
  Columbia Banking System, Inc..........     808        10,189
  Commercial Federal Corp...............   1,900        44,365
  Commonwealth Bancorp, Inc.............     700        32,459
  Community Bank Systems, Inc...........   1,400        43,890
  Community First Bankshares, Inc.......   2,400        63,504
  Community Trust Bancorp, Inc..........     660        16,592
  Connecticut Bancshares, Inc...........     900        34,605
  Corus Bankshares, Inc.................   1,400        61,124
  CVB Financial Corp....................   3,100        78,833
  Dime Community Bancshares.............   2,100        40,215
  Downey Financial Corp.................     600        23,400
  East West Bancorp, Inc................   1,600        57,728
  F&M Bancorp...........................     500        16,000
  F.N.B Corp............................   2,935        80,801
  Fidelity Bankshares, Inc..............   1,600        28,640
  First Charter Corp....................   3,100        55,800

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  First Citizens BancShares, Inc........     200   $    19,320
  First Essex Bancorp, Inc..............     500        16,700
  First Federal Capital Corp............   1,800        34,756
  First Financial Bancorp...............   4,165        68,269
  First Financial Holdings, Inc.........   1,200        29,712
  First Indiana Corp....................     500         9,260
  First Merchants Corp..................   1,655        37,717
  First Niagara Financial
    Group, Inc..........................   2,300        60,076
  First Place Financial Corp............   1,600        26,608
  First Republic Bank*..................   1,250        24,988
  First Sentinel Bancorp, Inc...........   2,500        35,975
  FirstFed Financial Corp.*.............   1,700        49,215
  Flagstar Bancorp, Inc.................   2,625        56,700
  Flushing Financial Corp...............     800        13,102
  GBC Bancorp...........................   1,300        25,168
  Glacier Bancorp, Inc..................   1,400        32,999
  Gold Banc Corp., Inc..................   3,900        38,692
  Greater Bay Bancorp...................   4,100        70,889
  Hancock Holding Co....................   1,500        66,975
  Harbor Florida Bancshares, Inc........   1,100        24,772
  Harleysville National Corp............   2,112        56,433
  Hawthorne Financial Corp..............     500        14,270
  Hudson River Bancorp, Inc.............   1,400        34,650
  Hudson United Bancorp.................     500        15,550
  Humboldt Bancorp......................   1,320        13,860
  Independent Bank Corp.-MA.............   1,400        31,920
  Independent Bank Corp.-MI.............   1,271        38,460
  Integra Bank Corp.....................   1,400        24,948
  Lakeland Bancorp, Inc.................   1,575        28,145
  MAF Bancorp, Inc......................   2,400        81,432
  MB Financial, Inc.....................   1,600        55,664
  Mid-State Bancshares..................   2,200        36,128
  Nara Bancorp, Inc.....................     600        12,462
  NBT Bancorp, Inc......................   2,960        50,527
  Northwest Bancorp, Inc................   4,300        63,597
  OceanFirst Financial Corp.............   1,050        23,573
  Ocwen Financial Corp.*................   5,400        15,120
  Pacific Capital Bancorp...............   2,400        61,080
  Pacific Northwest Bancorp.............   1,200        30,000
  People's Bank.........................   1,200        30,168
  PFF Bancorp, Inc......................   1,200        37,500
  Provident Bankshares Corp.............   2,740        63,324
  Provident Financial Group, Inc........   2,000        52,060
  Republic Bancorp, Inc.................   5,735        67,501
  Riggs National Corp...................   3,100        48,019
  S&T Bancorp, Inc......................   2,400        60,122
  Sandy Spring Bancorp, Inc.............   1,200        37,800
  Second Bancorp, Inc...................     600        15,900
  Silicon Valley Bancshares*............   2,700        49,275
  Southwest Bancorp, Inc................     600        15,594
  St. Francis Capital Corp..............     500        11,710
  State Financial Services Corp.
    Class A.............................   1,100        18,414
  Staten Island Bancorp, Inc............   3,200        64,448
  Sterling Bancshares, Inc..............   3,900        47,658
                                          SHARES     VALUE+

  Sterling Financial Corp.*.............   1,260   $    23,713
  Superior Financial Corp...............     900        16,534
  Texas Regional Bancshares, Inc.
    Class A.............................   1,860        66,106
  The Banc Corp.........................   2,500        19,400
  The Trust Co. of New Jersey...........   1,900        52,879
  Troy Financial Corp...................     315         8,499
  TrustCo Bank Corp. NY.................   5,834        62,891
  UCBH Holdings, Inc....................   1,500        63,675
  UMB Financial Corp....................   1,600        61,218
  Umpqua Holdings Corp..................   3,112        56,794
  United Bankshares, Inc................   2,200        63,934
  United Community Banks, Inc...........   2,100        51,177
  United Community Financial Corp.......   3,600        31,140
  United National Bancorp...............   2,130        49,096
  Valley National Bancorp...............     600        15,822
  Waypoint Financial Corp...............   3,400        60,520
  Webster Financial Corp................     456        15,869
  WesBanco, Inc.........................   1,600        37,424
  West Coast Bancorp....................   1,747        26,467
  Westcorp..............................   5,360       112,560
  Whitney Holding Corp..................     450        14,999
  Wintrust Financial Corp...............   1,350        42,282
                                                   -----------
                                                     4,385,658
                                                   -----------

BROADCASTING -- 0.8%
  4Kids Entertainment, Inc.*............   1,300        28,704
  Acacia Research-Acacia
    Technologies*.......................   2,200         5,302
  Acme Communications, Inc.*............   1,700        13,549
  Beasley Broadcast Group, Inc.
    Class A*............................     900        10,764
  Crown Media Holdings, Inc.
    Class A*............................   5,900        13,334
  Cumulus Media, Inc. Class A*..........   2,300        34,201
  Entravision Communications Corp.*.....   3,300        32,934
  Insight Communications Co., Inc.*.....   4,000        49,520
  Mediacom Communications Corp.*........   6,300        55,503
  Paxson Communications Corp.*..........   5,000        10,300
  Regent Communications, Inc.*..........   5,600        33,096
  Salem Communications Corp.
    Class A*............................   1,400        34,958
  Sinclair Broadcast Group, Inc.
    Class A*............................   2,100        24,423
  Spanish Broadcasting System, Inc.
    Class A*............................   3,300        23,760
  TiVo, Inc.*...........................   4,100        21,443
  UnitedGlobalCom, Inc. Class A*........   4,600        11,040
  World Wrestling Federation
    Entertainment, Inc.*................   1,100         8,855
                                                   -----------
                                                       411,686
                                                   -----------

BUILDING & CONSTRUCTION -- 2.9%
  Ampco-Pittsburgh Corp.................   1,000        12,160
  Apogee Enterprises, Inc...............   2,800        25,063
  Beazer Homes USA, Inc.*...............     725        43,935
  Butler Manufacturing Co...............     400         7,740
  Centex Construction Products, Inc.....   1,800        63,270
  Champion Enterprises, Inc.*...........   4,800        13,680
  Comfort Systems USA, Inc.*............   3,800        12,730
  Dycom Industries, Inc.*...............   3,800        50,350
  ElkCorp...............................   1,900        32,870

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BUILDING & CONSTRUCTION  (CONTINUED)
  Emcor Group, Inc.*....................   1,000   $    53,010
  Fleetwood Enterprises, Inc............   3,900        30,615
  Florida Rock Industries, Inc..........   5,550       211,178
  Foster Wheeler Ltd.*..................   1,200         1,392
  Granite Construction, Inc.............     750        11,625
  Hovnanian Enterprises, Inc.
    Class A*............................   1,600        50,720
  Insituform Technologies, Inc.
    Class A*............................   2,200        37,510
  Integrated Electrical
    Services, Inc.*.....................   3,700        14,245
  Lennox International, Inc.............   4,500        56,475
  M.D.C. Holdings, Inc..................   1,347        51,536
  M/I Schottenstein Homes, Inc..........   1,700        47,260
  Modine Manufacturing Co...............   3,400        60,112
  Modtech Holdings, Inc.*...............   1,200        11,640
  NCI Building Systems, Inc.*...........   1,800        39,276
  Nortek Holdings, Inc.*................   1,200        54,900
  Palm Harbor Homes, Inc.*..............   2,300        40,181
  Ryland Group, Inc.....................   1,800        60,030
  Simpson Manufacturing Co., Inc.*......   2,000        65,800
  Standard Pacific Corp.................   2,100        51,975
  Texas Industries, Inc.................   1,700        41,310
  The Shaw Group, Inc.*.................   3,400        55,930
  Thor Industries, Inc..................   3,400       117,062
  Toll Brothers, Inc.*..................   1,400        28,280
  Trex Co., Inc.*.......................   1,400        49,420
  URS Corp.*............................   2,700        38,421
  Wackenhut Corrections Corp.*..........   1,300        14,443
  William Lyon Homes, Inc.*.............   1,200        26,196
                                                   -----------
                                                     1,582,340
                                                   -----------

BUSINESS SERVICES -- 3.8%
  Acxiom Corp.*.........................   1,700        26,146
  Administaff, Inc.*....................   3,300        19,800
  ADVO, Inc.*...........................   1,400        45,962
  Ambassadors International, Inc........   1,000         8,990
  American Management Systems, Inc.*....   3,800        45,562
  Aspect Communications Corp.*..........   4,700        13,348
  Banta Corp............................   2,000        62,540
  BARRA, Inc.*..........................   2,050        62,176
  Bowne & Co., Inc......................   3,700        44,215
  Brady Corp. Class A...................   1,500        50,025
  Catalina Marketing Corp.*.............   3,300        61,050
  CDI Corp.*............................   1,500        40,470
  Century Business Services, Inc.*......  11,000        29,150
  Charles River Associates, Inc.*.......   1,000        14,160
  CIBER, Inc.*..........................   7,100        36,565
  Consolidated Graphics, Inc.*..........   1,600        35,600
  CorVel Corp.*.........................     300        10,725
  CSG Systems International, Inc.*......   4,700        64,155
  DocuCorp International, Inc.*.........   1,600        10,594
  Electro Rent Corp.*...................   2,000        24,242
  ePlus, Inc.*..........................   1,200         8,460
  Exult, Inc.*..........................   8,400        26,712
  Fair, Issac & Co., Inc................   2,722       116,229
  First Consulting Group, Inc.*.........   1,900        10,944
                                          SHARES     VALUE+

  Forrester Research, Inc.*.............   2,000   $    31,140
  FTI Consulting, Inc.*.................   1,650        66,247
  Gartner, Inc. Class A*................   4,300        39,560
  Hall, Kinion & Associates, Inc.*......   1,500         8,387
  Heidrick & Struggles
    International, Inc.*................   2,200        32,274
  I-many, Inc.*.........................   4,800         6,816
  Imation Corp.*........................   3,500       122,780
  infoUSA, Inc.*........................   5,600        27,832
  Insignia Systems, Inc.*...............   1,300        13,623
  John H. Harland Co....................   2,900        64,177
  Keane, Inc.*..........................   6,000        53,940
  Kelly Services, Inc. Class A..........   2,800        69,188
  Kforce, Inc.*.........................   2,700        11,394
  Korn/Ferry International*.............   1,900        14,212
  Labor Ready, Inc.*....................   3,200        20,544
  MAXIMUS, Inc.*........................   1,900        49,590
  Microstrategy, Inc. Class A*..........     800        12,080
  MPS Group, Inc.*......................   8,900        49,306
  Navigant Consulting, Inc.*............   4,100        24,190
  Navigant International, Inc.*.........   2,000        24,660
  NCO Group, Inc.*......................   2,100        33,495
  On Assignment, Inc.*..................   3,200        27,264
  PDI, Inc.*............................   2,100        22,661
  QRS Corp.*............................   1,900        12,540
  Resources Connection, Inc.*...........   1,700        39,457
  Right Management
    Consultants, Inc.*..................   3,400        45,050
  RMH Teleservices, Inc.*...............   1,100        11,550
  SITEL Corp.*..........................   5,000         6,000
  SM&A..................................   1,500         5,535
  Spherion Corp.*.......................   5,900        39,530
  TeamStaff, Inc.*......................   2,100         5,670
  TeleTech Holdings, Inc.*..............   7,700        55,902
  Tetra Tech, Inc.*.....................   4,200        51,240
  The Corporate Executive Board Co.*....   1,400        44,688
  The Keith Cos., Inc.*.................     800        10,456
  The Reynolds & Reynolds Co.
    Class A.............................     600        15,282
  TRC Cos., Inc.*.......................     950        12,474
                                                   -----------
                                                     2,048,554
                                                   -----------

CHEMICALS -- 2.6%
  A. Schulman, Inc......................   5,900       109,799
  Airgas, Inc.*.........................   2,700        46,575
  Albemarle Corp........................   1,800        51,210
  Arch Chemicals, Inc...................   2,000        36,500
  Cabot Microelectronics Corp.*.........   1,500        70,800
  Crompton Corp.........................   9,100        54,145
  Cytec Industries, Inc.*...............   2,000        54,560
  Dionex Corp.*.........................   1,700        50,507
  Ethyl Corp.*..........................   5,000        32,450
  Ferro Corp............................   2,100        51,303
  FMC Corp.*............................   2,100        57,372
  Georgia Gulf Corp.....................   2,600        60,164
  Great Lakes Chemical Corp.............   1,000        23,880
  H.B. Fuller Co........................   2,300        59,524
  Hawkins, Inc..........................   1,200        10,788
  International Specialty
    Products, Inc.*.....................   6,500        66,365

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
CHEMICALS  (CONTINUED)
  MacDermid, Inc........................   2,900   $    66,265
  Millennium Chemicals, Inc.............   4,400        41,888
  Minerals Technologies, Inc............   1,200        51,780
  NL Industries, Inc....................   3,500        59,500
  Olin Corp.............................   3,800        59,090
  PolyOne Corp..........................   2,000         7,840
  RPM, Inc..............................   2,000        30,560
  Solutia, Inc..........................   9,400        34,122
  Spartech Corp.........................   3,200        66,016
  Symyx Technologies*...................   3,400        42,806
  Terra Industries, Inc.*...............   6,100         9,333
  TETRA Technologies, Inc.*.............   1,300        27,781
  WD-40 Co..............................   1,600        42,272
  Wellman, Inc..........................   3,500        47,215
                                                   -----------
                                                     1,422,410
                                                   -----------

COMMERCIAL SERVICES -- 0.9%
  Central Parking Corp..................   3,200        60,352
  Clark/Bardes, Inc.*...................   1,500        28,875
  CoStar Group, Inc.*...................   1,400        25,830
  iDine Rewards Network, Inc............   1,400        14,868
  Memberworks, Inc.*....................   1,500        26,970
  Mobile Mini, Inc.*....................   1,900        29,773
  Plexus Corp.*.........................   3,400        29,852
  Polycom, Inc.*........................   7,000        66,640
  Pre-Paid Legal Services, Inc.*........   1,700        44,540
  Protection One, Inc.*.................   9,800        19,600
  Quanta Services, Inc.*................   4,800        16,800
  R.H. Donnelley Corp.*.................     700        20,517
  Source Information Management Co.*....   2,000         8,460
  SOURCECORP, Inc.*.....................   1,400        26,026
  StarTek, Inc.*........................   1,300        35,880
  UniFirst Corp.........................     600        12,120
  United Retail Group, Inc.*............   2,700         7,560
  Veritas DGC, Inc.*....................   2,600        20,540
                                                   -----------
                                                       495,203
                                                   -----------

COMMUNICATION SERVICES -- 0.1%
  Concerto Software, Inc.*..............   1,400         9,450
  West Corp.*...........................   3,300        54,780
                                                   -----------
                                                        64,230
                                                   -----------

COMMUNICATIONS EQUIPMENT -- 0.8%
  Aether Systems, Inc.*.................   2,900        10,904
  Allen Telecom, Inc.*..................   2,000        18,940
  ANADIGICS, Inc.*......................   4,000        10,320
  Andrew Corp.*.........................   6,900        70,932
  Applied Signal Technology, Inc........   1,200        14,220
  Captaris, Inc.*.......................   3,500         8,400
  Centillium Communications, Inc.*......   4,200         9,492
  Ceradyne, Inc.*.......................   1,700        13,260
  Inter-Tel, Inc........................   2,200        46,002
  Ixia*.................................   3,900        14,235
  KVH Industries, Inc.*.................   1,200        10,320
  MasTec, Inc.*.........................   2,400         7,080
                                          SHARES     VALUE+

  Network Equipment
    Technologies, Inc.*.................   3,300   $    12,936
  New Focus, Inc.*......................   6,100        23,424
  North Pittsburgh Systems, Inc.........   1,700        23,172
  Performance Technologies, Inc.*.......   1,600         5,216
  Proxim Corp. Class A*.................   2,456         2,137
  SeaChange International, Inc.*........   2,100        12,915
  Somera Communications, Inc.*..........   3,900        10,530
  SpectraLink Corp.*....................   1,700        12,206
  Tekelec*..............................   4,800        50,160
  ViaSat, Inc.*.........................   1,800        20,772
                                                   -----------
                                                       407,573
                                                   -----------

COMPUTER EQUIPMENT -- 2.1%
  Adaptec, Inc..........................  10,700        60,455
  Advanced Digital Information Corp.*...   6,900        46,299
  California Micro Devices Corp.*.......   2,000         9,100
  Concurrent Computer Corp.*............   4,300        12,384
  Cray, Inc.*...........................   4,100        31,447
  Drexler Technology Corp.*.............   1,000        12,600
  Electronics for Imaging, Inc.*........   4,300        69,922
  Foundry Networks, Inc.*...............  10,800        76,032
  Hutchinson Technology, Inc.*..........   2,300        47,610
  Insight Enterprises, Inc.*............   4,100        34,071
  Kronos, Inc.*.........................   1,800        66,582
  Lantronix, Inc.*......................   5,000         3,500
  McDATA Corp. Class A*.................   6,500        46,150
  Mentor Graphics Corp.*................   6,700        52,662
  Mercury Computer Systems, Inc.*.......   1,800        54,936
  MTS Systems Corp......................   2,100        21,042
  NYFIX, Inc.*..........................   2,300        10,350
  RadiSys Corp.*........................   1,600        12,768
  Rainbow Technologies, Inc.*...........   2,600        18,642
  Rimage Corp.*.........................   1,200         9,743
  Riverstone Networks, Inc.*............   5,000        10,600
  SCM Microsystems, Inc.*...............   2,000         8,500
  Semtech Corp.*........................   6,600        72,072
  Silicon Storage Technology, Inc.*.....   3,600        14,544
  Standard Microsystems Corp.*..........   1,600        31,152
  Stratex Networks, Inc.*...............  10,700        23,647
  Systems & Computer Technology
    Corp.*..............................   3,300        28,380
  TALX Corp.............................   1,089        14,070
  Varian Semiconductor Equipment
    Associates, Inc.*...................   2,700        64,154
  Verity, Inc.*.........................   3,800        50,886
  Virage Logic Corp.*...................   2,300        23,069
  Western Digital Corp.*................  17,000       108,630
                                                   -----------
                                                     1,145,999
                                                   -----------

COMPUTER SERVICES -- 2.0%
  Analysts International Corp...........   4,500         8,910
  Avocent Corp.*........................     836        18,576
  Black Box Corp.*......................   1,600        71,680
  Brooks-PRI Automation, Inc.*..........   3,724        42,677
  Catapult Communications Corp.*........     900        10,755
  CompuCom Systems, Inc.*...............   4,800        26,928
  Computer Horizons Corp.*..............   3,800        12,426

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SERVICES  (CONTINUED)
  Covansys Corp.*.......................   3,300   $    12,401
  FactSet Research Systems, Inc.........   2,700        76,329
  Fidelity National Information
    Solutions, Inc.*....................   3,300        56,925
  GTECH Holdings Corp.*.................   3,400        94,724
  Inforte Corp.*........................   1,100         8,525
  Intergraph Corp.*.....................   3,000        53,280
  Jack Henry & Associates, Inc..........   5,000        60,200
  Manhattan Associates, Inc.*...........   2,300        54,418
  MCSi, Inc.*...........................   2,700        12,825
  MICROS Systems, Inc.*.................   1,800        40,356
  NetScout Systems, Inc.*...............   3,600        15,660
  NetSolve, Inc.*.......................   1,200         8,100
  Overland Storage, Inc.................   1,500        21,872
  PEC Solutions, Inc.*..................   2,100        62,790
  Pegasus Solutions, Inc.*..............   1,800        18,054
  Perot Systems Corp. Class A*..........   5,000        53,600
  Pomeroy Computer Resources, Inc.*.....     700         8,190
  Radiant Systems, Inc.*................   2,800        26,964
  SimpleTech, Inc.*.....................   4,600        13,892
  Sykes Enterprises, Inc.*..............   3,600        11,808
  Syntel, Inc.*.........................   3,100        65,131
  TechTeam Global Incorporated*.........   1,800        13,374
  Tier Technologies, Inc. Class B*......   1,200        19,200
  Tyler Technologies, Inc.*.............   3,300        13,761
  Viewpoint Corp.*......................   3,400         6,358
  Wind River Systems, Inc.*.............   7,100        29,110
  Zomax, Inc.*..........................   1,900         8,075
                                                   -----------
                                                     1,057,874
                                                   -----------

COMPUTER SOFTWARE -- 3.8%
  @Road, Inc.*..........................   5,700        23,541
  Acclaim Entertainment, Inc.*..........     300           198
  Activision, Inc.*.....................   2,250        32,828
  Actuate Corp.*........................   5,000         8,850
  Advent Software, Inc.*................   2,800        38,164
  Agile Software Corp.*.................   4,800        37,152
  ANSYS, Inc.*..........................   1,100        22,220
  Borland Software Corp.*...............   2,500        30,750
  Bottomline Technologies, Inc.*........   2,200        13,288
  CheckFree Corp.*......................   4,400        70,404
  Clarus Corp.*.........................   1,900        10,678
  Concord Communications, Inc.*.........   1,000         8,990
  Datastream Systems, Inc.*.............   6,200        39,680
  Dendrite International, Inc.*.........   2,000        14,940
  Digitas, Inc.*........................   5,600        19,376
  Echelon Corp.*........................   4,000        44,840
  Embarcadero Technologies, Inc.*.......   1,900        11,343
  EPIQ Systems, Inc.*...................   1,400        21,448
  eResearch Technology, Inc.*...........     900        15,075
  FalconStor Software, Inc.*............   3,600        13,968
  FileNET Corp.*........................   3,200        39,040
  Hypercom Corp.*.......................   3,900        14,547
  Hyperion Solutions Corp.*.............   2,300        59,041
                                          SHARES     VALUE+

  Identix, Inc.*........................   6,684   $    34,423
  Infogrames, Inc.*.....................   4,900         8,673
  Informatica Corp.*....................   6,300        36,288
  Internet Security Systems, Inc.*......   3,400        62,322
  Intertrust Technologies Corp.*........   9,600        40,608
  J.D. Edwards & Co.*...................   5,200        58,656
  JDA Software Group, Inc.*.............   3,100        29,946
  Legato Systems, Inc.*.................  12,606        63,408
  Macromedia, Inc.*.....................   6,580        70,077
  MAPICS, Inc...........................   1,800        12,510
  MapInfo Corp.*........................   2,400        13,320
  Micromuse, Inc.*......................   8,200        31,324
  Midway Games, Inc.*...................   5,600        23,352
  MRO Software, Inc.*...................   1,800        21,861
  MSC Software Corp.*...................   3,600        27,792
  Netegrity, Inc.*......................   3,800        12,361
  NetIQ Corp.*..........................   4,600        56,810
  Novell, Inc.*.........................  14,600        48,764
  ONYX Software Corp.*..................   5,000         7,750
  OPNET Technologies, Inc.*.............   1,300        10,505
  Packeteer, Inc.*......................   3,000        20,580
  Pegasystems, Inc.*....................   2,300        11,753
  Per-Se Technologies, Inc.*............   2,700        24,216
  Phoenix Technology Ltd.*..............   1,800        10,386
  Pinnacle Systems, Inc.*...............   5,000        68,050
  PLATO Learning, Inc.*.................   1,066         6,332
  Progress Software Corp.*..............   3,800        49,210
  QAD, Inc.*............................   3,400        11,594
  Quest Software, Inc.*.................   5,400        55,674
  Red Hat, Inc.*........................  13,600        80,376
  Sanchez Computer Associates, Inc.*....   3,600        10,368
  ScanSoft, Inc.*.......................   6,400        33,280
  Secure Computing Corp.*...............   3,200        20,512
  SERENA Software, Inc.*................   3,600        56,844
  SkillSoft Plc*........................   3,077         8,462
  SpeechWorks International, Inc.*......   3,200         8,896
  SPSS, Inc.*...........................   1,832        25,630
  SS&C Technologies, Inc.*..............   2,400        25,562
  SupportSoft Inc.*.....................   4,000        15,760
  Synplicity Inc.*......................   3,300        12,474
  Take-Two Interactive
    Software, Inc.*.....................   1,600        37,584
  The InterCept Group, Inc.*............   1,800        30,476
  THQ, Inc.*............................   3,600        47,700
  TIBCO Software, Inc.*.................   8,300        51,294
  Transaction Systems Architects, Inc.
    Class A*............................   2,500        16,250
  Ulticom, Inc.*........................   1,200         8,988
  Ultimate Software Group, Inc.*........   2,100         7,245
  Vastera, Inc.*........................   4,800        27,125
                                                   -----------
                                                     2,043,732
                                                   -----------

CONSUMER PRODUCTS -- 0.9%
  Blyth, Inc............................   2,800        74,928
  Central Garden & Pet Co.*.............   1,700        31,467
  Department 56, Inc.*..................   1,500        19,350
  Fossil, Inc.*.........................   3,150        64,071

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
CONSUMER PRODUCTS  (CONTINUED)
  IDEXX Laboratories, Inc.*.............   2,400   $    78,840
  Jarden Corp.*.........................   1,300        31,031
  Maxwell Shoe Company, Inc. Class A....   1,100        12,782
  Playtex Products, Inc.*...............   3,000        29,640
  Russ Berrie & Co., Inc................   1,600        54,048
  The Scotts Co. Class A*...............     600        29,424
  The Yankee Candle Co., Inc.*..........   3,300        52,800
                                                   -----------
                                                       478,381
                                                   -----------

CONTAINERS & GLASS -- 0.4%
  Crown Cork & Seal Co., Inc............  10,800        85,860
  Owens-Illinois, Inc.*.................   7,300       106,434
  Silgan Holdings, Inc.*................   1,800        44,424
                                                   -----------
                                                       236,718
                                                   -----------

CONTAINERS-PAPER/PLASTIC -- 0.2%
  Graphic Packaging International
    Corp.*..............................   3,900        21,996
  Longview Fibre Co.....................   3,600        26,028
  Packaging Dynamics Corp.*.............     320         2,112
  Rock-Tenn Co. Class A.................   2,700        36,396
                                                   -----------
                                                        86,532
                                                   -----------

CONSTRUCTION MATERIALS -- 0.0%
  U.S. Concrete, Inc.*..................   1,400         7,658
                                                   -----------
DISTRIBUTION/WHOLESALE -- 1.0%
  Advanced Marketing Services, Inc......   1,700        24,990
  Aviall, Inc.*.........................   2,000        16,100
  Bell Microproducts, Inc.*.............   1,700         9,418
  Building Materials Holding Corp.*.....     800        11,440
  Daisytek International Corp...........   2,000        15,860
  Handleman Co.*........................   2,700        31,050
  Hughes Supply, Inc....................   1,900        51,908
  International Multifoods Corp.*.......   1,900        40,261
  Keystone Automotive
    Industries, Inc.*...................   1,700        25,534
  Nash-Finch Co.........................   1,200         9,276
  NuCo2, Inc.*..........................   1,000         8,050
  Owens & Minor, Inc....................   3,400        55,828
  ScanSource, Inc.*.....................     600        29,580
  SCP Pool Corp.*.......................   2,050        59,860
  United Natural Foods, Inc.*...........   1,900        48,165
  United Stationers, Inc.*..............   2,400        69,122
  Watsco, Inc...........................   2,200        36,036
                                                   -----------
                                                       542,478
                                                   -----------

DIVERSIFIED OPERATIONS -- 2.3%
  Actuant Corp. Class A.................   1,000        46,450
  Acuity Brands, Inc....................     800        10,832
  AMERCO*...............................   2,600        11,492
  Barnes Group, Inc.....................   2,100        42,735
  Carlisle Cos., Inc....................   1,200        49,656
  Chemed Corp...........................     900        31,815
  Cornell Corrections, Inc.*............   1,700        15,300
  Digimarc Corp.*.......................   2,100        23,814
  ESCO Technologies, Inc.*..............   1,100        40,700
                                          SHARES     VALUE+

  Esterline Technologies Corp.*.........   1,700   $    30,039
  Federal Signal Corp...................   3,600        69,912
  Griffon Corp..........................   3,650        49,713
  Kroll, Inc.*..........................   2,702        51,554
  Lancaster Colony Corp.................   1,100        42,988
  Lydall, Inc.*.........................   1,800        20,430
  Mathews International Corp.
    Class A.............................   2,500        55,828
  Myers Industries, Inc.................   2,407        25,755
  NACCO Industries, Inc. Class A........     300        13,131
  National Service Industries, Inc......   1,400        10,052
  PerkinElmer, Inc......................  10,033        82,772
  Roper Industries, Inc.................   2,200        80,520
  Sensient Technologies Corp............   2,800        62,916
  SPS Technologies, Inc.*...............   1,300        30,875
  Standex International Corp............   1,100        26,224
  Sturm, Ruger & Co., Inc...............   2,700        25,839
  Tredegar Corp.........................   3,800        57,000
  Trinity Industries, Inc...............   2,600        49,296
  U.S. Industries, Inc..................   6,700        17,621
  Universal Corp........................   1,600        59,136
  UNOVA, Inc.*..........................   5,000        30,000
  Vector Group Ltd......................   1,390        16,152
  Volt Information Sciences, Inc.*......   1,100        18,810
  Walter Industries, Inc................   2,800        30,324
  World Fuel Services Corp..............     900        18,450
                                                   -----------
                                                     1,248,131
                                                   -----------

EDUCATION -- 0.7%
  Career Education Corp.*...............   1,600        64,000
  Education Management Corp.*...........     900        33,840
  ITT Educational Services, Inc.*.......   3,200        75,360
  Learning Tree International, Inc.*....   1,200        16,440
  Renaissance Learning, Inc.*...........   2,800        52,920
  Strayer Education, Inc................   1,600        92,000
  Sylvan Learning Systems, Inc.*........   3,600        59,040
                                                   -----------
                                                       393,600
                                                   -----------

ELECTRICAL EQUIPMENT -- 1.9%
  Advanced Energy Industries, Inc.*.....   1,900        24,168
  Avid Technology, Inc.*................   2,900        66,555
  Axcelis Technologies, Inc.*...........   9,800        54,968
  Belden, Inc...........................   2,300        35,006
  C&D Technologies, Inc.................   2,800        49,476
  Cable Design Technologies Corp.*......   4,900        28,910
  Celeritek, Inc.*......................   1,200         7,992
  Checkpoint Systems, Inc.*.............   3,000        31,020
  Cohu, Inc.............................   2,500        36,750
  Credence Systems Corp.*...............   1,080        10,076
  FLIR Systems, Inc.*...................   2,200       107,360
  Genlyte Group, Inc.*..................   1,400        43,624
  GrafTech International Ltd.*..........   4,500        26,820
  Helix Technology Corp.................   2,900        32,480
  Input/Output, Inc.*...................   4,100        17,425
  Intermagnetics General Corp...........   2,010        39,477
  Lincoln Electric Holdings, Inc........   4,300        99,545
  Littelfuse, Inc.*.....................   2,000        33,720

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRICAL EQUIPMENT  (CONTINUED)
  LTX Corp.*............................   2,400   $    14,472
  Meade Instruments Corp.*..............   3,300        10,296
  Measurement Specialties, Inc.*........     800         1,680
  ParkerVision, Inc.*...................   1,000         8,160
  Paxar Corp.*..........................   3,600        53,100
  Photon Dynamics, Inc.*................   1,900        43,320
  Power Integrations, Inc.*.............   2,700        45,900
  Rogers Corp.*.........................   1,400        31,150
  SBS Technologies, Inc.*...............   1,700        15,572
  SIPEX Corp.*..........................   3,600        13,320
  Veeco Instruments, Inc.*..............   3,500        40,460
  Vicor Corp.*..........................   1,800        14,852
  Woodhead Industries, Inc..............     600         6,780
                                                   -----------
                                                     1,044,434
                                                   -----------

ELECTRONICS -- 5.1%
  Actel Corp.*..........................   1,900        30,818
  Aeroflex, Inc.*.......................   4,800        33,120
  Alliance Semiconductor Corp.*.........   3,300        12,969
  AMETEK, Inc...........................   2,300        88,527
  Analogic Corp.........................   1,100        55,317
  Anixter International, Inc.*..........   2,600        60,450
  Artisan Components, Inc.*.............   1,700        26,231
  AstroPower, Inc.*.....................   1,500        11,985
  Asyst Technologies, Inc.*.............   2,000        14,700
  ATMI, Inc.*...........................   3,100        57,412
  Audiovox Corp. Class A*...............   2,600        26,887
  Avnet, Inc............................   1,799        19,483
  Benchmark Electronics, Inc.*..........   2,200        63,052
  Caliper Technologies Corp.*...........   2,200         6,600
  ChipPAC, Inc.*........................   7,300        25,915
  Coherent, Inc.*.......................   2,300        45,885
  Cree, Inc.*...........................   5,100        83,385
  CTS Corp..............................   3,300        25,575
  Cubic Corp............................   1,500        27,645
  Cymer, Inc.*..........................   2,400        77,400
  Daktronics, Inc.*.....................   2,000        26,760
  DSP Group, Inc.*......................   2,400        37,968
  DuPont Photomasks, Inc.*..............   1,400        32,550
  Electro Scientific
    Industries, Inc.*...................   2,800        56,000
  Emerson Radio Corp.*..................   3,200        15,904
  Energy Conversion Devices, Inc.*......   1,700        16,662
  Entegris, Inc.*.......................   6,400        65,920
  ESS Technology, Inc.*.................   4,400        27,676
  Exar Corp.*...........................   3,100        38,440
  Excel Technology, Inc.*...............   1,100        19,679
  Fargo Electronics, Inc.*..............   1,700        14,824
  Genesis Microchip, Inc.*..............   3,100        40,455
  GlobespanVirata, Inc.*................   3,000        13,230
  II-VI, Inc.*..........................     800        12,848
  InFocus Corp.*........................   3,900        24,024
  Intersil Corp. Class A*...............   1,364        19,014
  Itron, Inc.*..........................     800        15,336
  IXYS Corp.*...........................   4,400        31,064
                                          SHARES     VALUE+

  KEMET Corp.*..........................   6,000   $    52,440
  Kopin Corp.*..........................   5,500        21,560
  LeCroy Corp.*.........................   1,300        14,430
  Lifeline Systems, Inc.*...............     900        20,187
  LSI Industries, Inc...................   1,600        22,160
  MagneTek, Inc.*.......................   2,700        11,988
  Manufacturers' Services Ltd.*.........   2,400        13,296
  Mattson Technology, Inc.*.............   4,500        12,870
  MEMC Electronic Materials, Inc.*......  11,300        85,541
  Merix Corp.*..........................   1,050         8,820
  Methode Electronics, Inc. Class A.....   3,100        34,007
  Micrel, Inc.*.........................   8,200        73,636
  Microtune, Inc.*......................   3,700        11,581
  MKS Instruments, Inc.*................   4,600        75,578
  Molecular Devices Corp.*..............   1,270        20,917
  Newport Corp..........................   4,200        52,752
  Nu Horizons Electronics Corp.*........   2,200        12,716
  Numerical Technologies, Inc.*.........   2,300         7,958
  Oak Technology, Inc.*.................   5,000        13,250
  OmniVision Technologies, Inc.*........   2,300        31,211
  ON Semiconductor Corp.*...............  12,200        16,714
  OSI Systems, Inc.*....................   1,300        22,074
  Park Electrochemical Corp.............   2,100        40,320
  Parlex Corp.*.........................     800         7,848
  Parthusceva, Inc.*....................     800         4,728
  Pericom Semiconductor Corp.*..........   2,800        23,268
  Photronics, Inc.*.....................   3,500        47,950
  Pioneer-Standard Electronics, Inc.....   2,200        20,196
  Pixelworks, Inc.*.....................   3,400        19,720
  Planar Systems, Inc.*.................   1,100        22,693
  PLX Technology, Inc.*.................   2,100         8,211
  Rambus, Inc.*.........................   8,900        59,719
  Richardson Electronics, Ltd...........   1,100         9,526
  Rudolph Technologies, Inc.*...........   1,600        30,656
  Signal Technology Corp.*..............   1,500        16,170
  Silicon Image, Inc.*..................   5,200        31,200
  Siliconix, Inc.*......................   2,700        63,180
  Skyworks Solutions, Inc.*.............  12,400       106,888
  Sonic Solutions*......................   1,500         7,500
  Spectrum Control, Inc.*...............   1,200         6,300
  Supertex, Inc.*.......................     700        10,423
  Technitrol, Inc.......................   3,200        51,648
  Three-Five Systems, Inc.*.............   1,500         9,675
  Trimble Navigation Ltd.*..............   2,300        28,727
  Ultimate Electronics, Inc.*...........   1,600        16,240
  Ultratech Stepper, Inc.*..............   1,800        17,710
  Universal Display Corp.*..............   1,600        12,624
  Universal Electronics, Inc.*..........     700         6,818
  Vialta, Inc.*.........................   1,952           595
  White Electronic Designs Corp.*.......   2,700        20,655
  Wilson Greatbatch
    Technologies, Inc.*.................   2,100        61,320
  Zoran Corp.*..........................   3,000        42,210
  Zygo Corp.*...........................   1,900        13,281
                                                   -----------
                                                     2,755,395
                                                   -----------
ENERGY -- 0.4%
  BayCorp Holdings Ltd.*................   1,200        17,688

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ENERGY  (CONTINUED)
  CONSOL Energy, Inc....................   4,700   $    81,216
  KFx, Inc.*............................   3,500         9,065
  Plug Power, Inc.*.....................   5,600        25,144
  Proton Energy Systems, Inc.*..........   4,700        14,100
  Quantum Fuel Systems Technologies
    Worldwide, Inc......................     700         1,645
  South Jersey Industries, Inc..........   1,000        33,020
  Watts Industries, Inc. Class A........   1,500        23,610
                                                   -----------
                                                       205,488
                                                   -----------
ENVIROMENTAL SERVICES -- 0.5%
  Calgon Carbon Corp....................   3,100        15,314
  Duratek, Inc.*........................   1,900        15,865
  Headwaters, Inc.*.....................   3,500        54,285
  Rollins, Inc..........................   3,000        76,350
  Stericycle, Inc.*.....................   3,200       103,613
                                                   -----------
                                                       265,427
                                                   -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................   4,900        75,950
                                                   -----------

FINANCIAL SERVICES -- 3.0%
  Advanta Corp. Class A.................   1,000         8,981
  Advanta Corp. Class B.................     900         8,451
  Affiliated Managers Group, Inc.*......     700        35,210
  American Capital Strategies Ltd.......   3,300        71,247
  American Home Mortgage
    Holdings, Inc.......................   1,200        13,200
  AmeriServ Financial, Inc..............   2,700         7,695
  Ameritrade Holding Corp.*.............  14,000        79,240
  Cash America International, Inc.......   2,900        27,608
  City Holding Co.......................   1,700        48,025
  CoBiz, Inc............................   1,050        15,593
  Coinstar, Inc.*.......................   2,000        45,300
  CompuCredit Corp.*....................   4,700        33,229
  Credit Acceptance Corp.*..............   3,400        21,695
  Digital Insight Corp.*................   3,200        27,808
  eFunds Corp.*.........................   6,200        56,482
  eSPEED, Inc. Class A*.................   1,900        32,188
  Financial Federal Corp.*..............   3,000        75,390
  First Albany Cos., Inc................   1,147         8,006
  First Commonwealth Financial Corp.....   4,700        54,050
  Friedman, Billings, Ramsey
    Group, Inc. Class A*................   1,400        13,104
  Gabelli Asset Management, Inc.
    Class A.............................     500        15,020
  IndyMac Bancorp, Inc.*................   2,800        51,772
  Interactive Data Corp.*...............   5,000        68,750
  Irwin Financial Corp..................   2,800        46,200
  Jefferies Group, Inc..................   2,400       100,728
  Knight Trading Group, Inc.*...........   8,700        41,673
  Metris Cos., Inc......................   4,400        10,868
  National Processing, Inc.*............   4,700        75,435
  Netbank, Inc.*........................   1,700        16,456
  New Century Financial Corp.*..........   2,000        50,780
  PRG-Schultz International, Inc.*......   1,900        16,910
  Resource America, Inc.................   1,400        12,615
                                          SHARES     VALUE+

  Sky Financial Group, Inc..............     601   $    11,966
  SoundView Technology Group, Inc.*.....   5,000         7,500
  South Financial Group, Inc............   3,300        68,178
  Southwest Bancorporation of
    Texas, Inc.*........................   2,000        57,620
  Stifel Financial Corp.................   1,100        12,254
  Susquehanna Bancshares, Inc...........   2,800        58,355
  SWS Group, Inc........................   2,034        27,581
  UICI*.................................   3,800        59,090
  Unizan Financial Corp.................   1,800        35,550
  Westwood Holdings Group, Inc..........     258         3,460
  WFS Financial, Inc.*..................   2,400        50,186
  World Acceptance Corp.*...............   3,800        28,918
                                                   -----------
                                                     1,610,367
                                                   -----------

FOOD & BEVERAGES -- 1.6%
  American Italian Pasta Co.
    Class A*............................   1,400        50,372
  American States Water Co..............   1,350        31,252
  Corn Products International, Inc......   2,500        75,325
  Del Monte Foods Co.*..................   5,800        44,660
  Dole Food Co., Inc....................   1,100        35,838
  Dreyer's Grand Ice Cream, Inc.........     600        42,576
  Flowers Foods, Inc.*..................   2,700        52,677
  Green Mountain Coffee, Inc.*..........     600         9,066
  Hain Celestial Group, Inc.*...........   3,379        51,361
  Horizon Organic Holding Corp.*........     900        14,571
  Interstate Bakeries Corp..............   3,000        45,750
  J & J Snack Foods Corp.*..............   1,000        35,710
  Lance, Inc............................   3,200        37,885
  Monterey Pasta Co.*...................   1,600         6,000
  Panera Bread Co. Class A*.............   1,000        34,810
  Performance Food Group Co.*...........   2,800        95,085
  Pilgrim's Pride Corp..................   2,500        20,500
  Ralcorp Holdings, Inc.*...............   2,700        67,878
  Sanderson Farms, Inc..................   1,200        25,092
  Scheid Vineyards, Inc. Class A*.......     100           260
  Tasty Baking Co.......................     800         6,960
  The Boston Beer Co., Inc. Class A*....     900        12,870
  The Robert Mondavi Corp. Class A*.....   1,000        31,000
  Triarc Cos., Inc.*....................   2,000        52,480
                                                   -----------
                                                       879,978
                                                   -----------

FOREST & PAPER PRODUCTS -- 0.5%
  Buckeye Technologies, Inc.*...........   2,800        17,220
  Caraustar Industries, Inc.............   2,800        26,544
  Chesapeake Corp.......................   1,100        19,635
  Deltic Timber Corp....................   1,000        26,700
  P.H. Glatfelter Co....................   4,400        57,904
  Pope & Talbot, Inc....................   1,600        22,816
  Schweitzer-Mauduit
    International, Inc..................     800        19,600
  Universal Forest Products, Inc........   2,000        42,642
  Wausau-Mosinee Paper Corp.............   5,200        58,344
                                                   -----------
                                                       291,405
                                                   -----------

FUNERAL SERVICES -- 0.1%
  Stewart Enterprises, Inc. Class A.....   8,700        48,468
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- BIOTECHNOLOGY -- 3.7%
  Acacia Research-CombiMatrix*..........   1,228   $     4,470
  Aclara Biosciences, Inc.*.............   3,600         7,560
  Affymetrix, Inc.*.....................   3,500        80,115
  Alexion Pharmaceuticals, Inc.*........   2,200        31,064
  Allos Therapeutics, Inc.*.............   1,500        11,280
  Antigenics, Inc.*.....................   3,600        36,864
  Arena Pharmaceuticals, Inc.*..........   3,600        23,436
  ArQule, Inc.*.........................   2,300         7,015
  AtheroGenics, Inc.*...................   1,700        12,597
  Avigen, Inc.*.........................   1,300         7,423
  Bio-Technology General Corp.*.........   5,800        18,566
  BioMarin Pharmaceutical, Inc.*........   5,500        38,775
  BioSource International, Inc.*........   1,500         8,983
  Cambrex Corp..........................   2,300        69,483
  Cell Genesys, Inc.*...................   3,200        35,683
  Ciphergen Biosystems, Inc.*...........   2,400         8,280
  Conceptus, Inc.*......................   2,300        27,554
  Cryolife, Inc.*.......................   2,300        15,709
  CUNO, Inc.*...........................   1,500        49,680
  CuraGen Corp.*........................   5,900        27,435
  Digene Corp.*.........................     800         9,168
  Diversa Corp.*........................   3,200        28,960
  Enzo Biochem, Inc.....................   2,853        39,942
  Enzon, Inc.*..........................   3,900        65,208
  Exact Sciences Corp...................   2,100        22,743
  Exelixis, Inc.*.......................   4,600        36,800
  Gene Logic, Inc.*.....................   2,400        15,096
  Genelabs Technologies, Inc.*..........   5,000         8,495
  Genencor International, Inc.*.........   5,400        52,812
  Genta, Inc.*..........................   4,700        36,143
  Geron Corp.*..........................   1,700         6,120
  Guilford Pharmaceuticals, Inc.*.......   3,000        11,940
  Harvard Bioscience, Inc.*.............   3,900        12,862
  ICOS Corp.*...........................   2,400        56,184
  ImClone Systems, Inc.*................   5,100        54,167
  Immunomedics, Inc.*...................   3,500        16,170
  Incyte Genomics, Inc.*................   6,700        30,552
  Integra LifeSciences Holdings*........   2,400        42,360
  InterMune, Inc.*......................   2,500        63,775
  Interpore International, Inc.*........   1,500         9,600
  Kosan Biosciences, Inc.*..............   1,800        10,926
  Lexicon Genetics, Inc.*...............   6,300        29,799
  Martek Biosciences Corp.*.............   1,700        42,772
  Matritech, Inc.*......................   3,100         6,448
  Maxygen, Inc.*........................   3,100        23,622
  Medarex, Inc.*........................   5,800        22,910
  Myriad Genetics, Inc.*................   2,400        35,040
  Nabi Biopharmaceuticals*..............   3,400        21,080
  Neose Technologies, Inc.*.............   1,800        15,966
  Novavax, Inc.*........................   3,300         8,580
  Pharmaceutical Product
    Development, Inc.*..................   4,800       140,496
  PRAECIS Pharmaceuticals, Inc.*........   3,100        10,075
  Progenics Pharmaceuticals, Inc.*......   1,900        12,654
                                          SHARES     VALUE+

  Regeneration Technologies, Inc.*......   2,400   $    24,286
  Regeneron Pharmaceuticals, Inc.*......   3,300        61,083
  Seattle Genetics, Inc.................   3,100         9,610
  Serologicals Corp.*...................   2,400        26,400
  Synaptic Pharmaceutical Corp.*........   1,600        10,144
  Tanox, Inc.*..........................   4,400        39,820
  Techne Corp.*.........................   1,700        48,566
  Telik, Inc.*..........................   3,400        39,644
  The Medicines Co.*....................   3,900        62,478
  Third Wave Technologies*..............   4,700        12,643
  Transkaryotic Therapies, Inc.*........   3,100        30,690
  Trimeris, Inc.*.......................   1,900        81,871
  VISX, Inc.*...........................   2,900        27,782
                                                   -----------
                                                     1,996,454
                                                   -----------

HEALTH CARE -- DRUGS -- 3.3%
  3 Dimensional
    Pharmaceuticals, Inc.*..............   2,000         6,380
  aaiPharma, Inc.*......................   2,000        28,040
  Accredo Health, Inc.*.................   1,950        68,738
  Adolor Corp.*.........................   3,400        46,648
  Alkermes, Inc.*.......................   6,400        40,128
  Alpharma, Inc. Class A................   2,800        33,348
  Amylin Pharmaceuticals, Inc.*.........   6,400       103,296
  Andrx Group*..........................   2,800        41,076
  Array BioPharma, Inc.*................   3,000        16,650
  Atrix Laboratories, Inc.*.............   2,900        44,483
  Bradley Pharmaceuticals, Inc.
    Class A*............................     700         9,121
  Celgene Corp.*........................   2,300        49,381
  Cell Therapeutics, Inc.*..............   3,600        26,172
  Cephalon, Inc.*.......................     333        16,207
  CIMA Labs, Inc.*......................   1,000        24,191
  CollaGenex Pharmaceuticals, Inc.*.....   1,500        14,235
  Connetics Corp.*......................   3,000        36,060
  Corixa Corp.*.........................   4,901        31,317
  Cubist Pharmaceuticals, Inc.*.........   2,300        18,929
  CV Therapeutics, Inc.*................   3,000        54,660
  D & K Healthcare Resources, Inc.......   1,200        12,289
  Dendreon Corp.*.......................   3,500        18,585
  Durect Corp.*.........................   3,400         6,868
  Endo Pharmaceuticals
    Holdings, Inc.*.....................   2,400        18,478
  First Horizon Pharmaceutical Corp.*...   4,600        34,399
  ICN Pharmaceuticals, Inc..............   4,200        45,822
  ILEX Oncology, Inc.*..................   2,500        17,650
  ImmunoGen, Inc.*......................   5,000        15,500
  Impax Laboratories, Inc.*.............   4,700        18,847
  Inhale Therapeutic Systems, Inc.*.....   6,600        53,328
  Isis Pharmaceuticals, Inc.*...........   4,300        28,337
  K-V Pharmaceutical Co. Class A*.......   1,900        44,080
  Kos Pharmaceuticals, Inc.*............   2,300        43,700
  Lannett Company, Inc.*................   1,300        21,294
  Ligand Pharmaceuticals, Inc.
    Class B*............................   7,900        42,423
  Medicis Pharmaceutical Corp.
    Class A.............................     800        39,736
  NeoPharm, Inc.........................   1,260        12,776
  Neurocrine Biosciences, Inc.*.........   1,500        68,490
  Neurogen Corp.*.......................   3,000        10,890
  NPS Pharmaceuticals, Inc.*............     500        12,585

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- DRUGS  (CONTINUED)
  Onyx Pharmaceuticals, Inc.*...........   1,700   $     9,877
  OSI Pharmaceuticals, Inc.*............   3,600        59,040
  Penwest Pharmaceuticals Co.*..........     800         8,480
  Pharmaceutical Resources, Inc.*.......   1,500        44,700
  Pharmacopeia, Inc.*...................   2,600        23,192
  POZEN, Inc.*..........................   2,000        10,300
  Priority Healthcare Corp. Class B*....   2,200        51,040
  SciClone Pharmaceuticals, Inc.*.......   2,900         9,222
  Sepracor, Inc.*.......................   8,400        81,228
  Triangle Pharmaceuticals, Inc.*.......   8,500        50,490
  Tularik, Inc.*........................   5,600        41,776
  United Therapeutics Corp.*............   2,000        33,400
  VaxGen, Inc.*.........................   1,300        25,103
  Versicor, Inc.*.......................   2,900        31,291
  Vertex Pharmaceuticals, Inc.*.........     558         8,844
  VIVUS, Inc.*..........................   3,200        11,936
  Women First HealthCare, Inc.*.........   1,300         5,929
                                                   -----------
                                                     1,780,985
                                                   -----------

HEALTH CARE -- PRODUCTS -- 3.7%
  1-800 CONTACTS, Inc.*.................   1,300        35,841
  Abaxis, Inc.*.........................   2,800        11,088
  Abgenix, Inc.*........................   7,000        51,590
  ABIOMED, Inc.*........................   2,700         9,828
  Aksys Ltd.*...........................   2,000        10,600
  ALARIS Medical, Inc.*.................   5,000        30,500
  Align Technology, Inc.*...............   4,300        11,872
  American Medical Systems
    Holdings, Inc.*.....................   2,600        42,146
  Arrow International, Inc..............   1,500        61,005
  ArthroCare Corp.*.....................   1,600        15,760
  AVI BioPharma, Inc.*..................   2,300        11,500
  Bentley Pharmaceuticals, Inc.*........   1,300        10,465
  BioLase Technology, Inc.*.............   2,600        14,274
  Biosite Diagnostics, Inc.*............   1,200        40,824
  Bone Care International, Inc.*........   1,700        16,541
  Bruker Daltonics, Inc.*...............   4,400        21,384
  Cantel Medical Corp.*.................     900        11,394
  CardioDynamics International Corp.*...   2,300         7,061
  Cerus Corp.*..........................   1,700        36,550
  Cholestech Corp.*.....................   1,700        11,832
  Closure Medical Corp.*................     700         7,336
  Columbia Laboratories, Inc.*..........   2,900         9,744
  CONMED, Corp.*........................   2,550        49,954
  Cooper Cos., Inc......................   5,600       140,112
  Cyberonics, Inc.*.....................   2,200        40,480
  Cytyc Corp.*..........................   3,700        37,740
  Datascope Corp........................   1,500        37,202
  Diagnostic Products Corp..............   1,700        65,654
  Endocare, Inc.*.......................   2,000         3,440
  EPIX Medical, Inc.*...................   1,500        10,845
  Haemonetics Corp.*....................   2,100        45,066
  Hanger Orthopedic Group, Inc.*........   2,100        27,615
  Henry Schein, Inc.*...................     800        36,000
  ICU Medical, Inc.*....................     750        27,975
                                          SHARES     VALUE+

  Illumina, Inc.........................   1,900   $     6,403
  Immucor, Inc.*........................   1,050        21,263
  Inspire Pharmaceuticals, Inc.*........   2,600        24,284
  Invacare Corp.........................   1,400        46,620
  Kensey Nash Corp.*....................     600        10,962
  La Jolla Pharmaceutical Co.*..........   4,200        27,300
  Landauer, Inc.........................     800        27,800
  Lifecore Biomedical, Inc.*............   1,400        12,012
  Luminex Corp.*........................   2,600        10,686
  Matrixx Initiatives, Inc.*............   1,400        11,130
  Medical Action Industries, Inc.*......     900         9,765
  Mentor Corp...........................   2,100        80,850
  Meridian Bioscience, Inc.*............   2,000        13,760
  Meridian Medical
    Technologies, Inc...................     400        17,760
  Merit Medical Systems, Inc.*..........   2,500        49,800
  MGI Pharma, Inc.*.....................   1,700        12,325
  Microtek Medical Holdings, Inc.*......   4,200         9,996
  Nastech Pharmaceutical Co., Inc.*.....     900         7,695
  North American Scientific, Inc.*......     900         8,091
  Noven Pharmaceuticals, Inc.*..........   2,300        21,229
  Ocular Sciences, Inc.*................   1,900        29,488
  Orapharma, Inc.*......................   1,900        13,908
  OraSure Technologies, Inc.*...........   2,600        14,170
  OrthoLogic Corp.*.....................   3,000        10,830
  Osteotech, Inc.*......................   1,400         9,016
  Perrigo Co.*..........................   2,900        35,235
  PolyMedica Corp.*.....................   1,000        30,840
  Possis Medical, Inc.*.................   1,200        21,600
  PSS World Medical, Inc.*..............   7,800        53,352
  ResMed, Inc.*.........................   2,600        79,482
  Respironics, Inc.*....................   1,800        54,776
  SangStat Medical Corp.*...............   2,100        23,730
  Sola International, Inc.*.............   2,900        37,700
  Sonic Innovations, Inc.*..............   2,300         8,763
  Theragenics Corp.*....................   1,800         7,254
  Thoratec Corp.*.......................   6,202        47,321
  TriPath Imaging, Inc.*................   3,400         9,112
  Ventana Medical Systems, Inc.*........   1,300        29,965
  Vital Signs, Inc......................     400        11,952
  West Pharmaceutical Services, Inc.....   1,100        26,840
  Zoll Medical Corp.*...................     900        32,103
                                                   -----------
                                                     2,018,386
                                                   -----------

HEALTH CARE -- SERVICES -- 2.7%
  Albany Molecular Research, Inc.*......   3,200        47,331
  Allscripts Heathcare
    Solutions, Inc.*....................   2,700         6,453
  American Healthways, Inc.*............   1,400        24,500
  American Medical Security
    Group, Inc..........................   1,000        13,980
  AmeriPath, Inc.*......................     700        15,050
  AmSurg Corp.*.........................   2,200        44,946
  Beverly Enterprises, Inc.*............   5,100        14,535
  Celera Genomics Group -- Applera
    Corp.*..............................     501         4,785
  Cerner Corp.*.........................     700        21,882
  CHRONIMED, Inc.*......................   1,500         9,163
  Covance, Inc.*........................   3,000        73,770

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- SERVICES  (CONTINUED)
  Coventry Health Care, Inc.*...........   1,200   $    34,836
  DaVita, Inc.*.........................   1,600        39,472
  DIANON Systems, Inc.*.................     984        46,947
  Dynacq International, Inc.*...........   1,300        18,678
  Hooper Holmes, Inc....................   5,900        36,226
  IDX Systems Corp.*....................   1,400        23,842
  IGEN International, Inc.*.............   1,800        77,130
  IMPATH, Inc.*.........................   1,700        33,524
  InterDent, Inc.*......................      50            14
  Kendle International, Inc.*...........   2,300        20,242
  Kindred Healthcare, Inc.*.............   2,100        38,117
  LabOne, Inc...........................     800        14,176
  MedQuist, Inc.*.......................   3,300        66,858
  Mid Atlantic Medical
    Services, Inc.*.....................   1,900        61,560
  MIM Corp.*............................   2,600        15,080
  NDCHealth Corp........................   3,100        61,690
  Option Care, Inc.*....................   1,250         9,950
  Orthodontic Centers of
    America, Inc.*......................   4,100        44,731
  PacifiCare Health Systems, Inc.*......   2,400        67,440
  PAREXEL International Corp.*..........   2,200        24,178
  Pediatrix Medical Group, Inc.*........     800        32,048
  Prime Medical Services, Inc.*.........   1,600        13,872
  Province Healthcare Co.*..............   3,850        37,460
  RehabCare Group, Inc.*................   1,400        26,712
  Select Medical Corp.*.................   2,800        37,772
  SFBC International, Inc.*.............     800        10,384
  Sierra Health Services, Inc.*.........   3,300        39,633
  Specialty Laboratories, Inc.*.........   2,600        25,116
  STERIS Corp.*.........................   1,300        31,525
  Sunrise Assisted Living, Inc.*........   2,000        49,780
  Syncor International Corp.*...........   1,200        33,276
  The TriZetto Group, Inc.*.............   3,100        19,034
  TLC Vision Corp.*.....................   2,945         3,181
  U.S. Physical Therapy, Inc.*..........     600         6,690
  US Oncology, Inc.*....................   6,600        57,222
  VitalWorks, Inc.*.....................   4,300        16,555
                                                   -----------
                                                     1,451,346
                                                   -----------

HOUSEHOLD PRODUCTS -- 0.5%
  American Woodmark Corp................     500        23,750
  Applica, Inc.*........................   2,800        14,000
  Bassett Furniture Industries, Inc.....   1,500        21,480
  Church & Dwight Co., Inc..............   1,600        48,688
  Enesco Group, Inc.*...................   1,500        10,620
  Kimball International, Inc.
    Class B.............................   2,200        31,350
  Libbey, Inc...........................   1,600        41,600
  Oneida Ltd............................   1,500        16,545
  Quaker Fabric Corp.*..................   2,400        16,680
  Restoration Hardware, Inc.*...........   1,900         9,519
  Salton, Inc.*.........................     700         6,734
                                                   -----------
                                                       240,966
                                                   -----------
                                          SHARES     VALUE+

INSTRUMENTS -- SCIENTIFIC -- 0.2%
  Advanced Neuromodulation
    Systems, Inc.*......................   1,000   $    35,100
  Cepheid, Inc.*........................   2,700        13,765
  FEI Co.*..............................   1,400        21,406
  Microvision, Inc.*....................   1,800         9,576
  SurModics, Inc.*......................   1,400        40,152
  X-Rite, Inc...........................   1,300         9,087
                                                   -----------
                                                       129,086
                                                   -----------

INSURANCE -- 2.5%
  Alfa Corp.............................   4,000        48,044
  Allmerica Financial Corp.*............   5,000        50,500
  American Physicians Capital, Inc.*....     700        13,167
  ANFI, Inc.............................     900        13,275
  Argonaut Group, Inc...................   1,700        25,075
  Arthur J. Gallagher & Co..............     800        23,504
  Brown & Brown, Inc....................   1,200        38,784
  Citizens, Inc. Class A................   2,070        15,525
  CNA Surety Corp.......................   4,400        34,540
  Cobalt Corp.*.........................   4,200        57,960
  Crawford & Co. Class A................     800         3,280
  Crawford & Co. Class B................   1,300         6,500
  Delphi Financial Group, Inc.
    Class A.............................   1,100        41,756
  FBL Financial Group, Inc. Class A.....   1,000        19,470
  FPIC Insurance Group, Inc.*...........   1,400         9,660
  Fremont General Corp..................   5,600        25,144
  Harleysville Group, Inc...............   2,900        76,647
  HCC Insurance Holdings, Inc...........   1,000        24,600
  HealthExtras, Inc.*...................   3,100        12,555
  Hilb, Rogal & Hamilton Co.............   1,600        65,440
  Horace Mann Educators Corp............   3,700        56,721
  LandAmerica Financial Group, Inc......   1,700        60,265
  Ohio Casualty Corp.*..................   3,600        46,620
  Philadelphia Consolidated Holding
    Corp.*..............................   1,300        46,020
  PMA Capital Corp. Class A.............   2,500        35,825
  Presidential Life Corp................   3,200        31,776
  ProAssurance Corp.*...................   2,600        54,600
  Reinsurance Group of America, Inc.....     500        13,540
  RLI Corp..............................   2,000        55,800
  RTW, Inc..............................     250           420
  Selective Insurance Group, Inc........   2,000        50,360
  State Auto Financial Corp.............   3,500        54,250
  Stewart Information Services Corp.*...   1,500        32,085
  The Commerce Group, Inc...............   1,300        48,737
  The First American Corp...............   2,000        44,400
  Trenwick Group Ltd....................     900           648
  Triad Guaranty, Inc.*.................   1,400        51,604
  Universal American Financial Corp.*...   3,100        18,039
  Vesta Insurance Group, Inc............   4,700        12,925
  W.R. Berkley Corp.....................     750        29,707
  Zenith National Insurance Corp........     500        11,760
                                                   -----------
                                                     1,361,528
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

INTERNET SERVICES -- 2.1%
  1-800-FLOWERS.COM, Inc. Class A*......   2,200   $    13,750
  Alloy Online, Inc.*...................   4,300        47,085
  Answerthink, Inc.*....................   4,100        10,250
  Ask Jeeves, Inc.*.....................   5,000        12,800
  Autobytel, Inc.*......................   3,400         9,520
  Avenue A, Inc.*.......................   5,000        14,500
  CACI International, Inc. Class A*.....   2,200        78,408
  Digital River, Inc.*..................   3,400        40,630
  Drugstore.com, Inc.*..................   5,000        12,000
  E. piphany, Inc.*.....................   5,000        20,850
  Earthlink, Inc.*......................   9,000        49,050
  Entrust Technologies, Inc.*...........   3,100        10,416
  ePresence, Inc.*......................   3,500         6,790
  F5 Networks, Inc.*....................   1,800        19,332
  FreeMarkets, Inc.*....................   4,600        29,620
  GSI Commerce, Inc.*...................   3,500        12,775
  Harris Interactive, Inc.*.............   4,700        13,865
  iGATE Capital Corp.*..................   5,100        13,362
  Interland, Inc.*......................  10,000        13,000
  Interwoven, Inc.*.....................   7,300        18,980
  ITXC Corp.*...........................   3,600         8,352
  j2 Global Communications, Inc.*.......   1,000        19,040
  LendingTree, Inc.*....................   1,700        21,896
  LookSmart Ltd.*.......................   5,000        12,400
  marchFIRST, Inc.* (a).................   7,700             1
  Multex.com, Inc.*.....................   4,500        18,900
  Neoforma, Inc.*.......................   1,300        15,535
  Net2Phone, Inc.*......................   4,800        19,440
  NetRatings, Inc.*.....................   2,300        16,558
  Opticnet, Inc.* (a)...................     200             0
  Overture Services, Inc.*..............   1,600        43,696
  PC-Tel, Inc.*.........................   1,300         8,814
  Priceline.com, Inc.*..................  18,400        29,440
  Real Networks, Inc.*..................  12,700        48,387
  Register.com, Inc.*...................   4,400        19,800
  Retek, Inc.*..........................   5,200        14,144
  RSA Security, Inc.*...................   2,300        13,777
  S1 Corp.*.............................   6,400        28,544
  SafeNet, Inc.*........................     800        20,280
  SeeBeyond Technology Corp.*...........   9,900        24,057
  Selectica, Inc.*......................   3,600         9,720
  SonicWALL, Inc.*......................   8,700        31,581
  Stamps.com, Inc.*.....................   3,500        16,345
  Stellent, Inc.*.......................   1,600         7,102
  United Online, Inc.*..................   3,200        51,011
  ValueClick, Inc.*.....................  10,000        27,900
  WatchGuard Technologies, Inc.*........   3,900        24,886
  WebEx Communications, Inc.*...........   3,200        48,000
  webMethods, Inc.*.....................   4,500        36,990
  Websense, Inc.*.......................   2,300        49,130
  ZixIt Corp.*..........................   2,200         9,702
                                                   -----------
                                                     1,142,411
                                                   -----------
                                          SHARES     VALUE+

LEISURE -- 1.8%
  Ambassadors Group, Inc................   1,000   $    12,941
  AMC Entertainment, Inc.*..............   3,200        28,320
  Argosy Gaming Co.*....................   1,400        26,502
  Aztar Corp.*..........................     800        11,424
  Bally Total Fitness Holding Corp.*....   2,600        18,434
  Bluegreen Corp.*......................   4,100        14,391
  Boca Resorts, Inc. Class A*...........   4,200        44,940
  Boyd Gaming Corp.*....................   5,000        70,250
  Championship Auto Racing
    Teams, Inc.*........................   1,500         5,550
  Choice Hotels International, Inc.*....   2,600        59,020
  Churchill Downs, Inc..................   1,000        38,180
  Dover Downs Gaming &
    Entertainment, Inc..................     700         6,363
  Gaylord Entertainment Co.*............   2,700        55,620
  Hollywood Casino Corp. Class A*.......   1,500        18,420
  Isle of Capri Casinos, Inc.*..........   1,800        23,832
  K2, Inc.*.............................   1,800        16,920
  Magna Entertainment Corp. Class A*....   2,000        12,400
  MTR Gaming Group, Inc.*...............   2,500        19,900
  Multimedia Games, Inc.*...............   1,450        39,817
  Penn National Gaming, Inc.*...........   1,600        25,376
  Prime Hospitality Corp.*..............   4,500        36,675
  Racing Champions Ertl Corp.*..........   1,600        21,840
  ResortQuest International, Inc.*......   1,900         7,163
  Scientific Games Corp. Class A*.......   4,400        31,944
  Shuffle Master, Inc.*.................   1,650        31,531
  Speedway Motorsports, Inc*............   2,100        54,138
  Station Casinos, Inc.*................   4,600        81,420
  Topps Co., Inc.*......................   4,500        39,150
  Vail Resorts, Inc.*...................   3,100        47,027
  WMS Industries, Inc.*.................   3,200        47,936
                                                   -----------
                                                       947,424
                                                   -----------

MACHINERY -- 2.3%
  A.O. Smith Corp.......................   1,800        48,618
  Alamo Group, Inc......................   1,000        12,250
  Albany International Corp. Class A....   2,500        51,650
  Applied Industrial
    Technologies, Inc...................   1,900        35,910
  Astec Industries, Inc.*...............   2,400        23,832
  Baldor Electric Co....................   3,400        67,150
  BEI Technologies, Inc.................     800         8,952
  CARBO Ceramics, Inc...................   1,400        47,180
  Cascade Corp..........................   1,100        17,545
  Dril-Quip, Inc.*......................   1,400        23,660
  Flowserve Corp.*......................   3,900        57,681
  FSI International, Inc.*..............   3,500        15,750
  Gardner Denver, Inc.*.................   1,400        28,420
  Gehl Co.*.............................     800         6,976
  Gerber Scientific, Inc................   2,900        11,774
  Graco, Inc............................   1,850        53,003
  Gulf Islands Fabrication, Inc.*.......     700        11,375
  IDEX Corp.............................   1,800        58,860
  JLG Industries, Inc...................   5,200        39,156
  Kadant, Inc.*.........................   1,800        27,000
  Kennametal, Inc.......................   1,200        41,376

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
MACHINERY  (CONTINUED)
  Kulicke and Soffa
    Industries, Inc.*...................   3,400   $    19,448
  Lone Star Technologies, Inc.*.........   3,100        46,159
  Lufkin Industries, Inc................     700        16,415
  Milacron, Inc.........................   3,500        20,825
  National-Oilwell, Inc.*...............     541        11,815
  Powell Industries, Inc.*..............   1,200        20,495
  Presstek, Inc.*.......................   2,400        11,064
  Regal-Beloit Corp.....................   2,000        41,400
  Robbins & Myers, Inc..................   1,100        20,240
  Sauer, Inc............................   2,700        21,330
  Semitool, Inc.*.......................   2,800        17,388
  Stewart & Stevenson Services, Inc.....   2,800        39,592
  SureBeam Corp. Class A................   5,000        20,200
  Tecumseh Products Co. Class A.........     600        26,478
  Tennant Co............................     700        22,820
  Terex Corp.*..........................   4,400        49,016
  The Manitowoc Co., Inc................   2,500        63,750
  Thomas Industries, Inc................     500        13,030
  Universal Compression
    Holdings, Inc.*.....................   2,500        47,825
  Woodward Governor Co..................   1,100        47,850
                                                   -----------
                                                     1,265,258
                                                   -----------

MANUFACTURING -- 1.2%
  Applied Films Corp.*..................   1,000        19,990
  AptarGroup, Inc.......................   1,800        56,232
  Briggs & Stratton Corp................   1,700        72,199
  CLARCOR, Inc..........................   1,700        54,859
  Cognex Corp.*.........................   3,100        57,133
  Encore Wire Corp.*....................   1,200        10,860
  Hologic, Inc.*........................   1,900        23,199
  Huffy Corp.*..........................   1,700        10,149
  JAKKS Pacific, Inc.*..................   2,000        26,940
  Nordson Corp..........................   2,700        67,041
  Quanex Corp...........................   1,200        40,200
  Rayovac Corp.*........................   3,500        46,655
  SonoSite, Inc.*.......................   1,000        13,070
  Sybron Dental Specialties, Inc.*......   3,200        47,520
  TTM Technologies, Inc.*...............   4,800        15,883
  Varco International, Inc.*............   1,000        17,400
  Varian, Inc.*.........................   2,000        57,380
  Wabtec Corp...........................   2,000        28,080
                                                   -----------
                                                       664,790
                                                   -----------

METALS & MINING -- 1.1%
  AMCOL International Corp..............   2,000        11,600
  Arch Coal, Inc........................   1,900        41,021
  Brush Engineered Materials, Inc.......   2,200        12,100
  Century Aluminum Co...................   2,100        15,561
  Cleveland-Cliffs, Inc.................   1,100        21,835
  Commercial Metals Co..................   2,800        45,472
  Commonwealth Industries, Inc..........   2,100        14,343
  Generale Cable Corp...................   3,300        12,540
  Hecla Mining Co.*.....................   7,500        37,950
  Intermet Corp.........................   2,300         9,660
                                          SHARES     VALUE+

  Kaydon Corp...........................   3,000   $    63,630
  Massey Energy Co......................   6,000        58,320
  MSC Industrial Direct Co., Inc.
    Class A*............................   2,000        35,500
  Mueller Industries, Inc.*.............   2,100        57,225
  Royal Gold, Inc.......................   1,600        39,874
  RTI International Metals, Inc.*.......   2,100        21,210
  Stillwater Mining Co.*................   4,300        23,005
  USEC, Inc.............................   8,200        49,364
                                                   -----------
                                                       570,210
                                                   -----------

MULTIMEDIA -- 0.4%
  LodgeNet Entertainment Corp.*.........   1,500        16,020
  Macrovision Corp.*....................   3,600        57,744
  Martha Stewart Living Omnimedia, Inc.
    Class A*............................   1,900        18,753
  Media General, Inc. Class A...........     400        23,980
  The Liberty Corp......................   1,400        54,320
  XM Satellite Radio Holdings, Inc.
    Class A*............................  10,900        29,321
  Young Broadcasting, Inc. Class A*.....   1,600        21,072
                                                   -----------
                                                       221,210
                                                   -----------

OFFICE EQUIPMENT -- 0.0%
  IKON Office Solutions, Inc............   2,900        20,735
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.3%
  Ennis Business Forms, Inc.............   1,600        18,592
  Interface, Inc........................   6,000        18,420
  New England Business Service, Inc.....   1,100        26,840
  Standard Register Co..................   1,900        34,200
  Wallace Computer Services, Inc........   3,300        70,983
                                                   -----------
                                                       169,035
                                                   -----------

OIL & GAS -- 4.7%
  3TEC Energy Corp.*....................   1,700        24,123
  AGL Resources, Inc....................   1,100        26,730
  Aquila, Inc...........................  12,800        22,656
  Atmos Energy Corp.....................   3,300        76,956
  Atwood Oceanics, Inc.*................   1,400        42,140
  Berry Petroleum Co. Class A...........   1,900        32,395
  Cabot Oil & Gas Corp. Class A.........   2,600        64,428
  Cal Dive International, Inc.*.........     600        14,100
  Carrizo Oil & Gas, Inc.*..............   2,000        10,560
  Chesapeake Energy Corp.*..............   2,000        15,480
  Cimarex Energy Company*...............   1,200        21,480
  Clayton Williams Energy, Inc.*........     900        10,926
  Comstock Resources, Inc.*.............   2,600        24,154
  Denbury Resources, Inc.*..............   5,900        66,670
  Enbridge Energy Partners LP...........   1,300        54,795
  Encore Aquisition Co.*................   3,000        55,260
  Energy Partners Ltd.*.................   2,200        23,540
  Evergreen Resources, Inc.*............   1,100        49,335
  Forest Oil Corp.*.....................   1,450        40,093
  Frontier Oil Corp.....................   2,600        44,772
  Grey Wolf, Inc.*......................  13,500        53,865
  Hanover Compressor Co.*...............   7,200        66,096
  Harvest Natural Resources, Inc.*......   3,100        19,995
  Holly Corp............................   1,600        34,960

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Horizon Offshore, Inc.*...............   1,900   $     9,462
  Houston Exploration Co.*..............   1,800        55,080
  Hydril Co.*...........................   1,200        28,284
  Kaneb Services LLC....................     633        11,616
  Key Energy Services, Inc.*............   6,100        54,717
  Magnum Hunter Resources, Inc.*........   7,500        44,625
  New Jersey Resources Corp.............   1,850        58,441
  Newpark Resources, Inc.*..............   5,600        24,360
  Nuevo Energy Co.*.....................   2,500        27,750
  Oceaneering International, Inc.*......   2,500        61,850
  Oil States International, Inc.*.......   3,900        50,310
  ONEOK, Inc............................   3,000        57,600
  Parallel Petroleum Corp.*.............   2,800         7,658
  Parker Drilling Co.*..................   3,700         8,214
  Patina Oil & Gas Corp.................   2,125        67,256
  Patterson-UTI Energy, Inc.*...........     800        24,136
  Penn Virginia Corp....................     800        29,080
  Petroleum Development Corp.*..........   1,800         9,540
  Piedmont Natural Gas Co., Inc.........   1,300        45,955
  Plains Exploration & Production
    Co.*................................   1,900        18,525
  Plains Resources, Inc.*...............   1,900        22,515
  Pogo Producing Co.....................   1,100        40,975
  Pride International, Inc.*............   1,500        22,350
  Prima Energy Corp.*...................   1,050        23,478
  Range Resources Corp.*................   4,800        25,920
  Remington Oil & Gas Corp.*............   1,800        29,538
  SEACOR SMIT, Inc.*....................   1,400        62,300
  SEMCO Energy, Inc.....................     900         5,490
  Southern Union Co.....................   4,355        71,857
  Southwestern Energy Co.*..............   2,600        29,770
  Spinnaker Exploration Co.*............   3,000        66,150
  St. Mary Land & Exploration Co........   2,500        62,500
  Stone Energy Corp.*...................   1,537        51,274
  Superior Energy Services, Inc.*.......   7,400        60,680
  Tesoro Petroleum Corp.*...............   5,200        23,504
  Tom Brown, Inc.*......................   2,300        57,730
  TransMontaigne, Inc.*.................   2,200        10,208
  Trico Marine Services, Inc.*..........   3,100        10,323
  UGI Corp..............................   1,600        59,824
  Unit Corp.*...........................   2,900        53,795
  Vintage Petroleum, Inc................   5,000        52,750
  W-H Energy Services, Inc.*............   3,000        43,770
  Western Gas Resources, Inc............   1,300        47,905
  Westport Resources Corp.*.............     536        11,149
                                                   -----------
                                                     2,535,723
                                                   -----------

PAPER & RELATED PRODUCTS -- 0.3%
  American Greetings Corp. Class A......   3,600        56,880
  Louisiana-Pacific Corp................   8,400        67,704
  Potlatch Corp.........................   2,000        47,760
                                                   -----------
                                                       172,344
                                                   -----------

PERSONAL CARE -- 0.2%
  Chattem, Inc.*........................   1,600        32,880
                                          SHARES     VALUE+

  Elizabeth Arden, Inc.*................   1,500   $    22,200
  Nature's Sunshine Products, Inc.......   1,700        16,507
  Nu Skin Enterprises, Inc. Class A.....   2,000        23,940
                                                   -----------
                                                        95,527
                                                   -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................   2,700        14,661
  Lexar Media, Inc.*....................   6,000        37,620
                                                   -----------
                                                        52,281
                                                   -----------

PUBLISHING -- 0.4%
  Cadmus Communications Corp............   1,000        11,110
  Hollinger International, Inc.
    Class A.............................   3,600        36,576
  Information Holdings, Inc.*...........   2,400        37,248
  Journal Register Co.*.................   1,800        32,004
  Playboy Enterprises, Inc. Class B*....   1,100        11,143
  ProQuest Co.*.........................   2,500        49,000
  Pulitzer, Inc.........................     700        31,465
                                                   -----------
                                                       208,546
                                                   -----------

REAL ESTATE -- 0.6%
  Avatar Holdings, Inc.*................     500        11,500
  Corrections Corp. of America*.........   2,800        48,020
  Getty Realty Corp.....................   2,400        45,480
  Insignia Financial Group, Inc.*.......   2,300        16,675
  Jones Lang LaSalle, Inc.*.............   3,400        52,292
  LNR Property Corp.....................   2,000        70,800
  Trammell Crow Co.*....................   4,300        38,700
  W.P. Carey & Co. LLC..................   2,400        59,400
                                                   -----------
                                                       342,867
                                                   -----------

RESTAURANTS -- 1.6%
  AFC Enterprises, Inc.*................   2,800        58,828
  Applebee's International, Inc.........   1,650        38,265
  Bob Evans Farms, Inc..................   2,100        49,035
  Buca, Inc.*...........................   1,500        12,480
  California Pizza Kitchen, Inc.*.......   1,900        47,880
  CBRL Group, Inc.......................   1,200        36,156
  CEC Entertainment, Inc.*..............   2,500        76,750
  Champps Entertainment, Inc.*..........   1,100        10,461
  Checkers Drive-In
    Restaurants, Inc.*..................   1,000         6,260
  Chicago Pizza & Brewery, Inc.*........   2,300        15,870
  CKE Restaurants, Inc..................   7,400        31,820
  Dave & Buster's, Inc.*................   1,400        12,110
  IHOP Corp.*...........................   1,700        40,800
  Landry's Seafood Restaurants, Inc.....   2,500        53,100
  Lone Star Steakhouse &
    Saloon, Inc.........................   2,200        42,548
  Luby's, Inc...........................   2,200         6,402
  O'Charley's, Inc.*....................   1,900        39,007
  P.F. Chang's China Bistro, Inc.*......   1,900        68,970
  Papa John's International, Inc.*......   1,600        44,608
  RARE Hospitality
    International, Inc.*................   1,800        49,716
  Ruby Tuesday, Inc.....................   1,200        20,748
  Ryan's Family Steak Houses, Inc.*.....   1,800        20,430
  Sonic Corp.*..........................   3,200        65,568
  The Steak n Shake Co.*................   2,900        29,000
                                                   -----------
                                                       876,812
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

RETAIL -- FOOD -- 0.4%
  Ingles Markets, Inc...................   1,100   $    12,946
  Pathmark Stores, Inc.*................   2,400        12,168
  Ruddick Corp..........................   4,200        57,498
  Smart & Final, Inc.*..................   1,500         7,800
  The Great Atlantic & Pacific Tea
    Co., Inc.*..........................   3,100        24,986
  The J.M. Smucker Co...................   1,890        75,241
  Wild Oats Markets, Inc.*..............   2,500        25,800
                                                   -----------
                                                       216,439
                                                   -----------

RETAIL -- GENERAL -- 0.6%
  7-Eleven, Inc.*.......................   8,400        63,000
  Bebe stores, Inc.*....................   2,800        37,520
  Casey's General Stores, Inc...........   4,000        48,840
  Duane Reade, Inc.*....................   2,400        40,800
  Electronics Boutique Holdings
    Corp.*..............................   2,300        36,363
  Fred's, Inc...........................   1,125        28,912
  Longs Drug Stores Corp................   2,700        55,998
  PriceSmart, Inc.*.....................     300         6,969
  ShopKo Stores, Inc.*..................   2,400        29,880
                                                   -----------
                                                       348,282
                                                   -----------

RETAIL -- SPECIALTY -- 4.6%
  A.C. Moore Arts & Crafts, Inc.*.......   3,000        38,130
  Action Performance Cos., Inc.*........   2,000        38,000
  AnnTaylor Stores Corp.*...............   2,850        58,197
  Blair Corp............................     500        11,660
  Blue Rhino Corp.*.....................   1,300        22,607
  Brookstone, Inc.*.....................     800        11,568
  Burlington Coat Factory Warehouse
    Corp................................   3,100        55,645
  Callaway Golf Co......................   3,800        50,350
  Casual Male Retail Group, Inc.*.......   4,100        15,867
  Charlotte Russe Holding, Inc.*........   1,500        15,915
  Chico's FAS, Inc.*....................   4,500        85,095
  Children's Place Retail
    Stores, Inc.*.......................   2,100        22,344
  Christopher & Banks Corp.*............   2,325        48,244
  Claire's Stores, Inc..................   3,300        72,831
  Coldwater Creek, Inc..................   1,100        21,120
  Copart, Inc.*.........................   1,650        19,536
  Cost Plus, Inc.*......................   2,000        57,340
  Deb Shops, Inc........................   1,200        26,652
  Footstar, Inc.*.......................   1,400         9,744
  Friedman's, Inc. Class A..............   1,600        13,888
  Gart Sports Co.*......................   1,300        25,155
  Genesco, Inc.*........................   2,000        37,260
  Goody's Family Clothing, Inc.*........   3,300        14,652
  Group 1 Automotive, Inc.*.............     600        14,328
  GTSI Corp.*...........................   2,500        33,625
  Guitar Center, Inc.*..................   4,400        72,864
  Hancock Fabrics, Inc..................   1,700        25,925
  Hibbett Sporting Goods, Inc.*.........   1,200        28,704
  Hollywood Entertainment Corp.*........   4,000        60,400
  Hot Topic, Inc.*......................   2,850        65,208
  J. Jill Group, Inc.*..................   1,050        14,679
  Jos. A. Bank Clothiers, Inc.*.........     600        12,792
                                          SHARES     VALUE+

  K-Swiss, Inc. Class A.................   1,000   $    21,710
  Kenneth Cole Productions, Inc.
    Class A*............................   1,100        22,330
  MarineMax, Inc.*......................   1,100        12,991
  Movado Group, Inc.....................   1,000        18,810
  NBTY, Inc.*...........................   2,100        36,918
  OfficeMax, Inc.*......................   9,100        45,500
  Pacific Sunwear of
    California, Inc.*...................   3,450        61,031
  Party City Corp.*.....................     900        10,800
  Payless ShoeSource, Inc.*.............     700        36,029
  PC Connection, Inc.*..................   2,000        10,140
  Pep Boys -- Manny, Moe & Jack.........   5,400        62,640
  Pier 1 Imports, Inc...................   1,900        35,967
  Regis Corp............................   2,600        67,574
  Rex Stores Corp.*.....................   1,575        16,081
  Select Comfort Corp.*.................   2,700        25,380
  Sharper Image Corp.*..................   2,400        41,832
  Shoe Carnival, Inc.*..................   1,200        16,813
  Sonic Automotive, Inc. Class A*.......   3,000        44,610
  Sotheby's Holdings, Inc. Class A*.....   4,500        40,500
  Stein Mart, Inc.*.....................   4,100        25,010
  Summit America Television Inc.*.......   4,200        11,214
  Systemax, Inc.*.......................   4,400         6,820
  TBC Corp.*............................   2,800        33,628
  The Bombay Co., Inc.*.................   3,600        18,000
  The Boyds Collection, Ltd.*...........   4,700        31,255
  The Buckle, Inc.*.....................   1,700        30,600
  The Cato Corp. Class A................   1,600        34,544
  The Dress Barn, Inc.*.................   3,200        42,560
  The Gymboree Corp.*...................   1,900        30,134
  The Men's Wearhouse, Inc.*............   3,700        63,455
  The Nautilus Group, Inc.*.............   3,100        41,416
  The Sports Authority, Inc.*...........   3,300        23,100
  Too, Inc.*............................   2,700        63,504
  Tractor Supply Co.*...................   1,800        67,680
  Transport World Entertainment
    Corp.*..............................   2,500         9,075
  Tuesday Morning Corp.*................   2,800        47,880
  Urban Outfitters, Inc.*...............   1,500        35,355
  West Marine, Inc.*....................   2,400        32,856
  Wet Seal, Inc.*.......................   2,475        26,633
  Whitehall Jewellers, Inc.*............   1,700        16,150
  Wilsons The Leather Experts, Inc.*....   1,900         9,500
  Zale Corp.*...........................   1,400        44,660
                                                   -----------
                                                     2,473,010
                                                   -----------

STEEL -- 0.9%
  Allegheny Technologies, Inc...........   8,100        50,463
  Carpenter Technology Corp.............   1,600        19,920
  Material Sciences Corp.*..............     900        11,646
  Maverick Tube Corp.*..................   3,400        44,302
  NS Group, Inc.*.......................   1,300         8,476
  Oregon Steel Mills, Inc...............   2,100         8,442
  Reliance Steel & Aluminum Co..........   2,500        52,100
  Roanoke Electric Steel Corp...........     600         5,700
  Ryerson Tull, Inc.....................   2,200        13,420
  Steel Dynamics, Inc.*.................   4,800        57,744
  Steel Technologies, Inc...............   1,900        32,224

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
STEEL  (CONTINUED)
  The Timken Co.........................   2,400   $    45,840
  Valmont Industries, Inc...............   2,200        42,680
  Worthington Industries, Inc...........   4,300        65,532
                                                   -----------
                                                       458,489
                                                   -----------

TELECOMMUNICATIONS -- 1.9%
  Adtran, Inc.*.........................   2,400        78,960
  American Tower Corp. Class A*.........   5,000        17,650
  Anaren Microwave, Inc.*...............   2,900        25,520
  APAC Telecommunications Corp.*........   2,500         5,850
  Boston Communications Group, Inc.*....   2,100        26,691
  C-Cor.net Corp.*......................   2,500         8,300
  Centennial Communications Corp.
    Class A*............................   9,500        24,795
  CIENA Corp.*..........................   3,552        18,257
  CommScope, Inc.*......................   6,200        48,980
  Comtech Telecommunications Corp.*.....   1,100        11,935
  Crown Castle International Corp.*.....  17,500        65,625
  CT Communications, Inc................   1,900        21,470
  eGlobe, Inc.* (a).....................     574             0
  EMS Technologies, Inc.*...............   1,300        20,294
  General Communication, Inc.
    Class A*............................   1,800        12,078
  Harmonic, Inc.*.......................   5,000        11,500
  Hickory Tech Corp.....................     700         6,671
  IDT Corp..............................   2,500        43,225
  IDT Corp. Class B*....................   1,600        24,816
  Inet Technologies, Inc.*..............   3,700        22,570
  Infonet Services Corp. Class B........   5,000         9,900
  Infospace, Inc.*......................   3,400        28,727
  InterDigital Communications Corp.*....   3,900        56,784
  Intrado, Inc.*........................     900         8,820
  Lightbridge, Inc.*....................   3,100        19,065
  Metro One
    Telecommunications, Inc.*...........   1,500         9,675
  Netro Corp.*..........................   5,300        14,469
  Nextel Partners, Inc. Class A*........  10,000        60,700
  Plantronics, Inc.*....................   4,100        62,033
  Powerwave Technologies, Inc.*.........   5,900        31,860
  PTEK Holdings, Inc.*..................   5,000        22,000
  RCN Corp.*............................   5,000         2,650
  Spherix, Inc.*........................   1,400        10,500
  Sycamore Networks, Inc.*..............  21,400        61,846
  SymmetriCom, Inc.*....................   2,485        10,486
  Talk America Holdings Inc.*...........   1,666         9,330
  Tollgrade Communications, Inc.*.......   1,200        14,076
  Triton PCS Holdings, Inc. Class A*....   5,000        19,650
  Turnstone Systems, Inc.*..............   8,600        23,220
  Western Wireless Corp. Class A*.......   7,000        37,100
  Wireless Facilities, Inc.*............   5,300        31,853
                                                   -----------
                                                     1,039,931
                                                   -----------

TEXTILE & APPAREL -- 1.3%
  Ashworth, Inc.*.......................   2,000        12,800
  Brown Shoe Co., Inc...................   1,800        42,894
  Charming Shoppes, Inc.................   8,900        37,202
                                          SHARES     VALUE+

  Cherokee, Inc.........................     700   $    10,220
  Columbia Sportswear Co.*..............     750        33,315
  Culp, Inc.............................   1,500        12,750
  DHB Industries, Inc.*.................   4,000         6,640
  G & K Services, Inc. Class A..........   1,500        53,101
  Guess?, Inc.*.........................   3,900        16,341
  Haggar Corp...........................     800        10,072
  Kellwood Co...........................   2,000        52,000
  Nautica Enterprises, Inc.*............   3,000        33,330
  Oshkosh B' Gosh, Inc. Class A.........   1,400        39,270
  Phillips-Van Heusen Corp..............   2,700        31,212
  Quiksilver, Inc.*.....................   1,900        50,654
  Reebok International Ltd.*............   1,100        32,340
  Russell Corp..........................   3,500        58,590
  Steven Madden Ltd.*...................   1,400        25,298
  Stride Rite Corp......................   3,300        23,661
  The Dixie Group, Inc.*................     100           382
  The Finish Line, Inc. Class A*........   1,900        20,045
  Unifi, Inc.*..........................   4,300        22,575
  Vans, Inc.*...........................   1,800        10,224
  Wolverine World Wide, Inc.............   3,300        49,863
                                                   -----------
                                                       684,779
                                                   -----------

TOBACCO -- 0.1%
  DIMON, Inc............................   4,000        24,000
  Standard Commercial Corp..............   1,500        27,150
                                                   -----------
                                                        51,150
                                                   -----------

TOOLS-HAND HELD -- 0.1%
  Toro Co...............................     800        51,120
                                                   -----------

TRANSPORTATION -- 2.1%
  Airborne, Inc.........................   4,300        63,769
  Arkansas Best Corp.*..................   2,200        57,158
  Celadon Group, Inc.*..................   1,200        14,123
  Covenant Transport, Inc. Class A*.....   1,300        24,648
  EGL, Inc.*............................   4,900        69,825
  Forward Air Corp.*....................   2,200        42,702
  Heartland Express, Inc................   3,462        79,318
  Interpool, Inc........................   2,700        43,362
  J.B. Hunt Transport
    Services, Inc.*.....................   3,500       102,550
  Kansas City Southern
    Industries, Inc.....................   3,500        42,000
  Kirby Corp.*..........................   2,500        68,475
  Knight Transportation, Inc.*..........   3,300        69,300
  Landstar Systems, Inc.*...............   1,300        75,868
  Maritrans, Inc........................   1,100        14,850
  Offshore Logistics, Inc.*.............   1,800        39,456
  Overseas Shipholding Group, Inc.......     700        12,530
  P.A.M. Transportation
    Services, Inc.*.....................   1,100        27,731
  RailAmerica, Inc.*....................   3,900        27,963
  Roadway Express, Inc..................   1,900        69,939
  Ryder System, Inc.....................     600        13,464
  SCS Transportation, Inc.*.............   1,200        11,892
  Swift Transportation Co., Inc.*.......     680        13,612
  USA Truck, Inc.*......................   1,000         7,051
  USFreightways Corp....................   2,100        60,375

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
TRANSPORTATION  (CONTINUED)
  Werner Enterprises, Inc...............   1,900   $    40,907
  Yellow Corp.*.........................   2,400        60,459
                                                   -----------
                                                     1,153,327
                                                   -----------
UTILITIES -- 2.6%
  Allegheny Energy, Inc.................   5,000        37,800
  Avista Corp...........................   4,800        55,488
  Black Hills Corp......................   2,100        55,692
  California Water Service Group........   1,400        33,110
  Cascade Natural Gas Corp..............   1,200        24,000
  Central Vermont Public Service
    Corp................................   1,500        27,420
  CH Energy Group, Inc..................   1,300        60,619
  Chesapeake Utilities Corp.............     600        10,980
  Cleco Corp............................   4,600        64,400
  CMS Energy Corp.......................   2,700        25,488
  Documentum, Inc.*.....................   3,600        56,376
  DQE, Inc..............................   4,500        68,580
  El Paso Electric Co.*.................   2,200        24,200
  Empire District Electric Co...........   1,700        30,940
  Energen Corp..........................     600        17,460
  FuelCell Energy, Inc.*................   4,300        28,174
  Green Mountain Power Corp.............     800        16,776
  IDACORP, Inc..........................   2,300        57,109
  Ionics, Inc.*.........................   1,800        41,040
  MGE Energy, Inc.......................   1,700        45,511
  Middlesex Water Co....................     750        15,727
  Northwest Natural Gas Co..............   2,300        62,238
  NorthWestern Corp.....................   4,100        20,828
  NUI Corp..............................   1,600        27,616
  Otter Tail Power Co...................   2,400        64,560
  Peoples Energy Corp...................     700        27,055
  PNM Resources, Inc....................   2,700        64,314
  Reliant Resources, Inc.*..............   5,000        16,000
  Southwest Gas Corp....................   2,300        53,935
  Southwest Water Co....................   1,378        18,253
  The Laclede Group, Inc................   1,700        41,140
  UIL Holdings Corp.....................   1,400        48,818
  Unisource Energy Corp.................   3,200        55,328
  Unitil Corp...........................     500        12,400
  WGL Holdings, Inc.....................   1,000        23,920
  WPS Resources Corp....................   1,200        46,584
                                                   -----------
                                                     1,379,879
                                                   -----------
                                          SHARES     VALUE+

WASTE MANAGEMENT -- 0.3%
  Casella Waste Systems, Inc.
    Class A*............................   2,000   $    17,780
  Clean Harbors, Inc.*..................   1,200        18,624
  IMCO Recycling, Inc...................   1,700        13,821
  Waste Connections, Inc.*..............   2,200        84,942
                                                   -----------
                                                       135,167
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $55,236,806).......            53,294,722
                                                   -----------

WARRANTS -- 0.0%

OIL & GAS -- 0.0%
  Magnum Hunter Resources, Inc. expires
    03/21/05*...........................     580           168
                                                   -----------
  TOTAL WARRANTS
    (Identified Cost $586)..............                   168
                                                   -----------

SHORT-TERM INVESTMENTS -- 1.2%

OTHER -- 1.2%
  SSgA Government Money Market Fund.....  363,984      363,984
  SSgA Money Market Fund................  273,992      273,992
                                                   -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $637,976)..........               637,976
                                                   -----------



TOTAL INVESTMENTS -- 99.8%
  (IDENTIFIED COST $55,875,368)#..................   53,932,866
  Cash and Other Assets, Less Liabilities --
    0.2%..........................................      120,363
                                                    -----------
NET ASSETS -- 100%................................  $54,053,229
                                                    ===========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2002, the aggregate cost of investment securities for income tax purposes was $55,875,368. Net unrealized depreciation aggregated $1,942,502 of which $7,723,795 related to appreciated investment securities and $9,666,297 related to depreciated investment securities.
(a)  Bankrupt security/delisted.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited)

                                           SHARES       VALUE+

COMMON STOCKS -- 96.8%
AUSTRALIA -- 4.5%
  Amcor Ltd.............................    47,782   $    228,290
  AMP Ltd...............................    88,960        559,696
  APN News & Media Ltd..................    30,198         51,831
  AXA Asia Pacific Holdings, Ltd........   199,100        268,904
  Bank of Western Australia Ltd.
    (BankWest)..........................    19,304         40,520
  BHP Steel Ltd.*.......................    57,000        103,608
  Boral Ltd.............................    85,518        209,345
  Brambles Industries Ltd...............    22,239         58,821
  Commonwealth Bank of Australia........    22,913        348,146
  CSR Ltd...............................   104,850        372,907
  Goodman Fielder Ltd...................   142,575        142,817
  Insurance Australia Group Ltd.........    92,300        142,321
  Lion Nathan Ltd.......................    60,400        192,724
  M.I.M. Holdings Ltd...................   106,002         90,075
  Mayne Nickless Ltd....................    53,457         98,070
  Mirvac Group..........................    71,070        165,578
  National Australia Bank Ltd...........     9,905        176,976
  Orica Ltd.............................    32,473        191,879
  Origin Energy Ltd.....................    73,260        152,952
  PaperlinX Ltd.*.......................    21,200         60,725
  Publishing & Broadcasting Ltd.........    74,095        360,679
  Qantas Airways Ltd....................   127,798        275,447
  QBE Insurance Group Ltd...............    43,847        201,100
  Rio Tinto Ltd.........................     6,267        119,733
  Santos Ltd............................    65,695        222,559
  Seven Network Ltd.....................     9,886         25,313
  St. George Bank Ltd...................    10,370        104,985
  Wesfarmers Ltd........................     2,761         41,330
  WMC Ltd...............................    85,655        236,192
  WMC Resources Ltd.....................    85,655        203,414
                                                     ------------
                                                        5,446,937
                                                     ------------

AUSTRIA -- 0.1%
  Telekom Austria AG*...................     9,800         99,175
  Voest-Alpine Stahl AG.................     2,342         56,858
                                                     ------------
                                                          156,033
                                                     ------------

BELGIUM -- 1.3%
  Agfa Gevaert NV.......................     4,900        109,196
  Algemene Maatschappij voor
    Nijverheidskredit NV (Almanij)......     9,700        330,704
  Bekaert NV............................     3,700        167,430
  Fortis................................    17,400        306,556
  Solvay SA.............................     4,700        323,828
  Tessenderlo Chemie NV.................     2,800         83,980
  Union Miniere SA......................     4,200        181,158
                                                     ------------
                                                        1,502,852
                                                     ------------

DENMARK -- 0.8%
  Carlsberg A/S.........................     2,460        108,170
  Danisco A/S...........................     2,500         84,873
  Danske Bank...........................    30,003        495,522
                                           SHARES       VALUE+

  Jyske Bank A/S*.......................     2,720   $     73,719
  TDC A/S...............................     8,220        199,578
                                                     ------------
                                                          961,862
                                                     ------------

FINLAND -- 2.0%
  Fortum Corp...........................   114,157        748,227
  Huhtamaki Van Leer Oyj, Series 1......    11,200        112,169
  Kemira Oyj............................    13,400         92,044
  Kesko Oyj.............................    19,100        242,365
  Metra Oyj, Class B....................     4,200         52,943
  Metsa-Serla Oyj, Series B.............    32,800        275,179
  Metso Oyj.............................    16,254        175,569
  Outokumpu Oyj.........................    29,400        255,904
  Pohjola Group Plc.....................     3,600         56,139
  Stora Enso Oyj........................    20,400        215,004
  UPM-Kymmene Oyj.......................     7,200        231,050
                                                     ------------
                                                        2,456,593
                                                     ------------

FRANCE -- 8.9%
  Accor SA..............................     9,300        281,469
  Axa...................................    81,500      1,093,149
  Beghin-Say*...........................       900         35,318
  BNP Paribas SA........................    42,000      1,710,282
  Ciments Francais......................     1,180         63,358
  Compagnie de Saint-Gobain.............    16,400        480,875
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700        196,423
  Credit Industriel et Commercial.......       500         62,922
  Credit Lyonnais SA....................    16,100        899,920
  Eiffage SA............................       222         16,588
  Faurecia..............................     1,100         45,220
  Financiere Marc de Lacharriere SA.....     1,027         27,281
  Gecina................................       800         84,735
  Havas SA..............................     9,700         37,638
  Imerys................................       600         75,758
  Lafarge SA............................     6,215        467,968
  Lagardere S.C.A.......................     6,500        263,869
  Orange SA*............................   226,200      1,563,252
  Pechiney SA...........................     2,700         94,685
  Provimi...............................       900         12,506
  PSA Peugoet Citroen...................    11,400        464,578
  Rallye SA*............................     1,100         42,578
  Remy Cointreau SA.....................     1,228         38,248
  Renault SA............................    13,300        624,578
  Rexel SA..............................     1,900         64,120
  Rue Imperiale de Lyon.................       200         31,671
  Schneider Electric SA.................    11,290        533,857
  SEB SA................................       500         44,360
  Societe BIC SA........................     1,000         34,450
  Societe Fonciere Lyonaise.............       800         24,665
  Societe Generale......................    20,200      1,175,697
  Technip-Coflexip SA...................       900         64,369
  Valeo SA..............................     3,400        106,611
                                                     ------------
                                                       10,762,998
                                                     ------------

GERMANY -- 5.8%
  Aareal Bank AG*.......................     1,400         17,912

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
GERMANY  (CONTINUED)
  BASF AG...............................    15,750   $    595,934
  Continental AG........................     2,000         31,251
  DaimlerChrysler AG....................    44,000      1,354,291
  Degussa AG*...........................     8,200        210,598
  Deutsche Bank AG......................    26,700      1,229,212
  Deutsche Lufthansa AG.................    16,000        147,321
  Deutsche Telekom AG...................    50,300        646,182
  Fraport AG............................     3,000         53,484
  Hannover Rueckversicherungs-AG........     2,700         68,805
  Heidelberg Zement.....................     2,100         78,181
  Heidelberger Druckmaschinen AG........     3,600         83,057
  KarstadtQuelle AG.....................     2,700         46,720
  Linde AG..............................     6,000        220,227
  Merck KGaA............................     3,200         85,238
  MG Technologies AG....................     7,300         45,167
  Preussag AG*..........................     7,650        129,644
  Siemens AG............................     4,400        186,878
  T-Online International AG*............     9,700         54,117
  Thyssen Krupp AG......................    20,500        228,957
  Veba AG...............................    24,300        979,837
  Vereins-und Westbank AG...............       750         17,304
  Volkswagen AG.........................    13,600        495,473
                                                     ------------
                                                        7,005,790
                                                     ------------
GREECE -- 0.3%
  Agricultural Bank of Greece...........     8,900         56,934
  Alpha Bank A.E........................     5,700         68,862
  Commercial Bank of Greece*............     2,700         40,943
  EFG Eurobank Ergasias.................    11,400        133,898
  Hellenic Petroleum SA.................    18,800        108,830
                                                     ------------
                                                          409,467
                                                     ------------

HONG KONG -- 1.6%
  Amoy Properties Ltd...................   125,000        121,016
  Cheung Kong Infrastructure Holdings
    Ltd.................................    87,000        148,931
  Citic Pacific Ltd.....................    32,000         58,883
  Great Eagle Holdings Ltd..............    21,597         13,016
  Hang Lung Development Co., Ltd........    55,000         44,784
  Henderson Land Development Co.,
    Ltd.................................    86,000        258,599
  Hysan Development Co., Ltd............    43,933         32,393
  Kerry Properties Ltd..................    42,007         29,626
  New World Development Co., Ltd........   151,268         75,163
  Shanghai Industrial Holdings Ltd......    46,000         63,114
  Shangri-La Asia Ltd...................   168,620        111,353
  Sino Land Co., Ltd....................   318,000        101,942
  Swire Pacific Ltd.....................    74,000        283,245
  Tsim Sha Tsui Properties Ltd..........    58,253         53,035
  Wharf (Holdings) Ltd..................   203,000        383,950
  Wheelock and Co., Ltd.................   142,000         96,505
                                                     ------------
                                                        1,875,555
                                                     ------------

IRELAND -- 0.7%
  Allied Irish Banks Plc................    11,847        162,505
  Bank of Ireland.......................     9,034         92,750
                                           SHARES       VALUE+

  CRH Plc...............................    31,427   $    388,898
  Elan Corp. Plc*.......................    21,006         45,160
  Irish Life & Permanent Plc............    18,301        197,680
                                                     ------------
                                                          886,993
                                                     ------------

ITALY -- 3.7%
  Banca Nazionale del Lavoro SpA........   211,000        233,446
  Banca Popolare di Lodi................    15,000        140,316
  Banca Popolare di Milano..............    38,760        141,047
  Banca Toscana.........................    32,500        146,556
  Banco Popolare di Verona e Novara
    Scrl................................    18,000        200,658
  Beni Stabili SpA......................   166,000         74,508
  Buzzi Unicem SpA......................    13,000         92,432
  C.I.R.-Compagnie Industriali Riunite
    SpA.................................    55,000         54,795
  Compagnia Assicuratrice Unipol SpA....    31,000        130,039
  IntesaBci SpA*........................   644,000      1,357,479
  Italcementi SpA.......................    19,180        193,095
  Italmobiliare SpA.....................     2,250         74,327
  Milano Assicurazioni..................    33,000         67,830
  Olivetti SpA..........................  1,052,500     1,072,851
  Parmalat Finanziaria SpA*.............    66,600        158,544
  Riunione Adriatica di Sicurta SpA.....     5,600         68,123
  SAI SpA...............................     3,500         42,210
  Societa' Cattolica di Assicurazioni
    SpA.................................     3,000         76,450
  Tiscali SpA*..........................    35,000        157,095
                                                     ------------
                                                        4,481,801
                                                     ------------

JAPAN -- 20.2%
  Aisin Seiki Co., Ltd..................    14,000        192,388
  Amada Co., Ltd........................    28,000         76,389
  Aomori Bank Ltd.......................     6,000         21,219
  Aoyama Trading Co., Ltd...............     4,500         63,279
  Asahi Breweries Ltd...................    17,000        111,367
  Asahi Kasei Corp......................    79,000        195,571
  Asahi National Broadcasting Co.,
    Ltd.................................        35         44,207
  ASATSU-DK, Inc........................     1,200         21,270
  Ashikaga Bank Ltd.*...................     8,000          9,229
  Autobacs Seven Co., Ltd...............     1,200         24,503
  Awa Bank Ltd..........................    20,000         86,393
  Bank of Kyoto Ltd.....................    27,000         98,442
  Bank of Nagoya Ltd....................     6,000         28,697
  Benesse Corp..........................     7,100         79,513
  Canon Sales Co., Inc..................     8,000         51,263
  Casio Computer Co., Ltd...............    16,000         89,054
  Chiba Bank Ltd........................    71,000        225,985
  Chudenko Corp.........................     1,000         12,420
  Chugoku Bank Ltd......................    20,000        120,243
  Citizen Watch Co......................    18,000         80,179
  Coca-Cola West Japan Co., Ltd.........     3,000         44,838
  Cosmo Oil Co., Ltd....................    21,000         31,652
  Dai Nippon Printing Co., Ltd..........    44,000        486,460
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................    63,000        121,480
  Daicel Chemical Industries Ltd........    30,000         84,624
  Daido Steel Co., Ltd..................    35,000         41,554
  Daihatsu Motor Co., Ltd...............    33,000        109,759

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Dainippon Ink and Chemicals, Inc......    46,000   $     73,594
  Daishi Bank Ltd.......................     9,000         27,812
  Daiwa Bank Holdings, Inc.*............   349,000        191,015
  Daiwa House Industry Co., Ltd.........    46,000        258,740
  Denso Corp............................    30,300        496,751
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................    24,000         89,525
  Ebara Corp............................    20,000         61,805
  Ezaki Glico Co., Ltd..................     4,000         23,105
  Fuji Electric Co., Ltd................    47,000         81,922
  Fuji Heavy Industries Ltd.............    57,000        225,581
  Fuji Photo Film.......................     4,000        130,347
  Fujikura Ltd..........................    37,000         87,858
  Fujitsu Ltd...........................   106,000        302,577
  Fukuyama Transporting Co., Ltd........     8,000         26,137
  Futaba Industrial Co., Ltd............     2,000         18,845
  Futuba Corp...........................     1,000         19,872
  General Sekiyu K.K....................     2,000         13,136
  Gunma Bank Ltd........................    43,000        186,831
  GUNZE Ltd.............................     5,000         18,398
  Hachijuni Bank Ltd....................    36,000        149,444
  Hankyu Department Stores, Inc.........     4,000         19,299
  Hanshin Electric Railway Co., Ltd.....    11,000         28,158
  Heiwa Corp............................     6,000         88,363
  Higo Bank Ltd.........................     5,000         20,167
  Hino Motors Ltd.*.....................     8,000         27,417
  Hiroshima Bank Ltd....................    40,000        135,736
  Hitachi Cable Ltd.....................    31,000         77,265
  Hitachi Ltd...........................   220,000        842,876
  Hitachi Maxell Ltd....................     8,000         97,272
  Hitachi Metals Ltd....................    18,000         48,501
  Hokkoku Bank Ltd......................     9,000         35,997
  Hokuriku Bank Ltd.*...................    79,000        106,433
  House Foods Corp......................     4,000         37,757
  Hyakugo Bank Ltd......................     9,000         32,056
  Hyakujushi Bank Ltd...................    21,000        106,096
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................    86,000         78,208
  Iyo Bank Ltd..........................    27,000        142,775
  Japan Airport Terminal Co., Ltd.......     2,000         13,321
  JFE Holdings, Inc.*...................    32,025        388,582
  Joyo Bank Ltd.........................    72,000        200,067
  Juroku Bank Ltd.......................    12,000         42,135
  Kagoshima Bank Co., Ltd...............     7,000         24,343
  Kamigumi Co., Ltd.....................     8,000         38,397
  Kandenko Co., Ltd.....................     5,000         15,536
  Kansai Paint Co., Inc.................     6,000         15,914
  Kawasaki Heavy Industries Ltd.*.......   122,000         96,565
  Kikkoman Corp.........................    13,000         90,089
  Kinden Corp...........................     9,000         33,193
  Kirin Brewery Co., Ltd................    61,000        387,799
  Kissei Pharmaceutical Co., Ltd........     2,000         28,461
  Kobe Steel Ltd.*......................   249,000        121,607
  Kokusai Securities Co., Ltd...........    22,000         90,216
  Kokuyo Co., Ltd.......................    11,000         91,420
                                           SHARES       VALUE+

  Komatsu Ltd...........................    67,000   $    218,331
  Komori Corp...........................     6,000         60,980
  Koyo Seiko Co., Ltd...................    10,000         44,375
  Kubota Corp...........................    73,000        197,929
  Kuraray Co., Ltd......................    19,000        117,750
  Lion Corp.............................    11,000         43,533
  Makita Corp...........................     4,000         28,966
  Marubeni Corp.*.......................    82,000         75,261
  Marui Co., Ltd........................    19,000        185,904
  Maruichi Steel Tube Ltd...............     8,000         93,702
  Matsushita Electric Industrial Co.,
    Ltd.................................   152,000      1,497,474
  Matsushita Electric Works Ltd.........    45,000        278,124
  Meiji Seika Kaisha Ltd................    21,000         61,713
  Michinoku Bank Ltd....................     3,000         17,152
  Millea Holdings, Inc.*................       105        755,052
  Mitsubishi Gas Chemical Co., Inc......    17,000         23,619
  Mitsubishi Heavy Industries Ltd.......   222,000        542,102
  Mitsubishi Logistics Corp.............     9,000         43,878
  Mitsubishi Material Corp..............    44,000         48,164
  Mitsubishi Motor Corp.*...............    58,000        124,537
  Mitsubishi Rayon Co., Ltd.............     9,000         20,537
  Mitsui Chemicals, Inc.................    46,000        204,901
  Mitsui Engineering & Shipbuilding Co.,
    Ltd.*...............................    73,000         52,863
  Mitsui Trust Holdings, Inc............    50,000         81,256
  Mizuho Asset Trust & Banking Co.,
    Ltd.*...............................   192,000         64,668
  Mizuho Holdings, Inc..................       631        589,769
  Mori Seiki Co., Ltd...................     3,000         15,258
  Musashino Bank Ltd....................       600         19,451
  National House Industrial Co., Ltd....     6,000         20,209
  NGK Insulators, Ltd...................    18,000         98,215
  NGK Spark Plug Co., Ltd...............    11,000         71,135
  NHK Spring Co., Ltd...................     5,000         12,715
  Nichicon Corp.........................     5,400         62,430
  Nichirei Corp.........................     6,000         16,824
  Nippon Broadcasting System, Inc.......     2,000         59,784
  Nippon Electric Glass Co., Ltd........     9,000         90,561
  Nippon Kayaku Co., Ltd................     3,000         11,140
  Nippon Meat Packers, Inc..............     9,000         89,803
  Nippon Mining Holdings, Inc...........    36,500         48,867
  Nippon Mitsubishi Oil Corp............   121,000        548,148
  Nippon Paint Co., Ltd.................     8,000         19,737
  Nippon Sanso Corp.....................     9,000         27,282
  Nippon Sheet Glass Co., Ltd...........    37,000         66,361
  Nippon Shokubai Co., Ltd..............     4,000         16,807
  Nippon Steel Corp.....................   274,000        320,697
  Nipponkoa Insurance Co., Ltd..........     6,000         22,583
  Nishi-Nippon Bank Ltd.................    38,000        115,510
  Nishimatsu Construction Co., Ltd......     5,000         14,694
  Nisshin Flour Milling Co., Ltd........    14,000         93,129
  Nisshin Steel Co., Ltd................    98,000         41,260
  Nisshinbo Industries, Inc.............    23,000         79,791
  Nissho Iwai Corp.*....................    13,000          4,926
  NSK Ltd...............................    34,000         87,605
  NTN Corp..............................    15,000         51,785
  Obayashi Corp.........................    60,000        133,378

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Oki Electric Industry Co., Ltd........    25,000   $     40,418
  Okumura Corp..........................     6,000         19,350
  Onward Kashiyama Co., Ltd.............    15,000        117,464
  Pioneer Corp..........................     6,300        118,032
  Promise Co., Ltd......................     6,600        235,079
  Rengo Co., Ltd........................     5,000         12,041
  Rinnai Corp...........................     1,100         25,055
  San-In Godo Bank Ltd..................    15,000         76,288
  Sanyo Shinpan Finance Co., Ltd........     1,300         23,480
  Sapporo Breweries Ltd.................    12,000         19,805
  Sapporo Hokuyo Holdings, Inc.*........         9         40,923
  Seino Transportation Co., Ltd.........    11,000         64,374
  Sekisui Chemical Co., Ltd.............    45,000        116,327
  Sekisui House Ltd.....................    62,000        438,531
  Shiga Bank Ltd........................     4,000         15,157
  Shikoku Bank Ltd......................     6,000         30,869
  Shima Seiki Mfg., Ltd.................     1,000         20,967
  Shimachu Co., Ltd.....................     3,400         68,710
  Shimadzu Corp.........................     9,000         24,175
  Shimizu Corp..........................    33,000         82,528
  Shinko Securities Co., Ltd............    53,000         54,892
  Shohkoh Fund & Co., Ltd...............       750         54,311
  Showa Shell Sekiyu K.K................    13,000         90,199
  Softbank Corp.........................    20,800        237,319
  Sumitomo Corp.........................    84,000        360,728
  Sumitomo Electric Industries Ltd......    53,000        343,188
  Sumitomo Forestry Co., Ltd............     6,000         33,142
  Sumitomo Metal Industries Ltd.*.......   239,000         86,536
  Sumitomo Metal Mining Co..............    18,000         75,025
  Sumitomo Osaka Cement Co., Ltd........    21,000         27,585
  Sumitomo Realty & Development Co.,
    Ltd.................................    15,000         61,005
  Sumitomo Rubber Industries Ltd........     5,000         20,083
  Suzuken Co., Ltd......................     6,000        144,493
  Suzuki Motor Corp.....................     8,000         86,898
  Taiheiyo Cement Corp..................    93,000        117,464
  Taisei Corp...........................    63,000        100,261
  Takashimaya Co., Ltd..................    26,000        101,802
  Teijin Ltd............................    62,000        148,265
  Teikoku Oil Co., Ltd..................     7,000         27,939
  The 77 Bank Ltd.......................    19,000         77,753
  The Bank of Fukuoka Ltd...............    53,000        212,428
  The Bank of Fukuoka Ltd.*.............     9,000         19,704
  The Fuji Fire & Marine Insurance
    Co..................................    32,000         60,896
  The Shizuoka Bank Ltd.................    41,000        264,104
  The Sumitomo Trust and Banking Co.,
    Ltd.................................    81,000        328,065
  The Suruga Bank, Ltd..................    17,000         66,849
  The Yasuda Fire & Marine Insurance
    Co., Ltd............................    69,000        402,636
  The Yokohama Rubber Co., Ltd..........    22,000         56,686
  Toda Corp.............................     9,000         15,081
  Toho Bank Ltd.........................     5,000         17,051
  Tokuyama Corp.........................     5,000         13,851
                                           SHARES       VALUE+

  Tokyo Broadcasting System, Inc........    11,000   $    138,195
  Tokyo Style Co., Ltd..................     9,000         76,238
  Toppan Printing Co., Ltd..............    43,000        323,333
  Toray Industries, Inc.................    86,000        182,486
  Tostem Corp...........................    14,000        212,193
  Toto Ltd..............................    15,000         55,448
  Toyo Seikan Kaisha Ltd................    18,000        214,466
  Toyota Auto Body Co., Ltd.............     5,000         48,038
  Toyota Industries Corp................    26,000        390,788
  Toyota Tsusho Corp....................    23,000        103,031
  UFJ Holdings, Inc.*...................       301        304,143
  UFJ Tsubasa Securities Co., Ltd.......    40,000         63,995
  Uny Co., Ltd..........................    16,000        156,416
  Victor Company of Japan Ltd...........     9,000         58,505
  Wacoal Corp...........................    12,000         92,455
  Yamagata Bank Ltd.....................     3,000         12,883
  Yamaguchi Bank Ltd....................     5,000         32,208
  Yamaha Corp...........................    12,000        110,845
  Yamatake Corp.........................     2,000         11,115
  Yamazaki Baking Co., Ltd..............    19,000        106,391
  Yokogawa Electric Corp................     8,000         49,646
                                                     ------------
                                                       24,408,549
                                                     ------------

LUXEMBOURG -- 0.3%
  Arcelor*..............................    21,800        267,939
  Arcelor, New*.........................     6,266         75,568
                                                     ------------
                                                          343,507
                                                     ------------

NETHERLANDS -- 5.5%
  ABN AMRO Holding NV...................    39,697        648,599
  Aegon NV..............................    89,145      1,146,142
  DSM NV................................     7,440        338,465
  ING Groep NV..........................    99,610      1,686,000
  Koninklijke (Royal) KPN NV*...........   162,300      1,055,264
  Koninklijke (Royal) Philips
    Electronics NV......................    63,100      1,105,088
  Koninklijke Luchtvaart Maatschappij NV
    (KLM)...............................     3,600         34,657
  Koninklijke Vopak NV..................     4,400         56,894
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800         12,954
  Oce NV................................     6,310         69,482
  Royal Vendex KBB NV...................     1,476         16,021
  Univar NV*............................     2,200         13,612
  Vedior NV.............................     8,790         50,146
  VNU NV................................    16,946        441,616
                                                     ------------
                                                        6,674,940
                                                     ------------

NEW ZEALAND -- 0.1%
  Carter Holt Harvey Ltd................   177,400        162,567
                                                     ------------

NORWAY -- 0.5%
  Bergesen d.y. ASA, Class A............     5,700        108,495
  Den Norske Bank ASA...................    40,800        191,795
  Norsk Hydro ASA.......................     1,800         80,592
  Norske Skogindustrier ASA.............     7,000         98,920
  Telenor ASA...........................    19,823         75,749
                                                     ------------
                                                          555,551
                                                     ------------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)

PORTUGAL -- 0.4%
  Banco Espirito Santo SA*..............    19,656   $    257,666
  Cimpor-Cimento de Portugal SGPA SA....     5,800         97,319
  Sonae SGPS SA.........................   302,000        126,683
                                                     ------------
                                                          481,668
                                                     ------------

SINGAPORE -- 0.8%
  Capitaland Ltd........................    65,000         41,593
  City Developments Ltd.................    47,000        112,714
  DBS Group Holdings Ltd................    23,000        145,851
  Fraser & Neave Ltd....................    27,000        121,408
  Haw Par Corp., Ltd....................       818          1,537
  Keppel Corporation Ltd................   134,000        285,821
  Keppel Land Ltd.......................    38,000         21,249
  Neptune Orient Lines Ltd.*............    76,000         40,308
  Oversea-Chinese Banking Corp., Ltd....    11,000         61,194
  United Overseas Bank Ltd..............    20,000        136,051
                                                     ------------
                                                          967,726
                                                     ------------

SPAIN -- 3.0%
  Acerinox SA...........................     3,000        110,082
  Acesa Infraestructuras SA*............    22,201         12,805
  ACS, Actividades de Construccion y
    Servicious SA.......................       800         25,714
  Aguas De Barcelona SA*................        95            890
  Autopistas del Mare Nostrum SA........     6,000        149,691
  Autopistas, Concesionaria Espanola
    SA..................................    22,201        251,448
  Azucarera Ebro Agricolas SA...........     3,840         39,062
  Banco de Andalucia....................     1,700         93,953
  Cementos Portland SA..................     1,700         64,002
  Compania Espanole de Petroleos SA.....    18,400        335,559
  Corporacion Mapfre....................     8,700         70,526
  Fomento de Construcciones y Contratas
    SA..................................     6,200        139,141
  Grupo Dragados SA.....................     2,000         33,978
  Iberia Lineas Aereas de Espana SA.....    76,600        112,463
  Metrovacesa SA........................     2,315         49,040
  Red Electrica de Espana...............     2,800         28,306
  Repsol-YPF SA.........................   120,800      1,596,205
  Sociedad General de Aguas de Barcelona
    SA*.................................     9,550         96,145
  Telefonica SA.........................     9,700         86,770
  Terra Networks SA*....................    57,100        240,122
  Vallehermoso SA.......................    14,200        147,426
                                                     ------------
                                                        3,683,328
                                                     ------------
SWEDEN -- 1.9%
  Atlas Copco AB, Series A..............     5,300        103,635
  Atlas Copco AB, Series B..............     2,600         46,204
  Billerud*.............................     3,781         41,315
  Drott AB, Series B....................     6,700         74,753
  Electrolux AB, Series B...............    21,200        335,289
  Gambro AB, Series A...................    11,400         63,596
  Industriforvaltnings AB Kinnevik,
    Series B............................     4,500         45,031
  Mo Och Domsjoe AB (MoDo), Series B....     5,900        143,530
                                           SHARES       VALUE+

  NCC AB................................     3,500   $     21,337
  Nordic Baltic Holding AB..............     5,716         25,658
  Skandinaviska Enskilda Banken AB,
    Series A*...........................    13,400        111,744
  SKF AB, Series B......................     2,900         75,385
  SKF AB, Series A......................     1,600         41,500
  SSAB Svenskt Stal AB, Series A........     3,100         36,726
  Svenska Cellulosa AB (SCA),
    Series B............................    13,300        449,758
  Tele2 AB, Series B*...................     2,300         60,979
  Trelleborg AB, Series B...............     1,500         12,164
  Volvo AB, Series A....................    11,200        175,201
  Volvo AB, Series B....................    24,500        400,161
                                                     ------------
                                                        2,263,966
                                                     ------------

SWITZERLAND -- 8.0%
  Ciba Specialty Chemicals AG...........     5,300        369,402
  Clariant AG...........................    23,100        369,106
  Compagnie Financiere Richemont AG*....   101,600      1,895,221
  Credit Suisse Group*..................   108,160      2,346,034
  Georg Fischer AG......................       120         12,147
  Givaudan SA...........................     1,180        528,957
  Helvetia Patria Holding*..............     1,240        137,170
  Holcim Ltd., Series B*................     4,866        883,064
  Kuoni Reisen Holding AG, Series B.....       200         37,741
  Lonza Group AG........................     2,100        127,540
  Luzerner Kantonalbank.................       700         76,422
  Rieter Holding AG.....................       430         86,429
  Schindler Holding AG..................       200         37,597
  SGS Societe Generale de Surveillance
    Holding SA..........................       500        150,387
  SIG Holding AG........................     3,300        355,506
  Sulzer Medica AG......................     1,150        200,383
  Swatch Group AG, Series B*............     1,700        141,349
  Swiss International Airlines..........     4,432         67,292
  Swiss Life Holding....................     2,820        219,691
  Swisscom AG...........................     1,010        292,463
  Syngenta AG...........................    13,600        787,130
  UBS AG*...............................     8,880        431,448
  Unaxis Holding AG.....................     1,800        120,382
  Valora Holding AG.....................       350         67,059
                                                     ------------
                                                        9,739,920
                                                     ------------

UNITED KINGDOM -- 26.3%
  Abbey National Plc....................   145,669      1,214,473
  Aggregate Industries Plc..............   136,002        163,624
  Alliance & Leicester Group Treasury
    Plc.................................    20,000        240,137
  Allied Domecq Plc.....................    12,800         81,788
  Amvescap Plc..........................    82,900        531,042
  Antofagasta Holdings Plc..............    37,000        372,197
  Arriva Plc............................    12,620         55,553
  Associated British Foods Plc..........    57,000        539,440
  Associates British Ports Holdings
    Plc.................................    31,400        201,900
  BAA Plc...............................   111,191        901,968
  BAE Systems Plc.......................   340,735        680,032
  Barratt Developments Plc..............    23,000        144,742
  Bass Plc..............................    90,900        734,444

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
UNITED KINGDOM  (CONTINUED)
  BBA Group Plc.........................    50,073   $    148,895
  Berkeley Group Plc....................    12,950        124,224
  BG Group Plc..........................   194,000        836,811
  Bodycote International Plc............     4,380          5,792
  BPB Plc...............................    14,200         56,223
  British Airways Plc...................    92,000        199,900
  British Land Company Plc..............    50,441        366,955
  British Vita Plc......................    18,500         71,760
  Brixton Estate Plc....................    23,300         84,003
  BT Group Plc..........................   493,660      1,549,364
  Cable & Wireless Plc..................   262,899        189,353
  Canary Wharf Group Plc*...............    61,000        231,213
  Caradon Plc...........................     8,085         14,275
  Carlton Communications................    57,000        123,163
  Celltech Group Plc*...................    23,000        127,714
  CGU Plc...............................   240,127      1,712,126
  Chelsfield Plc........................    20,836        100,942
  COLT Telecom Group Plc*...............   113,000         82,752
  Corus Group Plc*......................   300,400        131,752
  Debenhams Plc.........................    38,100        170,322
  DS Smith Plc..........................    24,000         56,262
  F.I. Group Plc........................    17,557         15,401
  FKI Plc...............................    55,000         77,900
  Friends Provident Plc.................   172,000        334,277
  Galen Holdings Plc....................    14,000        112,440
  George Wimpey Plc*....................    37,467        160,406
  GKN Plc...............................    54,930        177,483
  Glynwed International Plc.............     5,000         16,731
  Granada Plc...........................   267,944        343,927
  Great Universal Stores Plc............    30,462        282,895
  Greene King Plc.......................     5,000         54,482
  Hammerson Plc.........................    26,900        204,788
  Hanson Plc............................    62,537        277,803
  HBOS Plc..............................    64,559        680,595
  Hilton Group Plc......................   165,900        445,917
  IMI Plc...............................    10,000         42,249
  Invensys Plc..........................    72,543         61,590
  J Sainsbury Plc.......................   203,315        912,169
  Kingfisher Plc........................   126,194        451,919
  Lex Service Plc.......................     8,500         49,251
  Liberty International Plc.............    29,712        269,952
  Logica Plc............................    30,030         72,500
  London Merchant Securities Plc........     7,000         13,182
  Luminar Plc...........................     6,000         37,711
  Marks & Spencer Group Plc.............   134,196        680,364
  Millennium & Copthorne Hotels Plc.....    23,882         79,951
  mm02 Plc*.............................   832,000        592,553
  National Express Group Plc............    13,000         84,112
  National Grid Transco Plc.............    44,292        325,430
  Northern Foods Plc....................    10,000         26,557
  Northern Rock Plc.....................     5,000         53,113
  P & O Princess Cruises Plc............    23,760        164,823
  Pearson Plc...........................    84,810        784,202
                                           SHARES       VALUE+

  Peninsular and Oriental Steam
    Navigation Co.......................    52,268   $    138,387
  Persimmon Plc.........................    20,210        138,569
  Pilkington Plc........................    86,410         80,665
  Pillar Property Plc...................     6,840         46,377
  Rank Group Plc........................    26,188        112,329
  Rexam Plc.............................    17,653        120,468
  RMC Group Plc.........................    27,000        159,485
  Rolls-Royce Plc.......................   155,149        267,192
  Royal & Sun Alliance Insurance Group
    Plc.................................         5             10
  Royal Bank of Scotland Group Plc,
    New.................................     2,600          2,270
  Royal Bank of Scotland Group Plc......     2,698         64,616
  Safeway Plc...........................   111,230        381,770
  Schroders Plc.........................    19,000        156,266
  Scottish & Newcastle Plc..............    39,475        294,485
  Scottish Power Plc....................   193,704      1,130,154
  Signet Group Plc......................    23,442         25,656
  Slough Estates Plc....................    39,900        217,703
  Smith W.H. Plc........................    21,000        119,819
  Somerfield Plc*.......................    36,000         49,540
  Stagecoach Holdings Plc...............   118,749         56,382
  Tate & Lyle Plc.......................    32,200        163,252
  Taylor Woodrow Plc....................    41,760        113,925
  Thistle Hotels Plc....................    48,000         84,982
  Thus Group Plc*.......................    73,266         10,613
  Trinity Mirror Plc....................    21,240        146,493
  Uniq Plc..............................     2,050          5,807
  United Business Media Plc.............    24,000        112,021
  Vodafone Group Plc....................  3,890,194     7,090,885
  Whitbread Plc.........................    24,822        216,135
  Wilson Bowden Plc.....................     6,000         70,013
  Wincanton Plc.........................     2,050          5,748
  Wolseley Plc..........................    14,213        119,297
  Woolworths Group Plc..................   105,840         61,752
                                                     ------------
                                                       31,894,880
                                                     ------------
UNITED STATES -- 0.1%
  Newmont Mining Corp...................    25,878         74,853
  Smurfit-Stone Container Corp.*........     4,399         67,705
                                                     ------------
                                                          142,558
                                                     ------------
  TOTAL COMMON STOCKS
    (Identified Cost $131,007,694)......              117,266,041
                                                     ------------

PREFERRED STOCK -- 0.0%
AUSTRALIA -- 0.0%
  The News Corp., Ltd...................     6,110         32,836
                                                     ------------
  TOTAL PREFERRED STOCK
    (Identified Cost $47,000)...........                   32,836
                                                     ------------

WARRANTS -- 0.0%
FRANCE -- 0.0%
  Rallye SA, expires 11/30/03*..........     1,100             81
  Rallye SA, expires 11/30/05*..........     1,100            184
                                                     ------------
                                                              265
                                                     ------------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited) (Continued)

                                           SHARES       VALUE+
WARRANTS  (CONTINUED)

ITALY -- 0.0%
  Fiat SpA, expires 1/31/07*............     4,800   $      1,425
                                                     ------------
  TOTAL WARRANTS
    (Identified Cost $0)................                    1,690
                                                     ------------

SHORT-TERM INVESTMENTS -- 2.3%

UNITED STATES -- 2.3%
  SSgA Government Money Market Fund.....  1,379,695     1,379,695
  SSgA Money Market Fund................  1,392,893     1,392,894
                                                     ------------
                                                        2,772,589
                                                     ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $2,772,589)........                2,772,589
                                                     ------------



TOTAL INVESTMENTS -- 99.1%
  (IDENTIFIED COST $133,827,283)#.................   120,073,156
  Cash and Other Assets, Less Liabilities --
    0.9%..........................................     1,087,266
                                                    ------------
NET ASSETS -- 100%................................  $121,160,422
                                                    ============

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2002, the aggregate cost of investment securities for income tax purposes was $133,827,283. Net unrealized depreciation aggregated $13,754,127 of which $6,857,569 related to appreciated investment securities and $20,611,696 related to depreciated investment securities.

Ten Largest Sector Holdings at December 31, 2002
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Telecommunications                   12.3%
Banks/Savings & Loans                10.8%
Financial Services                    9.1%
Insurance                             6.3%
Building & Construction               5.9%
Oil & Gas                             3.9%
Chemicals                             3.9%
Auto & Related                        3.2%
Diversified Operations                3.1%
Electronics                           2.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2002 (Unaudited)

                                           SHARES      VALUE+

MUTUAL FUNDS -- 99.8%

OTHER -- 99.8%
  DFA International Small Company
    Portfolio...........................  5,494,877  $40,222,497
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $42,882,238).......              40,222,497
                                                     -----------

SHORT-TERM INVESTMENTS -- 0.0%

OTHER -- 0.0%
  SSgA Government Money Market Fund.....         2             1
  SSgA Money Market Fund................         2             2
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $3)................                       3
                                                     -----------



TOTAL INVESTMENTS -- 99.8%
  (IDENTIFIED COST $42,882,241)#..................   40,222,500
  Cash and Other Assets, Less Liabilities --
    0.2%..........................................       64,072
                                                    -----------
NET ASSETS -- 100%................................  $40,286,572
                                                    ===========

  +  See Note 1.
  # At December 31, 2002, the aggregate cost of investment securities for income tax purposes was $42,882,241. Net unrealized appreciation aggregated $2,659,741, which related solely to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES -- DECEMBER 31, 2002 (Unaudited)

                                          SA            SA
                                     FIXED INCOME  U.S. MARKET
                                         FUND          FUND
---------------------------------------------------------------
ASSETS
  Investments in securities, at
    market                           $140,309,265  $112,759,319
  Short-term investments (at
    amortized cost)                     4,672,729     2,232,385
  Cash                                        201           342
  Foreign currency                              6            --
  Dividends and interest receivable     1,943,610       164,907
  Receivable for fund shares sold         923,707       625,021
  Receivable for forward foreign
    currency exchange contracts
    (Note 1)                              217,384            --
  Receivable due from the Manager
    (Note 2)                               65,375        43,583
  Receivable for tax reclaims                  --            --
  Prepaid Expenses                          1,695         1,752
                                     ------------  ------------
    TOTAL ASSETS                      148,133,972   115,827,309
                                     ------------  ------------

LIABILITIES
  Payable for investments purchased            --            --
  Payable for fund shares redeemed        151,489        71,318
  Advisory fees payable (Note 2)          102,443        69,122
  Administration fee payable
    (Note 2)                               14,978        12,752
  Trustees' fees payable (Note 2)           1,369         1,369
  Shareholder servicing fee payable
    (Note 2)                                6,450         3,258
  Accrued expenses and other
    liabilities                            65,196        74,232
                                     ------------  ------------
    TOTAL LIABILITIES                     341,925       232,051
                                     ------------  ------------

NET ASSETS                           $147,792,047  $115,595,258
                                     ============  ============
NET ASSETS CONSIST OF:
  Capital paid in                    $140,371,161  $147,519,478
  Undistributed/(overdistributed)
    net investment income                  11,213         2,313
  Accumulated net realized
    gain/(loss)                           737,388    (7,782,746)
  Net unrealized
    appreciation/(depreciation) on:
    Investments                         6,455,806   (24,143,787)
    Foreign currency translations         216,479            --
                                     ------------  ------------

NET ASSETS                           $147,792,047  $115,595,258
                                     ============  ============

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING                          13,880,935    15,232,996
NET ASSET VALUE PER SHARE            $      10.65  $       7.59

IDENTIFIED COST OF INVESTMENTS       $138,526,188  $139,135,491
COST OF FOREIGN CURRENCY             $          6            --

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                          SA          SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM    SMALL COMPANY        HBTM         SMALL COMPANY
                                         FUND          FUND             FUND              FUND
----------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at
    market                           $ 59,876,610   $53,294,890    $ 117,300,567      $40,222,500
  Short-term investments (at
    amortized cost)                     1,844,447       637,976        2,772,589               --
  Cash                                        954           438              460           33,536
  Foreign currency                             --            --          804,895               --
  Dividends and interest receivable        91,380        35,851          246,998               --
  Receivable for fund shares sold         531,472       219,652          351,785          129,562
  Receivable for forward foreign
    currency exchange contracts
    (Note 1)                                   --
  Receivable due from the Manager
    (Note 2)                               35,891        27,937           35,696           12,970
  Receivable for tax reclaims                  --            --           87,258               --
  Prepaid Expenses                          1,752         1,752            1,752            1,752
                                     ------------   -----------    -------------      -----------
    TOTAL ASSETS                       62,382,506    54,218,496      121,602,000       40,400,320
                                     ------------   -----------    -------------      -----------

LIABILITIES
  Payable for investments purchased        94,824            --               --               --
  Payable for fund shares redeemed        170,792        32,574          231,269           42,708
  Advisory fees payable (Note 2)           47,819        47,617          104,842           21,559
  Administration fee payable
    (Note 2)                                8,076         7,500           13,056            6,195
  Trustees' fees payable (Note 2)           1,369         1,369            1,369            1,369
  Shareholder servicing fee payable
    (Note 2)                                4,070         5,731            1,955            3,460
  Accrued expenses and other
    liabilities                            47,617        70,476           89,087           38,457
                                     ------------   -----------    -------------      -----------
    TOTAL LIABILITIES                     374,567       165,267          441,578          113,748
                                     ------------   -----------    -------------      -----------

NET ASSETS                           $ 62,007,939   $54,053,229    $ 121,160,422      $40,286,572
                                     ============   ===========    =============      ===========
NET ASSETS CONSIST OF:
  Capital paid in                    $ 75,913,444   $62,903,983    $ 146,962,502      $44,778,684
  Undistributed/(overdistributed)
    net investment income                  15,359       (87,722)          41,842          319,089
  Accumulated net realized
    gain/(loss)                        (3,601,899)   (6,820,530)     (12,116,155)      (2,151,460)
  Net unrealized
    appreciation/(depreciation) on:
    Investments                       (10,318,965)   (1,942,502)     (13,754,127)      (2,659,741)
    Foreign currency translations              --            --           26,360               --
                                     ------------   -----------    -------------      -----------

NET ASSETS                           $ 62,007,939   $54,053,229    $ 121,160,422      $40,286,572
                                     ============   ===========    =============      ===========

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING                           8,140,874     5,281,592       16,790,989        5,006,456
NET ASSET VALUE PER SHARE            $       7.62   $     10.23    $        7.22      $      8.05

IDENTIFIED COST OF INVESTMENTS       $ 72,040,022   $55,875,368    $ 133,827,283      $42,882,241
COST OF FOREIGN CURRENCY                       --            --    $     794,429               --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- SIX MONTHS ENDED DECEMBER 31, 2002 (Unaudited)

                                          SA            SA
                                     FIXED INCOME  U.S. MARKET
                                         FUND          FUND
---------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                         $       --   $    891,096
    Interest                           2,868,731         16,956
    Less: Taxes witheld                       --            (18)
                                      ----------   ------------

  TOTAL INCOME                         2,868,731        908,034
                                      ----------   ------------
  EXPENSES:
    Advisory fees (Note 2)               567,743        381,712
    Shareholder service fees
      (Note 2)                           168,971        136,326
    Administration fees (Note 2)          67,589         54,530
    Sub-Administration fees
      (Note 2)                            46,586         46,586
    Trustees' fees and expenses
      (Note 2)                             2,467          2,467
    Custody and accounting fees
      (Note 2)                            43,314         88,305
    Transfer agent fees                   20,704         22,224
    Professional fees                     16,988         16,303
    Registration fees                     17,367         16,654
    Other expenses                        14,162         14,318
                                      ----------   ------------

  TOTAL EXPENSES BEFORE WAIVERS AND
    REIMBURSEMENTS:                      965,891        779,425
    Less: Expenses waived or borne
      by the Manager                    (391,389)      (277,747)
                                      ----------   ------------

    NET EXPENSES                         574,502        501,678
                                      ----------   ------------

  NET INVESTMENT INCOME (LOSS)         2,294,229        406,356
                                      ----------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) ON:
    Investments                        2,001,728     (1,662,203)
    Foreign currency transactions       (373,300)            --
  INCREASE (DECREASE) IN UNREALIZED
    APPRECIATION/DEPRECIATION ON:
  Investments                          3,845,332    (11,160,747)
  Foreign currency translations          571,102             --
                                      ----------   ------------

  Net realized and unrealized gain
    (loss) on investments and
    change in unrealized
    appreciation (depreciation)        6,044,862    (12,822,950)
                                      ----------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $8,339,091   $(12,416,594)
                                      ==========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                         SA          SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM   SMALL COMPANY        HBTM         SMALL COMPANY
                                        FUND          FUND             FUND              FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                        $   444,409   $   216,114     $  1,026,333      $   731,187
    Interest                              10,778         9,316           26,416               --
    Less: Taxes witheld                       --           (12)         (91,570)              --
                                     -----------   -----------     ------------      -----------

  TOTAL INCOME                           455,187       225,418          961,179          731,187
                                     -----------   -----------     ------------      -----------
  EXPENSES:
    Advisory fees (Note 2)               260,091       258,028          602,611          123,391
    Shareholder service fees
      (Note 2)                            70,677        62,628          146,265           47,458
    Administration fees (Note 2)          28,271        25,051           89,756           18,983
    Sub-Administration fees
      (Note 2)                            46,586        46,586           15,336           46,586
    Trustees' fees and expenses
      (Note 2)                             2,467         2,467            2,467            2,467
    Custody and accounting fees
      (Note 2)                            43,883       100,216           90,015           20,019
    Transfer agent fees                   21,968        21,149           22,684           23,214
    Professional fees                     16,988        16,988           17,209           17,186
    Registration fees                     11,635        11,332           14,845           10,184
    Other expenses                        13,760        14,440           15,225           13,307
                                     -----------   -----------     ------------      -----------

  TOTAL EXPENSES BEFORE WAIVERS AND
    REIMBURSEMENTS:                      516,326       558,885        1,016,413          322,795
    Less: Expenses waived or borne
      by the Manager                    (219,484)     (245,745)        (168,076)         (79,810)
                                     -----------   -----------     ------------      -----------

    NET EXPENSES                         296,842       313,140          848,337          242,985
                                     -----------   -----------     ------------      -----------

  NET INVESTMENT INCOME (LOSS)           158,345       (87,722)         112,842          488,202
                                     -----------   -----------     ------------      -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) ON:
    Investments                       (2,183,179)   (2,643,033)      (9,281,878)        (721,287)
    Foreign currency transactions             --            --           15,051               --
  INCREASE (DECREASE) IN UNREALIZED
    APPRECIATION/DEPRECIATION ON:
  Investments                         (5,590,633)   (6,415,827)      (9,612,549)      (4,306,977)
  Foreign currency translations               --            --           19,630               --
                                     -----------   -----------     ------------      -----------

  Net realized and unrealized gain
    (loss) on investments and
    change in unrealized
    appreciation (depreciation)       (7,773,812)   (9,058,860)     (18,859,746)      (5,028,264)
                                     -----------   -----------     ------------      -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $(7,615,467)  $(9,146,582)    $(18,746,904)     $(4,540,062)
                                     ===========   ===========     ============      ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                        SA FIXED INCOME FUND
                                     --------------------------
                                     PERIOD ENDED
                                       12/31/02     YEAR ENDED
                                     (UNAUDITED)     6/30/02
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income            $  2,294,229  $  2,642,741
    Net realized gain (loss) on
      investments and foreign
      currency transactions             1,628,428      (474,142)
    Net increase (decrease) in
      unrealized appreciation
      (depreciation)                    4,416,434     2,953,732
                                     ------------  ------------
    Net increase (decrease) from
      operations                        8,339,091     5,122,331
                                     ------------  ------------
  DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
    Net investment income              (2,230,658)   (2,192,803)
    Net realized gains                   (884,410)     (137,475)
                                     ------------  ------------
  TOTAL DISTRIBUTIONS                  (3,115,068)   (2,330,278)
                                     ------------  ------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares      45,055,723    78,828,875
    Value of distributions
      reinvested                        2,322,827     2,017,938
    Cost of shares redeemed           (20,832,937)  (13,071,112)
                                     ------------  ------------
  TOTAL SHARE TRANSACTIONS             26,545,613    67,775,701
                                     ------------  ------------
  TOTAL INCREASE IN NET ASSETS         31,769,636    70,567,754
NET ASSETS
  Beginning of Period                 116,022,411    45,454,657
                                     ------------  ------------
  End of Period                      $147,792,047  $116,022,411
                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD   $     11,213  $    (52,358)
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription           4,270,414     7,851,890
  Issued for distributions
    reinvested                            219,540       202,724
  Shares redeemed                      (1,968,990)   (1,300,909)
                                     ------------  ------------
  Net increase in fund shares           2,520,964     6,753,705
                                     ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                        SA U.S. MARKET FUND          SA U.S. HBTM FUND
                                     --------------------------  --------------------------
                                     PERIOD ENDED                PERIOD ENDED
                                       12/31/02     YEAR ENDED     12/31/02     YEAR ENDED
                                     (UNAUDITED)     6/30/02     (UNAUDITED)     6/30/02
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income            $    406,356  $    340,023  $   158,345   $     98,677
    Net realized gain (loss) on
      investments and foreign
      currency transactions            (1,662,203)   (1,234,144)  (2,183,179)      (679,161)
    Net increase (decrease) in
      unrealized appreciation
      (depreciation)                  (11,160,747)  (14,150,244)  (5,590,633)    (9,597,265)
                                     ------------  ------------  -----------   ------------
    Net increase (decrease) from
      operations                      (12,416,594)  (15,044,365)  (7,615,467)   (10,177,749)
                                     ------------  ------------  -----------   ------------
  DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
    Net investment income                (590,345)     (251,927)    (181,441)      (146,573)
    Net realized gains                         --            --           --             --
                                     ------------  ------------  -----------   ------------
  TOTAL DISTRIBUTIONS                    (590,345)     (251,927)    (181,441)      (146,573)
                                     ------------  ------------  -----------   ------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares      33,016,785    76,513,765   20,089,395     43,606,479
    Value of distributions
      reinvested                          445,631       223,747      143,792        133,202
    Cost of shares redeemed           (12,912,904)   (8,993,470)  (8,092,541)    (5,328,667)
                                     ------------  ------------  -----------   ------------
  TOTAL SHARE TRANSACTIONS             20,549,512    67,744,042   12,140,646     38,411,014
                                     ------------  ------------  -----------   ------------
  TOTAL INCREASE IN NET ASSETS          7,542,573    52,447,750    4,343,738     28,086,692
NET ASSETS
  Beginning of Period                 108,052,685    55,604,935   57,664,201     29,577,509
                                     ------------  ------------  -----------   ------------
  End of Period                      $115,595,258  $108,052,685  $62,007,939   $ 57,664,201
                                     ============  ============  ===========   ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD   $      2,313  $    186,302  $    15,359   $     38,455
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription           4,265,146     8,127,306    2,623,022      4,433,593
  Issued for distributions
    reinvested                             58,558        23,211       18,870         13,455
  Shares redeemed                      (1,697,634)     (964,891)  (1,087,767)      (543,866)
                                     ------------  ------------  -----------   ------------
  Net increase in fund shares           2,626,070     7,185,626    1,554,125      3,903,182
                                     ============  ============  ===========   ============

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                       SA U.S. SMALL COMPANY
                                     -------------------------
                                     PERIOD ENDED
                                       12/31/02    YEAR ENDED
                                     (UNAUDITED)     6/30/02
--------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income (loss)     $   (87,722)  $  (203,549)
    Net realized gain (loss) on
      investments and foreign
      currency transactions           (2,643,033)   (2,482,781)
    Net increase (decrease) in
      unrealized appreciation
      (depreciation)                  (6,415,827)   (1,487,685)
                                     -----------   -----------
    Net increase (decrease) from
      operations                      (9,146,582)   (4,174,015)
                                     -----------   -----------
  DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
    Net investment income                     --            --
    Net realized gains                        --        (1,897)
                                     -----------   -----------
  TOTAL DISTRIBUTIONS                         --        (1,897)
                                     -----------   -----------
  SHARE TRANSACTIONS
    Proceeds from sales of shares     15,145,821    33,979,522
    Value of distributions
      reinvested                              --         1,725
    Cost of shares redeemed           (5,800,228)   (5,203,610)
                                     -----------   -----------
  TOTAL SHARE TRANSACTIONS             9,345,593    28,777,637
    Shareholder transaction fees
      (Note 2)                                --            --
                                     -----------   -----------
  Net increase from share
    transactions                       9,345,593    28,777,637
                                     -----------   -----------
  TOTAL INCREASE IN NET ASSETS           199,011    24,601,725
NET ASSETS
Beginning of Period                   53,854,218    29,252,493
                                     -----------   -----------
End of Period                        $54,053,229   $53,854,218
                                     ===========   ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD   $   (87,722)  $        --
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription          1,460,710     2,674,300
  Issued for distributions
    reinvested                                --           132
  Shares redeemed                       (578,146)     (414,336)
                                     -----------   -----------
  Net increase in fund shares            882,564     2,260,096
                                     ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                     SA INTERNATIONAL HBTM FUND  SA INTERNATIONAL SMALL COMPANY FUND
                                     --------------------------  ------------------------------------
                                     PERIOD ENDED                  PERIOD ENDED
                                       12/31/02     YEAR ENDED       12/31/02          YEAR ENDED
                                     (UNAUDITED)     6/30/02        (UNAUDITED)          6/30/02
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income (loss)     $    112,842  $    745,093     $   488,202        $    98,052
    Net realized gain (loss) on
      investments and foreign
      currency transactions            (9,266,827)   (2,869,335)       (721,287)           (59,177)
    Net increase (decrease) in
      unrealized appreciation
      (depreciation)                   (9,592,919)   (1,938,302)     (4,306,977)         1,715,723
                                     ------------  ------------     -----------        -----------
    Net increase (decrease) from
      operations                      (18,746,904)   (4,062,544)     (4,540,062)         1,754,598
                                     ------------  ------------     -----------        -----------
  DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
    Net investment income                (718,939)     (608,693)       (223,401)          (153,980)
    Net realized gains                         --      (366,739)             --                 --
                                     ------------  ------------     -----------        -----------
  TOTAL DISTRIBUTIONS                    (718,939)     (975,432)       (223,401)          (153,980)
                                     ------------  ------------     -----------        -----------
  SHARE TRANSACTIONS
    Proceeds from sales of shares      51,609,261    77,766,386      21,048,644         22,702,013
    Value of distributions
      reinvested                          569,260       885,414         180,161            141,207
    Cost of shares redeemed           (35,767,711)  (10,039,887)    (15,472,239)        (2,843,395)
                                     ------------  ------------     -----------        -----------
  TOTAL SHARE TRANSACTIONS             16,410,810    68,611,913       5,756,566         19,999,825
    Shareholder transaction fees
      (Note 2)                                 --            --              --            113,284
                                     ------------  ------------     -----------        -----------
  Net increase from share
    transactions                       16,410,810    68,611,913       5,756,566         20,113,109
                                     ------------  ------------     -----------        -----------
  TOTAL INCREASE IN NET ASSETS         (3,055,033)   63,573,937         993,103         21,713,727
NET ASSETS
Beginning of Period                   124,215,455    60,641,518      39,293,469         17,579,742
                                     ------------  ------------     -----------        -----------
End of Period                        $121,160,422  $124,215,455     $40,286,572        $39,293,469
                                     ============  ============     ===========        ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD   $     41,842  $    647,939     $   319,089        $    54,288
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription           7,097,462     9,174,063       2,589,635          2,687,009
  Issued for distributions
    reinvested                             80,745       105,156          23,068             17,651
  Shares redeemed                      (4,937,788)   (1,174,616)     (1,896,444)          (329,766)
                                     ------------  ------------     -----------        -----------
  Net increase in fund shares           2,240,419     8,104,603         716,259          2,374,894
                                     ============  ============     ===========        ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             SA FIXED
                                                            INCOME FUND
---------------------------------------------------------------------------------------------------
                                   PERIOD ENDED                       (I CLASS)        (I CLASS)
                                DECEMBER 31, 2002     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   (UNAUDITED)      JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                             $  10.21          $   9.87         $ 10.04         $ 10.00
                                     --------          --------         -------         -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.18              0.30            0.44            0.35
  Net realized and unrealized
    gain on investments                  0.50              0.34            0.13            0.03
                                     --------          --------         -------         -------
Total from investment
  operations                             0.68              0.64            0.57            0.38
                                     --------          --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   (0.17)            (0.28)          (0.74)          (0.34)
  Distributions from capital
    gains                               (0.07)            (0.02)             --              --
                                     --------          --------         -------         -------
Total distributions                     (0.24)            (0.30)          (0.74)          (0.34)
                                     --------          --------         -------         -------

Net asset value, end of period       $  10.65          $  10.21         $  9.87         $ 10.04
                                     ========          ========         =======         =======

Total return (1)                         6.68%             6.59%           5.88%           3.90%
Net assets, end of period
  (000s)                             $147,792          $116,022         $45,455         $15,165
Ratio of net expenses to
  average net assets (2)                 0.85%             0.85%           0.87%           1.00%
Ratio of gross expenses to
  average net assets (2)(3)              1.43%             1.59%           2.06%           3.08%
Ratio of net investment income
  to average
  net assets (2)                         3.39%             3.59%           4.20%           4.35%
Portfolio turnover rate (1)                27%               77%            135%             20%
Without giving effect to the
  voluntary expense
  limitations
  described in Note 2 to the
  Financial Statements, net
  investment income per share
  would have been (3)                $   0.15          $   0.24         $  0.31         $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                              SA U.S.
                                                            MARKET FUND
---------------------------------------------------------------------------------------------------
                                   PERIOD ENDED                       (I CLASS)        (I CLASS)
                                DECEMBER 31, 2002     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   (UNAUDITED)      JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                             $   8.57          $  10.26         $ 11.59         $ 10.00
                                     --------          --------         -------         -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.02              0.03            0.04            0.02
  Net realized and unrealized
    gain (loss) on investments          (0.96)            (1.69)          (1.30)           1.57
                                     --------          --------         -------         -------
Total from investment
  operations                            (0.94)            (1.66)          (1.26)           1.59
                                     --------          --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   (0.04)            (0.03)          (0.04)             --
  Distributions from capital
    gains                                  --                --           (0.03)             --
                                     --------          --------         -------         -------
Total distributions                     (0.04)            (0.03)          (0.07)             --
                                     --------          --------         -------         -------

Net asset value, end of period       $   7.59          $   8.57         $ 10.26         $ 11.59
                                     ========          ========         =======         =======

Total return (1)                       (10.98)%          (16.20)%        (10.89)%         15.90%
Net assets, end of period
  (000s)                             $115,595          $108,053         $55,605         $16,188
Ratio of net expenses to
  average net assets (2)                 0.92%             0.92%           0.95%           1.08%
Ratio of gross expenses to
  average net assets (2)(3)              1.43%             1.52%           1.87%           3.33%
Ratio of net investment income
  (loss) to average
  net assets (2)                         0.75%             0.43%           0.44%           0.43%
Portfolio turnover rate (1)                 0%                1%             16%              1%
Without giving effect to the
  voluntary expense
  limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  share would have been (3)          $   0.01          $  (0.01)        $ (0.04)        $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                              SA U.S.
                                                             HBTM FUND
---------------------------------------------------------------------------------------------------
                                   PERIOD ENDED                       (I CLASS)        (I CLASS)
                                DECEMBER 31, 2002     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   (UNAUDITED)      JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                              $  8.75           $ 11.02         $  8.62         $ 10.00
                                      -------           -------         -------         -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.02              0.01            0.08            0.06
  Net realized and unrealized
    gain (loss) on investments          (1.13)            (2.24)           2.46           (1.44)
                                      -------           -------         -------         -------
Total from investment
  operations                            (1.11)            (2.23)           2.54           (1.38)
                                      -------           -------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   (0.02)            (0.04)          (0.11)             --
  Distributions from capital
    gains                                  --                --           (0.03)             --
                                      -------           -------         -------         -------
Total distributions                     (0.02)            (0.04)          (0.14)             --
                                      -------           -------         -------         -------

Net asset value, end of period        $  7.62           $  8.75         $ 11.02         $  8.62
                                      =======           =======         =======         =======

Total return (1)                       (12.65)%          (20.31)%         29.69%         (13.80)%
Net assets, end of period
  (000s)                              $62,008           $57,664         $29,578         $ 6,987
Ratio of net expenses to
  average net assets (2)                 1.05%             1.05%           1.07%           1.13%
Ratio of gross expenses to
  average net assets (2)(3)              1.83%             1.92%           2.61%           5.67%
Ratio of net investment income
  (loss) to average
  net assets (2)                         0.56%             0.23%           1.03%           1.57%
Portfolio turnover rate (1)                 3%                3%             26%              3%
Without giving effect to the
  voluntary expense
  limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  share would have been (3)           $ (0.01)          $ (0.04)        $ (0.04)        $ (0.12)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                              SA U.S.
                                                        SMALL COMPANY FUND
---------------------------------------------------------------------------------------------------
                                   PERIOD ENDED                       (I CLASS)        (I CLASS)
                                DECEMBER 31, 2002     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   (UNAUDITED)      JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                              $ 12.24           $ 13.68         $ 12.58         $10.00
                                      -------           -------         -------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                   (0.02)            (0.05)          (0.03)         (0.01)
  Net realized and unrealized
    gain (loss) on investments          (1.99)            (1.39)           1.16           2.59
                                      -------           -------         -------         ------
Total from investment
  operations                            (2.01)            (1.44)           1.13           2.58
                                      -------           -------         -------         ------

LESS DISTRIBUTIONS:
  Distributions from capital
    gains                                  --                --           (0.03)            --
                                      -------           -------         -------         ------
Total distributions                        --                --           (0.03)            --
                                      -------           -------         -------         ------

Net asset value, end of period        $ 10.23           $ 12.24         $ 13.68         $12.58
                                      =======           =======         =======         ======

Total return (1)                       (16.42)%          (10.52)%          9.02%         25.80%
Net assets, end of period
  (000s)                              $54,053           $53,854         $29,252         $6,836
Ratio of net expenses to
  average net assets (2)                 1.25%             1.25%           1.26%          1.28%
Ratio of gross expenses to
  average net assets (2)(3)              2.23%             2.38%           3.32%          6.62%
Ratio of net investment income
  (loss) to average
  net assets (2)                        (0.35)%           (0.51)%         (0.28)%        (0.18)%
Portfolio turnover rate (1)                 4%                5%             17%             4%
Without giving effect to the
  voluntary expense
  limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  share would have been (3)           $ (0.06)          $ (0.15)        $ (0.22)        $(0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                       SA INTERNATIONAL HBTM
                                                           COMPANY FUND
---------------------------------------------------------------------------------------------------
                                   PERIOD ENDED                       (I CLASS)        (I CLASS)
                                DECEMBER 31, 2002     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   (UNAUDITED)      JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                             $   8.54          $   9.41         $  9.99         $ 10.00
                                     --------          --------         -------         -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.00**            0.03            0.09            0.11
  Net realized and unrealized
    gain (loss) on investments          (1.28)            (0.79)          (0.60)          (0.08)
                                     --------          --------         -------         -------
Total from investment
  operations                            (1.28)            (0.76)          (0.51)           0.03
                                     --------          --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   (0.04)            (0.07)          (0.06)          (0.04)
  Distributions from capital
    gains                                  --             (0.04)          (0.01)             --
                                     --------          --------         -------         -------
Total distributions                     (0.04)            (0.11)          (0.07)          (0.04)
                                     --------          --------         -------         -------

Net asset value, end of period       $   7.22          $   8.54         $  9.41         $  9.99
                                     ========          ========         =======         =======

Total return (1)                       (14.94)%           (8.08)%         (5.15)%          0.36%
Net assets, end of period
  (000s)                             $121,160          $124,215         $60,642         $21,192
Ratio of net expenses to
  average net assets (2)                 1.45%             1.45%           1.47%           1.53%
Ratio of gross expenses to
  average net assets (2)(3)              1.74%             1.80%           2.10%           3.66%
Ratio of net investment income
  (loss) to average
  net assets (2)                         0.19%             0.91%           1.27%           2.22%
Portfolio turnover rate (1)                 7%                3%             12%              2%
Without giving effect to the
  voluntary expense
  limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  share would have been (3)          $   0.00**        $   0.02         $  0.05         $  0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                         SA INTERNATIONAL
                                                        SMALL COMPANY FUND
---------------------------------------------------------------------------------------------------
                                   PERIOD ENDED                       (I CLASS)        (I CLASS)
                                DECEMBER 31, 2002     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   (UNAUDITED)      JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                             $   9.16          $   9.18         $ 10.42         $ 10.00
                                     --------          --------         -------         -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.10              0.01            0.05            0.17
  Net realized and unrealized
    gain (loss) on investments          (1.16)             0.03           (1.11)           0.47
                                     --------          --------         -------         -------
Total from investment
  operations                            (1.06)             0.04           (1.06)           0.64
                                     --------          --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   (0.05)            (0.06)             --           (0.22)
  Distributions from capital
    gains                                  --                --           (0.18)             --
                                     --------          --------         -------         -------
Total distributions                     (0.05)            (0.06)          (0.18)          (0.22)
                                     --------          --------         -------         -------

Net asset value, end of period       $   8.05          $   9.16         $  9.18         $ 10.42
                                     ========          ========         =======         =======

Total return (1)                       (11.61)%            0.47%         (10.15)%          5.84%
Net assets, end of period
  (000s)                             $ 40,287          $ 39,293         $17,850         $ 5,613
Ratio of net expenses to
  average net assets (2)                 1.28%             1.28%           1.29%           1.28%
Ratio of gross expenses to
  average net assets (2)(3)              1.70%             1.92%           3.04%           7.08%
Ratio of net investment income
  (loss) to average
  net assets (2)                         2.57%             0.39%           0.68%           0.95%
Portfolio turnover rate (1)               N/A               N/A             N/A              25%
Without giving effect to the
  voluntary expense
  limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  share would have been (3)          $   0.08          $  (0.01)        $ (0.08)        $ (0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A  Refer to financial statements of respective Master Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of SA Fixed Income Fund, which commenced operations on July 29, 1999.

    Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination). Because the Funds' outstanding shares as of December 31, 2002 were previously accounted for as Class I shares, for the purposes of these financial statements, all references to Class I shares as of that date pertain to all of the outstanding shares of the relevant Fund.

    Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its investable assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). (Prior to the effective date, SA International Small Company Fund was a fund of funds.) The investment objective and fundamental policies of the Master Fund are the same as those of SA International Small Company Fund. As of December 31, 2002, SA International Small Company Fund held approximately 8.52% of the Master Fund. The performance of SA International Small Company Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002 (Continued)

--------------------------------------------------------------------------------
prices. Long-term and short-term debt securities are valued based upon prices provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust.

    The shares of the SSgA Government Money Market Fund and the SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the Master Fund held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the Master Fund is discussed in the Master Fund's Notes to Financial Statements, which are included elsewhere in this report.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    SA Fixed Income Fund and SA International HBtM Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002 (Continued)

--------------------------------------------------------------------------------

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At December 31, 2002, SA Fixed Income Fund had the following open forward foreign currency exchange contract:

                                         LOCAL      AGGREGATE
                           DELIVERY    CURRENCY       FACE         TOTAL      UNREALIZED
                             DATE       AMOUNT       AMOUNT        VALUE     APPRECIATION
                           ---------  -----------  -----------  -----------  ------------
Canadian Dollar (sell)...  1/13/2003  $22,633,711  $14,537,958  $14,320,574    $217,384
                                                                               --------

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

    Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002 (Continued)

--------------------------------------------------------------------------------
in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

    ORGANIZATION EXPENSES -- Costs and expenses of the Trust paid by the Manager in connection with the organization of the Trust and the initial public offering of shares of the Funds were immediately expensed by each Fund.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with the Manager, under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Assante Corporation, which is a publicly traded financial services company located in Winnipeg, Canada. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the annual rate of 0.65% of the average daily net assets of each Fund, plus an amount that the Manager pays to the Sub-Adviser for sub-advisory services. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.25% of the value of the average daily net assets of each Fund.

    The total advisory fees accrued to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEES
----                                                --------
SA Fixed Income Fund..............................    0.84%
SA U.S. Market Fund...............................    0.70%
SA U.S. HBtM Fund.................................    0.92%
SA U.S. Small Company Fund........................    1.03%
SA International HBtM Fund........................    1.03%
SA International Small Company Fund...............    0.65%

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002 (Continued)

--------------------------------------------------------------------------------

    The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   1.00%
SA U.S. Market Fund...............................   1.08%
SA U.S. HBtM Fund.................................   1.13%
SA U.S. Small Company Fund........................   1.28%
SA International HBtM Fund........................   1.53%
SA International Small Company Fund...............   1.28%

    During the period ended December 31, 2002, the Manager waived its management fees and/or reimbursed expenses to the extent necessary to limit the Funds' total operating expenses to the following percentages (on an annualized basis):

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   0.85%
SA U.S. Market Fund...............................   0.92%
SA U.S. HBtM Fund.................................   1.05%
SA U.S. Small Company Fund........................   1.25%
SA International HBtM Fund........................   1.45%
SA International Small Company Fund...............   1.28%

    The contractual agreement for this expense limitation expired on August 15, 2002, at which time the expense limitation became voluntary. The Manager may discontinue it at any time in the Manager's sole discretion.

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/ reimbursement is made,
(2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and
(4) the Manager may not request or receive reimbursements for the reductions and

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002 (Continued)

--------------------------------------------------------------------------------
waivers before payment of the relevant Fund's operating expenses for the current year. As of December 31, 2002, the following amounts are subject to this recapture through June 30, 2003, June 30, 2004, June 30, 2005 and June 30, 2006 respectively.

                                    EXPIRES           EXPIRES           EXPIRES           EXPIRES
FUND                             JUNE 30, 2003     JUNE 30, 2004     JUNE 30, 2005     JUNE 30, 2006
----                            ----------------  ----------------  ----------------  ----------------
SA Fixed Income Fund..........      $320,543          $421,171          $535,952          $360,139
SA U.S. Market Fund...........       299,745           410,994           462,497           246,467
SA U.S. HBtM Fund.............       288,927           344,037           362,632           188,234
SA U.S. Small Company Fund....       309,431           410,555           439,148           214,495
SA International HBtM Fund....       259,835           330,529           273,878           136,825
SA International Small Company
  Fund........................       251,190           248,665           150,060            48,560

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $13,200 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested trustees receive no compensation for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund. State Street has contractually agreed to waive $250,000 of its fees to the Funds each year for the calendar years 2002 and 2003.

    SHAREHOLDER TRANSACTION FEES -- Until April 1, 2002, SA International Small Company Fund charged a transaction fee of 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee did not apply to reinvested dividends or capital gains distributions. Such fees are reflected in the Fund's Statement of Changes in Net Assets and included in share transactions.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002 (Continued)

--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the period ended December 31, 2002 were as follows:

                                                    PURCHASES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $ 8,654,873    $51,551,471
SA U.S. Market Fund.....................             --     22,083,125
SA U.S. HBtM Fund.......................             --     11,997,595
SA U.S. Small Company Fund..............             --     11,935,981
SA International HBtM Fund..............             --     25,540,970
SA International Small Company Fund.....            N/A            N/A

                                                      SALES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $18,565,782    $15,107,072
SA U.S. Market Fund.....................             --        470,710
SA U.S. HBtM Fund.......................             --      1,513,587
SA U.S. Small Company Fund..............             --      1,913,650
SA International HBtM Fund..............             --      7,449,112
SA International Small Company Fund.....            N/A            N/A

    N/A -- Refer to the Master Fund's financial statements.

     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Schedule of Investments -- December 31, 2002 (Unaudited)....     68

Schedule of Investments -- November 30, 2002................     69

Statement of Assets and Liabilities -- December 31, 2002
 (Unaudited)................................................     70

Statement of Assets and Liabilities -- November 30, 2002....     71

Statement of Operations.....................................     72

Statements of Changes in Net Assets.........................     73

Financial Highlights........................................     74

Notes to Financial Statements...............................     75

Report of Independent Certified Public Accountants..........     79

Fund Management.............................................    165

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
                                  (UNAUDITED)

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (29.8%)
  (Cost $214,265,143).......................................       $140,800,065
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.1%)
  (Cost $89,690,019)........................................         66,788,232
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (14.4%)
  (Cost $70,185,917)........................................         68,115,364
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (41.6%)
  (Cost $196,049,724).......................................        196,263,650
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.10%,
  01/02/03 (Collateralized by $526,000 FHLB Notes, 4.50%,
  04/25/03, valued at $535,205) to be repurchased
  at $527,032
  (Cost $527,000)...........................................            527,000
                                                                   ------------
    Total Investments (100%) (Cost $570,717,803)+...........       $472,494,311
                                                                   ============

--------------
+The cost for federal income tax purposes is $570,612,025.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series
  of The DFA Investment Trust Company (37.2%)
  (Cost $209,794,764).......................................       $137,159,203
Investment in The Pacific Rim Small Company Series
  of The DFA Investment Trust Company (15.5%)
  (Cost $87,479,790)........................................         64,578,546
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company (12.1%)
  (Cost $68,533,721)........................................         66,739,233
Investment in The Continental Small Company Series
  of The DFA Investment Trust Company (34.7%)
  (Cost $196,087,577).......................................        193,205,622
Temporary Cash Investments (0.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.21%,
  12/02/02
  (Collateralized by $2,718,000 FMC Discount Notes 1.37%,
  07/30/03,
  valued at $2,690,820) to be repurchased at $2,651,267
  (Cost $2,651,000).........................................          2,651,000
                                                                   ------------
    Total Investments (100%) (Cost $564,546,852)++..........       $464,333,904
                                                                   ============

--------------
 +See Note B to Financial Statements
++The cost for federal income tax purposes is $564,441,074.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $570,718)........................    $   472,494
Cash........................................................             16
Prepaid Expenses and Other Assets...........................             14
                                                                -----------
    Total Assets............................................        472,524
                                                                -----------

LIABILITIES:
Accrued Expenses and Other Liabilities......................            167
                                                                -----------
    Total Liabilities.......................................            167
                                                                -----------
NET ASSETS..................................................    $   472,357
                                                                ===========

SHARES OUTSTANDING $.01 PAR VALUE (Authorized
  100,000,000)..............................................     64,523,374
                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $      7.32
                                                                ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................    $   581,768
Accumulated Net Investment Income (Loss)....................         (1,051)
Accumulated Net Realized Gain (Loss)........................        (10,297)
Accumulated Net Realized Foreign Exchange Gain (Loss).......             20
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................        (98,224)
Unrealized Net Foreign Exchange Gain (Loss).................            141
                                                                -----------
    Total Net Assets........................................    $   472,357
                                                                ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $564,547)........................    $   464,334
Cash........................................................             15
Receivable for Fund Shares Sold.............................            806
Prepaid Expenses and Other Assets...........................              6
                                                                -----------
    Total Assets............................................        465,161
                                                                -----------

LIABILITIES:
Payables:
    Fund Shares Redeemed....................................            408
    Due to Advisor..........................................            151
Accrued Expenses and Other Liabilities......................             24
                                                                -----------
    Total Liabilities.......................................            583
                                                                -----------
NET ASSETS..................................................    $   464,578
                                                                ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................     62,716,631
                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $      7.41
                                                                ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................    $   568,756
Accumulated Net Investment Income (Loss)....................          7,119
Accumulated Net Realized Gain (Loss)........................        (11,393)
Accumulated Net Realized Foreign Exchange Gain (Loss).......            222
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................       (100,213)
Unrealized Net Foreign Exchange Gain (Loss).................             87
                                                                -----------
    Total Net Assets........................................    $   464,578
                                                                ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,082).......         $  9,970
  Interest..................................................              228
  Income from Securities Lending............................              663
  Expenses Allocated From Master Funds......................           (1,237)
                                                                     --------
        Total Investment Income.............................            9,624
                                                                     --------
EXPENSES
  Administrative Services...................................            1,711
  Accounting & Transfer Agent Fees..........................               30
  Legal Fees................................................                5
  Audit Fees................................................                1
  Filing Fees...............................................               31
  Shareholders' Reports.....................................               27
  Directors' Fees and Expenses..............................                4
  Other.....................................................                2
                                                                     --------
        Total Expenses......................................            1,811
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................            7,813
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....              305
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................              222
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............          (19,049)
  Translation of Foreign Currency Denominated Amounts.......              123
                                                                     --------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (18,399)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(10,586)
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2002            2001
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   7,813        $  6,849
  Net Realized Gain (Loss) on Investment Securities Sold....               305         (11,848)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................               222            (123)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............           (19,049)        (18,843)
  Translation of Foreign Currency Denominated Amounts.......               123              33
                                                                     ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (10,586)        (23,932)
                                                                     ---------        --------
Distributions From:
  Net Investment Income.....................................            (6,930)         (6,184)
  Net Short-Term Gains......................................                --            (322)
  Net Long-Term Gains.......................................                --          (4,344)
                                                                     ---------        --------
        Total Distributions.................................            (6,930)        (10,850)
                                                                     ---------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           218,575         146,134
  Shares Issued in Lieu of Cash Distributions...............             6,917          10,850
  Shares Redeemed...........................................           (99,598)        (75,062)
                                                                     ---------        --------
        Net Increase (Decrease) From Capital Shares
          Transactions......................................           125,894          81,922
                                                                     ---------        --------
        Total Increase (Decrease)...........................           108,378          47,140
NET ASSETS
  Beginning of Period.......................................           356,200         309,060
                                                                     ---------        --------
  End of Period.............................................         $ 464,578        $356,200
                                                                     =========        ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            28,394          17,933
    Shares Issued in Lieu of Cash Distributions.............               948           1,306
    Shares Redeemed.........................................           (13,054)         (9,217)
                                                                     ---------        --------
                                                                       (16,288)         10,022
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED
                                              NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                2002           2001           2000           1999           1998
                                              ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period........  $   7.67       $   8.49       $   9.13       $   7.82       $   7.82
                                              --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............      0.14           0.15           0.17           0.15           0.15
  Net Gains (Losses) on Securities (Realized
    and Unrealized).........................     (0.25)         (0.67)         (0.62)          1.31          (0.04)
                                              --------       --------       --------       --------       --------
  Total From Investment Operations..........     (0.11)         (0.52)         (0.45)          1.46           0.11
                                              --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................     (0.15)         (0.17)         (0.19)         (0.15)         (0.11)
  Net Realized Gains........................        --          (0.13)            --             --             --
                                              --------       --------       --------       --------       --------
  Total Distributions.......................     (0.15)         (0.30)         (0.19)         (0.15)         (0.11)
                                              --------       --------       --------       --------       --------
Net Asset Value, End of Period..............  $   7.41       $   7.67       $   8.49       $   9.13       $   7.82
                                              ========       ========       ========       ========       ========
Total Return................................     (1.39)%        (6.36)%        (5.01)%        19.07%          1.49%

Net Assets, End of Period
  (thousands)...............................  $464,578       $356,200       $309,060       $250,442       $273,992
Ratio of Expenses to Average Net Assets
  (1).......................................      0.71%          0.72%          0.71%          0.75%          0.73%
Ratio of Net Investment Income to Average
  Net Assets................................      1.83%          2.02%          2.10%          1.76%          1.62%
Portfolio Turnover Rate.....................       N/A            N/A            N/A            N/A            N/A

--------------

(1)                     Represents the combined ratios for the portfolio and its
                        respective pro-rata share of its Master Fund Series.
N/A                     Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 2002

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's forty portfolios (the "Portfolio") is included in this report. Of the remaining thirty-nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-nine are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                      PERCENTAGE
                                                                                                                       OWNERSHIP
PORTFOLIO (FEEDER FUND)                                                     SERIES (MASTER FUNDS)                     AT 11/30/02
-------------------------------------------------------    -------------------------------------------------------    -----------
International Small Company Portfolio                      The Japanese Small Company Series                               71%
                                                           The Pacific Rim Small Company Series                            53%
                                                           The United Kingdom Small Company Series                         67%
                                                           The Continental Small Company Series                            73%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Funds.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,807.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, and shareholders of the Advisor.

D. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributed earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................    $  15,112
    Gross Unrealized Depreciation...........................     (115,219)
                                                                ---------
      Net...................................................    $(100,107)
                                                                =========

    At November 30, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $12,118,000 of which $11,868,000 and $250,000 will expire on November 30, 2009 and November 30, 2010, respectively.

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 29, 2002.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time.

    For the year ended November 30, 2002, borrowings by the Portfolio under the line were as follows:

        WEIGHTED                                    NUMBER OF     INTEREST    MAXIMUM AMOUNT
         AVERAGE                 WEIGHTED             DAYS        EXPENSE     BORROWED DURING
      INTEREST RATE        AVERAGE LOAN BALANCE    OUTSTANDING    INCURRED      THE PERIOD
  ---------------------    --------------------    -----------    --------    ---------------
     2.50%                       $120,000               1            $8          $120,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2002.

G. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for the Portfolio was 0.675% of the net asset value of its shares and were recorded as an addition to paid-in capital. Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF INTERNATIONAL SMALL COMPANY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                       THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments -- December 31, 2002 (Unaudited)
  The Japanese Small Company Series...................................     81
  The Pacific Rim Small Company Series................................     90
  The United Kingdom Small Company Series.............................     98
  The Continental Small Company Series................................    104

Schedules of Investments -- November 30, 2002
  The Japanese Small Company Series...................................    117
  The Pacific Rim Small Company Series................................    126
  The United Kingdom Small Company Series.............................    135
  The Continental Small Company Series................................    141

Statements of Assets and Liabilities -- December 31, 2002
 (Unaudited)..........................................................    154

Statements of Assets and Liabilities -- November 30, 2002.............    155

Statements of Operations..............................................    156

Statements of Changes in Net Assets...................................    157

Financial Highlights..................................................    158

Notes to Financial Statements.........................................    160

Report of Independent Certified Public Accountants....................    164

Fund Management.......................................................    165

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

                                          SHARES       VALUE+
                                          ------       ------
JAPAN -- (96.6%)
COMMON STOCKS -- (96.5%)
 *ASK Corp., Yokohama...................  64,000    $     12,960
 Achilles Corp..........................  549,000        514,161
 Advan Co., Ltd.........................  36,000         255,144
 Aica Kogyo Co., Ltd....................  164,000      1,048,858
 *Aichi Corp............................  57,000          79,353
 Aichi Machine Industry Co., Ltd........  157,000        262,282
 Aichi Tokei Denki Co., Ltd.............  67,000         122,105
 Aida Engineering, Ltd..................  160,000        323,992
 Aigan Co., Ltd.........................  15,000          83,529
 Aiphone Co., Ltd.......................  27,400         255,687
 Airport Facilities Co., Ltd............  79,970         243,578
 Aisan Industry Co., Ltd................  42,000         312,906
 *Akai Electric Co., Ltd................  363,000          3,063
 Akebono Brake Industry Co., Ltd........  141,000        218,897
 Allied Telesis KK......................   8,000         167,396
 Aloka Co., Ltd.........................  43,000         300,764
 Alpha Systems Inc......................   8,000          75,328
 Alps Logistics Co., Ltd................  13,000          59,230
 Altech Co., Ltd........................  14,000          49,611
 Amada Machinics Co., Ltd...............  191,414        306,853
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................  12,000          78,973
 Ando Corp..............................  120,000        114,410
 Anest Iwata Corp.......................  74,000          83,040
 Anrakutei Co., Ltd.....................  13,000          66,908
 Aoi Advertising Promotion, Inc.........  14,000          71,464
 Aoki International Co., Ltd............  74,200         294,242
 *Apic Yamada Corp......................   7,000          10,336
 #*Arabian Oil Co., Ltd.................  66,300         374,234
 *Arai-Gumi, Ltd........................  34,450          19,475
 Araya Industrial Co., Ltd..............  84,000          53,155
 #*Argo 21 Corp.........................  13,200          74,619
 Arisawa Manufacturing Co., Ltd.........  23,100         431,707
 Aronkasei Co., Ltd.....................  53,000         125,210
 #*Asahi Denka Kogyo KK.................  169,000        832,728
 *#Asahi Diamond Industrial Co., Ltd....  99,000         353,329
 #*Asahi Kogyosha Co., Ltd..............  48,000         110,967
 *Asahi Optical Co., Ltd................  180,000        255,144
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................  259,000        439,237
 #*Asahi Soft Drinks Co., Ltd...........  69,000         236,945
 *Asahi Tec Corp........................  86,000          59,500
 *Asahi Techno Glass Corp...............  34,000          40,448
 #*Asanuma Corp.........................  145,000        108,883
 #*Ashimori Industry Co., Ltd...........  84,000         116,941
 Asia Securities Printing Co., Ltd......  16,000          79,648
 *Asics Corp............................  333,000        280,962
 Atom Corp..............................   3,000          31,387
 #*Atsugi Nylon Industrial Co., Ltd.....  322,000        206,478
 Aucnet, Inc............................  15,000         107,576
 *Azel Corp., Tokyo.....................  89,000          22,528
 Azwell, Inc............................  93,400         353,044
 Bando Chemical Industries, Ltd.........  213,000        379,198
 Bank of Okinawa, Ltd...................  27,300         474,497
 #*Bank of the Ryukyus, Ltd.............  30,280         364,061
 #*Best Denki Co., Ltd..................  132,000        410,964
 #*Bosch Automotive Systems Corp........  386,000        576,453
                                          SHARES       VALUE+
                                          ------       ------
 Bull Dog Sauce Co., Ltd................  15,000    $     76,315
 Bunka Shutter Co., Ltd.................  134,000        322,221
 C Two-Network Co., Ltd.................  10,000         212,198
 #*CAC Corp.............................  11,000          60,976
 #*CKD Corp.............................  113,000        305,093
 #*CMK Corp.............................  62,000         315,437
 CTI Engineering Co., Ltd...............  19,000          77,910
 *Cabin Co., Ltd........................  67,000          65,009
 #*Calpis Co., Ltd......................  115,000        528,808
 #*Canon Aptex, Inc.....................  34,000         189,907
 Canon Electronics, Inc.................  40,000         202,158
 *Carolina Co., Ltd.....................  40,000          10,125
 *Catena Corp...........................  18,000          24,755
 Central Finance Co., Ltd...............  180,000        563,443
 Central Security Patrols Co., Ltd......  12,000          50,016
 #*Cesar Co.............................  79,000          24,662
 #*Chiba Kogyo Bank, Ltd................  53,200         287,722
 #*Chino Corp...........................  70,000         134,069
 *Chisan Tokan Co., Ltd.................  64,000          19,440
 Chiyoda Co., Ltd.......................  58,000         411,065
 #*Chiyoda Corp.........................  342,500        569,286
 Chofu Seisakusho Co., Ltd..............  25,000         338,758
 *Chori Co., Ltd........................  175,000         64,967
 Chuetsu Pulp and Paper Co., Ltd........  172,000        285,889
 #*Chugai Ro Co., Ltd...................  139,000        111,415
 #*Chugoku Marine Paints, Ltd...........  111,000        245,374
 Chugokukogyo Co., Ltd..................  45,000          31,134
 Chuo Gyorui Co., Ltd...................  35,000          49,021
 Chuo Spring Co., Ltd., Nagoya..........  99,000         316,576
 #*Clarion Co., Ltd.....................  171,000         96,666
 Cleanup Corp...........................  71,000         540,342
 #*Co-Op Chemical Co., Ltd..............  80,000          35,774
 Colowide Co., Ltd......................  14,000         105,247
 Computer Engineering & Consulting,
   Ltd..................................  25,000         206,714
 Copyer Co., Ltd........................  27,000          60,597
 Cosel Co., Ltd.........................  27,000         473,839
 #*Cosmo Securities Co., Ltd............  444,000        224,770
 Credia Co., Ltd........................  14,000         135,959
 Cresco, Ltd............................   7,000          36,618
 #*D'urban, Inc.........................  114,000         61,559
 #*Dai Nippon Toryo, Ltd................  193,000        170,982
 Dai-Dan Co., Ltd.......................  80,000         296,318
 Daido Kogyo Co., Ltd...................  60,000          70,873
 *Daido Steel Sheet Corp................  84,000          85,757
 Daidoh, Ltd............................  54,000         277,469
 Daihen Corp............................  205,000        172,965
 #*Daiho Corp...........................  96,000          98,008
 Daiichi Cement Co., Ltd................  33,000          41,208
 Dai-Ichi Jitsugyo Co., Ltd.............  80,000         103,273
 *Dai-Ichi Katei Denki Co., Ltd.........  91,000             768
 *Dai-Ichi Kogyo Seiyaku Co., Ltd.......  47,000          57,104
 Daiken Corp............................  195,000        348,798
 #*Daiki Co., Ltd.......................  31,000         346,039
 Daiko Shoken Business Co., Ltd.........   6,000          13,415
 #*Daikyo, Inc..........................  444,000        157,339
 #*Daimei Telecom Engineering Corp......  66,000         153,694
 Dainichi Co., Ltd......................  15,200          54,633

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #*Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............  163,000   $    350,696
 Dainippon Shigyo Co., Ltd..............  16,000          57,374
 Daiseki Co., Ltd.......................  24,000         376,034
 #*Daiso Co., Ltd.......................  112,000        151,196
 *Daisue Construction Co., Ltd..........  92,500          21,072
 Daisyo Corp............................  24,000         195,813
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................  42,000          12,048
 Daiwa Industries, Ltd..................  76,000         200,706
 Daiwa Kosho Lease Co., Ltd.............  157,000        369,579
 *Daiwa Seiko, Inc......................  145,000         99,096
 #*Daiwabo Co., Ltd.....................  262,000        134,845
 Daiwabo Information System Co., Ltd....  22,000         112,300
 *Dantani Corp..........................  68,000             574
 Danto Corp.............................  42,000         126,509
 Data Communication System Co., Ltd.....   9,000         137,899
 #*Denki Kagaku Kogyo KK................     800           1,748
 Denki Kogyo Co., Ltd...................  95,000         187,561
 #*Denyo Co., Ltd.......................  38,000         154,217
 *Descente, Ltd.........................  133,000         76,307
 *Dia Kensetsu Co., Ltd.................  31,000          42,895
 Diamond Computer Service Co., Ltd......  18,000          82,314
 *Dijet Industrial Co., Ltd.............  34,000          24,671
 Doshisha Co., Ltd......................  15,000         193,763
 *Dynic Corp............................  52,000          27,641
 Eagle Industry Co., Ltd................  78,000         261,269
 *Eco-Tech Construction Co., Ltd........  68,000          16,065
 #*Edion Corp...........................  112,316        542,052
 *#Eiken Chemical Co., Ltd..............  24,000         135,672
 Elna Co., Ltd..........................  22,000          46,034
 Enplas Corp............................  18,000         448,021
 *Enshu, Ltd............................  69,000          47,156
 Ensuiko Sugar Refining Co., Ltd........  51,000          76,594
 #*Exedy Corp...........................  71,000         551,124
 #*FDK Corp.............................  105,000        110,740
 *First Baking Co., Ltd.................  67,000          52,573
 Fontaine Co., Ltd......................   5,000          46,405
 Foster Electric Co., Ltd...............  32,000          91,528
 France Bed Co., Ltd....................  193,000        439,668
 #*Fudo Construction Co., Ltd...........  201,000         66,140
 *#Fuji Denki Reiki Co., Ltd............  81,800         199,459
 Fuji Kiko Co., Ltd.....................  51,000          74,012
 *Fuji Kisen Kaisha, Ltd................   8,000           7,087
 *Fuji Kosan Co., Ltd...................  130,000         47,164
 Fuji Kyuko Co., Ltd....................  107,000        369,242
 *Fuji Spinning Co., Ltd., Tokyo........  163,000         59,137
 #*Fujicco Co., Ltd.....................  42,000         365,706
 *Fujii & Co., Ltd......................  44,000             371
 *Fujiko Co., Ltd.......................  55,000             928
 Fujikura Kasei Co., Ltd................  15,000          49,611
 #*Fujirebio, Inc.......................  75,000         511,933
 Fujita Kanko, Inc......................  132,000        500,062
 #*Fujitec Co., Ltd.....................  126,000        656,996
 Fujitsu Business Systems, Ltd..........  32,500         274,212
 Fujitsu Denso, Ltd.....................  36,000         118,156
 Fujitsu Devices, Inc...................  32,000         192,235
 *Fujitsu General, Ltd..................  111,000        152,656
 Fujitsu Kiden, Ltd.....................  16,000          71,548
 #*Fujiya Co., Ltd......................  190,000        187,561
 #*Fukuda Corp..........................  65,000         159,592
                                          SHARES       VALUE+
                                          ------       ------
 #*Fukushima Bank, Ltd..................  117,000   $    107,601
 *Fukusuke Corp.........................  95,000          27,252
 *Furukawa Battery Co., Ltd.............  45,000          71,000
 *Furukawa Co., Ltd.....................  208,000         94,768
 Fuso Lexel Inc.........................   8,000          24,164
 #*Fuso Pharmaceutical Industries,
   Ltd..................................  99,000         258,105
 *Ga-jo-en Kanko KK.....................  37,000               0
 *Gakken Co., Ltd.......................  158,000        129,310
 Genki Sushi Co., Ltd...................   3,000          34,120
 Geostar Corp...........................  10,000          29,952
 #*Godo Shusei Co., Ltd.................  74,000         124,872
 *Godo Steel, Ltd.......................  245,000        113,693
 *Goldwin, Inc..........................  47,000          33,707
 *#Gourmet Kineya Co., Ltd..............  31,000         211,337
 *Graphtec Corp.........................  39,000          24,021
 Gun-Ei Chemical Industry Co., Ltd......  164,000        297,499
 *Gunze Sangyo, Inc., Tokyo.............  90,000         111,625
 Hac Kimisawa Co., Ltd..................  41,000         285,392
 Hagoromo Foods Corp....................  14,000         108,200
 *Hakone Tozan Railway Co., Ltd.........  52,000         123,725
 Hakuto Co., Ltd........................  25,000         239,197
 Hakuyosha Co., Ltd.....................  57,000         138,988
 Hanwa Co., Ltd.........................  405,000        492,063
 Happinet Corp..........................  15,000         101,880
 Harashin Co., Ltd......................   8,000          54,404
 Harima Chemicals, Inc..................  37,000          98,961
 Harumoto Corp..........................  32,000          45,899
 *Hayashikane Sangyo Co., Ltd...........  128,000         48,599
 Heiwado Co., Ltd.......................  49,000         436,580
 Hibiya Engineering, Ltd................  60,000         326,017
 Higashi-Nippon Bank, Ltd...............  60,000         173,640
 #*Hikari Tsushin, Inc..................  50,000         443,802
 *Hirabo Corp...........................  79,000          16,664
 Hisaka Works, Ltd......................  48,000         172,121
 Hitachi Business Solution Co., Ltd.....  10,000          62,436
 #*Hitachi Construction Machinery Co.,
   Ltd..................................  150,000        541,675
 Hitachi Kiden Kogyo, Ltd...............  20,000          55,180
 Hitachi Koki Co., Ltd..................  177,000        519,704
 *Hitachi Kokusai Electric, Inc.........  76,000         212,890
 Hitachi Medical Corp...................  53,000         510,229
 Hitachi Metals Techno, Ltd.............  12,000          30,374
 Hitachi Plant Engineering &
   Construction Co., Ltd................  204,000        438,908
 Hitachi Powdered Metal Co., Ltd........  46,000         203,761
 *Hitachi Seiki Co., Ltd................  108,000            911
 Hitachi Tool Engineering, Ltd..........  30,000         113,397
 Hitachi, Ltd...........................   6,500          24,953
 Hochiki Corp...........................  42,000         113,043
 #*Hodogaya Chemical Co., Ltd...........  100,000         91,123
 *Hohsui Corp...........................  56,000          36,854
 Hokkai Can Co., Ltd., Tokyo............  116,000        199,660
 #*Hokkaido Bank, Ltd...................  505,000        379,214
 Hokkaido Coca Cola Bottling Co., Ltd...  26,000         111,879
 Hokkaido Gas Co., Ltd..................  87,000         193,788
 Hokko Chemical Industry Co., Ltd.......  41,000         125,572
 *Hoko Fishing Co., Ltd.................  79,000             667
 *Hokuriku Electric Industry Co.,
   Ltd..................................  112,000         51,029
 Hokuriku Electrical Construction Co.,
   Ltd..................................  36,000          71,683
 Hokuriku Gas Co., Ltd..................  64,000         126,897
 *Hokushin Co., Ltd.....................  39,900          17,506

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Homac Corp.............................  60,000    $    491,051
 Honen Ajinomoto Oil Mills, Inc.........  128,000        180,356
 Honshu Chemical Industry Co., Ltd......   3,000          11,036
 #*Horiba, Ltd..........................  54,000         357,657
 Horipro, Inc...........................  16,000          80,323
 *Hosokawa Micron Corp..................  40,000         142,759
 *Howa Machinery, Ltd...................  181,000         82,466
 #*I-Net Corp...........................  12,000          31,690
 ISE Chemicals Corp.....................  17,000          36,719
 *Ichida and Co., Ltd...................  23,400          10,266
 #*Ichikawa Co., Ltd....................  49,000          90,127
 *Ichiken Co., Ltd......................  48,000          19,440
 Ichikoh Industries, Ltd................  141,000        254,587
 Ichiyoshi Securities Co., Ltd..........  54,000          91,123
 Idec Izumi Corp........................  60,000         190,852
 #*Ihara Chemical Industry Co., Ltd.....  80,000         128,922
 Iino Kaiun Kaisha, Ltd.................  161,000        302,924
 #*Ikegami Tsushinki Co., Ltd...........  102,000         87,782
 #*Impact 21 Co., Ltd...................  19,000         214,012
 Inaba Denki Sangyo Co., Ltd............  38,000         448,864
 #*Inaba Seisa Kusho Co., Ltd...........  18,700         280,844
 Inabata and Co., Ltd., Osaka...........  85,000         336,353
 Inageya Co., Ltd.......................  77,000         545,725
 Intec, Inc.............................  35,000         144,700
 #*Inui Steamship Co., Ltd..............  31,000           9,678
 *Iseki & Co., Ltd......................  322,000        195,610
 Ishii Hyoki Co., Ltd...................   3,600          31,285
 #*Ishii Iron Works Co., Ltd............  52,000          33,344
 *Ishikawa Seisakusho, Ltd..............  75,000          33,538
 *Ishikawajima Transport Machinery Co.,
   Ltd..................................  16,000          20,654
 *Ishizuka Glass Co., Ltd...............  49,000          57,880
 Itochu Fuel Corp.......................  192,000        944,438
 Itochu Warehouse Co., Ltd..............  15,000          18,098
 Itoki Crebio Corp......................  56,000         103,003
 Iuchi Seieido Co., Ltd.................  17,000         199,373
 *Iwasaki Electric Co., Ltd.............  110,000        179,124
 *#Iwatsu Electric Co., Ltd.............  145,000        123,564
 *Izukyu Corp...........................   5,000          82,264
 #*Izumiya Co., Ltd.....................  128,000        605,866
 #*Izutsuya Co., Ltd....................  123,000        146,328
 JMS Co., Ltd...........................  59,000         138,389
 *Jac Holdings Co., Ltd.................  11,000          51,881
 Jaccs Co., Ltd.........................  84,000         277,115
 Jamco Corp.............................  18,000          48,599
 *Janome Sewing Machine Co., Ltd........  224,000        109,617
 #*Japan Aircraft Manufacturing Co.,
   Ltd..................................  70,000          72,055
 Japan Aviation Electronics Industry,
   Ltd..................................  130,000        680,046
 *#Japan Business Computer Co., Ltd.....  34,000         146,303
 #*Japan Carlit Co., Ltd................  28,000         184,507
 Japan Digital Laboratory Co., Ltd......  35,600         223,774
 #*Japan Foundation Engineering Co.,
   Ltd..................................  49,200          88,420
 Japan Information Processing Service
   Co., Ltd.............................  26,000         189,755
 Japan Kenzai Co., Ltd..................   4,400          14,850
 Japan Maintenance Co., Ltd.............  27,000          94,540
 Japan Medical Dynamic Marketing Inc....  18,700         300,566
 *Japan Metals & Chemicals Co., Ltd.....  190,000          1,603
 Japan Oil Transportation Co., Ltd......  45,000          73,658
                                          SHARES       VALUE+
                                          ------       ------
 *#Japan Pulp and Paper Co., Ltd........  99,000    $    271,470
 *Japan Steel Works, Ltd................  546,000        294,833
 #*Japan Storage Battery Co., Ltd.......  187,000        230,355
 Japan Transcity Corp...................  90,000         173,133
 #*Japan Vilene Co., Ltd................  101,000        166,173
 *#Japan Wool Textile Co., Ltd..........  138,000        456,424
 Jastec Co., Ltd........................   8,000          84,373
 Jeans Mate Corp........................   9,800          99,057
 #*Jeol, Ltd............................  97,000         351,101
 Jidosha Denki Kogyo Co., Ltd...........  10,000          16,790
 *Joban Kosan Co., Ltd..................  101,000         99,704
 Joint Corp.............................  15,500          89,452
 #*Joshin Denki Co., Ltd................  98,000          62,014
 Jsp Corp...............................  16,000          70,198
 #*Jujiya Co., Ltd......................  161,000         31,243
 Juken Sangyo Co., Ltd..................  86,000         464,389
 #*Juki Corp............................  153,000        278,836
 *Jyomo Co., Ltd........................  48,000          57,509
 K.R.S. Corp............................   8,000          68,308
 KTK Telecommunications Engineering Co.,
   Ltd..................................  45,202         179,631
 Kabuki-Za Co., Ltd.....................  15,000         488,520
 Kadokawa Shoten Publishing Co., Ltd....  27,000         410,053
 #*Kaga Electronics Co., Ltd............  33,000         501,176
 Kagawa Bank, Ltd.......................  83,350         428,982
 Kahma Co., Ltd.........................  46,000         261,590
 *Kakuei (L.) Corp......................  100,000            844
 *Kamagai Gumi Co., Ltd.................  439,000         40,744
 Kameda Seika Co., Ltd..................  19,000          99,071
 Kamei Corp.............................  59,000         234,464
 Kanaden Corp...........................  50,000         143,856
 Kanagawa Chuo Kotsu Co., Ltd...........  90,000         450,299
 *#Kanamoto Co., Ltd....................  43,000         148,750
 #*Kanematsu Corp.......................  402,500        258,097
 Kanematsu Electronics, Ltd.............  38,000         218,020
 *Kanematsu-NNK Corp....................  60,000          51,636
 Kanto Auto Works, Ltd., Yokosuka.......  78,000         424,481
 *Kanto Bank, Ltd.......................  19,100         136,980
 #*Kanto Denka Kogyo Co., Ltd...........  83,000         159,667
 Kanto Natural Gas Development Co.,
   Ltd..................................  104,000        439,617
 #*Kanto Special Steel Works, Ltd.......  84,000          16,301
 Kasai Kogyo Co., Ltd...................  28,000          47,958
 Kasei (C.I.) Co., Ltd..................  46,000         139,334
 Kasumi Co., Ltd........................  132,000        526,791
 Katakura Chikkarin Co., Ltd............  17,000          36,002
 #*Katakura Industries Co., Ltd.........  49,000         214,156
 Kato Sangyo Co., Ltd...................  51,000         228,060
 *Kato Spring Works Co., Ltd............  78,000          90,819
 Kato Works Co., Ltd....................  82,000          66,418
 Katsumura Construction Co., Ltd........  48,600          32,804
 Kawada Industries, Inc.................  76,000         116,063
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............  99,000          47,612
 #*Kawashima Textile Manufacturers,
   Ltd..................................  126,000        104,184
 *Kawasho Corp..........................  549,000        342,774
 Kawasho Gecoss Corp....................  52,000         149,171
 Kawasumi Laboratories, Inc.............  26,000         165,624
 Kayaba Industry Co., Ltd...............  321,000        552,508
 Keihin Co., Ltd........................  100,000        117,278

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Keiyo Co., Ltd.........................  139,900   $    731,835
 Kentucky Fried Chicken Japan, Ltd......  10,000         234,979
 #*Kenwood Corp.........................  201,000        259,472
 *#Key Coffee, Inc......................  33,000         406,509
 Kibun Food Chemifa Co., Ltd............  35,000         163,895
 *Kimmon Manufacturing Co., Ltd.........  41,000          25,599
 *Kimura Chemical Plants Co., Ltd.......  27,000          31,893
 *Kinki Nippon Tourist Co., Ltd.........  133,000        207,600
 #*Kinki Sharyo Co., Ltd., Nagaokakyo...  101,000        162,764
 #*Kinseki, Ltd.........................  56,000         179,546
 #*Kinsho-Mataichi Corp.................  21,000          29,058
 #*Kinugawa Rubber Industrial Co.,
   Ltd..................................  83,000          44,819
 Kioritz Corp...........................  96,000         103,678
 #*Kishu Paper Co., Ltd.................  125,000        132,887
 Kisoji Co., Ltd........................  22,000         248,360
 *Kitagawa Iron Works Co., Ltd..........  124,000         63,820
 Kita-Nippon Bank, Ltd..................   8,506         301,424
 Kitano Construction Corp...............  116,000        129,192
 *Kitz Corp.............................  234,000        227,048
 Koa Corp...............................  58,000         359,193
 #*Koatsu Gas Kogyo Co., Ltd............  78,000         195,458
 Kobayashi Yoko Co., Ltd................   8,000         113,262
 Koito Industries, Ltd..................   8,000          16,267
 #*Kojima Co., Ltd......................  40,000         236,244
 *Kokune Corp...........................  42,000             354
 Kokusai Kogyo Co., Ltd.................  60,000         187,308
 Komai Tekko, Inc.......................  53,000          81,386
 *Komatsu Construction Co., Ltd.........  29,000          30,830
 *Komatsu Electronics Metals Co., Ltd...  25,000          65,811
 #*Komatsu Seiren Co., Ltd..............  75,000         155,035
 Komatsu Wall Industry Co., Ltd.........  14,000         124,146
 Komatsu, Ltd...........................  60,282         196,835
 Konaka Co., Ltd........................  27,000         146,480
 Kondotec, Inc..........................   1,500           5,442
 Konishi Co., Ltd.......................  28,000         245,694
 Kosaido Co., Ltd.......................  34,000         274,820
 *Kosei Securities Co., Ltd.............  137,000        109,811
 *Krosaki Corp..........................  96,000          59,939
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................  153,000        194,927
 Kurabo Industries, Ltd.................  374,000        419,688
 *#Kurimoto, Ltd........................  204,000        261,624
 #*Kuroda Electric Co., Ltd.............  18,000         347,026
 #*Kyoden Co., Ltd......................  68,000         118,763
 *#Kyodo Printing Co., Ltd..............  132,000        373,097
 #*Kyodo Shiryo Co., Ltd................  145,000        103,990
 Kyoei Sangyo Co., Ltd..................  44,000          75,362
 Kyoei Tanker Co., Ltd..................  53,000          44,718
 Kyokuto Boeki Kaisha, Ltd..............  36,000          64,090
 Kyokuto Kaihatsu Kogyo Co., Ltd........  38,300         243,331
 #*Kyokuyo Co., Ltd.....................  167,000        159,220
 #*Kyoritsu Maintenance Co., Ltd........   7,800         136,887
 Kyosan Electric Manufacturing Co.,
   Ltd..................................  94,000         183,208
 Kyowa Electronic Instruments Co.,
   Ltd..................................  30,000          49,105
 #*Kyowa Leather Cloth Co., Ltd.........  32,000         133,917
 Kyudenko Corp..........................  122,000        454,973
 #*Laox Co., Ltd........................  21,000          31,893
 Life Corp..............................  97,000         806,142
 *Lonseal Corp..........................  18,000           6,986
 #*MR Max Corp..........................  56,300         140,606
                                          SHARES       VALUE+
                                          ------       ------
 Maeda Road Construction Co., Ltd.......  105,000   $    372,085
 Maezawa Industries, Inc................  27,700         105,405
 Maezawa Kaisei Industries Co., Ltd.....  20,600         202,139
 Maezawa Kyuso Industries Co., Ltd......  10,000          43,452
 *Magara Construction Co., Ltd..........  61,000          29,336
 #*Makino Milling Machine Co., Ltd......  125,000        251,010
 *Mamiya-Op Co., Ltd....................  58,000          63,617
 Mars Engineering Corp..................  13,000         343,314
 #*Marubun Corp.........................  37,800         158,827
 #*Marudai Food Co., Ltd................  232,000        207,490
 *Maruei Department Store Co., Ltd......  72,000          42,524
 Maruetsu, Inc..........................  189,000        826,029
 Maruha Corp............................  434,000        373,502
 #*Marusan Securities Co., Ltd..........  117,000        214,215
 Maruwa Co., Ltd........................  13,000         104,968
 Maruwn Corp............................  44,000          63,853
 Maruya Co., Ltd........................  14,000          74,417
 Maruyama Manufacturing Co., Inc........  73,000          46,194
 #*Maruzen Co., Ltd.....................  179,000        175,192
 Maruzen Co., Ltd.......................   5,000          14,681
 Maruzen Showa Unyu Co., Ltd............  175,000        327,789
 Maspro Denkoh Corp.....................  27,000         233,502
 Matsuda Sangyo Co., Ltd................  27,000         209,355
 Matsui Construction Co., Ltd...........  40,000          82,686
 Matsuo Bridge Co., Ltd.................  37,000          43,393
 *#Matsuya Co., Ltd.....................  74,000         242,876
 #*Matsuya Foods Co., Ltd...............  20,000         393,178
 *#Matsuzakaya Co., Ltd.................  123,000        295,770
 Meiden Engineering Co., Ltd............  31,000          72,713
 *Meidensha Corp........................  296,000        252,242
 Meiji Shipping Co., Ltd................  47,000          55,121
 *#Meiko National Securities Co.,
   Ltd..................................  99,000         177,917
 Meisei Industrial Co., Ltd.............  29,000          41,351
 #*Meito Sangyo Co., Ltd................  38,000         415,841
 Meito Transportation Co., Ltd..........   9,000          75,708
 Meiwa Estate Co., Ltd..................  34,000         193,923
 *Meiwa Trading Co., Ltd................  55,000          58,470
 Melco, Inc.............................  28,000         408,703
 *#Mercian Corp.........................  212,000        313,024
 #*Milbon Co., Ltd......................  13,200         316,298
 #*Mimasu Semiconductor Industry Co.,
   Ltd..................................  30,000         278,431
 Miroku Jyoho Service Co., Ltd..........  12,000          51,130
 #*Misawa Homes Co., Ltd................  262,900        228,471
 #*Misawa Resort Co., Ltd...............  40,000          74,248
 Mito Securities Co., Ltd...............  63,000          91,427
 Mitsuba Corp...........................  67,000         235,730
 *Mitsubishi Cable Industries, Ltd......  270,000        164,021
 *Mitsubishi Kakoki Kaisha, Ltd.........  117,000         98,716
 Mitsubishi Pencil Co., Ltd.............  61,000         338,142
 #*Mitsubishi Plastics, Inc.............  310,000        381,872
 *Mitsubishi Shindoh Co., Ltd...........  82,000          97,552
 *Mitsubishi Steel Manufacturing Co.,
   Ltd..................................  253,000        136,617
 Mitsuboshi Belting, Ltd................  153,000        329,181
 #*Mitsui Construction Co., Ltd.........  157,000         38,415
 #*Mitsui High-Tec, Inc.................  58,000         460,002
 #*Mitsui Home Co., Ltd.................  97,000         325,730
 *Mitsui Matsushima Co., Ltd............  90,000          47,080
 *Mitsui Mining Co., Ltd................  225,000         75,936
 #*Mitsui Sugar Co., Ltd................  116,000        174,213
 *#Mitsui-Soko Co., Ltd.................  204,000        366,618

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Mitsumura Printing Co., Ltd............  49,000    $    119,067
 Mitsuuroko Co., Ltd....................  76,000         391,153
 Miura Co., Ltd.........................  31,000         409,597
 Miura Printing Corp....................  16,000          39,149
 Miyaji Iron Works Co., Ltd.............  90,000          85,807
 #*Miyoshi Oil & Fat Co., Ltd...........  120,000        172,121
 #*Miyuki Keori Co., Ltd................  50,000          97,029
 Mizuno Corp............................  179,000        419,857
 Mkc-Stat Corp..........................  41,000         187,494
 #*Morinaga & Co., Ltd..................  220,000        280,287
 *Morishita Jinton Co., Ltd.............  19,800          67,659
 Morita Corp............................  72,000         179,208
 *#Moritex Corp.........................  15,000          72,012
 Morozoff, Ltd., Osaka..................  50,000          79,732
 Mory Industries, Inc...................  66,000          86,314
 Mos Food Services, Inc.................  47,000         339,053
 *Mutoh Industries, Ltd.................  61,000          80,289
 Mutow Co., Ltd.........................  38,000          87,849
 Mycal Hokkaido Corp....................  26,000         162,114
 Myojo Foods Co., Ltd...................  25,000          47,038
 #*NAC Co., Ltd.........................  13,000          87,748
 #*NEC System Integration &
   Construction, Ltd....................  58,000         393,938
 *#NOF Corp.............................  54,000         126,661
 *Nabco, Ltd............................  120,000        111,372
 *#Nachi-Fujikoshi Corp.................  433,000        423,789
 Nagano Bank, Ltd.......................  122,000        332,480
 *Nagano Japan Radio Co., Ltd...........   6,000           4,759
 #*Nagatanien Co., Ltd..................  56,000         338,302
 Naigai Clothes Co., Ltd................  30,000          53,661
 *Naigai Co., Ltd.......................  109,000         39,546
 Nakabayashi Co., Ltd...................  92,000         125,750
 #*Nakamuraya Co., Ltd..................  85,000         179,293
 #*Nakano Corp..........................  66,000          29,514
 *Nakayama Steel Works, Ltd.............  206,000        126,880
 Nemic-Lambda KK........................  26,484         158,205
 Neturen Co., Ltd., Tokyo...............  67,000         164,502
 New Japan Radio Co., Ltd...............  29,000         147,054
 Nichia Steel Works, Ltd................  64,900         131,967
 Nichias Corp...........................  237,000        443,920
 #*Nichiban Co., Ltd....................  58,000         116,958
 *Nichiboshin, Ltd......................   1,190           1,004
 Nichiha Corp...........................  64,980         456,697
 *Nichimen Corp.........................  442,000        264,779
 *#Nichimo Co., Ltd.....................  54,000          82,011
 *Nichimo Corp..........................  85,000          17,212
 #*Nichireki Co., Ltd...................  44,000         116,198
 #*Nichiro Corp.........................  289,000        260,907
 Nidec Tosok Corp.......................   3,000          17,971
 Nihon Dempa Kogyo Co., Ltd.............  28,000         272,154
 Nihon Inter Electronics Corp...........  11,000          15,963
 *Nihon Kentetsu Co., Ltd...............  27,000          22,097
 Nihon Kohden Corp......................  85,000         316,272
 Nihon Matai Co., Ltd...................  50,000          61,170
 Nihon Nohyaku Co., Ltd.................  103,000        106,023
 #*Nihon Nosan Kogyo KK.................  201,000        274,735
 #*Nihon Parkerizing Co., Ltd...........  92,000         249,947
 Nihon Shokuh Kako Co., Ltd.............  26,000          32,905
 *Nihon Spindle Manufacturing Co.,
   Ltd..................................  56,000          50,556
 Nihon Tokushu Toryo Co., Ltd...........  35,000         104,243
 *Niigata Engineering Co., Ltd..........  142,000          1,198
 #*Nikken Chemicals Co., Ltd............  130,000        246,791
                                          SHARES       VALUE+
                                          ------       ------
 Nikkiso Co., Ltd.......................  107,000   $    360,214
 Nikko Co., Ltd., Akashi................  65,000         149,720
 *Nippei Toyama Corp....................  34,000          33,277
 #*Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................  265,000        337,619
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................  101,000         48,574
 #*Nippon Carbon Co., Ltd...............  177,000         95,578
 #*Nippon Ceramic Co., Ltd..............  32,000         226,795
 #*Nippon Chemical Industrial Co.,
   Ltd..................................  131,000        164,688
 #*Nippon Chemi-Con Corp................  113,000        337,509
 #*Nippon Chemiphar Co., Ltd............  49,000         179,014
 Nippon Chutetsukan KK..................  44,000          35,268
 *Nippon Columbia Co., Ltd..............  134,000         96,101
 Nippon Concrete Industries Co., Ltd....  65,000          43,326
 Nippon Conlux Co., Ltd.................  63,000         272,685
 *Nippon Conveyor Co., Ltd..............  43,000          17,777
 *#Nippon Denko Co., Ltd................  159,000        181,107
 #*Nippon Densetsu Kogyo Co., Ltd.......  118,000        421,139
 #*Nippon Denwa Shisetu Co., Ltd........  90,000         176,171
 Nippon Felt Co., Ltd...................  28,000          68,275
 #*Nippon Fine Chemical Co., Ltd........  40,000         102,935
 #*Nippon Flour Mills Co., Ltd..........  186,000        389,196
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................  100,000         60,749
 Nippon Gas Co., Ltd....................  62,000         394,950
 *Nippon Hume Pipe Co., Ltd.............  43,000          52,244
 *Nippon Kakon Seishi Co., Ltd..........  132,000          1,114
 #*Nippon Kasei Chemical Co., Ltd.......  154,000        116,941
 #*Nippon Kinzoku Co., Ltd..............  93,000          50,219
 #*Nippon Koei Co., Ltd., Tokyo.........  146,000        214,341
 Nippon Kokan Koji Corp.................  32,000          84,508
 #*Nippon Konpo Unyu Soko Co., Ltd......  59,000         423,131
 *Nippon Koshuha Steel Co., Ltd.........  151,000         53,509
 *Nippon Lace Co., Ltd..................  26,000           8,775
 Nippon Light Metal Co., Ltd............  570,000        418,406
 #*Nippon Metal Industry Co., Ltd.......  282,000        118,966
 Nippon Pillar Packing Co., Ltd.........  15,000          71,000
 Nippon Pipe Manufacturing Co., Ltd.....  35,000          62,605
 *Nippon Piston Ring Co., Ltd...........  133,000         88,651
 #*Nippon Road Co., Ltd.................  147,000        158,756
 Nippon Seiki Co., Ltd..................  76,000         309,716
 *Nippon Seisen Co., Ltd................  39,000          49,029
 *#Nippon Sharyo, Ltd...................  215,000        328,338
 Nippon Shinyaku Co., Ltd...............  73,000         384,336
 Nippon Signal Co., Ltd.................  109,000        248,310
 *Nippon Soda Co., Ltd..................  192,000        291,593
 #*Nippon Steel Chemical Co., Ltd.......  306,000        340,799
 Nippon Suisan Kaisha, Ltd..............  246,000        498,138
 #*Nippon Synthetic Chemical Industry
   Co., Ltd.............................  152,000        132,094
 Nippon Systemware Co., Ltd.............  20,000         112,047
 Nippon Thompson Co., Ltd...............  77,000         253,372
 Nippon Tungsten Co., Ltd...............   3,000           3,670
 Nippon Unipac Holding..................       0           3,476
 *Nippon Valqua Industries, Ltd.........  119,000        134,541
 *Nippon Yakin Kogyo Co., Ltd...........  243,000         38,955
 Nippon Yusoki Co., Ltd.................  49,000          51,678
 Nishimatsuya Chain Co., Ltd............  20,400         482,799
 *Nishimatsuya New......................  10,200         248,715
 *Nissan Construction Co., Ltd..........  90,000             759
 *Nissan Diesel Motor Co., Ltd..........  284,000        165,337

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Nissan Shatai Co., Ltd.................  168,000   $    547,142
 *Nisseki House Industry Co., Ltd.......  260,000          2,194
 Nissha Printing Co., Ltd...............  81,000         511,199
 #*Nisshin Fire & Marine Insurance Co.,
   Ltd..................................  201,000        371,402
 Nisshin Fudosan Co., Ltd...............   9,000          69,861
 Nisshin Oil Mills, Ltd.................  196,000        406,813
 Nissho Electronics Corp................  23,000         160,098
 Nissin Corp............................  150,000        234,135
 Nissin Electric Co., Ltd...............  187,000        194,066
 Nissin Kogyo Co., Ltd..................  22,500         471,751
 Nissin Sugar Manufacturing Co., Ltd....  96,000         115,017
 Nissui Pharmaceutical Co., Ltd.........  13,000          53,526
 Nitsuko Corp...........................  75,000         170,223
 Nitta Corp.............................  42,000         290,581
 *#Nittetsu Mining Co., Ltd.............  147,000        222,011
 Nitto Boseki Co., Ltd..................  364,000        285,620
 Nitto Construction Co., Ltd............  49,000          77,311
 Nitto Electric Works, Ltd..............  67,000         367,444
 #*Nitto Flour Milling Co., Ltd.........  54,000          97,046
 Nitto Kohki Co., Ltd...................  25,000         295,727
 Nitto Seiko Co., Ltd...................  56,000          59,061
 *Nitto Seimo Co., Ltd..................  32,000          12,690
 #*Nittoc Construction Co., Ltd.........  61,000         126,095
 Noda Corp..............................   1,300           3,181
 Nohmi Bosai, Ltd.......................  59,000         177,715
 Nomura Co., Ltd........................   6,000          16,706
 O-M, Ltd...............................  46,000          35,319
 *OKK Corp..............................  101,000         30,678
 OSG Corp...............................  133,000        391,634
 *Obayashi Road Corp....................  65,000          91,587
 Odakyu Construction Co., Ltd...........  29,000          58,234
 Odakyu Real Estate Co., Ltd............  58,000          94,447
 Ohki Corp..............................  73,000         114,562
 *#Ohtsu Tire & Rubber Co., Ltd.........  126,000        204,115
 Oiles Corp.............................  30,000         437,896
 Okabe Co., Ltd.........................  39,000          82,264
 Okamoto Industries, Inc................  212,000        425,712
 *Oki Electric Cable Co., Ltd...........  56,000          68,511
 Okinawa Electric Power Co., Ltd........  20,000         426,084
 *Okuma and Howa Machinery, Ltd.........  69,000          41,916
 *Okuma Corp............................  163,000        184,288
 *Okura and Co., Ltd....................  128,000              0
 #*Okura Industrial Co., Ltd............  96,000         267,294
 Olympic Corp...........................  31,000         339,239
 *Ono Sokki Co., Ltd....................  43,000          60,951
 Organo Corp............................  101,000        276,954
 *Orient Watch Co., Ltd.................  12,000           2,531
 #*Oriental Construction Co., Ltd.......  39,000         133,596
 Oriental Yeast Co., Ltd................  34,000         174,990
 Origin Electric Co., Ltd...............  54,000          91,123
 Osaka Securities Finance Co., Ltd......  54,000          81,099
 Osaka Steel Co., Ltd...................  62,000         293,466
 Osaki Electric Co., Ltd................  56,000         147,889
 Oyo Corp...............................  47,000         295,432
 #*P.S.C. Corp..........................  35,000         123,733
 PCA Corp...............................   3,000          19,996
 Pacific Industrial Co., Ltd............  78,000         164,527
 *Pacific Metals Co., Ltd...............  299,000        209,388
 #*Parco Co., Ltd.......................  82,000         330,708
 *Pasco Corp............................  111,500        300,102
 #*Penta-Ocean Construction Co., Ltd....  379,000        143,898
                                          SHARES       VALUE+
                                          ------       ------
 Pigeon Corp............................  37,000    $    244,437
 Pilot Group Holdings Corp..............      32          92,068
 Pocket Card Co., Ltd...................  41,000         270,517
 #*Pokka Corp...........................  48,000          93,958
 Poplar Co., Ltd........................   6,600          55,185
 *Press Kogyo Co., Ltd..................  143,000         66,359
 #*Prima Meat Packers, Ltd..............  230,000         85,385
 Pulstec Industrial Co., Ltd............  21,200          82,817
 Q'Sai Co., Ltd.........................  42,000         122,965
 #*Raito Kogyo Co., Ltd.................  84,900         148,280
 #*Rasa Industries, Ltd.................  119,000        152,614
 *Renown Look, Inc......................  50,000         121,497
 #*Renown, Inc..........................  402,000        193,332
 Rheon Automatic Machinery Co., Ltd.....  40,000          92,135
 *Rhythm Watch Co., Ltd.................  344,000        211,877
 Ricoh Elemex Corp......................  11,000          32,948
 Ricoh Leasing Co., Ltd.................   4,000          46,608
 Right On Co., Ltd......................  21,000         216,164
 Riken Corp.............................  193,000        400,586
 Riken Keiki Co., Ltd...................  33,000         109,980
 #*Riken Vinyl Industry Co., Ltd........  123,000        313,412
 Riken Vitamin Co., Ltd.................  24,000         229,022
 Ringer Hut Co., Ltd....................  26,000         242,623
 #*Rock Field Co., Ltd..................  14,000         221,007
 Rohto Pharmaceutical Co., Ltd..........  56,000         388,386
 Roland Corp............................  26,400         260,389
 *#Royal Co., Ltd.......................  62,000         448,308
 *Ryobi, Ltd............................  238,000        273,099
 Ryoden Trading Co., Ltd................  80,000         201,820
 Ryoyo Electro Corp.....................  45,000         351,582
 #*S Foods, Inc.........................  28,000         127,572
 S.T. Chemical Co., Ltd.................  48,000         330,877
 SMK Corp...............................  127,000        289,315
 SPC Electronic Corp....................  29,000          94,447
 SRL, Inc...............................  42,000         366,769
 #*SXL Corp.............................  148,000        119,877
 Saeki Kensetsu Kogyo Co., Ltd..........  71,000          42,532
 #*Sagami Chain Co., Ltd................  37,000         297,508
 Sagami Co., Ltd........................  60,000         169,083
 *Sailor Pen Co., Ltd...................  44,000          58,656
 Sakai Chemical Industry Co., Ltd.......  141,000        359,277
 Sakai Heavy Industries, Ltd............  60,000          63,786
 *Sakai Ovex Co., Ltd...................  85,000          32,273
 Sakata Inx Corp........................  92,000         217,345
 *Sakurada Co., Ltd.....................  38,000          22,443
 Sala Corp..............................  41,000         199,601
 San-Ai Oil Co., Ltd....................  118,000        294,698
 Sankei Building Co., Ltd...............  97,000         264,349
 #*Sanki Engineering Co., Ltd...........  105,000        504,087
 Sanko Co., Ltd.........................   2,000           6,244
 *Sanko Metal Industrial Co., Ltd.,
   Tokyo................................  54,000          35,082
 *Sankyo Aluminum Industry Co., Ltd.....  359,000        305,928
 *Sankyo Seiki Manufacturing Co., Ltd...  76,000         111,575
 Sankyo Seiko Co., Ltd..................  86,000         232,195
 #*Sankyu, Inc., Tokyo..................  415,000        266,112
 Sanoh Industrial Co., Ltd..............  53,000         178,424
 Sanshin Electronics Co., Ltd...........  51,000         185,891
 Sanwa Electric Co., Ltd................  17,000          16,782
 Sanyo Denki Co., Ltd...................  65,000         105,297
 Sanyo Engineering & Construction,
   Inc..................................   9,000          18,149

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #*Sanyo Industries, Ltd., Tokyo........  48,000    $    140,532
 #*Sanyo Special Steel Co., Ltd.........  339,000        245,981
 Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................  257,000        160,461
 *Sata Construction Co., Ltd., Gumma....  61,000          21,102
 Sato Shoji Corp........................  31,000          75,067
 Satori Electric Co., Ltd...............  10,400          47,296
 *Sawafugji Electric Co., Ltd...........  31,000          32,171
 Secom Techno Service Co., Ltd..........   9,000         167,818
 Seijo Corp.............................   8,000          80,661
 Seika Corp.............................  145,000        150,479
 *Seikitokyu Kogyo Co., Ltd.............  86,000          39,908
 *Seiko Corp............................  102,407        160,711
 Seirei Industry Co., Ltd...............  12,000          10,530
 #*Seiren Co., Ltd......................  81,000         269,951
 #*Sekisui Jushi Co., Ltd...............  85,000         256,747
 #*Sekisui Plastics Co., Ltd............  150,000        229,073
 Sekiwa Real Eastate, Ltd...............  16,000          67,498
 Senko Co., Ltd.........................  205,000        409,926
 Senshukai Co., Ltd.....................  70,000         348,461
 Shaddy Co., Ltd........................  27,000         267,446
 #*Shibaura Engineering Works Co.,
   Ltd..................................  71,000         144,970
 Shibusawa Warehouse Co., Ltd...........  119,000        221,893
 Shibuya Kogyo Co., Ltd.................  54,000         378,160
 *Shikibo, Ltd..........................  155,000         48,388
 #*Shikoku Chemicals Corp...............  89,000         281,595
 Shikoku Coca-Cola Bottling Co., Ltd....  31,000         259,202
 Shimizu Bank, Ltd......................  12,600         552,812
 #*Shimura Kako Co., Ltd................  55,000          33,412
 Shin Nippon Air Technologies Co.,
   Ltd..................................  37,180         127,048
 Shinagawa Fuel Co., Ltd................  160,000        566,987
 Shinagawa Refractories Co., Ltd........  116,000        133,107
 #*Shindengen Electric Manufacturing
   Co., Ltd.............................  106,000        162,772
 Shin-Etsu Polymer Co., Ltd.............  111,000        467,334
 Shinkawa, Ltd..........................  21,000         350,823
 Shin-Keisei Electric Railway Co.,
   Ltd..................................  32,000          85,048
 Shinki Co., Ltd........................  61,000         208,443
 #*Shinko Electric Co., Ltd.............  257,000        368,626
 Shinko Shoji Co., Ltd..................  41,000         137,334
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................  71,000         227,039
 *Shinmaywa Industries, Ltd.............  168,000        219,707
 *Shinsho Corp..........................  110,000         78,889
 *Shinwa Kaiun Kaisha, Ltd..............  238,000        116,468
 *Shinyei Kaisha........................  54,000          35,082
 Shiroki Co., Ltd.......................  132,000        255,043
 #*Sho-Bond Corp........................  39,100         247,754
 Shobunsha Publications, Inc............  25,000         291,087
 #*Shochiku Co., Ltd....................  99,000         524,564
 Shoei Co., Ltd.........................   6,000          63,280
 Shoko Co., Ltd.........................  156,000        155,314
 Shokusan Bank, Ltd.....................  52,000         149,171
 *Shokusan Jutaku Sogo Co., Ltd.........  204,000          1,721
 Showa Aircraft Industry Co., Ltd.......  22,000          39,908
 #*Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................  313,000        145,248
 #*Showa Highpolymer Co., Ltd...........  79,000         166,637
 Showa Mining Co., Ltd..................   8,000           6,412
 #*Showa Sangyo Co., Ltd................  282,000        511,554
 Showa Tansan Co., Ltd..................   9,000          20,882
                                          SHARES       VALUE+
                                          ------       ------
 Siix Corp..............................   6,000    $     88,592
 #*Silver Seiko, Ltd....................  87,000          30,096
 Sintokogio, Ltd., Nagoya...............  108,000        219,606
 *Snow Brand Milk Products Co., Ltd.....  112,500        163,262
 Snow Brand Seed Co., Ltd...............   4,000           9,483
 Soda Nikka Co., Ltd....................  35,000          46,658
 *Sodick Co., Ltd.......................  64,000         110,697
 #*Sogo Medical Co., Ltd................   8,800         100,978
 *Sokkisha Co., Ltd.....................  40,000          43,536
 Sonton Food Industry Co., Ltd..........  15,000          98,843
 Sotetsu Rosen Co., Ltd.................  44,000         200,470
 Sotoh Co., Ltd.........................  12,000          70,975
 Star Micronics Co., Ltd................  59,000         258,359
 Stella Chemifa Corp....................  14,000         194,311
 Subaru Enterprise Co., Ltd.............  36,000          91,427
 Sumida Corp............................  17,600         420,988
 #*Suminoe Textile Co., Ltd.............  142,000        135,385
 *Sumitomo Coal Mining Co., Ltd.........  90,500          19,089
 #*Sumitomo Construction Co., Ltd.......  214,000         74,029
 #*Sumitomo Densetsu Co., Ltd...........  50,700         132,609
 *Sumitomo Heavy Industries, Ltd........  618,000        344,141
 *Sumitomo Light Metal Industries,
   Ltd..................................  493,000        216,299
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................  78,000         167,818
 #*Sumitomo Seika Chemicals Co., Ltd....  102,000        194,497
 #*Sumitomo Special Metals Co., Ltd.....  76,000         302,663
 *#Sumitomo Warehouse Co., Ltd..........  203,000        419,629
 Sun Wave Corp..........................  88,000          93,553
 Sun-S, Inc.............................  56,300         351,040
 SunTelephone Co., Ltd..................  65,000         137,106
 Suruga Corp............................  11,000         151,838
 *Suzutan Co., Ltd......................  62,000          18,309
 #*Sysmex Corp..........................  23,700         484,913
 *#T.Hasegawa Co., Ltd..................  18,000         215,657
 TKC Corp...............................   5,400          62,237
 TOC Co., Ltd...........................  80,000         357,067
 TYK Corp...............................  67,000         114,190
 Tabai Espec Corp.......................  34,000         113,600
 Tachihi Enterprise Co., Ltd............  17,000         306,949
 Tachikawa Corp.........................  14,000          49,021
 Tachi-S Co., Ltd.......................  16,000          57,509
 Tadano, Ltd............................  206,000        302,427
 Taihei Dengyo Kaisha, Ltd..............  66,000         144,784
 #*Taihei Kogyo Co., Ltd................  114,000         62,520
 *Taiheiyo Kouhatsu, Inc................  90,000          28,096
 Taiho Kogyo Co., Ltd...................  30,000         250,841
 Taikisha, Ltd..........................  97,000         781,589
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................  118,000            996
 *Taisei Prefab Construction Co., Ltd...  134,000        108,537
 #*Taisei Rotec Corp....................  127,000        159,659
 #*Taito Co., Ltd.......................  70,000         123,438
 #*Taiyo Toyo Sanso Co., Ltd............  232,000        452,172
 Takada Kiko Co., Ltd...................  31,000         107,238
 Takagi Securities Co., Ltd.............  94,000          79,311
 Takamatsu Corp.........................  19,500         171,108
 Takano Co., Ltd........................  15,000          89,478
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................  156,000         94,768
 *Taka-Q Co., Ltd.......................  69,500          43,393
 Takara Printing Co., Ltd...............   6,000          24,249
 *Takarabune Corp.......................  52,000          14,040

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Takasago Electric Industry Co., Ltd....  22,000    $    135,503
 Takasago International Corp............  136,000        403,910
 *Takashima & Co., Ltd..................  60,000          31,893
 Takigami Steel Construction Co., Ltd...  18,000          44,195
 #*Takiron Co., Ltd.....................  140,000        290,581
 Tamura Corp............................  112,000        213,565
 *Tamura Electric Works, Ltd............  74,000          91,781
 Tanseisha Co., Ltd.....................  26,000          78,973
 *#Tasaki Shinju Co., Ltd...............  53,000         139,519
 *Tateho Chemical Industries Co., Ltd...  26,500          44,941
 *Tatsuta Electric Wire & Cable Co.,
   Ltd..................................  106,000         82,281
 Taya Co., Ltd..........................   5,000          43,157
 #*Tayca Corp...........................  74,000         107,390
 *Teac Corp.............................  109,000        104,842
 Techno Ryowa, Ltd......................  16,400          48,707
 Tecmo, Ltd.............................  22,000         167,244
 Teijin Seiki Co., Ltd..................  138,000        252,663
 #*Teikoku Hormone Manufacturing Co.,
   Ltd..................................  33,000         170,121
 Teikoku Piston Ring Co., Ltd...........  42,000          94,616
 Teikoku Sen-I Co., Ltd.................  39,000          89,832
 Teikoku Tsushin Kogyo Co., Ltd.........  73,000         200,175
 #*Tekken Corp..........................  274,000        203,440
 *Ten Allied Co., Ltd...................  37,000         122,999
 Tenma Corp.............................  50,000         409,209
 Teraoka Seisakusho Co., Ltd............  13,000          46,726
 Tetra Co., Ltd., Tokyo.................  41,000          54,657
 #*The Daito Bank, Ltd..................  114,000        291,441
 Thermal Engineering Co., Ltd...........   1,000           3,704
 Tigers Polymer Corp....................  16,000          42,929
 *Titan Kogyo KK........................  36,000          20,047
 #*Toa Corp.............................  293,000        237,324
 #*Toa Doro Kogyo Co., Ltd..............  85,000         126,222
 Toa Oil Co., Ltd.......................  67,000          66,140
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................  73,000          17,862
 *#Toagosei Co., Ltd....................  292,719        340,827
 *Tobu Store Co., Ltd...................  71,000         102,437
 Tochigi Bank, Ltd......................  76,000         409,749
 Tochigi Fuji Industrial Co., Ltd.......  51,000          93,376
 #*Toda Kogyo Corp......................  88,000         285,113
 #*Todentu Corp.........................  57,000          77,910
 Toenec Corp............................  101,000        288,033
 Tohcello Co., Ltd......................   8,000          12,487
 Toho Co., Ltd..........................  35,000         248,352
 Toho Real Estate Co., Ltd..............  98,000         296,841
 Toho Titanium Co., Ltd.................  44,000         244,277
 #*Toho Zinc Co., Ltd...................  205,000        209,287
 Tohoku Bank, Ltd.......................  63,000         107,905
 Tohoku Misawa Homes Co., Ltd...........  24,000          86,870
 Tohoku Pioneer Corp....................  26,800         347,772
 *Tohpe Corp............................  36,000          16,098
 Tohto Suisan Co., Ltd..................  54,000          74,721
 Tokai Carbon Co., Ltd..................  275,000        401,405
 *#Tokai Corp...........................  108,000        421,899
 *Tokai Kanko Co., Ltd..................  333,000         59,002
 #*Tokai Pulp Co., Ltd..................  88,000         277,688
 *Tokai Senko KK, Nagoya................  47,000          27,759
 Tokai Tokyo Securities Co., Ltd........  366,250        395,541
 #*Tokico, Ltd..........................  189,000        484,774
 *Tokimec, Inc..........................  119,000         78,315
                                          SHARES       VALUE+
                                          ------       ------
 #*Tokin Corp...........................  86,000    $    351,920
 Toko Electric Corp.....................  39,000          46,726
 *Toko, Inc.............................  129,000        211,152
 Tokushima Bank, Ltd....................  61,200         327,374
 #*Tokushu Paper Manufacturing Co.,
   Ltd..................................  119,000        375,511
 Tokyo Biso Kogyo Corp..................   5,000          25,101
 Tokyo Denki Komusho Co., Ltd...........  57,000         171,210
 Tokyo Denpa Co., Ltd...................  11,000          86,221
 *Tokyo Dome Corp.......................  113,000        236,447
 Tokyo Kikai Seisakusho, Ltd............  132,000        239,451
 Tokyo Leasing Co., Ltd.................  86,000         550,011
 Tokyo Nissan Auto Sales Co., Ltd.......  97,000         188,236
 #*Tokyo Rakutenchi Co., Ltd............  92,000         278,667
 *Tokyo Rope Manufacturing Co., Ltd.....  286,000        106,175
 Tokyo Sangyo Co., Ltd..................  36,500          84,381
 Tokyo Steel Manufacturing Co., Ltd.....  77,400         255,994
 #*Tokyo Tatemono Co., Ltd..............  244,000        370,566
 *Tokyo Tekko Co., Ltd..................  67,000          79,142
 Tokyo Theatres Co., Inc., Tokyo........  116,000         79,277
 #*Tokyo Tomin Bank, Ltd................  45,200         388,993
 Tokyo Tungsten Corp....................  32,200         336,885
 Tokyotokeiba Co., Ltd..................  422,000        370,296
 #*Tokyu Community Corp.................  19,000         216,737
 #*Tokyu Construction Co., Ltd..........  579,000        263,801
 #*Tokyu Department Store Co., Ltd......  406,000        202,107
 Tokyu Livable Inc......................  12,000          78,771
 Tokyu Recreation Corp..................  32,000         151,736
 *#Tokyu Store Chain Corp...............  175,000        479,871
 *Tokyu Tourist Corp....................  92,000          53,560
 Toli Corp..............................  101,000        110,782
 Tomato Bank, Ltd.......................  128,000        273,234
 Tomen Electronics Corp.................  10,000         218,948
 Tomoe Corp.............................  56,000          74,653
 #*Tomoegawa Paper Co., Ltd.............  55,000         127,150
 #*Tomoku Co., Ltd......................  185,000        288,767
 #*Tomy Co., Ltd........................  27,000         222,568
 Tonami Transportation Co., Ltd.........  173,000        379,510
 Topcon Corp............................  68,000         141,139
 Topre Corp.............................  85,000         286,868
 *#Topy Industries, Ltd.................  325,000        479,871
 #*Torigoe Co., Ltd.....................  35,000         110,149
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................  45,000         155,668
 Tose Co., Ltd..........................   6,100          44,777
 *Toshiba Ceramics Co., Ltd.............  350,000        605,376
 #*Toshiba Engineering & Construction
   Co., Ltd.............................  101,000        175,546
 #*Toshiba Machine Co., Ltd.............  294,000        525,880
 Toshiba Tungaloy Co., Ltd..............  124,000        261,556
 Tosho Printing Co., Ltd................  94,000         176,070
 *Totenko Co., Ltd......................  35,000          62,014
 Totetsu Kogyo Co., Ltd.................  53,000          85,858
 *Totoku Electric Co., Ltd., Tokyo......  62,000          41,849
 Tottori Bank, Ltd......................  127,000        395,397
 *Towa Corp.............................  28,000         176,002
 Towa Meccs Corp........................  75,000          37,335
 #*Towa Real Estate Development Co.,
   Ltd..................................  160,000         37,799
 Toyo Bussan Co., Ltd...................  11,000          55,686
 #*Toyo Communication Equipment Co.,
   Ltd..................................  79,000         205,296

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #*Toyo Construction Co., Ltd...........  290,000   $    102,766
 *Toyo Electric Co., Ltd................  67,000          62,183
 #*Toyo Engineering Corp................  473,000        470,920
 #*Toyo Kanetsu KK......................  206,000        116,452
 Toyo Kohan Co., Ltd....................  140,000        360,273
 Toyo Radiator Co., Ltd.................  104,000        197,433
 Toyo Securities Co., Ltd...............  113,000        132,525
 #*Toyo Shutter Co., Ltd................  77,000          20,140
 *Toyo Sugar Refining Co., Ltd..........  60,000          24,806
 Toyo Tire & Rubber Co., Ltd............  307,000        598,348
 *Toyo Umpanki Co., Ltd.................  146,000        203,255
 Toyo Wharf & Warehouse Co., Ltd........  118,000        142,371
 *#Trusco Nakayama Corp.................  36,000         442,553
 Tsubaki Nakashima Co., Ltd.............  47,000         255,380
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................  44,000          48,261
 *Tsudakoma Corp........................  101,000        145,721
 #*Tsugami Corp.........................  124,000        117,177
 *Tsukamoto Co., Ltd....................  44,000          25,616
 Tsukishima Kikai Co., Ltd..............  60,000         277,925
 *Tsumura & Co..........................  91,000         829,218
 Tsurumi Manufacturing Co., Ltd.........  42,000         182,144
 *#Tsutsumi Jewelry Co., Ltd............  24,800         617,273
 #*Tsutsunaka Plastic Industry Co.,
   Ltd..................................  71,000         174,922
 *Tsuzuki Denki Co., Ltd................   5,000           7,594
 U-Shin, Ltd............................  38,000         110,292
 Ube Material Industries, Ltd...........  16,000          15,525
 Uchida Yoko Co., Ltd...................  72,000         133,647
 Ueki Corp..............................  47,000          65,828
 Unicafe, Inc...........................   4,200          53,651
 *#Uniden Corp..........................  76,000         489,262
 Unimat Offisco Corp....................  27,700         292,142
 #*Unitika, Ltd.........................  699,000        288,986
 *Utoc Corp.............................  68,000          51,063
 Wakachiku Construction Co., Ltd........  194,000         99,847
 #*Wakamoto Pharmaceutical Co., Ltd.....  48,000         102,868
 Wakodo Co., Ltd........................   2,000          53,661
 Warabeya Nichiyo Co., Ltd..............   6,000          40,600
 *#Xebio Co., Ltd.......................  12,000         222,238
 #*Yahagi Construction Co., Ltd.........  59,000         174,230
 #*Yaizu Suisankagaku Industry Co.,
   Ltd..................................  14,000          98,160
 Yamaichi Electronics Co., Ltd..........  21,000         212,620
 Yamamura Glass Co., Ltd................  213,000        292,935
 *Yamatane Corp.........................  131,000         55,264
 *#Yamatane Securities Co., Ltd.........  255,000        277,545
 Yamato Corp............................  36,000         122,408
 Yamato International, Inc..............  43,000          48,616
 Yamato Kogyo Co., Ltd..................  130,000        557,199
 Yamaura Corp...........................  19,000          47,612
 Yamazen Co., Ltd.......................  140,000        179,546
 Yaoko Co., Ltd.........................  29,000         386,597
 Yasuda Warehouse Co., Ltd..............  18,000          58,774
 Yellow Hat, Ltd., Tokyo................  44,000         314,070
 Yodogawa Steel Works, Ltd..............  264,000        659,324
 Yokogawa Bridge Corp...................  70,400         273,234
 *Yokohama Matsuzakaya, Ltd.............  27,000          12,074
                                          SHARES       VALUE+
                                          ------       ------
 Yokohama Reito Co., Ltd................  111,000   $    510,415
 Yokowo Co., Ltd........................  28,000         152,378
 *#Yomeishu Seizo Co., Ltd..............  46,000         282,548
 Yomiuri Land Co., Ltd..................  157,000        450,383
 #*Yondenko Corp........................  58,800         203,903
 Yonekyu Corp...........................  41,500         302,878
 Yonex Co., Ltd.........................  19,000          67,009
 Yorozu Corp............................  26,800          82,534
 Yoshihara Oil Mill, Ltd................  36,000          63,786
 Yoshimoto Kogyo Co., Ltd...............  60,000         442,958
 #*Yuasa Corp...........................  260,000        269,825
 Yuasa Funashoku Co., Ltd...............  33,000          41,765
 #*Yuasa Trading Co., Ltd...............  174,000         99,830
 *Yuken Kogyo Co., Ltd..................  60,000          50,624
 Yuki Gosei Kogyo Co., Ltd..............  14,000          26,932
 Yukiguni Maitake Co., Ltd..............  26,000         111,879
 *Yuraku Real Estate Co., Ltd...........  39,000          49,358
 #*Yurtec Corp..........................  119,000        341,373
 Yushin Precision Equipment Co., Ltd....  15,000         256,916
 Yushiro Chemical Industry Co., Ltd.....  10,000          52,986
 Zenchiku Co., Ltd......................  126,000        138,203
 Zenrin Co., Ltd........................  49,600         358,228
 Zensho Co., Ltd........................  17,000         345,676
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $422,946,843)...................             187,602,780
                                                    ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Japanese Yen
   (Cost $60,090).......................                  61,500
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Warrants 01/30/04
   (Cost $0)............................   3,950               0
                                                    ------------
TOTAL -- JAPAN
  (Cost $423,006,933)...................             187,664,280
                                                    ------------

                                           FACE
                                          AMOUNT
                                          ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.18%, 01/02/03
   (Collateralized by $6,725,000 FHLB
   Notes 2.06%, 08/12/03, valued at
   $6,783,844) to be repurchased at
   $6,681,533
   (Cost $6,680,000)....................  $6,680       6,680,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $429,686,933)++.................            $194,344,280
                                                    ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $425,878,735.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

                                            SHARES        VALUE+
                                            ------        ------
AUSTRALIA -- (31.4%)
COMMON STOCKS -- (31.3%)
 *A.I., Ltd.............................    129,195    $     11,276
 A.P. Eagers, Ltd.......................     23,939          65,783
 ABC Learning...........................    133,000         197,716
 ADCorp Australia, Ltd..................    109,324          56,020
 ARB Corporation, Ltd...................    116,670         162,929
 Abigroup, Ltd..........................    129,710         151,192
 Adelaide Bank, Ltd.....................    116,153         490,544
 Adelaide Brighton, Ltd.................    876,359         577,370
 Adsteam Marine, Ltd....................    434,628         418,505
 Adtrans Group, Ltd.....................     29,000          48,010
 *Agenix, Ltd...........................    149,379          25,445
 Alesco Corp., Ltd......................     81,261         191,727
 *Allstate Explorations NL..............     49,087           3,455
 Altium.................................    162,100         102,232
 Amalgamated Holdings, Ltd..............    266,483         345,131
 *Amity Oil NL..........................    222,481          77,673
 *Amrad Corp., Ltd......................    135,523          31,670
 *Anaconda Nickel NL....................    500,170          38,022
 *Anateus Energy, Ltd...................    193,687          10,143
 *Argonaut Resources NL.................      2,844             122
 *Ariadne Australia, Ltd................    270,353          35,014
 *Aspen Group, Ltd......................     15,795           1,334
 Atlas Pacific, Ltd.....................     82,585          18,136
 *Auiron Energy, Ltd....................    260,290           7,328
 *Aurora Gold, Ltd......................    226,812          31,930
 Ausdrill, Ltd..........................    108,013          23,721
 Ausmelt, Ltd...........................     36,118          16,881
 Austal, Ltd............................    356,800         180,823
 *Austar United Communications, Ltd.....    440,796          42,196
 *Austral Coal, Ltd.....................    285,300          99,605
 #*Australian Magnesium Corp., Ltd......    332,383          88,903
 Australian Pharmaceutical Industries,
   Ltd..................................    287,700         453,612
 Australian Pipeline Trust..............    124,100         185,883
 Australian Provincial Newspaper
   Holdings, Ltd........................          1               2
 *Australian Resources, Ltd.............    141,446          18,319
 *Australian Worldwide Exploration,
   Ltd..................................    308,100         175,226
 *Autron Corporation, Ltd...............    989,247          97,483
 Bank of Queensland, Ltd................    139,752         550,075
 Beach Petroleum NL.....................  1,785,506         336,816
 *Beaconsfield Gold NL..................     89,078          10,283
 *Bendigo Mining NL.....................  1,712,123         284,409
 *Beyond International, Ltd.............     61,256          17,247
 *Biota Holdings, Ltd...................     97,808          25,335
 Blackmores, Ltd........................     27,894          94,871
 *Bligh Oil & Minerals NL Issue 00......    602,266          33,574
 Brazin, Ltd............................     98,875         106,899
 Bridgestone Australia, Ltd.............     49,000          54,080
 Bristile, Ltd..........................    276,832         416,211
 #*Burns, Philp & Co., Ltd..............  1,079,004         309,870
 *#Burswood, Ltd........................    767,320         319,738
 Cabcharge Austalia, Ltd................    196,800         340,212
 #*Caltex Australia, Ltd................    499,500         601,916
 Campbell Brothers, Ltd.................     82,985         203,738
 *Cape Range, Ltd.......................    619,912          11,519
 Casinos Austria International, Ltd.....    258,299          82,906
                                            SHARES        VALUE+
                                            ------        ------
 Cedar Woods Properties, Ltd............     50,913    $     20,068
 Cellnet Telecommunications Group,
   Ltd..................................     91,100          41,552
 *Centamin Egypt, Ltd...................    996,437         137,468
 *Centaur Mining & Exploration, Ltd.....     62,058          16,774
 Centennial Coal, Ltd...................    428,569         545,401
 Central Equity, Ltd....................    129,405         115,132
 *Charter Pacific Corp., Ltd............     72,823          15,172
 *Chemeq, Ltd...........................    120,000         243,260
 *Circadian Technologies, Ltd...........     40,370          33,189
 Citect Corp., Ltd......................    109,822         139,451
 *Clifford Corp., Ltd...................    161,750               0
 Clough, Ltd............................    808,641         259,548
 Coates Hire, Ltd.......................    451,091         546,121
 Collection House, Ltd..................    176,200         277,812
 *#Colorado Group, Ltd..................    128,893         192,336
 Consolidated Manufacturing Industries,
   Ltd..................................     32,784          29,537
 Consolidated Minerals, Ltd.............    233,983          80,371
 *Consolidated Paper Industries, Ltd....     68,585          38,234
 *Coplex Resources NL...................    231,400          11,727
 Coventry Group, Ltd....................     63,616         154,036
 Crane Group, Ltd.......................    105,299         514,672
 *Croesus Mining NL.....................    798,235         382,064
 *Cudgen RZ, Ltd........................     36,650           3,921
 *Dalrymple Resources NL................     75,462          84,136
 Danks Holdings, Ltd....................     10,425          57,529
 Davnet, Ltd............................    181,293          60,231
 *Denehurst, Ltd........................     95,000           3,905
 Devine, Ltd............................    168,183          42,617
 *Diamin Resources NL...................    240,406          12,319
 *Dominion Mining, Ltd..................    168,015          69,065
 Downer Group, Ltd......................    383,159         116,509
 *Ecorp, Ltd............................  1,301,988         388,570
 *Emporer Mines, Ltd....................    120,600          51,612
 Energy Developments, Ltd...............    164,549         241,837
 *Energy World Corp., Ltd...............    325,630           6,051
 Environmental Solutions International,
   Ltd..................................     67,364          11,380
 Equigold NL............................    225,700         118,195
 FKP, Ltd...............................    142,602         114,025
 Fantastic Holdings, Ltd................    121,000         132,864
 Fleetwood Corp., Ltd...................     45,768          76,027
 *Forest Place Group, Ltd...............     85,192          11,993
 Freedom Group, Ltd.....................    196,494         215,760
 GRD NL.................................    379,594         232,987
 GUD Holdings, Ltd......................    114,428         244,851
 Gazal Corp., Ltd.......................     71,177          88,176
 *Geo2, Ltd.............................     25,261           5,548
 *Gold Aura.............................      2,635             163
 *Golden West Refining Corp., Ltd.......     17,330           3,513
 *Goldstream Mining NL..................     90,901          33,271
 Gowing Bros., Ltd......................     56,883          61,179
 *Gradipore, Ltd........................     86,855          41,572
 *#Graincorp, Ltd. Series A.............     74,500         404,827
 *#Grand Hotel Group....................    369,971         116,665
 Great Southern Plantations, Ltd........    345,000         126,275
 *Green's Foods, Ltd....................     66,082          18,233
 *Gympie Gold, Ltd......................    289,330         120,562

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *HIH Insurance, Ltd....................    791,605    $     78,007
 Hamilton Island, Ltd...................     52,600          72,567
 Hancock and Gore, Ltd..................     60,638          41,657
 *Hardman Resources NL..................    717,859         222,325
 *Hartleys, Ltd.........................     84,981          18,184
 *Health Communication Network, Ltd.....    106,000          36,410
 Healthscope, Ltd.......................    127,373         168,551
 Henry Walker Group, Ltd................    287,948         155,658
 *Herald Resources, Ltd.................     69,910          20,471
 Hills Industries, Ltd..................    247,400         451,368
 Housewares International, Ltd..........    265,942         292,017
 *Hutchison Telecommunications
   (Australia), Ltd.....................  1,255,400         197,937
 IInet, Ltd.............................     65,200          35,980
 ION, Ltd...............................    342,085         404,520
 Infomedia, Ltd.........................    598,900         293,400
 Institute of Drug Technology Australia,
   Ltd..................................     44,372          59,466
 *Intellect Holdings, Ltd...............    403,028          68,084
 *Ixla, Ltd.............................     89,921           1,165
 Jones (David), Ltd.....................    767,972         467,042
 Jubilee Gold Mines NL..................    224,549         189,666
 KTS Corp., Ltd.........................     43,000          68,039
 Kaz Group, Ltd.........................  1,495,748         185,297
 *Keycorp, Ltd..........................     67,609          46,446
 *Kidston Gold Mines, Ltd...............     49,260           6,241
 *Kimberley Diamond Co. NL..............    182,966          38,120
 Kingsgate Consolidated NL..............    132,456         279,698
 *Kresta Holdings, Ltd..................     56,700           7,184
 Lemarne Corp., Ltd.....................     20,790          21,658
 *MYOB, Ltd.............................    463,100         187,756
 *MacMahon Holdings, Ltd................    192,179          19,479
 Magellan Petroleum Australia, Ltd......     32,760          32,283
 Maryborough Sugar Factory, Ltd.........        600           2,118
 *Matrix Oil NL.........................    557,000          13,800
 Maxi-Cube, Ltd.........................    149,412          28,185
 McConnell Dowell Corp., Ltd............     62,776          50,373
 McGuigan (Brian) Wines, Ltd............    241,677         653,225
 McPherson's, Ltd.......................     63,412          80,699
 *Metal Storm, Ltd......................    406,669         108,773
 Mia Group, Ltd.........................    237,000          88,080
 *Micromedical Industries, Ltd..........    237,161         133,546
 Miller's Retail, Ltd...................    439,290         437,835
 Monadelphous Group, Ltd................     18,988          30,045
 *Mosaic Oil NL.........................    387,324          33,806
 *Namoi Cotton Cooperative, Ltd.........    135,353          19,817
 National Can Industries, Ltd...........     97,017          60,093
 Neverfail Springwater, Ltd.............    159,496         192,198
 *New Tel, Ltd..........................    118,238           3,063
 *Normans Wine, Ltd.....................     35,848           2,220
 *Novogen, Ltd..........................    176,419         333,788
 *Novus Petroleum, Ltd..................    339,634         202,723
 Nufarm, Ltd............................    391,902         785,622
 OPSM Protector, Ltd....................    264,309         461,381
 Oamps, Ltd.............................    130,371         180,594
 Oil Company of Australia, Ltd..........     51,800         112,883
 *Orbital Engine Corp., Ltd.............    537,358          40,849
 Oroton International, Ltd..............     38,427          96,290
 *Oxiana Resources NL...................    982,000         276,483
 *PMP Communications, Ltd...............    821,871         192,061
 Pacific Group, Ltd.....................    279,219         619,480
 Pacific Hydro, Ltd.....................    364,003         586,216
                                            SHARES        VALUE+
                                            ------        ------
 *Pan Pacific Petroleum NL..............    327,800    $     22,150
 Pan Pharmaceuticals, Ltd...............    322,766         248,997
 *Payce Consolidated, Ltd...............     18,000          10,136
 *Peptide Technology, Ltd...............    281,015         174,064
 *Perilya Mines NL......................    263,500          72,705
 Peter Lehmann Wines, Ltd...............     35,586          72,139
 *Petsec Energy, Ltd....................     97,992          14,071
 *Pima Mining NL........................    656,061          38,790
 *Plantcorp NL..........................      4,329               0
 Plaspak Group, Ltd.....................     91,050          55,885
 *Polartechnics, Ltd....................     43,405          33,729
 *Port Douglas Reef Resorts, Ltd........    251,655          14,879
 Portman Mining, Ltd....................    318,890         175,976
 *Precious Metals Australia, Ltd........     10,606             436
 *Preston Resources NL..................     64,000           9,730
 Primary Health Care, Ltd...............    184,843         328,910
 Prime Television, Ltd..................    172,440         199,057
 *Progen Industries, Ltd................     24,788          11,446
 *Programmed Maintenance Service,
   Ltd..................................    114,000         129,029
 Queensland Cotton Holdings, Ltd........     39,866          67,346
 *Quiktrak Networks, Ltd................    740,124          12,086
 Ramsay Health Care, Ltd................    177,900         356,625
 Raptis Group, Ltd......................     12,000           1,689
 Rebel Sport, Ltd.......................     88,284         106,385
 Reece Australia, Ltd...................    160,500         544,074
 *Reinsurance Australia Corp., Ltd......    399,993          37,164
 *Resolute Mining, Ltd..................    287,264         105,143
 Ridley Corp., Ltd......................    580,583         506,737
 *Roc Oil Co., Ltd......................    200,700         167,261
 Rock Building Society, Ltd.............     11,373          19,725
 Rural Press, Ltd.......................    219,756         632,336
 SPC, Ltd...............................    323,082         240,145
 Sabre Group, Ltd.......................     40,702          36,900
 Schaffer Corp., Ltd....................     33,766         236,720
 Select Harvests, Ltd...................     43,099          80,088
 Servcorp, Ltd..........................    156,000         122,981
 *#Sigma Co., Ltd.......................     69,800         169,795
 *Silex System, Ltd.....................    235,100          96,641
 Simsmetal, Ltd.........................     76,000         333,806
 Singleton Group, Ltd...................    228,620         366,898
 Skilled Engineering, Ltd...............    136,072         131,790
 *Solution 6 Holdings, Ltd..............    402,138          62,272
 Southern Cross Broadcasting
   (Australia), Ltd.....................    139,702         731,597
 *Southern Pacific Petroleum NL.........    698,740          76,725
 Southern Star Group, Ltd...............    187,907          56,080
 *Spectrum Network Systems, Ltd.
   Series B.............................  1,338,446          47,482
 *St. Barbara Mines, Ltd................    375,500          24,316
 *Star Games, Ltd.......................    132,410          80,525
 *Straits Resources, Ltd................     56,534          12,734
 *Strategic Minerals Corp. NL...........    358,100          43,354
 *Striker Resources NL..................    349,594          12,796
 Sunland Group, Ltd.....................     75,095          23,680
 Sydney Aquarium, Ltd...................     24,135          55,857
 *Symex Holdings, Ltd...................    163,000          75,264
 *#Tab Queensland, Ltd..................    187,300         469,336
 Tandou, Ltd............................      3,410           2,151
 *Tap Oil, Ltd..........................    193,100         154,403
 *Tassal, Ltd...........................     96,243          14,362
 Technology One, Ltd....................    587,800          74,473

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Tempo Service, Ltd.....................    184,359    $    187,901
 Thakral Holdings Group.................  1,304,383         470,080
 The Gribbles Group, Ltd................    780,300         237,269
 Ticor, Ltd.............................    455,148         381,879
 Timbercorp, Ltd........................    250,258          74,688
 *Titan Resources NL....................     50,000           3,379
 *Tooth & Co., Ltd......................    153,000          17,662
 Transfield Services, Ltd...............    238,000         361,849
 Triako Resources, Ltd..................      5,400           4,865
 Troy Resources NL......................     72,048          75,866
 *Trust Company of Australia, Ltd.......     23,774          79,654
 United Construction Group, Ltd.........    138,399         214,315
 *Valdera Resources, Ltd................      5,531             218
 *VeCommerce, Ltd.......................     13,680           9,090
 *Victoria Petroleum NL.................    347,973           3,527
 Villa World, Ltd.......................    134,700          59,921
 #*Village Roadshow, Ltd................    436,313         326,765
 *Virotec International NL..............    142,891          19,311
 Vision Systems, Ltd....................    300,353         211,411
 Volante Group, Ltd.....................    125,700          75,737
 Waterco, Ltd...........................     22,304          19,467
 Watpac, Ltd............................    122,796          24,893
 Wattyl, Ltd............................    156,801         262,236
 *Webster, Ltd..........................     33,551           8,974
 *Western Metals, Ltd...................    385,787           6,952
 White (Joe) Maltings, Ltd..............     30,003          54,908
 Wide Bay Capricorn Building Society,
   Ltd..................................     26,958          95,634
 *Williams (R.M.) Holdings, Ltd.........     24,075          16,268
 *Yates, Ltd............................     60,281           3,055
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $49,698,725)....................                 36,693,920
                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $45,071).......................                     45,468
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................     55,477          21,867
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Engine Components, Ltd.
   Options 12/31/02.....................     11,369               6
 *Amity Oil, Ltd. Options 09/04/04......          1               0
 *Argonaut Resources NL Options
   06/30/07.............................      8,532             101
 *Axon Instruments, Inc. Options Open
   Pay Date.............................     16,148               0
 *Central Equity, Ltd. Options
   04/30/05.............................      6,162              87
 *Metal Storm, Ltd. Options 09/06/04....          1               0
 *Quiktrak Networks, Ltd. Warrants
   12/31/04.............................    185,031             313
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                        507
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $49,803,863)....................                 36,761,762
                                                       ------------
HONG KONG -- (26.5%)
COMMON STOCKS -- (26.3%)
 ABC Communications (Holdings), Ltd.....    930,000          28,144
 ALCO Holdings, Ltd.....................    602,000          89,547
 *APT Satellite Holdings, Ltd...........    354,000          65,367
                                            SHARES        VALUE+
                                            ------        ------
 *Acme Landis Holdings, Ltd.............    170,000    $      1,177
 Aeon Credit Service (Asia) Co., Ltd....    360,000         122,333
 *Akai Holdings, Ltd....................  4,273,327          14,247
 *Allied Group, Ltd.....................  7,298,000         336,901
 *Allied Properties (Hong Kong), Ltd....  10,179,000        314,571
 *Anex International Holdings, Ltd......    152,000             780
 *Applied China, Ltd....................  1,036,250           7,707
 *Applied International Holdings,
   Ltd..................................  1,243,000          18,330
 Arts Optical International Holdings,
   Ltd..................................    164,000          44,689
 Asia Aluminum Holdings, Ltd............  2,460,000         198,734
 *Asia Commercial Holdings, Ltd.........     72,800           2,194
 Asia Financial Holdings, Ltd...........  1,976,908         299,133
 *Asia Logistics Technologies, Ltd......  2,214,000          19,022
 *Asia Securities International, Ltd....  2,386,600          61,208
 *Asia Standard International Group,
   Ltd..................................  2,870,000         103,047
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................  10,420,000         13,362
 Associated International Hotels, Ltd...    898,000         460,033
 *Beijing Development (Hong Kong),
   Ltd..................................    166,000          19,158
 *Bossini International Holdings,
   Ltd..................................    228,750           7,216
 Bright International Group, Ltd........    302,000          36,790
 Burwill Holdings, Ltd..................  2,059,200         213,885
 CCT Telecom Holdings, Ltd..............    472,970          42,455
 *CEC International Holdings, Ltd.......    210,000           3,905
 CNPC (Hong Kong), Ltd..................  2,490,000         169,228
 *CNT Group, Ltd........................  3,078,000          39,470
 Cafe de Coral Holdings, Ltd............    594,000         399,891
 *Capetronic International Holdings,
   Ltd..................................    292,490          26,255
 *Cash Financial Services Group, Ltd....      4,503             104
 *Catic International Holdings, Ltd.....  3,290,000          51,048
 *Celestial Asia Securities Holdings,
   Ltd..................................    128,036           7,717
 *Central China Enterprises, Ltd........  2,104,000           7,285
 Champion Technology Holdings, Ltd......    971,557         129,568
 *#Chen Hsong Holdings, Ltd.............  1,515,000         355,517
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................  11,250,120         21,639
 *Cheung Tai Hong Holdings, Ltd.........  2,018,400           7,765
 *Cheung Wah Development Co., Ltd.......  1,434,000          24,641
 Chevalier (OA) International, Ltd......  1,776,251          39,860
 *Chevalier Construction Holdings,
   Ltd..................................    131,203           1,346
 Chevalier International Holdings,
   Ltd..................................  3,235,513         190,852
 *China Aerospace International
   Holdings, Ltd........................  2,430,000          91,923
 *China Bio-Medical Group Limited.......    415,000           4,257
 *China Digicontent Co., Ltd............  2,710,000           3,475
 *China Everbright International,
   Ltd..................................  1,975,000          46,853
 *China Everbright Technology, Ltd......  3,244,000         112,316
 China Hong-Kong Photo Products
   Holdings, Ltd........................  2,338,000         143,907
 *China Investments Holdings, Ltd.......    210,000           8,752
 China Motor Bus Co., Ltd...............     74,000         445,991
 *China Online (Bermuda), Ltd...........  10,580,000         39,344
 China Pharmaceutical Enterprise and
   Investment Corp., Ltd................  2,444,000         438,758
 China Rare Earth Holdings, Ltd.........    700,000          77,196
 *#China Resources Beijing Land, Ltd....  1,288,000         132,130
 *China Sci-Tech Holdings, Ltd..........  2,786,000          11,789

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *China Star Entertainment, Ltd.........     50,292    $      2,709
 *China Strategic Holdings, Ltd.........    376,000           4,822
 Chinney Investments, Ltd...............  1,144,000          41,075
 Chow Sang Sang Holdings International,
   Ltd..................................  1,098,400         164,794
 Chuangs China Investments, Ltd.........  1,347,000          30,746
 Chuang's Consortium International,
   Ltd..................................  1,858,884          32,180
 Chun Wo Holdings, Ltd..................  1,671,917          52,741
 *Climax International Co., Ltd.........    296,000             873
 *Compass Pacific Holdings, Ltd.........    416,000           5,441
 Continental Holdings, Ltd..............     98,825           9,251
 *Continental Mariner Investment Co.,
   Ltd..................................  1,629,000          91,911
 Coslight Technology International
   Group, Ltd...........................    466,000         114,134
 *Cosmos Machinery Enterprises, Ltd.....  1,024,000          32,171
 *Crocodile Garments, Ltd...............  1,539,000          22,498
 Cross Harbour Tunnel Co., Ltd..........    365,603         153,538
 *Culturecom Holdings, Ltd..............  2,161,000          56,253
 *Cybersonic Technology, Ltd............    193,000           1,732
 Dickson Concepts International, Ltd....    222,000          48,964
 *Digital China Holdings, Ltd...........    639,000         200,753
 Dynamic Holdings, Ltd..................    244,000          25,970
 *Easyknit International Holdings,
   Ltd..................................    282,860           4,026
 *Eforce Holdings, Ltd..................  2,620,000          63,162
 *Egana Jewelry and Pearls..............    331,789          54,884
 #*Eganagoldfeil Holdings Ltd...........  1,976,620         357,387
 Elec & Eltek International Holdings,
   Ltd..................................  3,078,790         379,007
 *Emperor International Holdings, Ltd...    644,369          21,483
 *Essential Enterprises Co., Ltd........    320,000          10,259
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................  3,220,000          87,949
 *Fairwood Holdings, Ltd................     42,600           4,316
 *Fairyoung Holdings, Ltd...............  1,446,000          12,980
 Far East Consortium International,
   Ltd..................................  1,641,378          76,824
 *Far East Hotels & Entertainment,
   Ltd..................................  1,853,000          67,720
 Far East Pharmaceutical Technology Co.,
   Ltd..................................    640,000         145,261
 *First Sign International Holdings,
   Ltd..................................  1,050,000          23,563
 Fong's Industries Co., Ltd.............    962,000         268,306
 *Forefront International Holdings,
   Ltd..................................    658,000         255,239
 *Founder Holdings, Ltd.................  1,374,000         119,810
 Four Seas Frozen Food Holdings, Ltd....    347,184          24,486
 Four Seas Mercantile Holdings, Ltd.....    592,000         225,842
 *Fourseas.Com, Ltd.....................  5,242,000         137,799
 *Fujian Group, Ltd.....................  2,378,000          25,005
 *Fushan Holdings, Ltd..................  2,566,000         144,779
 GZI Transport, Ltd.....................    448,000          68,363
 *Geomaxima Holdings, Ltd...............  5,810,000         106,539
 Global Tech (Holdings), Ltd............  5,612,000         149,685
 Glorious Sun Enterprises, Ltd..........  1,066,000         213,245
 Gold Peak Industries (Holdings), Ltd...  1,059,250         176,579
 Golden Resources Development
   International, Ltd...................  1,456,500          54,163
 *Gold-Face Holdings, Ltd...............  2,003,600         149,017
 Goldlion Holdings, Ltd.................  2,052,000         113,147
 Golik Holdings, Ltd....................  1,536,500          53,198
 Good Fellow Group, Ltd.................  3,488,000         143,127
                                            SHARES        VALUE+
                                            ------        ------
 Grande Holdings, Ltd...................    380,000    $    350,843
 *Great Wall Electronic International,
   Ltd..................................  15,795,170         20,254
 *Group Sense (International), Ltd......  2,062,000          48,123
 Guangdong Brewery Holdings, Ltd........  1,742,000         108,339
 *Guangnan Holdings, Ltd................  4,146,000          61,671
 *Guangzhou Investment Co., Ltd.........  4,290,000         264,055
 HKCB Bank Holding Co., Ltd.............  1,130,000          86,941
 *HKR International, Ltd................  1,884,860         319,043
 *Hang Fung Gold Technology, Ltd........  4,580,000          47,571
 *Hanny Holdings, Ltd...................  5,466,336          25,935
 Harbour Centre Development, Ltd........    784,000         532,829
 Henderson China Holdings, Ltd..........    911,000         300,810
 *Heng Fung Holdings Co., Ltd...........  1,050,000           9,425
 High Fashion International, Ltd........    268,000          28,180
 *Hikari Tsushin International, Ltd.....  5,800,000          61,731
 *Hon Kwok Land Investment Co., Ltd.....  2,290,145          38,764
 *Hong Kong Construction Holdings,
   Ltd..................................    970,000          56,595
 Hong Kong Ferry (Holdings) Co., Ltd....    671,300         490,668
 *Hong Kong Parkview Group, Ltd.........  1,130,000          82,594
 *Hop Hing Holdings, Ltd................    660,265          17,611
 *Hsin Chong Construction Group, Ltd....  1,569,658          46,294
 *Hualing Holdings, Ltd.................  1,344,000          44,809
 *Hudson Holdings, Ltd..................    256,000          18,712
 Hung Hing Printing Group, Ltd..........    934,442         599,126
 IDT International, Ltd.................  4,028,486         392,601
 *ITC Corp., Ltd........................    466,157          11,059
 *Ideal Pacific Holdings, Ltd...........    838,000          12,358
 *Imgo, Ltd.............................  1,464,000         137,044
 *Imi Global Holdings...................     91,600           8,810
 *Innovative International (Holdings),
   Ltd..................................     73,700           6,426
 International Bank of Asia, Ltd........  2,615,714         846,931
 International Pipe, Ltd................  2,309,660         130,316
 *Island Dyeing & Printing Co., Ltd.....    999,000           1,537
 JCG Holdings, Ltd......................  1,048,333         514,194
 K Wah International Holdings, Ltd......  4,341,885         322,926
 *KPI Co., Ltd..........................    264,000           3,318
 KTP Holdings, Ltd......................    180,400          11,567
 *Kader Holdings Co., Ltd...............    545,600           8,745
 Karrie International Holdings, Ltd.....     66,000          14,642
 Keck Seng Investments (Hong Kong),
   Ltd..................................    858,600         101,292
 Kee-Shing Holdings Co., Ltd............    886,000          56,807
 *Kin Yat Hldgs.........................    304,000          54,575
 *King Fook Holdings, Ltd...............  1,000,000          38,470
 Kingmaker Footwear Holdings, Ltd.......  1,058,750         278,319
 *Kong Sun Holdings, Ltd................  2,198,000          49,324
 Kowloon Development Co., Ltd...........    517,000         233,693
 *Kwong Sang Hong International, Ltd....  1,434,000          33,099
 Kwoon Chung Bus Holdings, Ltd..........    556,000          55,612
 *Lai Sun Development Co., Ltd..........  2,970,000          11,425
 *Lai Sun Garment (International),
   Ltd..................................  2,325,000          32,795
 *Lam Soon (Hong Kong), Ltd.............    302,310          89,161
 *Lamex Holdings, Ltd...................  3,628,800          27,454
 *Le Saunda Holdings, Ltd...............    236,000           8,625
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................  2,310,000           2,962
 Leefung-Asco Printers Holdings, Ltd....    144,000          16,434
 *Leung Kee Holdings, Ltd...............  9,814,000          80,542
 *LifeTec Group, Ltd....................    922,000          18,207

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Lippo, Ltd............................  1,074,760    $     89,582
 Liu Chong Hing Investment, Ltd.........    635,200         319,703
 *Logic International Holdings, Ltd.....  1,296,000          83,094
 Luks Industrial Group, Ltd.............    645,555          76,986
 Lung Kee (Bermuda) Holdings, Ltd.......    857,500         162,739
 *Mae Holdings, Ltd.....................  2,220,000          59,212
 *Magnum International Holdings, Ltd....    300,000           3,770
 *Mansion Holdings, Ltd.................  1,420,360           4,736
 *Mei Ah Entertainment Group, Ltd.......  1,142,000          29,142
 Melbourne Enterprises, Ltd.............     45,500         143,530
 Midland Realty (Holding), Ltd..........    496,000          34,346
 *Millennium Group, Ltd.................    928,000          17,136
 *Min Xin Holdings, Ltd.................    987,200          92,411
 Moulin International Holdings, Ltd.....    699,274         233,140
 *Mui Hong Kong, Ltd....................  1,845,000          23,659
 Nanyang Holdings, Ltd..................    137,500          82,870
 *National Electronics Holdings, Ltd....  2,156,000          22,117
 *New China Merchants Dichain...........  3,520,000          98,400
 *New Island Printing Holdings, Ltd.....    176,000          14,218
 New World China Land, Ltd..............    702,800         116,257
 *New World Cyberbase, Ltd..............     25,220              97
 *New World Infrastructure, Ltd.........  1,065,400         255,476
 *Next Media, Ltd.......................    124,000          28,462
 Ngai Lik Industrial Holdings, Ltd......  1,556,000         395,067
 *Nph International Holdings, Ltd.......  1,834,000         169,328
 *Ocean Information Holdings, Ltd.......    122,000           2,190
 *Onfem Holdings, Ltd...................  1,922,000          72,706
 *Oriental Metals Holdings Co., Ltd.....  1,237,800          15,555
 Oriental Press Group, Ltd..............  4,080,600         633,148
 Pacific Andes International Holdings,
   Ltd..................................    156,000          16,203
 *Pacific Century Insurance Holdings,
   Ltd..................................    708,000         129,827
 *Pacific Concord Holding, Ltd..........  3,284,758         168,484
 *Pacific Plywood Holdings, Ltd.........  4,530,000           5,809
 Paul Y. ITC Construction Holdings,
   Ltd..................................    704,345          26,193
 Peace Mark Holdings, Ltd...............  1,013,718          33,798
 *Pearl Oriental Holdings, Ltd..........  17,004,000         30,526
 Pegasus International Holdings, Ltd....    226,000          24,633
 *Perfect Treasure Holdings, Ltd........    642,000          32,930
 Perfectech International Holdings,
   Ltd..................................    571,450          43,967
 Pico Far East Holdings, Ltd............  1,190,000          44,253
 *Playmate Toys Holdings, Ltd...........  1,585,000          44,714
 Pokfulam Development Co., Ltd..........    234,000          42,909
 *Poly Investments Holdings, Ltd........  2,670,000          44,509
 Prestige Properties Holdings, Ltd......    965,000          34,648
 Prime Succession, Ltd..................    768,000          10,538
 *Prosper Evision, Ltd..................     96,000           1,317
 *Proview International Holdings, Ltd...    944,000          79,894
 *QPL International Holdings, Ltd.......  1,191,000         259,631
 *Quality Healthcare Asia, Ltd..........  1,338,000          30,712
 Raymond Industrial, Ltd................    605,400          64,434
 Realty Development Corp, Ltd...........    475,000         193,390
 *Regal Hotels International Holdings,
   Ltd..................................  3,386,000          27,788
 *Rexcapital International Holdings,
   Ltd..................................  1,272,905          31,340
 *Riche Multi-Media Holdings, Ltd.......    706,000         280,648
 *Rivera Holdings, Ltd..................  3,620,000         120,692
 Road King Infrastructure, Ltd..........    449,000         205,835
 *Roadshow Holdings, Ltd................  1,456,000         229,648
 *Rockapetta Holdings, Ltd..............    480,000           8,433
                                            SHARES        VALUE+
                                            ------        ------
 *S.A.S.Dragon Holdings, Ltd............  1,696,000    $    108,741
 SA SA International Holdings, Ltd......  1,134,000         110,515
 Safety Godown Co., Ltd.................    408,000         175,267
 Saint Honore Holdings, Ltd.............    128,000          10,997
 San Miguel Brewery Hong Kong, Ltd......    930,800         236,329
 Sea Holdings, Ltd......................  1,068,000         135,582
 *Seapower International Holdings,
   Ltd..................................    854,000           3,395
 *Seapower Resources International,
   Ltd..................................  2,528,000           8,753
 *Shanghai Allied Cement, Ltd...........     22,080           1,133
 Shaw Brothers Hong Kong, Ltd...........    325,000         333,403
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................     95,792          12,775
 Shenyin Wanguo (Hong Kong), Ltd........    847,500          73,900
 *Shenzhen International Holdings,
   Ltd..................................  6,187,500         183,283
 *Shougang Concord Century Holdings,
   Ltd..................................  1,292,000          36,117
 *Shougang Concord Grand (Group),
   Ltd..................................  1,701,000         117,786
 *Shougang Concord International
   Enterprises Co., Ltd.................  4,166,000         138,896
 *Shougang Concord Technology Holdings,
   Ltd..................................  1,647,914         111,997
 Shui On Construction & Materials,
   Ltd..................................    282,000         137,413
 *Shun Ho Construction (Holdings),
   Ltd..................................  1,037,452          13,303
 *Shun Ho Resources Holdings, Ltd.......    483,000           7,432
 *Shun Shing Holdings, Ltd..............  2,573,600         155,108
 Silver Grant International Industries,
   Ltd..................................  2,087,000         187,334
 *Sincere Co., Ltd......................    505,500          16,854
 Singamas Container Holdings, Ltd.......    838,000         171,933
 *Sino Foundations Holdings, Ltd........  1,692,000          47,299
 *Sinocan Holdings, Ltd.................    350,000           1,750
 Sinopec Kantons Holdings, Ltd..........    414,000          41,409
 *Skynet (International Group) Holdings,
   Ltd..................................    244,240             313
 *Solartech New Shares..................     49,600           1,558
 *Sound International, Ltd..............  3,931,200          51,923
 South China Brokerage Co., Ltd.........  4,872,000          29,363
 *South China Industries, Ltd...........  1,124,000          24,503
 *South Sea Development Co., Ltd........  19,383,158        258,496
 Southeast Asia Properties & Finance,
   Ltd..................................    263,538          40,215
 *Starlight International Holdings,
   Ltd..................................  5,245,170          41,028
 *Stelux Holdings International, Ltd....  1,307,702          38,568
 *Styland Holdings, Ltd.................    101,808             170
 Sun Hing Vision Group Holdings, Ltd....    206,000          74,625
 Sun Hung Kai & Co., Ltd................  3,338,600         445,240
 *Sunday Communications, Ltd............  4,441,000          75,171
 *Sunway International Holdings, Ltd....    866,000          16,657
 *Suwa International Holdings, Ltd......  1,062,000          19,066
 TCC International Holdings, Ltd........    678,000          68,684
 *Tack Hsin Holdings, Ltd...............    542,000          52,126
 Tai Cheung Holdings, Ltd...............  1,445,000         213,089
 Tai Fook Securities Group, Ltd.........    102,000          11,510
 Tai Sang Land Development, Ltd.........    627,984         132,871
 Tak Sing Alliance Holdings, Ltd........  2,909,865          93,284
 *Tak Wing Investment Holdings, Ltd.....    432,800          18,592
 *#Tan Chong International, Ltd.........    666,000          89,673
 *Tem Fat Hing Fung (Holdings), Ltd.....     27,440             915

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Termbray Industries International
   (Holdings), Ltd......................  2,304,900    $    112,313
 Tern Properties Co., Ltd...............     61,200           9,716
 *Tian An China Investments Co., Ltd....  7,301,750          99,250
 Tian Teck Land, Ltd....................  1,098,000         244,990
 Tianjin Development Holdings, Ltd......    506,000         116,794
 *Tomorrow International Holdings,
   Ltd..................................  1,650,000          17,561
 *Top Form International, Ltd...........  1,586,000          94,570
 Trans-Ocean (International), Ltd.......    860,000          77,196
 Tristate Holdings, Ltd.................    138,000          23,005
 Truly International Holdings, Ltd......  1,014,000         305,564
 *Tung Fong Hung Holdings, Ltd..........  3,473,235          14,698
 Tungtex (Holdings) Co., Ltd............    788,000         219,777
 Tysan Holdings, Ltd....................  1,040,773          20,686
 USI Holdings, Ltd......................    928,999          67,903
 *United Power Investment, Ltd..........  1,664,000          21,765
 *Universal Holdings Ltd................  2,770,000          11,011
 *Universe International Holdings,
   Ltd..................................    382,226          16,174
 Van Shung Chong Holdings, Ltd..........    854,400          98,605
 *Vanda Systems & Communications
   Holdings, Ltd........................    644,000          32,207
 Varitronix International, Ltd..........    256,263         142,946
 Veeko International Holdings, Ltd......  1,420,000          17,663
 Victory City International Holdings,
   Ltd..................................    492,000          82,648
 Vitasoy International Holdings, Ltd....  1,033,000         222,539
 Wah Ha Realty Co., Ltd.................    278,600          21,435
 *Wah Nam International.................     38,696             794
 Wai Kee Holdings, Ltd..................  1,562,738         134,263
 *Wang ON Group Ltd New.................     46,440           3,394
 *Winfoong International, Ltd...........  1,210,000          23,274
 *Wing Fai International, Ltd...........  3,380,000          23,838
 Wing On Co. International, Ltd.........    565,000         291,615
 Wing Shan International, Ltd...........    896,000          32,171
 *Winsan China Investment Group, Ltd....  1,296,000           6,980
 Wong's International (Holdings), Ltd...    400,641          59,595
 *Wonson International Holdings, Ltd....  4,040,000          23,313
 World Houseware (Holdings), Ltd........    605,700          19,417
 *Xinao Gas Holdings, Ltd...............  1,094,000         259,529
 YGM Trading, Ltd.......................    228,000         152,032
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................    405,000          61,282
 *Yanion International Holdings, Ltd....    118,000          11,954
 Yaohan International Caterers, Ltd.....    512,000          30,201
 *Yaohan International Holdings, Ltd....    974,000               0
 *Yau Lee Holdings, Ltd.................    534,000          10,271
 *Yiu Wing International Holdings,
   Ltd..................................  1,404,200          21,968
 *Yugang International, Ltd.............  11,916,000         36,672
 *Yunnan Enterprises Holdings, Ltd......    240,000          13,541
 *eSun Holdings, Ltd....................    653,600          17,601
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $68,672,477)....................                 30,902,556
                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Hong Kong Dollars
   (Cost $195,707)......................                    195,717
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................    207,250             266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................    248,600             319
                                            SHARES        VALUE+
                                            ------        ------
 *Champion Technology Holdings, Ltd.
   Warrants.............................    194,311    $          0
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03....................  4,814,802           6,174
 *Climax International Co., Ltd.
   Warrants 02/08/04....................     59,200              76
 *Isteelasia.com, Ltd. Warrants
   06/17/05.............................    133,457             479
 *Paul Y. ITC Construction Holdings,
   Ltd. Warrants 08/29/03...............    133,689             171
 *South China Brokerage Co., Ltd. Rights
   06/21/03.............................    974,400           1,249
 *Styland Holdings, Ltd. Rights.........     25,452               0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      8,734
                                                       ------------
TOTAL -- HONG KONG
  (Cost $68,868,184)....................                 31,107,007
                                                       ------------
SINGAPORE -- (24.4%)
COMMON STOCKS -- (24.0%)
 ASA Group Holdings, Ltd................    586,000          92,908
 *Acma, Ltd.............................  3,040,700         122,714
 *Alliance Technology & Development,
   Ltd..................................    156,000           9,444
 *#Amtek Engineering, Ltd...............    540,625         321,038
 *Apollo Enterprises, Ltd...............    193,000          61,755
 *Armstrong Industrial Corp.............  1,460,000          42,087
 Ascott Group, Ltd......................  1,807,250         328,210
 *#Benjamin (F.J.) Holdings, Ltd........  1,095,000         202,017
 Bonvests Holdings, Ltd.................    825,000         171,230
 *Brilliant Manufacturing, Ltd..........    579,000          85,122
 Bukit Sembawang Estates, Ltd...........     71,334         427,714
 *CK Tang, Ltd..........................    614,000          56,639
 *CSE Systems & Engineering, Ltd........    984,000         190,048
 CWT Distribution, Ltd..................    461,500         190,240
 Central Properties, Ltd................     66,000         654,479
 Cerebos Pacific, Ltd...................    176,000         192,792
 Chemical Industries (Far East), Ltd....    105,910          48,238
 Chip Eng Seng Corp., Ltd...............  1,420,000         110,521
 Chosen Holdings, Ltd...................    829,000          83,640
 Chuan Hup Holdings, Ltd................  4,116,000       1,044,122
 Chuan Soon Huat Industrial Group,
   Ltd..................................    614,000         145,136
 Clipsal Industries Holdings, Ltd.......    129,657         176,413
 Comfort Group, Ltd.....................  2,469,000       1,110,296
 *Compact Metal Industries, Ltd.........    643,000          20,389
 Cosco Investment, Ltd..................  2,783,000         280,785
 Courts Singapore, Ltd..................    495,000         125,569
 *ECS Holdings, Ltd.....................  1,375,000         321,056
 Eagle Brand Holdings, Ltd..............  3,390,000         302,939
 *#Eastern Asia Technology, Ltd.........  1,140,500         279,452
 Eastgate Technology, Ltd...............    870,000          65,206
 *Econ International, Ltd...............  2,267,000          58,815
 Eng Wah Organisation, Ltd..............    265,000          25,973
 *Freight Links Express Holdings, Ltd...  1,648,000          28,504
 Frontline Technologies Corp., Ltd......  1,153,000          69,798
 Fu Yu Manufacturing, Ltd...............  1,291,000         249,341
 Fuji Offset Plates Manufacturing,
   Ltd..................................     33,750           5,448
 GB Holdings, Ltd.......................    200,000          68,607
 GK Goh Holdings, Ltd...................  1,120,000         432,629
 GP Industries, Ltd.....................    602,000         213,449
 Ges International, Ltd.................  1,647,000         280,117

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *#Guocoland, Ltd.......................  1,215,000    $    497,345
 *HTP Holdings, Ltd.....................    479,000          71,111
 Ho Bee Investment, Ltd.................    761,000          81,167
 Hong Fok Corp., Ltd....................  1,796,000         150,140
 *#Hong Leong Asia, Ltd.................  1,048,000         573,995
 *Horizon Education & Technologies,
   Ltd..................................    646,000          31,657
 Hotel Grand Central, Ltd...............    875,280         156,434
 Hotel Plaza, Ltd.......................  1,189,000         298,191
 Hotel Properties, Ltd..................  1,393,000         746,891
 Hotel Royal, Ltd.......................     55,333          35,410
 Hour Glass, Ltd........................    298,000          70,441
 Huan Hsin Holdings, Ltd................    728,400         386,350
 Hup Seng Huat, Ltd.....................    900,200          54,494
 Hwa Hong Corp., Ltd....................  2,785,000         594,087
 Hwa Tat Lee, Ltd.......................  1,177,500         451,446
 *I-One.Net International, Ltd..........  1,392,000          20,063
 IDT Holdings, Ltd......................    514,000         343,751
 *International Factors (Singapore),
   Ltd..................................    290,000          60,190
 *Intraco, Ltd..........................    292,500          69,141
 Isetan (Singapore), Ltd................    122,500         137,719
 *Jack Chia-MPH, Ltd....................    729,000          71,450
 Jaya Holdings, Ltd.....................  2,733,000         362,402
 Jurong Cement, Ltd.....................    132,500          54,237
 *Jurong Engineering, Ltd...............    112,000          78,777
 *K1 Ventures, Ltd......................  2,842,500         262,207
 *Keppel Telecommunications and
   Transportation, Ltd..................  1,376,000         587,048
 Khong Guan Flour Milling, Ltd..........     19,000          16,760
 Kian Ann Engineering, Ltd..............    868,000          75,064
 Kim Eng Holdings, Ltd..................  2,281,200       1,058,723
 Koh Brothers, Ltd......................  1,494,000          86,134
 *L & M Group Investments, Ltd..........  7,107,100          20,487
 *LC Development, Ltd...................  1,191,767          65,274
 Labroy Marine, Ltd.....................  2,943,000         390,249
 Lee Kim Tah Holdings, Ltd..............    795,000          57,293
 *Leong Hin Holdings, Ltd...............    526,000         213,795
 *Liang Huat Aluminum, Ltd..............  1,477,000          25,546
 Low Keng Huat Singapore, Ltd...........    372,000          68,630
 Lum Chang Holdings, Ltd................  1,134,030         169,989
 MMI Holdings, Ltd......................  1,453,000         184,294
 *Magnecomp International, Ltd..........    583,000          63,862
 *Manufacturing Integration Technology,
   Ltd..................................    604,000          47,010
 *Mediaring.Com, Ltd....................  2,094,000         114,689
 Metro Holdings, Ltd....................  2,256,960         553,014
 *Multi-Chem, Ltd.......................    957,000          68,968
 Natsteel, Ltd..........................    402,000         477,437
 Nera Telecommunications, Ltd...........  1,159,000         180,414
 *Orchard Parade Holdings, Ltd..........  1,084,022         184,367
 Ossia International, Ltd...............    708,000          42,859
 PCI, Ltd...............................    734,000         137,532
 *Pacific Can Investment Holdings,
   Ltd..................................    101,000           1,747
 Pan-United Corp., Ltd..................  1,624,000         280,886
 Pentex-Schweizer Circuits, Ltd.........    916,000          92,418
 Pertama Holdings, Ltd..................    459,750          32,470
 Prima, Ltd.............................    106,000         264,005
 Provisions Suppliers Corp..............  4,088,000         200,333
 Robinson & Co., Ltd....................    284,832         903,181
 Rotary Engineering, Ltd................  1,231,000         106,457
 SMB United, Ltd........................  1,254,000          93,986
 SNP Corp., Ltd.........................    207,495          64,599
                                            SHARES        VALUE+
                                            ------        ------
 *SPP, Ltd..............................    454,000    $     10,470
 San Teh, Ltd...........................    838,406         120,842
 Sea View Hotel, Ltd....................     66,000         207,378
 Sing Investments & Finance, Ltd.
   (Foreign)............................     94,500          69,192
 Singapore Food Industries, Ltd.........    840,000         339,001
 Singapore Reinsurance Corp., Ltd.......  1,400,850         189,794
 Singapura Building Society, Ltd........    139,250          95,536
 Singatronics, Ltd......................    748,000          97,030
 Ssangyong Cement (Singapore), Ltd......    236,000         142,865
 Stamford Land Corp., Ltd...............  3,229,000         288,551
 Straits Trading Co., Ltd...............  1,117,200         882,419
 *Sunright, Ltd.........................    378,000          39,227
 Superbowl Holdings, Ltd................    490,000          35,313
 Superior Metal Printing, Ltd...........    490,500          56,558
 Tiger Medicals, Ltd....................    224,000         268,618
 Tiong Woon Corp. Holding, Ltd..........    652,000          39,469
 *Transmarco, Ltd.......................    106,500          38,375
 *Tuan Sing Holdings, Ltd...............  3,362,000         164,756
 UOB-Kay Hian Holdings, Ltd.............  1,602,000         600,342
 *Ultro Technologies, Ltd...............    530,000          44,307
 Unisteel Technology, Ltd...............    898,000         287,338
 United Engineers, Ltd..................    632,666         415,817
 United Overseas Insurance, Ltd.........    125,500         209,829
 United Pulp & Paper Co., Ltd...........    354,000          80,616
 Uraco Holdings, Ltd....................  3,272,600         377,352
 *Van Der Horst, Ltd....................     18,543          79,305
 WBL Corp., Ltd.........................    510,000         482,211
 Wing Tai Holdings, Ltd.................  3,118,000         934,765
 Yeo Hiap Seng, Ltd.....................     90,000          98,587
 *Yongnam Holdi.........................  1,004,000          89,720
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $45,287,054)....................                 28,069,079
                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Singapore Dollars
   (Cost $487,267)......................                    488,531
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04..........    236,300           3,065
 *Chip Eng Seng Corp., Ltd. Warrants
   06/12/04.............................    355,000           4,093
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      7,158
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $45,774,321)....................                 28,564,768
                                                       ------------
NEW ZEALAND -- (12.6%)
COMMON STOCKS -- (12.5%)
 *AFFCO Holdings, Ltd...................  1,207,650          95,381
 *Advantage Group, Ltd..................    281,600          35,350
 Baycorp Advantage, Ltd.................    312,958         332,298
 CDL Hotels NZ, Ltd.....................  1,243,344         162,584
 *CDL Investments NZ, Ltd...............    262,935          30,256
 Cavalier Corp., Ltd....................    249,212         514,887
 Colonial Motor Co., Ltd................     47,895          80,416
 *Cue Energy Resources NL...............    452,354          15,971
 DB Breweries, Ltd......................    312,589         959,749
 Ebos Group, Ltd........................     57,108          89,612
 *Evergreen Forests, Ltd................    323,301          87,934
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................    210,688       1,107,520

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Fisher & Paykel Industries, Ltd........    130,000    $    642,571
 *Fletcher Challenge Forests, Ltd.......    475,200         246,069
 *Force Corp., Ltd......................     15,236          15,142
 Hallenstein Glassons Holdings, Ltd.....    206,438         280,743
 Hellaby Holdings, Ltd..................    179,079         291,307
 Horizon Energy Distribution, Ltd.......     40,420          76,110
 *Kingsgate International Corp., Ltd....    479,679          47,671
 *Met Lifecare, Ltd.....................    202,860         106,107
 Michael Hill International, Ltd........    137,246         437,900
 *New Zealand Oil & Gas, Ltd............    402,731          73,727
 New Zealand Refining Co., Ltd..........     62,819         602,938
 Northland Port Corp. (New Zealand),
   Ltd..................................    219,997         353,265
 Nuplex Industries, Ltd.................    214,098         403,145
 Owens Group, Ltd.......................    138,522          57,963
 *Pacific Retail Group, Ltd.............    194,156         289,429
 Port of Tauranga, Ltd..................    541,952       1,247,266
 Ports of Auckland......................    277,726         958,752
 Powerco, Ltd...........................    524,522         436,221
 Pyne Gould Guinness, Ltd...............    146,734          85,192
 Restaurant Brand New Zealand, Ltd......    338,732         276,393
 *Richina Pacific, Ltd..................    137,322          38,786
 Sanford, Ltd...........................    340,412         881,365
 Scott Technology, Ltd..................     54,083          69,023
 *Seafresh Fisheries....................     80,520           1,179
 South Port New Zealand, Ltd............     30,744          25,729
 Steel & Tube Holdings, Ltd.............    303,825         506,944
 *Tasman Agriculture, Ltd...............    157,056          45,182
 *Tasman Farms..........................    157,056               0
 Taylors Group, Ltd.....................     29,646          23,260
 Tourism Holdings, Ltd..................    222,252         118,575
 *Trans Tasman Properties, Ltd..........  2,132,308         278,827
 *Tranz Rail Holdings, Ltd..............    741,271         410,987
 Trustpower, Ltd........................    458,529         846,617
 Waste Management NZ, Ltd...............    349,572         546,706
 Williams & Kettle, Ltd.................     38,372          80,282
 Wrightson, Ltd.........................    478,020         302,536
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,886,582)....................                 14,615,867
                                                       ------------
                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
Capital Properties New Zealand, Ltd.
  Notes
    8.500%, 04/15/05
      (Cost $210,192)...................        201         108,095
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $35,107).......................                     35,742
                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $15,131,881)....................                 14,759,704
                                                       ------------

                                            SHARES        VALUE+
                                            ------        ------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................      7,260    $          0
                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad....................     40,000           6,158
 *Autoways Holdings Berhad..............     10,000           3,395
 *Kuala Lumpur Industries Holdings
   Berhad...............................    138,000          17,976
 *MBF Holdings Berhad...................  2,228,250         120,208
 *Promet Berhad.........................  1,143,000          87,229
 *RNC Corp. Berhad......................     33,000           3,561
 *Rahman Hydraulic Tin Berhad...........    111,000          19,425
 *Rekapacific Berhad....................    473,000          57,258
 *Saship Holdings Berhad................    223,520          52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................     60,000           6,947
 *Wing Tiek Holdings Berhad.............     95,800          22,437
                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,365,380).....................                    396,945
                                                       ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................    252,052          12,744
                                                       ------------
                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.10%, 01/02/03
   (Collateralized by $5,699,000 FMC
   Discount Notes 1.261%, 01/10/03,
   valued at $5,699,000) to be
   repurchased at $5,614,343
   (Cost $5,614,000)....................  $   5,614       5,614,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $187,583,535)++.................               $117,216,930
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $187,978,686.
  @  Denominated in local currency or the euro

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (97.9%)
COMMON STOCKS -- (97.9%)
 600 Group P.L.C........................     100,910    $    71,075
 AEA Technology P.L.C...................      30,483         83,428
 AGA Food Service Group P.L.C...........      38,000        125,413
 AIM Group P.L.C........................      32,063         49,038
 *API Group P.L.C.......................      51,500         67,572
 *ASW Holdings P.L.C....................     849,314         34,183
 Abacus Polar P.L.C.....................      75,000        323,593
 Abbeycrest P.L.C.......................      42,590         26,741
 Abbot Group P.L.C......................      92,595        199,754
 Aberdeen Asset Management P.L.C........     100,000        114,304
 Acal P.L.C.............................      13,671        110,596
 Acatos & Hutcheson P.L.C...............      39,436         53,330
 *Adam & Harvey Group P.L.C.............      10,500            338
 *Advanced Medical Solutions P.L.C......      29,802          4,318
 *Advanced Power Components, Ltd........      47,871          5,009
 *African Lakes Corp. P.L.C.............       7,760            312
 Aggreko P.L.C..........................      13,000         30,870
 *Airflow Streamlines P.L.C.............      20,500         15,677
 Airsprung Furniture Group P.L.C........      58,000         74,700
 Airtours P.L.C.........................      24,000          7,438
 Alba P.L.C.............................     105,025        718,597
 Alexandra Workwear P.L.C...............      86,243         80,530
 Alexon Group P.L.C.....................      86,632        279,638
 Allders P.L.C..........................      66,000        176,914
 Allen P.L.C............................      50,000        206,069
 Alpha Airports Group P.L.C.............     392,541        420,252
 Alphameric P.L.C.......................     172,688        141,787
 Alumasc Group P.L.C....................     100,245        197,698
 Alvis P.L.C............................     191,010        472,028
 Amberley Group P.L.C...................     200,000         68,421
 Amey P.L.C.............................      11,353          4,935
 Amstrad P.L.C..........................     149,652         55,413
 *Andrew Sykes Group P.L.C..............     203,650        457,364
 *Anglesey Mining P.L.C.................      55,000            885
 Anglo Eastern Plantations P.L.C........      57,166         84,210
 *Anite Group P.L.C.....................     250,000         94,583
 *Antisoma P.L.C........................     163,333         75,599
 *Applied Optical Technologies P.L.C....      75,383         25,486
 *Arena Leisure P.L.C...................     350,516        165,058
 *Argonaut Games, Ltd...................     100,000         28,174
 Armitage Brothers P.L.C................       4,000         11,913
 *Armour Trust P.L.C....................     198,500         65,512
 Arriva P.L.C...........................      10,350         45,572
 Ashtenne Holdings P.L.C................      50,000        193,593
 *Aukett Associates P.L.C...............     149,201          9,008
 Austin Reed Group P.L.C................      68,999        126,079
 Autologic Holdings P.L.C...............      17,489         80,244
 Avesco P.L.C...........................      29,998         36,221
 Avis Europe P.L.C......................      29,592         45,497
 Avon Rubber P.L.C......................      25,041         71,960
 *Axis-Shield P.L.C.....................      58,284        124,328
 Axon Group P.L.C.......................      19,756         18,129
 *Azlan Group P.L.C.....................     185,000        338,042
 *BNB Resources P.L.C...................      49,000          9,466
 BPP Holdings P.L.C.....................     106,500        426,926
 BSS Group P.L.C........................      47,905        277,643
 BWD Securities P.L.C...................      10,951         52,891
                                            SHARES        VALUE+
                                            ------        ------
 Babcock International Group P.L.C......     310,464    $   542,306
 Baggeridge Brick P.L.C.................      98,000        128,584
 Bailey (Ben) Construction P.L.C........      26,000         64,670
 *Bailey (C.H.) P.L.C...................     109,500         12,340
 *Bailey (C.H.) P.L.C. Class B..........      10,000          6,520
 Barr (A.G.) P.L.C......................      43,000        288,328
 Beattie (James) P.L.C..................     132,247        234,197
 Bellway P.L.C..........................      93,000        677,493
 Bemrose Corp. P.L.C....................      50,375         27,168
 Benchmark Group P.L.C..................      36,513        111,100
 Bespak P.L.C...........................      55,918        263,318
 Bett Brothers P.L.C....................      33,108        221,999
 *Biocompatibles International P.L.C....      14,690         22,704
 Biotrace International P.L.C...........      75,000        108,066
 Birse Group P.L.C......................     421,901         64,526
 Black Arrow Group P.L.C................      56,500         50,483
 Blacks Leisure Group P.L.C.............      60,959        197,750
 *Blagden Industries P.L.C..............     131,092              0
 Blick P.L.C............................      68,555        231,773
 Bloomsbury Publishing P.L.C............       9,307         97,767
 Body Shop International P.L.C..........     194,000        176,463
 Bodycote International P.L.C...........      92,338        120,412
 *Boosey & Hawkes P.L.C.................      35,500         83,442
 Boot (Henry) & Sons P.L.C..............      47,000        204,298
 Bovis Homes Group P.L.C................      20,000        115,914
 *Bradstock Group P.L.C.................     130,000          8,895
 Brammer (H.) P.L.C.....................     119,123        165,888
 Brewin Dolphin Holdings P.L.C..........     219,762        132,674
 Bristol Water Holdings P.L.C...........      12,000        213,475
 Britannic P.L.C........................       9,800         51,670
 *British Biotech P.L.C.................     698,000         28,093
 British Polythene Industries P.L.C.....      56,740        220,602
 British Vita P.L.C.....................      10,800         41,990
 Brixton Estate P.L.C...................      38,400        138,788
 *Brown & Jackson P.L.C.................     296,819        327,330
 Brown (N) Group P.L.C..................      30,000         65,685
 *Bulgin (A.F.) & Co. P.L.C.............      36,000          1,739
 *Bullough P.L.C........................     256,000         45,335
 Bulmer (H.P.) Holdings P.L.C...........      60,500        101,296
 *Burn Stewart Distillers P.L.C.........     142,500        166,325
 *Burnden Leisure P.L.C.................      33,000          1,859
 Burndene Investments P.L.C.............     175,001        177,494
 Burtonwood Brewery P.L.C...............      38,000        154,472
 Business Post Group P.L.C..............      56,000        352,958
 *CLS Holdings P.L.C....................     122,907        423,442
 CML Microsystems P.L.C.................      28,361         61,639
 Cadcentre Group P.L.C..................      10,000         56,911
 Caffyns P.L.C..........................       6,000         40,087
 *Cairn Energy P.L.C....................      60,206        299,019
 *Calluna P.L.C.........................      77,140              0
 Camellia P.L.C.........................       2,950        131,792
 *Cammell Laird Group P.L.C.............     256,158         24,744
 *Cape P.L.C............................     119,518         24,052
 Capital & Regional Properties P.L.C....      25,818        132,384
 Capital Radio P.L.C....................       4,110         32,753
 *Carclo Engineering Group P.L.C........     100,463         46,095
 Care UK P.L.C..........................      64,835        113,773
 Carillion P.L.C........................      10,115         18,157
 *Carlisle Holdings, Ltd................       8,709         22,083

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Carpetright P.L.C......................     102,500    $   967,822
 *Carphone Warehouse Group P.L.C........      42,000         51,220
 Carr's Milling Industries P.L.C........      19,000         72,648
 Castings P.L.C.........................      79,000        209,217
 *Cenes Pharmaceuticals P.L.C...........     298,612         14,422
 Chamberlin & Hill P.L.C................      18,000         49,408
 Chapelthorpe P.L.C.....................     579,250         79,266
 Charles Taylor Group P.L.C.............      39,897        162,825
 *Charter P.L.C.........................      88,743        107,152
 Chelsfield P.L.C.......................      20,157         98,002
 Chemring Group P.L.C...................      49,000        199,187
 Chime Communications P.L.C.............      71,838         17,059
 Chloride Group P.L.C...................     485,500        242,301
 Christie Group P.L.C...................      53,263         37,301
 Chrysalis Group P.L.C..................     268,082        845,916
 Churchill China P.L.C..................      30,000         63,270
 City Centre Restaurants P.L.C..........     174,871        147,802
 Clarkson (Horace) P.L.C................      44,733        137,911
 *Clinical Computing P.L.C..............      40,000         20,929
 Clinton Cards P.L.C....................     144,460        382,575
 Close Brothers Group P.L.C.............      10,000         89,511
 Clydeport P.L.C........................      12,500         88,244
 Coats Viyella P.L.C....................     275,000        216,936
 Colefax & Fowler Group P.L.C...........      60,000         71,963
 Collins Stewart Holdings P.L.C.........      27,716        141,001
 Communisis P.L.C.......................     237,134        423,760
 Compel Group P.L.C.....................       5,000          6,641
 *Computacenter P.L.C...................       9,000         40,570
 *Cookson Group P.L.C...................     383,068        124,883
 Coral Products P.L.C...................      50,000         38,638
 *Cordiant Communications Group
   P.L.C................................      85,000         45,158
 *Corporate Services Group P.L.C........      82,200         10,918
 Cosalt P.L.C...........................      30,700        149,509
 Countryside Property P.L.C.............      94,086        238,566
 Countrywide Assured Group P.L.C........     133,374        242,635
 Courts P.L.C...........................     110,722        345,811
 *Cox Insurance Holdings P.L.C..........     144,666        179,333
 *Cradley Group Holdings P.L.C..........      80,000          9,660
 Cranswick P.L.C........................      19,029        162,672
 Crest Nicholson P.L.C..................     267,250        811,022
 Creston Land & Estates P.L.C...........       5,000          5,152
 Croda International P.L.C..............      59,635        233,298
 Cropper (James) P.L.C..................      22,000         60,211
 *Crown Sports P.L.C....................     250,000         28,174
 *Culver Holdings P.L.C.................         338             60
 *DCS Group P.L.C.......................      10,000          1,690
 DFS Furniture Co. P.L.C................      41,300        235,373
 DTZ Holdings P.L.C.....................     114,500        153,920
 Daejan Holdings P.L.C..................      25,000        563,471
 Dairy Crest Group P.L.C................      20,000        110,118
 *Danka Business Systems P.L.C..........      15,000         16,965
 Dart Group P.L.C.......................      74,000        218,015
 Davis Service Group P.L.C..............      25,000        108,066
 *Dawson International P.L.C............     100,688         39,714
 DeVere Group P.L.C.....................       5,600         25,176
 Dechra Pharmaceiticals P.L.C...........      50,000         91,765
 Delta P.L.C............................     200,000        321,983
 Deltron Electronics P.L.C..............       8,621         11,242
 Densitron International P.L.C..........      74,175         22,689
 Derwent Valley Holdings P.L.C..........      90,000        782,420
 Development Securities P.L.C...........      50,000        270,466
                                            SHARES        VALUE+
                                            ------        ------
 Devro P.L.C............................     180,143    $   127,607
 Dewhurst P.L.C.........................       9,000         13,620
 Dewhurst P.L.C. Class A Non-Voting.....      15,500         19,838
 Diagonal P.L.C.........................      34,200         28,080
 *Dickinson Legg Group P.L.C............      11,935          7,253
 Dicom Group P.L.C......................      30,000        195,605
 *Dimension Data Holdings P.L.C.........      64,000         29,880
 Diploma P.L.C..........................      22,648        113,030
 Domestic & General Group P.L.C.........      17,223        108,138
 Domino Printing Sciences P.L.C.........     355,935        759,259
 Domnick Hunter Group P.L.C.............      30,000        123,159
 Dowding & Mills P.L.C..................     336,440         75,830
 EBC Group P.L.C........................      55,666        139,355
 East Surrey Holdings P.L.C.............      36,800        166,478
 *Easynet Group P.L.C...................      75,000         95,388
 Edinburgh Fund Managers Group P.L.C....      61,000        126,193
 *Eidos P.L.C...........................      55,300        112,176
 Eldridge Pope & Co. P.L.C..............      25,000         59,768
 Eleco Holdings P.L.C...................     104,685         44,662
 Electronic Data Processing P.L.C.......      55,200         34,658
 Electronics Boutique P.L.C.............     150,000         86,936
 *Emess P.L.C...........................     288,250         31,324
 Ennstone P.L.C.........................     295,323        183,047
 *Enodis P.L.C..........................     275,329        217,196
 Eurocopy P.L.C.........................      41,051         26,435
 Eurodis Electron P.L.C.................      87,500         38,739
 Euromoney Institutional Investors
   P.L.C................................      65,000        272,076
 European Colour P.L.C..................      82,090         25,771
 European Motor Holdings P.L.C..........     118,325        231,450
 *European Telecom P.L.C................       7,000            338
 *Evans of Leeds Contingent Units
   P.L.C................................      80,000              0
 *Express Dairies P.L.C.................     722,000        366,143
 Expro International Group P.L.C........      54,966        334,052
 *Eyretel P.L.C.........................     134,000         21,573
 *FII Group P.L.C.......................      41,166          7,290
 FKI P.L.C..............................      29,000         41,085
 Falcon Holdings P.L.C..................       5,500         13,946
 Fenner P.L.C...........................      92,146        121,645
 *Ferguson International Holdings
   P.L.C................................      89,105         50,208
 Ferraris Group P.L.C...................       9,600         22,024
 *Fibernet Group P.L.C..................      45,339         14,781
 Filtronic P.L.C........................       4,138          5,762
 Financial Objects P.L.C................       7,000          4,451
 Fine Art Developments P.L.C............     142,288        574,970
 First Choice Holidays P.L.C............      26,087         36,118
 First Technology P.L.C.................     117,111        403,473
 Firth Rixson P.L.C.....................     216,888         87,293
 Fisher (Albert) Group P.L.C............      76,000        200,660
 *Fitness First P.L.C...................      20,000         50,229
 Forminster P.L.C.......................      43,333         14,650
 Forth Ports P.L.C......................     135,363      1,784,791
 Fortress Holdings P.L.C................     120,728         52,478
 *Foster (John) & Son P.L.C.............      27,500          4,759
 Freeport Leisure P.L.C.................      25,814        116,987
 French Connection Group P.L.C..........      25,000        374,306
 *Friendly Hotels P.L.C.................      51,533         29,037
 Friends, Ivory & Sime P.L.C............      60,039        172,534

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Fuller, Smith & Turner P.L.C.
   Series A.............................      20,000    $   143,283
 Fulmar P.L.C...........................     107,500        113,358
 *Future Network P.L.C..................     315,000        283,989
 GWR Group P.L.C........................      49,700        132,021
 Galliford P.L.C........................     517,870        208,432
 Games Workshop Group P.L.C.............      13,176         89,410
 *Gaming International P.L.C............      14,000          5,409
 *Gardner Group P.L.C...................      26,923          2,709
 *Garton Engineering P.L.C..............      10,248          6,187
 Gaskell P.L.C..........................      36,000          7,245
 *Gearhouse Group P.L.C.................      25,000         11,672
 Geest P.L.C............................      72,288        507,989
 Gibbs & Dandy P.L.C....................       4,500         27,711
 Gleeson (M.J.) Group P.L.C.............      22,471        282,176
 Glenmorangie P.L.C.....................      20,000        239,073
 *Glotel P.L.C..........................      15,300         13,178
 Go-Ahead Group P.L.C...................      40,000        372,857
 Goldshield Group P.L.C.................      14,400         46,945
 Gowrings P.L.C.........................       5,000          4,468
 Grainger Trust, Ltd....................      22,000        351,525
 Greene King P.L.C......................      10,162        110,839
 *Greenwich Resources P.L.C.............     438,664         10,593
 Greggs P.L.C...........................      26,000      1,356,194
 *Groupe Chez Gerard P.L.C..............     100,000        127,183
 Guiness Peat Group P.L.C...............     157,016        109,960
 *Gyrus Group P.L.C.....................      30,072         85,450
 Haden Maclellan Holdings P.L.C.........     226,224        109,261
 Halma P.L.C............................      18,000         32,166
 Halstead (James) Group P.L.C...........      74,908        352,742
 Hamley's P.L.C.........................      47,500        124,265
 Hampson Industries P.L.C...............     105,886         21,308
 *Hampton Trust P.L.C...................     232,050         14,943
 Hanover International P.L.C............      12,097         21,131
 Hardys & Hansons P.L.C.................      48,000        267,375
 *Hartstone Group P.L.C.................     240,263          3,868
 *Harvey Nash Group P.L.C...............     183,750        103,538
 Havelock Europa P.L.C..................      27,660         27,831
 *Hawtin P.L.C..........................     196,500         27,681
 Haynes Publishing Group P.L.C..........      14,703         32,665
 Headlam Group P.L.C....................     152,974        566,434
 Heath (Samuel) & Sons P.L.C............       7,500         37,129
 Helical Bar P.L.C......................      35,000        426,829
 *Helphire Group P.L.C..................     134,600        383,550
 Henlys Group P.L.C.....................       8,303         19,583
 Heywood Williams Group P.L.C...........     140,400        268,978
 Highbury House Communications P.L.C....     439,166         98,983
 High-Point P.L.C.......................      57,510          7,870
 Hill & Smith Holdings P.L.C............      86,850        117,450
 Hiscox P.L.C...........................     136,500        346,112
 Hit Entertainment P.L.C................     119,691        409,472
 Hitachi Credit (UK) P.L.C..............      53,912        110,662
 Holidaybreak P.L.C.....................      92,974        797,048
 Holmes Place P.L.C.....................      56,067         81,237
 *Horace Small Apparel P.L.C............     137,500          8,301
 House of Fraser P.L.C..................     325,000        427,735
 Hunting P.L.C..........................     223,174        303,601
 Huntleigh Technology P.L.C.............      24,925        118,375
 *Huntsworth P.L.C......................     108,000         19,995
 *Hyder Consulting P.L.C................      16,308         13,127
 *IAF Group P.L.C.......................      30,000          2,173
                                            SHARES        VALUE+
                                            ------        ------
 IG Group P.L.C.........................      50,000    $   149,722
 *IMS Group P.L.C.......................      75,000          5,433
 *IQE P.L.C.............................     132,400         13,322
 *Ids Group P.L.C.......................      23,000          4,814
 *Imagination Technologies Group
   P.L.C................................     189,698         58,026
 Incepta Group P.L.C....................     351,000         87,588
 Inchcape P.L.C.........................      12,000        137,986
 *Industrial & Commercial Holdings
   P.L.C................................       5,000            121
 Informa Group P.L.C....................      37,229        100,392
 *Intec Telecom Systems P.L.C...........     100,000         33,808
 Intelek P.L.C..........................      99,880         18,492
 *Interx P.L.C..........................      20,000          3,139
 Intserve P.L.C.........................     144,534        387,425
 *Inveresk P.L.C........................     100,000         16,099
 *Irevolution Group P.L.C...............       5,000            101
 Isoft Group P.L.C......................       7,540         31,075
 Isotron P.L.C..........................      50,325        257,236
 Ite Group P.L.C........................     247,186        144,257
 Itnet P.L.C............................      35,754        110,805
 J.& J. Dyson P.L.C.....................      42,750        140,057
 JKX Oil and Gas P.L.C..................     220,533         50,593
 Jarvis Hotels P.L.C....................     215,318        367,443
 Jarvis P.L.C...........................     193,379        871,708
 *Jarvis Porter Group P.L.C.............      99,894         19,299
 John David Sports P.L.C................     114,500        437,797
 Johnson Group Cleaners P.L.C...........     125,535        611,355
 Johnston Group P.L.C...................      26,000        158,013
 Joseph (Leopold) Holdings P.L.C........      14,000        130,162
 *Jourdan (Thomas) P.L.C................      40,000          7,728
 *K S Biomedix Holdings P.L.C...........      94,500         19,017
 KBC Advanced Technologies P.L.C........      25,000         17,508
 *Kalamazoo Computer Group P.L.C........      56,120          5,195
 Keller Group P.L.C.....................     110,000        442,727
 Kensington Group P.L.C.................      30,000         67,617
 *Kewill Systems P.L.C..................      10,000          3,944
 Kidde P.L.C............................      41,000         46,700
 Kier Group P.L.C.......................      11,155         74,798
 *Kiln P.L.C............................     200,000        336,473
 Kleeneze P.L.C.........................      84,300         81,430
 *Knowledge Support Systems Group
   P.L.C................................      25,000          8,251
 Laing (John) P.L.C.....................     275,961        457,603
 Laird Group P.L.C......................      31,700         76,296
 Lambert Howarth Group P.L.C............      25,200         67,752
 *Lamont Holdings P.L.C.................      72,231          2,326
 *Laura Ashley Holdings P.L.C...........     499,150         78,350
 Lavendon Group P.L.C...................      50,092         98,386
 *Leeds Group P.L.C.....................      86,938         32,191
 *Leeds Sporting P.L.C..................      66,000          5,313
 *Leicester City P.L.C..................     100,000         12,477
 Lincat Group P.L.C.....................      19,000         84,883
 Linton Park P.L.C......................      39,000        244,868
 Linx Printing Technologies P.L.C.......      27,000        101,063
 Litho Supplies P.L.C...................      20,000          9,338
 Logica P.L.C...........................      14,963         36,134
 London Bridge Software Holdings
   P.L.C................................     157,269         63,298
 *London Clubs International P.L.C......     144,646         50,067
 *London Forfeiting Co. P.L.C...........      12,000          3,767
 London Merchant Securities P.L.C.......      40,000         76,310

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 London Scottish Bank P.L.C.............     263,000    $   495,388
 Lookers P.L.C..........................      53,160        132,226
 *Lorien P.L.C..........................      60,000         67,617
 Low & Bonar P.L.C......................      95,000         65,000
 *Lowe (Robert H.) & Co. P.L.C..........     251,985          8,114
 Luminar P.L.C..........................       3,000         18,908
 *M.L. Laboratories P.L.C...............      51,042          8,834
 *MDIS Group P.L.C......................     342,029        143,166
 MFI Furniture Group P.L.C..............      60,855        108,259
 MMT Computing P.L.C....................       3,000          4,298
 MS International P.L.C.................      71,500         39,713
 MSB International P.L.C................      16,000         14,038
 MacDonald Hotels P.L.C.................      45,500        159,321
 MacFarlane Group Clansman P.L.C........     228,287        123,120
 Macro 4 P.L.C..........................      42,500         31,132
 Maiden Group P.L.C.....................      16,800         74,649
 Mallett P.L.C..........................      24,837         84,769
 Manganese Bronze Holdings P.L.C........      32,184         40,674
 Marlborough Stirling P.L.C.............     150,000         85,728
 Marshalls P.L.C........................     225,800        787,019
 *Martin International Holdings P.L.C...     135,800         20,223
 *Marylebone Warwick Balfour Group
   P.L.C................................      73,345         59,925
 Mayflower Corp. P.L.C..................     550,636        181,728
 McAlpine (Alfred) P.L.C................     196,111        762,470
 McBride P.L.C..........................      10,000         11,189
 McCarthy & Stone P.L.C.................     194,968        977,743
 McKay Securities P.L.C.................      68,500        164,316
 McLeod Russel Holdings P.L.C...........      74,524         59,989
 *Medical Solutions P.L.C...............     126,658         39,762
 *Medisys P.L.C.........................     150,134         17,524
 Meggitt P.L.C..........................      25,304         71,698
 Mentmore Abbey P.L.C...................     236,561        327,525
 Menzies (John) P.L.C...................      57,314        302,187
 *Merant P.L.C..........................     172,500        234,666
 Merchant Retail Group P.L.C............     185,666        348,226
 Merrydown P.L.C........................      59,927         40,038
 Mersey Docks & Harbour Co. P.L.C.......      10,000         75,103
 Metal Bulletin P.L.C...................      95,500        199,871
 Metalrax Group P.L.C...................     358,740        398,504
 Mice Group P.L.C.......................     139,909        147,533
 Michael Page International P.L.C.......      18,000         31,731
 *Microgen Holdings P.L.C...............      45,816         14,752
 Millennium and Copthorne Hotels
   P.L.C................................      31,000        104,806
 Minerva P.L.C..........................      23,000         66,836
 Mitie Group P.L.C......................     500,000        700,314
 Molins P.L.C...........................      68,000        374,950
 Monsoon P.L.C..........................      71,000        105,731
 Morse P.L.C............................      36,866         75,673
 *Moss Brothers Group P.L.C.............     163,400        105,224
 Mowlem (John) & Co. P.L.C..............     319,434        547,689
 Mtl Instruments Group P.L.C............       4,348          9,380
 Mucklow (A & J) Group P.L.C............     175,000        676,165
 *NHP P.L.C.............................     171,875        295,382
 *NSB Retail P.L.C......................     300,000         35,016
 *NXT P.L.C.............................      22,446         17,165
 National Express Group P.L.C...........       6,000         38,831
 Nestor Healthcare Group P.L.C..........     180,200        626,631
 New Look Group P.L.C...................     103,535        398,372
 Newcastle United P.L.C.................     148,923         55,143
 Nichols (J.N.) (Vimto) P.L.C...........      66,550        115,711
                                            SHARES        VALUE+
                                            ------        ------
 Nord Anglia Education P.L.C............       5,000    $    11,471
 Northamber P.L.C.......................      75,888         91,630
 Northgate P.L.C........................     118,200        763,072
 Novar P.L.C............................      21,585         37,704
 *OEM P.L.C.............................      12,000          6,858
 Ocean Wilson Holdings, Ltd.............      84,250         87,485
 Ockham Holdings P.L.C..................     204,751        157,399
 *Orbis P.L.C...........................     142,859          2,300
 *Osborne & Little P.L.C................      11,200         43,275
 Ottakar's P.L.C........................      30,000         81,381
 Owen (H.R.) P.L.C......................      30,000         65,202
 *Oxford Biomedica, Ltd.................      75,000          7,546
 Oxford Instruments P.L.C...............      43,051         92,873
 *Oxford Molecular Group P.L.C..........      41,440          6,338
 PHS Group P.L.C........................     160,000        203,494
 *PPL Therapeutics P.L.C................      43,529          3,679
 PSD Group P.L.C........................      43,500        129,558
 Paladin Resources P.L.C................     342,500        410,790
 Paragon Group of Companies P.L.C.......      47,000        129,767
 Parity Group P.L.C.....................     128,750         33,682
 *Park Food Group P.L.C.................     291,600        107,974
 *Partridge Fine Arts P.L.C.............      58,000         56,025
 Paterson Zochonis P.L.C................      22,000        325,847
 Paterson Zochonis P.L.C. Non-Voting....      27,000        319,488
 Pendragon P.L.C........................      95,750        426,994
 Penna Consulting P.L.C.................      33,000         48,611
 *Peptide Therapeutics Group P.L.C......      35,000        156,081
 Peterhouse Group P.L.C.................      85,427        356,204
 *Pharmagene P.L.C......................     160,000         79,852
 Photo-Me International P.L.C...........     142,620         44,773
 Photo-Scan P.L.C.......................      40,777         61,709
 *Phytopharm P.L.C......................      32,600         56,420
 Pic International Group P.L.C..........     492,975        353,174
 Pillar Property P.L.C..................      41,800        283,983
 Pittards P.L.C.........................      60,985         51,545
 PizzaExpress P.L.C.....................      15,000         80,657
 Planit Holdings P.L.C..................     235,000        100,258
 *Plantation & General Investment
   P.L.C................................      70,623         15,918
 *Plasmon P.L.C.........................     100,000        172,261
 Portmeirion Potteries (Holdings)
   P.L.C................................      22,856         67,153
 Porvair P.L.C..........................      62,000        127,264
 *Powderject Pharmaceuticals P.L.C......      44,500        295,520
 Precoat International P.L.C............      25,000         34,412
 *Premier Consolidated Oilfields
   P.L.C................................     152,488         71,193
 Premier Farnell P.L.C..................      18,000         55,059
 *Pressac Holdings P.L.C................      78,129         27,043
 *Probus Estates P.L.C..................      83,333          1,342
 *Property Partnerships P.L.C...........      10,000          8,372
 *Protherics P.L.C......................     482,694        147,648
 *Proudfoot P.L.C.......................     310,972        256,578
 *Provalis P.L.C........................     375,538         48,367
 *Psion P.L.C...........................     165,200        136,969
 *QSP Group P.L.C.......................      31,250          3,522
 *Queens Moat Houses P.L.C..............     159,000         39,676
 Quintain Estates & Development
   P.L.C................................     108,350        440,447
 *Qxl.com P.L.C.........................     130,000          1,067
 RAC P.L.C..............................      20,000        114,626
 RJB Mining P.L.C.......................      16,000         13,137
 RM P.L.C...............................      45,490         65,912

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *RMS Communications P.L.C..............      15,000    $         0
 RPC Group P.L.C........................      43,400        122,972
 RPS Group P.L.C........................     192,594        348,818
 Radamec Group P.L.C....................      35,000         15,214
 Radstone Technology P.L.C..............      35,000        161,716
 Ransom (William) & Son P.L.C...........      30,000         17,870
 Redrow Group P.L.C.....................     113,537        432,287
 *Redstone Telecom P.L.C................     148,707          1,113
 *Reece P.L.C...........................     283,750          3,426
 Reed Executive P.L.C...................     116,500        222,253
 Reed Health Group P.L.C................     155,333        230,067
 Reg Vardy P.L.C........................     103,597        526,199
 Regent Inns P.L.C......................     148,109        171,679
 Reliance Security Group P.L.C..........       9,000         70,635
 Renishaw P.L.C.........................     146,806        697,219
 Renold P.L.C...........................     144,000        156,484
 Ricardo Group P.L.C....................      94,709        423,877
 *Richmond Oil & Gas P.L.C..............     220,000              0
 *Rodime P.L.C..........................     435,000         96,293
 *Rolfe & Nolan P.L.C...................      24,000         29,172
 Roseby's P.L.C.........................      45,692        122,110
 Rotork P.L.C...........................     177,977        840,960
 Rowe Evans Investments P.L.C...........      86,917        174,212
 Roxboro Group P.L.C....................      17,586         40,769
 *Roxspur P.L.C.........................      45,958            925
 *Royal Doulton P.L.C...................     240,000         16,421
 Royalblue Group P.L.C..................      47,200        178,572
 Rutland Trust P.L.C....................     174,255         82,758
 S & U P.L.C............................      21,140        115,714
 SCS Upholstery P.L.C...................      29,000        109,949
 SFI Group P.L.C........................      26,713         13,332
 SHL Group P.L.C........................      41,650         40,902
 SIG P.L.C..............................     103,200        286,597
 *SMG P.L.C.............................      50,000         77,679
 Safeland P.L.C.........................      25,000         17,105
 Salvesen (Christian) P.L.C.............     183,157        173,972
 Sanctuary Group P.L.C..................     320,000        206,069
 Sanderson Bramall Motor Group P.L.C....      68,166        351,722
 Savills P.L.C..........................     104,000        235,241
 Scapa Group P.L.C......................      44,337         17,488
 *Scipher P.L.C.........................      28,803         13,911
 Scottish Radio Holdings P.L.C..........      17,200        181,373
 Secure Trust Group P.L.C...............      27,118        174,631
 Securicor P.L.C........................      31,000         42,297
 Selfridges P.L.C.......................      85,000        302,423
 Senior Engineering Group P.L.C.........     122,900         47,486
 *Servicepower Technologies P.L.C.......     150,000         19,319
 Seton Healthcare Group P.L.C...........       9,000         37,310
 Severfield-Rowan P.L.C.................      20,000         86,131
 Shaftesbury P.L.C......................     137,500        457,116
 Shanks & McEwan Group P.L.C............      92,900        152,553
 *Sherwood International, Ltd...........      16,674         20,804
 Shiloh P.L.C...........................      14,500         44,353
 *ShopRite Group P.L.C..................     204,780         28,847
 Silentnight Holdings P.L.C.............      84,300        176,431
 Simon Engineering P.L.C................     348,089        190,534
 Sinclair (William) Holdings P.L.C......      53,000         46,502
 Sindall (William) P.L.C................      66,000        185,945
 Sirdar P.L.C...........................      41,600         41,858
 Skillsgroup P.L.C......................      79,475          7,037
 *Skyepharma P.L.C......................      29,000         19,375
                                            SHARES        VALUE+
                                            ------        ------
 Smart (J.) & Co. (Contractors) P.L.C...      22,500    $   132,214
 *Smartlogik P.L.C......................     207,000            467
 Smith (David S.) Holdings P.L.C........      80,000        187,394
 *Soco International P.L.C..............      59,000        371,867
 Somerfield P.L.C.......................      24,000         33,035
 South Staff Water Holdings P.L.C.......     108,000        797,199
 Southampton Leisure Holdings P.L.C.....      19,615          7,421
 Spectris P.L.C.........................       6,180         28,505
 Spirax-Sarco Engineering P.L.C.........      91,811        611,925
 Spirent P.L.C..........................      49,137         13,250
 *Sportsworld Media Group P.L.C.........      26,049          2,202
 Spring Group P.L.C.....................     169,495        125,522
 Springwood P.L.C.......................      37,500         16,602
 St. Ives P.L.C.........................      30,000        173,871
 St. Modwen Properties P.L.C............      50,000        140,868
 Staffware P.L.C........................      12,000         45,883
 Stagecoach Holdings P.L.C..............     442,574        210,190
 Stanley (Charles) Group P.L.C..........      76,800        116,841
 Stanley Leisure Organisation P.L.C.....     221,258      1,394,550
 Sterling Publishing Group P.L.C........      75,298         12,425
 Stirling Group P.L.C...................     193,011         48,163
 *Stylo P.L.C...........................      96,224         39,503
 *Superscape P.L.C......................      14,621          3,295
 Swallowfield P.L.C.....................      15,000         19,923
 Syltone P.L.C..........................      50,400         79,517
 *Synstar P.L.C.........................     143,000        134,678
 T & S Stores P.L.C.....................     138,335        959,871
 TT Group P.L.C.........................      28,080         47,693
 *Tadpole Technology P.L.C..............     109,090         15,806
 *Tandem Group P.L.C....................     327,365              0
 Tarsus Group P.L.C.....................      34,855         12,626
 Taylor & Francis Group P.L.C...........      14,600        106,359
 Taylor Nelson AGB P.L.C................      19,000         46,494
 Ted Baker P.L.C........................      38,800        128,677
 Telemetrix P.L.C.......................     165,708        162,733
 *Telme.com P.L.C.......................     250,000         55,341
 *Telspec P.L.C.........................      25,000         12,477
 *Ten Alps Communications P.L.C.........       2,352            568
 Terence Chapman Group P.L.C............      62,500         12,074
 Tex Holdings P.L.C.....................      14,000         17,918
 The Innovation Group P.L.C.............     470,000         87,016
 The Malcolm Group P.L.C................     109,377        123,262
 The Television Corp. P.L.C.............      66,330        170,857
 Thistle Hotels P.L.C...................     140,000        246,800
 Thorntons P.L.C........................     158,000        349,754
 Thorpe (F.W.) P.L.C....................      24,000         38,638
 Tibbett & Britten Group P.L.C..........      86,123        530,340
 Tinsley (Eliza) Group P.L.C............      19,844          7,827
 Topps Tiles P.L.C......................      69,690        307,976
 Tops Estates P.L.C.....................      30,088         95,425
 Torex P.L.C............................      73,041        379,228
 *Torotrak P.L.C........................      99,193         32,737
 *Tottenham Hotspur P.L.C...............     150,000         57,957
 Town Centre Securities (New) P.L.C.....     142,137        322,649
 *Trace Computers P.L.C.................      33,552         25,117
 Transport Development Group P.L.C......      19,782         48,567
 Trifast P.L.C..........................     135,388        128,598
 *Tullow Oil P.L.C......................      17,850         28,450
 Ulster Television, Ltd.................     115,602        562,982
 *Ultima Networks P.L.C.................     100,000          1,610
 Ultra Electronics Holdings P.L.C.......      49,745        361,585
 Ultraframe P.L.C.......................      37,200        140,739

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Umeco P.L.C............................      18,250    $    81,238
 Uniq P.L.C.............................      20,000         56,508
 Unite Group P.L.C......................     103,051        261,298
 Universal Salvage P.L.C................      14,255         30,982
 VT Group P.L.C.........................      93,375        332,220
 *Vanguard Medica Group P.L.C...........      13,172         21,736
 *Vega Group P.L.C......................      32,300         30,940
 *Vert (Jacques) P.L.C..................      45,000          7,788
 Vibroplant P.L.C.......................      83,100        125,757
 Victoria Carpet Holdings P.L.C.........      12,000         30,621
 Victrex P.L.C..........................      96,254        409,097
 Vitec Group P.L.C......................      15,242         68,094
 *Vocalis Group P.L.C...................      16,000            644
 *Volex Group P.L.C.....................      58,801        113,124
 WSP Group P.L.C........................      90,000         57,957
 Wagon Industrial Holdings P.L.C........      65,292         99,859
 *Walker Greenbank P.L.C................      53,105         12,610
 Warner Estate Holdings P.L.C...........      70,000        365,693
 Waste Recycling Group P.L.C............       5,000         15,254
 *Waterdorm P.L.C.......................     105,000              0
 Waterman Partnership Holdings P.L.C....      74,473         63,545
 Watermark Group P.L.C..................      50,000         69,629
 *Waverly Mining Finance P.L.C..........      42,500          4,276
 Weir Group P.L.C.......................      35,236        119,694
 Wellington Holdings P.L.C..............       9,000         10,577
 Wembley P.L.C..........................       6,053         68,457
 Westbury P.L.C.........................     202,522        898,250
 *Weston Medical Group P.L.C............      50,200          3,839
 Wetherspoon (J.D.) P.L.C...............      25,174         67,479
 Whatman P.L.C..........................     241,935        327,176
 White Young Green P.L.C................       9,000         16,735
 Whitehead Mann Group P.L.C.............      95,000        168,236
 *Whittard of Chelsea P.L.C.............      30,000         48,780
 *Wiggins Group P.L.C...................   1,148,266         50,837
 Wilmington Group P.L.C.................      28,692         33,951
 Wilshaw P.L.C..........................     198,409         71,071
 Wilson (Connolly) Holdings P.L.C.......      69,000        162,738
 Wilson Bowden P.L.C....................       7,000         82,267
 Wintrust P.L.C.........................      22,500        129,498
 Wolverhampton & Dudley Breweries
   P.L.C................................      78,873        774,572
 Woolworths Group P.L.C.................      70,559         41,178
 *Worthington Group P.L.C...............     102,653          5,371
 Wyevale Garden Centres P.L.C...........      36,271        215,471
 Wyndeham Press Group P.L.C.............      73,066        165,270
                                            SHARES        VALUE+
                                            ------        ------
 *XAAR P.L.C............................      18,405    $     7,111
 XANSA P.L.C............................      16,000         14,167
 *Xenova Group P.L.C....................     145,714         89,143
 YJL P.L.C..............................      35,932         20,681
 Yates Brothers Wine Lodges P.L.C.......      23,915         30,993
 *Yorkshire Group P.L.C.................      82,504         13,282
 Young & Co's Brewery P.L.C.............      10,000         96,595
 Young & Co's Brewery P.L.C. Class A....       5,234         64,251
 Yule Catto & Co. P.L.C.................      55,732        249,881
 *Zetters Group P.L.C...................      34,486         77,727
 Zotefoams P.L.C........................      62,000         84,843
                                                        -----------
TOTAL COMMON STOCKS
  (Cost $98,795,433)....................                 96,008,351
                                                        -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $64,076).......................                     47,452
                                                        -----------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......       1,000              0
 *Letter of Entitlements - Audemars
   Piguet...............................      90,242              0
                                                        -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                          0
                                                        -----------
TOTAL -- UNITED KINGDOM
  (Cost $98,859,509)....................                 96,055,803
                                                        -----------

                                             FACE
                                            AMOUNT        VALUE+
                                            ------        ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.10%, 01/02/03
   (Collateralized by $2,088,000 FMC
   Discount Notes 1.261%, 01/10/03,
   valued at $2,088,000) to be
   repurchased at $2,057,126
   (Cost $2,057,000)....................  $    2,057      2,057,000
                                                        -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,916,509)++.................                $98,112,803
                                                        ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $100,927,652.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

                                           SHARES        VALUE+
                                           ------        ------
FRANCE -- (15.9%)
COMMON STOCKS -- (15.9%)
 *Algeco................................      1,200   $     90,664
 *Alten SA..............................      6,000         44,073
 Apem SA................................      1,000         36,717
 *April Group SA........................      9,600        143,148
 Arkopharma.............................      1,200         47,850
 Assystem SA............................      2,657         61,283
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................      2,367        362,637
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................      4,615        799,054
 #*Beghin-Say...........................      6,100        239,527
 *Beneteau SA...........................      4,700        232,788
 *Berger Levrault SA....................        476         49,949
 Boiron SA..............................      3,800        327,576
 *Bonduelle SA..........................      1,900        134,380
 Bongrain SA............................      3,700        159,187
 Brioche Pasquier SA....................      5,200        299,841
 *Buffalo Grill SA......................      1,028          1,111
 Burelle SA.............................      4,030        278,049
 *Business Objects SA...................     16,500        242,919
 CEGID SA...............................      4,500        195,966
 *CS Communication et Systemes..........      4,983         46,014
 Carbone Lorraine.......................     33,245        776,555
 Cegedim SA.............................      6,400        275,350
 Change de la Bourse SA.................        614         16,365
 *Christian Dalloz SA...................      2,585        233,281
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................      6,400        216,586
 Cie Francaise des Ferrailles...........     10,576        518,274
 Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............     61,820        499,506
 *Clarins SA............................      6,600        294,343
 *Club Mediterranee SA..................      4,600        110,539
 Compagnie Financiere Saint-Honore......        770         91,304
 Comptoir des Entrepreneurs SA..........      2,800         98,429
 Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA...........      2,992      1,067,484
 *Consortium International de Diffusion
   et de Representation Sante...........        600          6,202
 Continentale d'Entreprises SA..........     21,507        677,052
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................        840        223,008
 Cristalleries de Baccarat..............      1,090        109,232
 *DMC (Dollfus Mieg et Cie).............      3,100         15,354
 #*Damart SA............................     22,900      2,475,104
 *Damartex SA...........................     22,900        240,542
 De la Rue Imperiale de Lyon............     14,432      2,286,779
 *Delachaux SA..........................        300         16,936
 Deveaux SA.............................      1,040         87,852
 Didot-Bottin...........................      1,620        133,871
 *Dynaction SA..........................     10,660        223,722
 Eiffage SA.............................      3,825        285,981
 Electricite de Strasbourg..............     23,784      1,478,747
 *Elior.................................     24,600        144,559
                                           SHARES        VALUE+
                                           ------        ------
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................     29,814   $          0
 Esso SA................................      3,200        267,291
 *Etam Developpement SA.................      3,100         48,274
 *Euler-Hermes SA.......................     11,926        275,320
 #*Euro Disney SCA......................    253,400        116,998
 *Evialis SA............................        400         16,328
 *Exel Industries SA....................        600         26,129
 Explosifs et de Produits Chimiques.....        524        122,179
 #*Faurecia SA..........................      6,500        267,375
 Fimalac SA.............................    106,937      2,842,392
 Fininfo SA.............................      9,760        130,991
 *Fleury Michon SA......................        900         27,199
 Fonciere Lyonnaise SA..................      9,596        296,045
 *Fonderies Franco Belge................        492         46,517
 France-Africaine de Recherches
   Petrolieres (Francarep)..............      4,250        294,343
 *GCI (Groupe Chatellier Industrie SA)..      7,258            762
 GFI Industries SA......................      6,845        142,220
 *GFI Informatique SA...................     23,400         93,308
 *Gantois Series A......................        647         48,306
 Gascogne SA............................      6,472        497,130
 *Gaumont...............................     14,607        628,443
 *Generale de Geophysique SA............     20,770        335,643
 *Generale de Sante.....................      9,300        106,861
 *Generale Location SA..................      9,000        136,846
 *Geodis SA.............................        800         19,736
 Gevelot................................      3,584        138,137
 *Gifi..................................      1,600         47,028
 Grands Moulins de Strasbourg...........        110         14,152
 Grandvision SA.........................      7,000        138,829
 Group Crit.............................      2,000         27,073
 Groupe AB SA...........................      4,500         36,832
 Groupe Bourbon SA......................      1,600        113,498
 Groupe du Louvre SA....................      2,705        178,825
 Groupe Guillin SA......................      1,200         60,443
 Groupe Norbert Dentressangle SA........      6,320        147,891
 *Groupe Steria.........................      3,400         40,637
 *Guitel-Etienne-Mobilor SA.............        116            795
 Guyenne et Gascogne SA.................     26,000      2,100,801
 Hoteliere Lutetia Concorde.............      2,505        296,509
 Hotels et Casinos de Deauville.........      2,055        575,763
 *Hyparlo SA............................      1,836         56,257
 IMS International Metal Service SA.....     12,630         66,664
 Industrielle et Financiere d'Entreprise
   SA...................................        300         20,777
 #*Infogrames Entertainment SA..........     22,000         63,255
 *Informatique et Realite SA............      2,643          1,969
 Ipsos SA...............................      1,800        106,625
 *Kaufman et Broad SA...................      2,600         50,064
 Laurent-Perrier........................      1,400         45,468
 *Lectra Systemes SA....................     19,192         91,029
 Legris Industries SA...................      9,350        205,059
 *MRM...................................      1,424         22,369
 Manitou SA.............................     11,092        651,224
 *Manutan International SA..............      1,300         31,376

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Marionnaud Parfumeries Retails
   Perfumes.............................      3,592   $    108,555
 Matussiere et Forest SA................     13,600         95,617
 *Metaleurop SA.........................     35,449         61,377
 *Montupet SA...........................     32,450        476,720
 *NAF NAF SA............................      4,200         74,395
 *Neopost SA............................      7,200        231,948
 Nord-Est SA............................          9            168
 PSB Industries SA......................      1,240        115,286
 *Penauille Polyservices SA.............     10,200         55,872
 *Pier Import Europe SA.................     12,100         50,789
 *Pierre & Vacances.....................      2,000        136,835
 Pinguely-Haulotte SA...................     25,000         99,164
 Plastic Omnium.........................      5,141        374,933
 *Prosodie SA...........................        900         14,827
 Provimi SA.............................      6,200         86,204
 *Radiall SA............................      1,340         50,550
 Robertet SA............................      1,076         85,812
 *Rodriguez Group SA....................      3,000        162,282
 Rougier SA.............................      2,040        113,028
 SA Fromageries Bel la Vache Qui Rit....        500         58,764
 SDR de Bretagne SA.....................        714         13,666
 SEB SA Prime Fidelite 2002.............      3,000        266,325
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....      3,064        551,409
 #*SR Teleperformance...................     90,928      1,727,018
 *Sabate SA.............................     16,900         84,946
 Sabeton................................     13,500        148,745
 Samse SA...............................      4,400        392,457
 Sechilienne-Sidec......................      2,200        196,229
 Securidev SA...........................      1,500         14,166
 Selectibanque SA.......................      7,100        137,832
 Sidergie SA............................      8,000         89,153
 Skis Rossignol SA......................     41,668        415,381
 Smoby SA...............................        500         12,645
 #*Societe Financiere Interbail SA......     17,550        567,216
 *Societe Francais des Papiers Peints...        400          7,891
 Sopra SA...............................      6,900        120,989
 *Stallergenes..........................        549         15,843
 Ste Virbac SA..........................      6,852        202,762
 *Stef-Tfe SA...........................        332         20,868
 Sucriere de Pithiviers-le-Vieil........      1,825        770,814
 Taittinger SA..........................     12,700      1,508,589
 Touax (Touage Investissement SA).......     10,378        134,276
 Transiciel SA..........................      3,700         23,373
 *Trigano SA............................      3,000         72,940
 *Trouvay et Cauvin SA..................      1,500            142
 *Ubi Soft Entertainment SA.............      4,100         45,605
 #*Unilog SA............................      6,320        213,282
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........     31,700      1,861,145
 *Valtech, La Defense...................     20,000         19,938
 Vermandoise de Sucreries...............        323        260,984
 Viel et Cie............................     44,339        120,040
 Vilmorin et Cie SA.....................      2,349        196,701
 *Vivarte SA............................      8,299        304,800
 Zodiac SA..............................     14,563        296,312
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $34,741,850)....................                41,779,283
                                                      ------------
                                           SHARES        VALUE+
                                           ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Geodis (Ex-Calbersn) Rights 12/04/02..        800   $          8
 *Marionnaud Parfumeries SA Rights
   12/06/02.............................      3,592          5,390
 *Prosodie SA Warrants 10/28/06.........        900            567
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                     5,965
                                                      ------------
TOTAL -- FRANCE
  (Cost $34,741,850)....................                41,785,248
                                                      ------------
GERMANY -- (11.6%)
COMMON STOCKS -- (11.6%)
 AWD Holding AG.........................     14,000        188,044
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................      2,957         24,823
 *Aareal Bank AG........................     13,400        172,954
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................      1,400          1,924
 *Adva AG Optical Networking............      3,500          4,407
 *Agrob AG..............................      5,800         36,517
 Aigner (Etienne) AG....................        600         97,590
 Aixtron AG.............................     24,100        113,802
 Amadeus AG.............................      1,400          9,329
 Andreae-Noris Zahn AG, Anzag...........     27,200        861,979
 Anterra Vermoegensverwaltungs AG.......      1,350        118,968
 *Articon Integralis AG.................      2,100          2,865
 Augusta Technologie AG.................      3,200          4,130
 #*Ava Allgemeine Handelsgesellschaft
   der Verbraucher AG...................     11,550        363,600
 *Baader Wertpapier Handelsbank AG......      7,900         18,155
 #*Balda AG.............................     12,800         47,682
 #*Beate Uhse AG........................     16,800        200,090
 Bechtle AG.............................      6,400         44,325
 *Berliner Elektro Holding AG...........     11,061         50,490
 *Berliner Kindl-Brauerei AG............        790        175,953
 Bertrandt AG...........................      3,100         51,072
 Beru AG................................      3,600        160,588
 Bilfinger & Berger Bau AG..............     14,400        220,616
 Boewe Systec AG........................      3,000         69,257
 *Brau und Brunnen AG...................      4,995        251,592
 Bremer Energiekonto AG.................      5,000          9,706
 *Bremer Woll-Kaemmerei AG..............     19,960         23,249
 *Brillant AG...........................      1,310         15,671
 *Ce Consumer Electrnic AG..............      5,800         11,381
 *Ceag AG...............................     20,670        101,943
 *Celanese AG...........................     20,650        451,801
 *Centrotec Hochleistungskunststoffe
   AG...................................      2,300         13,274
 Cewe Color Holding AG..................      1,900         35,888
 *Comdirect Bank AG.....................     51,900        155,215
 Computerlinks AG.......................        600          2,393
 *Concordia Bau und Boden AG............    102,602        328,380
 *Condomi AG............................      1,800          7,366
 *D. Logistics AG.......................     13,100         19,245
 *Dab Bank AG...........................     29,600         67,713
 *Data Modul AG.........................      2,640         19,115
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................     87,200         55,817
 Deutsche Verkehrs-Bank AG..............      7,124        598,046
 *Dierig Holding AG.....................     10,500        120,098
 Dis Deutscher Industrie Service AG.....      4,200         62,583
 *Dom-Braugerei AG......................      1,100         49,634

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Douglas Holding AG.....................     14,400   $    241,770
 Duerr Beteiligungs AG..................     14,750        247,647
 Dyckerhoff AG DM50.....................     12,750        127,504
 *Edscha AG.............................      3,500         97,144
 *Elmos Semiconductor AG................      6,100         51,848
 ElreingKlinger AG......................      1,500         47,299
 #*Em TV & Merchandising AG.............     57,400         54,812
 *Epcos AG..............................     25,700        263,211
 Erlus Baustoffwerke AG.................        297        107,522
 *Erste Kulmbacher Actien Brauerei AG...        432              0
 Escada AG..............................     10,260        106,048
 *Eurobike AG...........................      1,700          4,692
 *Evotec Biosystems AG..................     11,600         22,763
 FJA AG.................................      2,800         56,707
 Feilmann AG............................      7,750        272,438
 *Freenet.De AG.........................      1,900          9,271
 Fuchs Petrolub AG Oel & Chemie.........      2,231        164,345
 GFK AG.................................      9,600        127,937
 *GPC Biotech AG........................      6,000         20,148
 *Gft Technologies AG...................     22,600         30,830
 Gilde Brauerei AG......................      1,200      1,372,551
 Goldschmidt (T.H.) AG..................     83,200      2,372,541
 *Grenkeleasing AG......................      5,000         52,992
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................      2,665         95,361
 Hamborner AG...........................     21,000        473,782
 *Herlitz AG............................      3,462          6,176
 #*Hochtief AG..........................     18,500        252,369
 *Holsten-Brauerei AG...................     38,462        766,843
 Hucke AG...............................      8,300         18,464
 *Hugo Boss AG..........................     13,550        131,523
 IFA Hotel & Touristik AG...............      7,000         55,825
 *IM International Media AG.............      5,200          4,802
 Interseroh AG..........................        250          2,440
 #*Intershop Communications AG..........     36,600         20,739
 Ivg Holding AG.........................     44,000        384,608
 Iwka AG................................     26,613        287,642
 *Ixos Software AG......................      6,100         35,846
 Jenoptik AG............................     15,000        145,125
 K & S Aktiengesellschaft AG............    129,500      2,323,735
 KSB AG.................................      2,387        188,461
 KWS Kleinwanzlebener Saatzucht AG......      1,650        791,263
 *Kampa-Haus AG.........................     10,375         43,004
 Keramag Keramische Werke AG............     13,000        409,247
 #*Kloeckner Humboldt-Deutz AG..........     25,650         45,757
 Kloeckner-Werke AG.....................     14,650        103,768
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................     28,473        262,928
 *Kontron AG............................      9,678         28,436
 Kromschroeder (G.) AG..................     26,520        219,847
 Krones AG..............................      2,900        118,682
 *LPKF Laser & Electronics AG...........      2,200          7,457
 *Lambda Physik AG......................      3,500         22,955
 Leifheit AG............................     12,500        320,052
 Leoni AG...............................     25,000        805,377
 Loewe AG...............................      2,800         32,526
 *MLF Holding fuer Umwelttechnologie
   AG...................................        165              0
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................         33              0
 MVV Energie AG.........................     20,200        328,552
 *MWG Biotech AG........................      6,600          2,770
                                           SHARES        VALUE+
                                           ------        ------
 Mannheimer Aktiengesellschaft Holding
   AG...................................     35,580   $    802,722
 Markt und Kuehlhallen AG...............     14,000        279,127
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................      2,400          2,468
 Maxdata AG.............................     11,500         31,979
 *Medigene AG...........................      4,900         21,081
 Mensch und Maschine Software AG........        900          3,683
 *Moksel (A.) AG........................     15,800         50,900
 *Morphosys AG..........................      1,100         19,380
 #*Muehlabauer Holdings AG & Co. KGAA...      2,300         24,135
 *Nemetschek AG.........................      3,800          4,586
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................     12,170         96,418
 *Niedermayr Papierwarenfabrik AG.......        962         13,123
 #*Norddeutsche Affinerie AG............     11,950        125,397
 *Norddeutsche Steingutfabrik AG........      5,960         32,834
 *Novasoft AG...........................      6,700         13,358
 *Ohb Teledata..........................      4,750         14,455
 *Pandatel AG...........................      2,000          6,296
 *Parsytec AG...........................        700          1,447
 *Pfaff (G.M.) AG.......................     80,000         26,024
 Pfeiffer Vacuum Technology AG..........      3,300         65,794
 Pfleiderer AG..........................     17,000         50,841
 Phoenix AG, Hamburg....................     37,500        230,201
 Plambeck Neue Energien AG..............      5,000         29,907
 Progress-Werk Oberkirch AG.............      5,000        108,608
 Puma AG................................      5,700        387,588
 *Qs Communications AG..................      5,900          2,353
 Rational AG............................      4,300        130,854
 Renk AG................................     19,400        394,934
 Rheinmetall Berlin AG..................     45,000        684,702
 Rhoen Klinikum AG......................      6,550        221,662
 *SAP Systems Integrations AG...........     13,600        135,576
 *SGL Carbon AG.........................      8,050         67,578
 Salzgitter AG..........................     24,900        157,557
 Sartorius AG...........................      2,600         17,461
 *Schlott Sebaldus AG...................      1,500         20,777
 Schwarz Pharma AG......................     18,000        655,802
 Sektkellerei Schloss Wachenheim AG.....     15,120         95,197
 *Senator Entertainment AG..............      9,800          4,011
 #*Singulus Technologies AG.............     13,900        185,242
 Sinner AG, Karlsruhe...................      4,160         39,506
 Sixt AG................................      6,500         58,932
 Software AG............................     10,250         96,803
 Stada Arzneimittel AG..................      7,350        295,398
 *Stahl (R.) AG.........................      2,000          9,234
 *Steag Hamtech AG......................     11,000         24,240
 Stoehr & Co. AG........................     16,000         82,269
 *Strabag AG............................      3,332         73,600
 Stuttgarter Hofbraeu AG................     18,000        330,357
 Sued-Chemie AG.........................     29,146        764,610
 *Suess Microtec AG.....................      4,600         12,647
 Takkt AG...............................     29,100        107,792
 Tarkett AG.............................     12,800         86,769
 *Techem AG.............................      9,100         65,889
 Technotrans AG.........................      2,400         11,837
 *Telegate AG...........................      1,400          3,967
 *United Internet AG....................     20,800        142,964
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................      9,415         19,759

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 VK Muehlen AG..........................      1,312   $     81,269
 Vereinigte Deutsche Nickel-Werke AG....     25,500        181,422
 Vossloh AG.............................     15,900        400,099
 W.E.T. Automotive Systems AG...........        800         30,137
 *WCM Beteiligungs AG...................    100,666        277,817
 Walter AG..............................     13,500        460,828
 *Walter Bau AG, Augsburg...............     44,271         36,700
 Wanderer-Werke AG......................      7,903        116,102
 *Wedeco AG Water Technology............      4,000         52,048
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................      7,000         26,444
 Wuerttembergische Hypotheken Bank AG...     21,827        893,263
 Wuerttembergische Lebensversicherung
   AG...................................      4,430         51,088
 Wuerttembergische Metallwarenfabrik
   AG...................................     30,330        397,835
 Wuerzburger Hofbraeu AG................        133         30,634
 Zapf Creation AG.......................      2,900         80,643
                                                      ------------
TOTAL -- GERMANY
  (Cost $36,298,048)....................                30,586,612
                                                      ------------
ITALY -- (10.7%)
COMMON STOCKS -- (10.7%)
 Acea SpA...............................     95,000        420,685
 *Actelios SpA..........................     25,801        162,446
 Aem Torino SpA.........................    204,000        228,196
 *Air Dolomiti..........................      3,000         50,841
 #*Alitalia Linee Aeree Italiane SpA
   Series A.............................  1,812,400        460,246
 *Auschem SpA (In Liquidation)..........     82,000              0
 Azienda Mediterranea Gas e Acqua SpA...    171,000        145,166
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................     67,500        332,907
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................     14,700        178,935
 Banca Popolare di Lodi Scarl...........     69,000        645,855
 Banca Profilo SpA......................     58,000         79,121
 Banca Toscana..........................    117,700        531,087
 Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari.................    120,000        871,381
 Banco di Desio e della Brianza SpA.....     67,500        171,411
 Banco Piccolo Valellinese Scarl SpA....     30,700        288,647
 *Bastogi SpA...........................  1,183,000        122,897
 Bayerische Vita SpA....................     49,000        147,056
 *Beghelli SpA..........................     96,000         45,433
 Beni Stabili SpA, Roma.................    978,500        439,466
 *Binda SpA.............................  1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................      9,675        111,170
 Bremba SpA.............................     40,375        185,570
 Brioschi Finanziaria SpA, Milano.......    175,000         40,584
 Buzzi Unicem SpA.......................     94,100        669,484
 CAMFIN (Cam Finanziaria)...............     36,527        105,790
 CIR SpA (Cie Industriale Riunite),
   Torino...............................    453,600        452,186
 *CMI SpA...............................     51,602        214,970
 CSP International Industria Calze
   SpA..................................     10,000         16,003
 Caltagirone Editore SpA................     71,800        425,690
 Caltagirone SpA........................    178,399        780,637
                                           SHARES        VALUE+
                                           ------        ------
 *Carraro SpA...........................     14,000   $     20,347
 Cementir Cementerie del Tirreno SpA....    249,704        641,966
 *Cirio Finanziaria SpA.................    175,000         38,013
 Class Editore SpA......................     44,000         74,567
 Compagnia Assicuratrice Unipol SpA.....    100,033        419,879
 *Compagnia Immobiliare Azionaria.......     44,000          6,926
 Credito Artigiano SpA..................     53,900        208,141
 *Cremonini SpA.........................     79,400        111,647
 *Cucirini SpA..........................     30,000         28,805
 Danieli & C.Officine Meccaniche SpA....     66,500        122,467
 *Dataconsyst C.G.S. SpA, Monza.........        220              0
 *Del Favero SpA........................     86,000              0
 *Ducati Motor Holding SpA..............     86,500        162,930
 *E.Biscom SpA..........................     21,500        615,917
 *Emak..................................     12,000         29,969
 Erg SpA................................     95,000        362,866
 Ericsson SpA...........................     14,800        310,608
 *Esprinet..............................      2,000         24,828
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................     25,000              0
 *Finarte Casa d'Aste SpA (Milano)......     56,266         89,745
 *Finarte Partecipazioni Pro Arte SpA...    162,693        114,384
 *Fincasa 44 SpA........................     65,000         25,919
 #*Finmatica SpA........................     26,300        256,661
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....     90,000              0
 *Fochi (Filippo) SpA...................    216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................    310,000              0
 Gabetti Holding SpA....................     55,000        102,731
 *Gefran................................      6,000         24,177
 Gemina SpA.............................    200,300        170,880
 *Gerolimich SpA (In Liquidation).......    297,400              0
 Gewiss SpA.............................    221,700        800,285
 Giovanni Crespi SpA....................     21,000         14,985
 Grandi Navi Veloci SpA.................     38,000         63,801
 *Grassetto SpA.........................    279,125              0
 Gruppo Ceramiche Ricchetti SpA.........    109,000         38,889
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................     34,500        171,600
 #*Impregilo SpA........................    532,000        196,506
 Industria Macchine Automatique SpA.....     23,000        288,414
 Industria Romagnola Conduttori
   Elettrici SpA........................      8,000         19,812
 Industrie Zignago S. Margherita SpA....     52,000        641,153
 Interbanca SpA.........................     28,600        608,632
 Interpump Group SpA....................     45,000        191,244
 Ipi SpA................................     70,700        281,919
 Italdesign Giugiaro SpA................     27,000        106,247
 #*Italmobiliare SpA, Milano............     12,750        421,446
 La Doria SpA...........................     13,000         25,373
 *La Fondiara Assicurazioni SpA.........     48,000        133,477
 Linificio and Canapificio Nazionale
   SpA..................................     22,000         28,857
 Locat SpA..............................     40,000         29,760
 Maffei SpA.............................     52,500         68,864
 *Mandelli SpA..........................     41,000              0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................    138,000        760,255
 Manuli Rubber Industries SpA...........     42,000         56,413
 Merloni Elettrodomestici SpA...........    155,000      1,629,747

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Milano Assicurazioni SpA...............    199,700   $    410,729
 *Mirato SPA............................      7,000         37,976
 *Monrif SpA............................    150,000         78,701
 Montefibre SpA.........................    143,130         99,879
 Navigazione Montanari SpA..............     60,000         77,001
 *Necchi SpA............................    164,250         12,754
 *Olidata SpA...........................     20,000         33,579
 *Opengate Group SpA....................      4,000         24,051
 Pagnossin SpA..........................      9,000         13,023
 Perlier SpA............................    100,700         18,492
 Permasteelisa SpA......................     15,800        248,530
 Pininfarina SpA........................     31,285        557,764
 *Poligrafici Editoriale SpA............    132,000        157,768
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................    311,330        238,487
 *Premaimm SpA..........................    179,000         17,938
 Premuda SpA............................     22,500         25,239
 *Ratti SpA.............................     31,768         17,101
 Recordati Industria Chimica e
   Farmaceutica SpA.....................     48,000        778,702
 Reno de Medici SpA, Milano.............    166,105        122,709
 *Risanamento Napoli SpA................    106,600        156,605
 *Rodriquez SpA.........................     41,250              0
 SAES Getters SpA.......................     14,750        128,467
 #*SAI SpA (Sta Assicuratrice
   Industriale), Torino.................     20,500        247,384
 SAIAG SpA (Industrie Articoli Gomma)...     30,000        105,460
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................     65,000         94,809
 SMI STA Metallurgica Italiana SpA......    565,280        250,914
 *SNIA SpA..............................    502,039        956,169
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................     85,000         27,561
 Sabaf SpA..............................      6,000         94,756
 *Saeco International Group SpA.........    117,000        432,165
 Savino del Bene SpA....................     20,000         42,918
 *Schiapparelli 1824 SpA, Milano........     15,000          1,417
 Sirti SpA..............................    121,000        121,639
 #*Societe Cattolica di Assicurazoni
   Scarl SpA............................     24,700        629,831
 *Societe Sportiva Lazio SpA............     69,400         49,302
 Sogefi SpA.............................    182,500        396,419
 Sol SpA................................     53,200        132,306
 Stefanel SpA...........................     54,400         68,502
 *Targetti Sank.........................      8,000         26,108
 *Tecnodiffusione Italia SpA............      3,332         14,755
 Terme Demaniali di Acqui SpA...........    199,500         75,364
 *Tod's Group SpA.......................     14,000        448,220
 Trevi-Finanziaria Industriale SpA......     30,000         23,484
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........    113,898              0
 *Unione Manifatture SpA (In
   Liquidation).........................    156,000              0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................    539,000              0
 *Viaggi del Ve.........................     14,000         29,161
 Vianini Industria SpA..................     52,520        142,464
 Vianini Lavori SpA.....................    180,752        880,269
                                           SHARES        VALUE+
                                           ------        ------
 Vittoria Assicurazioni SpA.............     51,500   $    197,252
 Zucchi (Vincenzo) SpA..................    144,350        583,023
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $32,431,706)....................                28,193,059
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................    149,178          5,635
 *SNIA SpA Rights 01/16/03..............    502,039         21,336
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................      1,332            280
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                    27,251
                                                      ------------
TOTAL -- ITALY
  (Cost $32,431,706)....................                28,220,310
                                                      ------------
SWITZERLAND -- (9.8%)
COMMON STOCKS -- (9.7%)
 *A. Hiestad Holding AG.................        100         23,143
 AFG Arbonia-Forster Holding AG.........      2,610        141,477
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................         30         17,249
 *Actelion, Ltd.........................      4,400        194,114
 Agie Charmilles Holding AG.............      3,000        101,975
 Alcopor Holding SA.....................        200         24,590
 *Also Holding AG.......................        120         26,036
 *Ascom Holding AG......................      2,700          7,811
 BHB Beteiligungs und
   Finanzgesellschaft...................        150          4,764
 BVZ (Brig Visp Zermatt) Holding AG.....        370         51,913
 *Bachem AG.............................        500         23,505
 Bank Coop AG...........................      5,881        786,861
 Bank Sarasin & Cie Series B, Basel.....        274        304,777
 *Banque Cantonale de Geneve............      1,344        136,083
 Banque Cantonale du Jura...............        450         65,091
 *Banque Cantonale Vaudoise.............        600         34,715
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................        120        650,905
 Barry Callebaut AG.....................      1,000        116,440
 Basellandschaftliche Kantonalbank......        600        289,002
 Basler Kantonalbank....................      5,250        265,786
 *Belimo Holdings.......................        130         32,155
 *Berna Biotech.........................      2,400         20,829
 Bobst Group SA.........................     18,200        559,417
 Bon Appetit Holding A..................      1,650         69,810
 *Bossard Holding AG....................      6,350        142,367
 *Bucher Industries AG,
   Niederweningen.......................      3,355        320,289
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................        280        102,467
 *Calida Holding AG.....................        396         38,664
 *Carlo Gavazzi Holding AG..............        910         25,667
 *Charles Voegele Holding AG............      1,800         40,356
 Cie Financiere Tradition...............      5,000        249,514
 Conzzeta Holdings AG...................      1,415        961,965
 *Crossair AG, Basel....................      2,595         39,412
 Daetwyler Holding AG, Atldorf..........        348        527,277
 *Disetronic Holding AG.................        400        172,128
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........      8,390      3,179,570
 *ESEC Holding AG.......................        400         34,281
 Edipresse SA, Lausanne.................        694        230,883

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Eichhof Holding AG.....................        188   $     79,541
 Energie Electrique du Simplon SA.......        350         31,704
 Escor AG, Duedingen....................        744         13,990
 *Feintol International Holding AG......        110         11,933
 Fischer (Georg) AG, Schaffhausen.......        720         72,901
 Forbo Holding AG, Eglisau..............      1,100        327,767
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................      2,001        151,230
 Galenica Holding AG....................        120         24,300
 Galenica Holding AG, Bern Series B.....        405        386,638
 *Geberit AG............................        870        250,425
 Generale d'Affichage, Geneve...........        290        127,939
 Generali (Switzerland) Holdings,
   Adliswil.............................      1,670        199,285
 *Golay-Buchel Holding SA, Lausanne.....         40         34,107
 Gornergrat Monte Rasa-Bahnen Zermatt...         70         33,413
 Gurit-Heberlein AG.....................      1,125        524,792
 *HPI Holding SA........................      6,000          8,896
 Helvetia Patria Holding................      1,300        143,850
 Hero AG................................      3,040        310,004
 *Industrieholding Cham AG, Cham........        864        109,352
 Jelmoli Holding AG.....................      1,521        995,527
 #*Jelmoli Holding AG, Zuerich (Namen)..      2,835        364,962
 Kaba Holding AG........................        740        137,543
 *Kardex AG, Zuerich....................      1,039         70,635
 *Kardex AG, Zuerich (Participating)....        610         36,220
 *Komax Holding AG......................        400         13,336
 Kraftwerk Laufenburg, Laufenburg.......      8,265      2,122,005
 #*Kudelski SA..........................      3,700         50,174
 Kuehne & Nagel International AG........        497         31,272
 *Kuoni Reisen Holding AG...............        630        118,920
 Lem Holdings AG, Lyss..................        270         48,818
 *Logitech International SA.............     39,000      1,163,493
 Luzerner Kantonalbank AG...............      1,800        196,573
 Maag Holding AG, Zuerich...............        922        132,696
 *Micronas Semi.........................      2,100         36,906
 *Mikron Holding AG, Biel...............      1,326          8,391
 #*Moevenpick-Holding, Zuerich..........      1,320        448,691
 *Omnium Geneve SA, Geneve..............        110             88
 *Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................        240        164,896
 Oz Holding AG..........................      4,400        259,350
 *Parco Industriale e Immobiliare SA....        600          1,519
 *Phoenix Mecano AG, Stein am Rhein.....      2,749        481,133
 Phonak Holding AG......................     13,500        126,926
 *Psp Swiss Property AG.................      1,600        172,996
 *Publicitas Holding SA, Lausanne.......        520         82,737
 Reg Real Estate Group..................      8,010        509,789
 Rieters Holdings.......................        950        191,004
 SAIA-Burgess Electronics AG............         70         17,213
 *Sarna Kunststoff Holding AG...........      1,760        133,653
 Schaffner Holding AG...................        300         34,715
 *Schweiter Technology AG...............        200         11,572
 Schweizerhall Holding AG, Basel........        140        129,096
 Schweizerische National Versicherungs
   Gesellschaft.........................        396        160,383
 *Siegfried Holding AG..................      8,560        953,388
 Sig Holding AG.........................      3,000        323,283
 *Sihl..................................        150            955
 Sika Finanz AG, Baar...................        800        206,554
 Sika Finanz AG, Baar (Namen)...........        750         31,786
                                           SHARES        VALUE+
                                           ------        ------
 Sopracenerina..........................      2,409   $    221,267
 *Sulzer AG, Winterthur.................        760        103,335
 Tamedia AG.............................      2,100        112,390
 Tecan Group AG.........................      2,700         88,849
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................      2,560         62,024
 Unaxis Holding AG......................      1,000         66,899
 *Unigestion Holding, Geneve............      2,891        204,903
 Unilabs SA.............................      1,000         19,310
 *Valiant Holding AG....................      2,178        131,135
 Valora Holding AG......................        860        164,824
 Vaudoise Assurances Holding,
   Lausanne.............................         45         56,954
 Villars Holding SA, Fribourg...........        150         27,121
 *Von Moos Holding AG, Luzern...........      7,000         14,479
 *Von Roll Holding AG, Gerlafingen......     23,024         28,974
 *Vontobel Holdings AG..................     10,800        170,277
 WMH Walter Meier Holding AG, Staefa....         50         42,996
 Zehnder Holding AG.....................        193        101,198
 Zellweger Luwa AG......................      3,040        204,691
 Zschokke Holding SA, Geneve............        230         60,299
 Zueblin Holding AG.....................      4,093         25,132
 Zuger Kantonalbank.....................        545        898,683
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $21,151,817)....................                25,630,293
                                                      ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,228)......................      2,001        149,059
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $44,932).......................                    48,216
                                                      ------------
TOTAL -- SWITZERLAND
  (Cost $21,462,977)....................                25,827,568
                                                      ------------
SPAIN -- (7.8%)
COMMON STOCKS -- (7.8%)
 Abengoa SA.............................     56,900        334,365
 Adolfo Dominguez SA....................      3,700         31,061
 Aldeasa SA.............................     13,200        194,336
 *Amper SA..............................     56,800        107,286
 #*Azkoyen SA...........................     52,500        218,711
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................     92,786        308,647
 Banco de Andalucia.....................      9,800        541,948
 Banco de Credito Balear SA.............     35,424        520,783
 #*Banco de Valencia SA.................    172,844      2,167,419
 Banco Guipuzcoano SA...................     21,194        366,737
 Banco Pastor SA........................     34,300        639,231
 Banco Zaragozano SA....................    187,990      1,631,402
 *Baron de Ley SA.......................      4,200        120,759
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................      7,500        293,162
 Campofrio Alimentacion SA..............     92,800        798,514
 Cementos Portland SA...................     16,881        635,936
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     87,900        712,999
 Cortefiel SA...........................     49,200        224,582
 *Dogi International Fabrics SA.........      4,000         14,565
 Elecnor SA.............................     18,300        423,429

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Empresa Nacional de Celulosa SA........     16,040   $    234,127
 *Ercros SA.............................    100,518         35,863
 *Espanola del Zinc SA..................     29,250         58,318
 *Estacionamientos Urbanos SA...........      4,200              0
 Europistas Concesionaria Espanola SA...    174,940        870,138
 #*Faes Farma SA........................     24,400        268,844
 Fomento de Construcciones y Contratas
   SA...................................     10,500        235,789
 Funespana SA...........................      4,500         20,305
 *Grupo Picking Pack SA.................     87,465         51,398
 Hullas del Coto Cortes.................      8,666         80,570
 Iberpapel Gestion SA...................      6,700         97,234
 Inbesos SA.............................      8,050         18,162
 *Indo Internacional SA.................     33,600        105,774
 *Indra Sistemas SA.....................     75,200        511,344
 Inmobiliaria Colonial SA ICSA..........     35,200        545,562
 Inmobiliaria del Sur SA................        331         27,266
 Inmobiliaria Urbis SA..................     80,282        480,191
 *LSB (La Seda de Barcelona SA)
   Series B.............................     25,200         51,036
 Lingotes Especiales SA.................     22,080         84,338
 Marco Iberica Distribucion de Ediciones
   Midesa...............................     29,600        637,989
 *Mecalux SA............................      9,500         25,221
 Metrovacesa SA.........................     21,000        445,135
 Nicolas Correa SA......................     15,750         36,525
 Obrascon Huarte Lain SA................     53,992        228,326
 Papelera de Navarra SA.................      6,000        108,923
 *Parques Reunidos SA...................     15,300         37,729
 Pescanova SA...........................     26,443        273,318
 Prosegur Cia de Seguridad SA...........     38,800        394,934
 *Radiotronica SA.......................     17,275         19,940
 *Recoletos Grupo de Comunicacion SA....     82,300        354,082
 #*SOS Cuetara SA.......................     10,400        169,046
 *Sogecable SA..........................     34,600        310,429
 Sol Melia SA...........................    112,700        445,847
 Tavex Algodonera SA....................     29,040         95,686
 *Technocom Telecomunicaciones y Energia
   SA...................................        300          1,165
 *Tecnocom Telecomunicaciones y Energia
   SA...................................      6,000         23,296
 #*Tele Pizza SA........................    122,900         96,724
 Transportes Azkar, SA..................     26,700        126,079
 Tubacex SA.............................     73,130         95,924
 #*Unipapel SA..........................     34,946        478,552
 #*Uralita SA...........................    112,831        695,004
 Vallehermoso SA........................     30,000        311,657
 Vidrala SA, Alava......................     47,040        414,636
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............     97,492        661,902
                                                      ------------
TOTAL -- SPAIN
  (Cost $16,866,897)....................                20,550,200
                                                      ------------
SWEDEN -- (7.6%)
COMMON STOCKS -- (7.6%)
 *ADCore AB.............................         50             59
 *Active I Malmoe AB Series A...........      4,160         11,458
 *Active I Malmoe AB Series B...........      4,160         11,936
 Addtech AB Series B....................     12,800         44,070
 *Alfaskop AB...........................      3,200            294
                                           SHARES        VALUE+
                                           ------        ------
 *Allgon AB Series B....................     28,400   $     39,113
 Angpannefoereningen AB Series B........     10,800        114,032
 *Arkivator AB..........................     21,400         87,434
 Axfood AB..............................     43,100        801,324
 B & N Bylock & Nordsjoefrakt AB
   Series B.............................     41,800         50,851
 Beiger Electronics AB..................     11,700         79,223
 Beijer AB Series B.....................     11,700         91,308
 Beijer Alma AB Series B................     10,400         45,595
 Bergman & Beving AB Series B...........     36,200        178,646
 *Biacore International AB..............      7,850        165,769
 #*Bilia AB Series A....................     66,700        665,980
 *Biora AB..............................      6,200          9,179
 *Bong Ljungdahl AB.....................      9,000         33,053
 Boras Waefveri AB Series B.............      8,600         32,571
 *Boss Media AB.........................     25,500         12,116
 *C Technologies AB.....................     83,833        112,568
 Capona AB..............................     19,000        119,931
 Carbo AB...............................     24,300        563,344
 Castellum AB...........................     34,800        487,253
 *Cell Network AB.......................     22,800          1,649
 Cloetta AB Series B....................     15,600        327,636
 Concordia Maritime AB Series B.........     37,300         47,089
 *Connecta AB...........................         50             42
 *D. Carnegie & Co. AB..................     54,000        347,054
 *Doro Telefoni AB Series A.............      2,900          2,297
 Drott Series AB........................     74,400        828,248
 *Duroc AB Series B.....................      2,700          4,648
 *Elekta AB.............................     24,800        250,467
 *Enea Data AB Series B.................    220,000         38,631
 *Eniro AB..............................     51,300        323,814
 *Epsilon AB Series B...................      4,300          8,389
 Fagerhult AB...........................      2,900         34,614
 *Fagerlid Industrier AB................      8,600              0
 *Fastighets AB Celtica.................      5,800         33,282
 Fastighets AB Tornet...................     21,500        382,460
 *Finnveden AB..........................     57,000        166,159
 *Frontec AB Series B...................     18,200          9,191
 Getinge Industrier AB Series B.........     44,151        901,937
 Geveko AB Series B.....................      8,300         87,636
 Gorthon Lines AB Series B..............     41,800         91,148
 Gunnebo AB.............................     17,100        243,351
 HL Display AB Series B.................      2,000         20,888
 Haldex AB..............................     39,000        349,120
 Heba Fastighets AB Series B............      4,300         38,986
 Hexagon AB Series B....................      3,572         56,573
 *Hiq International AB..................     21,500         12,337
 Hoeganges AB Series B..................     27,600        522,648
 *IBS AB Series B.......................     65,200         32,176
 *Icon Medialab International AB........     24,900          3,201
 *Industrial & Financial Systems AB
   Series B.............................     29,700         15,168
 Industrifoervaltnings AB Skandigen.....     21,400         25,297
 *Intentia International AB Series B....     25,140         50,203
 Karlshamns AB..........................     14,900        152,192
 Kinnevik Industrifoervaltnings AB
   Series B.............................     38,700        386,408
 Klippans Finpappersbruk AB.............      5,800         22,898
 *Kungsleden AB.........................      8,900        148,106
 Lagercrantz Group AB Series B..........     12,800         27,911
 Lindex AB..............................     16,100        314,116
 Ljungberg Gruppen AB Series B..........      3,800         36,197

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Meda AB Series A......................      5,300   $     55,960
 *Medivir Series B......................      2,800         13,689
 *Micronic Laser Systems AB.............     13,600         63,994
 #*Modern Times Group AB Series B.......     41,100        332,542
 NCC AB Series B........................     38,200        232,357
 New Wave Group AB Series B.............      9,000         77,468
 Nibe Industrier AB Series B............      2,600         76,090
 Nobel Biocare Holding AG...............     45,460      2,900,815
 *Nolato AB Series B....................     42,840        147,498
 OEM International AB Series B..........      7,100         62,743
 Observer AB............................    137,856        537,923
 Om AB..................................     68,000        324,652
 Orc Software AB........................     10,500         81,341
 *Ortivus AB............................      5,900         13,543
 PEAB AB Series B.......................     62,600        354,909
 Pandox Hotelfastigheter AB.............     20,100        168,397
 *Partnertech AB........................      3,800         10,292
 *Perbio Science AB.....................     29,600        336,312
 *Pergo AB..............................     43,300         78,517
 Poolia AB Series B.....................     18,150         45,201
 *Prevas AB Series B....................     16,000         17,445
 *Pricer AB Series B....................     91,000          5,953
 *Proact It Group AB....................     15,000         24,790
 Proffice AB............................     42,800         94,311
 *Q-Med AB..............................     20,000        188,217
 Rottneros Bruk AB......................    366,600        313,447
 SSAB Swedish Steel Series A............     60,300        712,804
 SSAB Swedish Steel Series B............     17,100        191,345
 Sardus AB..............................      5,700         51,679
 Scandiaconsult AB......................     57,200        250,113
 *Scribona AB Series A..................     40,100         53,845
 *Scribona AB Series B..................     31,700         41,474
 *Semcon AB.............................     18,300         27,303
 *Sigma AB Series B.....................      8,600          6,909
 #*Song Network Holding.................        945          3,124
 Sweco AB Series B......................     23,450        153,403
 TV 4 AB Series A.......................      5,800         83,206
 Teleca AB Series B.....................     41,200        139,960
 *Telelogic AB..........................    162,400        115,556
 *Ticket Travel Group AB................      4,500          2,737
 Trelleborg AB Series B.................     65,600        530,773
 WM-Data AB Series B....................    275,800        240,560
 Wallenstam Byggnads AB Series B........     16,700        182,077
 *Wedins Norden AB Series B.............     10,000          8,263
 *Westergyllen AB Series B..............      4,300         15,792
 Whilborg Fastigheter AB Class B........     50,560        446,801
 *Wilh. Sonesson AB Series A............      4,160          5,252
 *Wilh. Sonesson AB Series B............      4,160          6,063
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $19,662,691)....................                19,928,719
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $37,361).......................                    39,099
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Meda AB Rights 01/14/03...............      5,300          2,433
 *Pricer AB Free Warrants 10/17/03......      6,500             75
                                           SHARES        VALUE+
                                           ------        ------
 *Song Networks Holding Aktiebolag
   Rights 01/17/03......................        945   $         39
 *Song Networks Holding Aktiebolag
   Rights 01/17/03......................        945              0
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                     2,547
                                                      ------------
TOTAL -- SWEDEN
  (Cost $19,700,052)....................                19,970,365
                                                      ------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 A.I.R. Holdings NV.....................      1,174         30,601
 #*ASM International NV.................     18,100        223,171
 Aalberts Industries NV.................     25,017        388,524
 Accell Group NV........................      5,010         66,767
 *Arcadis NV............................      5,400         44,992
 *Atag Group NV.........................      4,630          1,409
 Athlon Groep NV........................     34,250        323,462
 Batenburg Beheer NV....................      3,000         78,544
 *Begemann Groep NV.....................     11,909         45,613
 *Begemann Groep NV Series B............     13,451          8,892
 *Beter Bed Holding NV..................      2,100         15,095
 Boskalis Westminster NV................     47,991        970,426
 Brunel International NV................      5,200         17,079
 Buhrmann NV............................     49,009        213,939
 Creyf's SA.............................     18,064        270,684
 *Creyf's SA Strip VVPR.................     18,064            190
 Delft Instruments NV...................     13,336        150,437
 Draka Holding NV.......................      7,387         73,252
 Econosto NV............................     17,305         29,054
 Eriks Group NV.........................      8,516        222,513
 *Exact Holding NV......................      9,000        116,163
 *Fox Kids Europe NV....................     30,500        144,023
 Gamma Holding NV.......................     15,705        441,666
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................     12,000        161,180
 *Getronics NV..........................    128,790         78,385
 Geveke NV..............................      9,664        280,397
 Grolsche NV............................     32,100        695,915
 *Grontmij NV...........................        700         13,552
 Hagemeyer NV...........................     24,400        176,669
 Heijmans NV............................      7,877        138,038
 ICT Automatisering NV..................      1,600         11,417
 Internatio-Mueller NV..................     28,645        377,837
 *Ispat International NV................     26,100         56,146
 KLM (Koninklijke Luchtvaart Mij) NV....     17,300        166,652
 Kas-Associatie NV......................     42,888        742,575
 #*Koninklijke Bam NV...................     25,037        363,876
 Koninklijke Frans Maas Groep NV........     12,349        259,039
 Koninklijke Nedlloyd NV................     23,472        295,564
 Koninklijke Ten Cate NV................     10,416        273,251
 Koninklijke Ubbink NV..................      1,500         59,813
 Koninklijke Vendex KBB NV..............     34,800        377,955
 Koninklijke Volker Wessels Stevin NV...     12,740        256,813
 *Koninklijke Vopak NV..................     22,100        285,941
 #*Laurus NV............................    212,367        193,877
 MacIntosh NV...........................     15,590        159,504
 NBM-Amstelland NV......................     59,684        270,559
 *NH Hoteles............................     21,703        171,944
 NV Holdingsmij de Telegraaf............     19,400        314,318
 Nederlandsche Apparatenfabriek.........     14,000        188,044
 *New Skies Satellites NV...............     35,200        142,208

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nutreco Holding NV.....................     12,281   $    229,261
 Oce NV.................................     32,200        354,786
 Opg Groep NV Series A..................      4,450        153,163
 Petroplus International NV.............      9,550         73,456
 *Randstad Holdings NV..................     42,700        383,102
 Reesink NV.............................      2,050        107,558
 Roto Smeets de Boer NV.................      1,040         18,280
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................     40,800        100,612
 *SNT Groep NV..........................      2,800         35,728
 Samas-Groep NV, Zaandam................     24,184        137,039
 Schuitema NV, Amersfoort...............     34,200        452,186
 *Schuttersveld NV......................     21,454        126,072
 *Semiconductor Industries NV...........      8,500         37,908
 Sligro Beheer NV.......................      2,222         93,266
 Smit International NV..................     19,643        435,746
 Stork NV...............................     12,200         74,252
 *Textielgroep Twenthe NV...............      1,000          2,623
 Twentsche Kabel Holding NV.............     18,244        183,786
 United Services Group NV...............     11,430        127,857
 *Univar NV.............................      7,050         43,648
 Van Der Mollen Holding NV..............     57,660      1,240,364
 Vedior NV..............................     32,300        184,384
 *Versatel Telecom International NV.....     91,300         27,784
 *Vredestein NV.........................     15,514         57,142
 Wegener Arcade NV .....................     70,830        356,763
                                                      ------------
TOTAL -- NETHERLANDS
  (Cost $13,885,768)....................                15,424,731
                                                      ------------
GREECE -- (5.6%)
COMMON STOCKS -- (5.6%)
 *A. Cambas Holding & Real Estate SA....     25,650         43,604
 Aegek..................................     63,895        124,039
 Agricultural Life Insurance S.A........     26,349        110,044
 Agrotiki Insurance S.A.................     11,994         61,168
 Aktor S.A..............................     88,970        537,758
 Alcatel Cables Hellas S.A..............      3,003         11,281
 Alfa-Beta Vassilopoulos S.A............     12,732        112,761
 *Alisida S.A...........................      2,160          5,802
 *Allatini Industrial & Commercial Co...     15,370         46,450
 *Alpha Leasing.........................     37,191        161,569
 Alte Technological Co. S.A.............     29,500         27,241
 *Altec Information & Communication
   Systems S.A..........................     80,278         88,452
 Alumil Milonas S.A.....................     22,016         69,077
 Aluminum of Attica S.A.................     83,992         51,120
 *Anek Lines S.A........................     44,641         49,655
 Arcadia Metal Industry C. Rokas S.A....     16,429         64,477
 *Aspis Bank............................     25,864         94,991
 *Aspis Pronia General Insurance S.A....     29,790         32,823
 Athens Medical Center S.A..............     67,184        128,309
 Athens Water & Sewerage Public Co......     53,245        202,259
 Attica Enterprises S.A. Holdings.......    104,174        270,008
 Attica Publications S.A................      9,024         28,408
 Atti-Kat S.A...........................     64,494         46,020
 Autohellas S.A.........................     14,400         72,531
 Avax S.A. Construction Co..............     31,108        428,279
 Babis Vovos S.A........................     28,832        521,594
 Bank of Attica S.A.....................     35,348        205,492
 Bank of Piraeus S.A....................    125,429        792,347
 Benrubi S.A............................      9,221         51,283
 *Biometal Esquimo......................     11,340         19,277
                                           SHARES        VALUE+
                                           ------        ------
 *Bitros Holdings S.A...................     10,452   $     20,839
 Chipita S.A............................     29,645        125,676
 Delta Dairy S.A........................     29,667        169,976
 *Dionic SA.............................     10,790         13,927
 Edrassi C. Psallidas S.A...............     15,554         48,965
 Egnatia Bank S.A.......................     72,397        173,211
 El. D. Mouzakis S.A....................     31,653         58,791
 Elais Oleaginous Production S.A........     10,817        166,857
 Elektrak SA............................     14,040         24,457
 Elmec Sport S.A........................     47,086         68,185
 Esha S.A...............................      3,810         27,187
 *Etba Leasing S.A......................     17,297         28,133
 *Ethniki General Insurance Co..........     30,477         94,344
 *Etma Rayon S.A........................     11,242         12,741
 *Europaiki Techniki....................     13,100          9,210
 Everest S.A............................     22,560         69,836
 *Fanco S.A.............................      4,560          8,135
 Fourlis S.A............................     41,540         42,718
 Frigoglass S.A.........................     32,000         74,882
 General Construction Co. S.A...........     23,559         96,909
 General Commercial and Industry........     24,060         19,693
 General Hellenic Bank..................     26,849        116,077
 Germanos S.A...........................     33,570        387,494
 Gianoussis S.A.........................      2,354         11,313
 *Gnomon Construction S.A...............     23,297         16,379
 Goody's S.A............................     13,020        199,200
 Halkor S.A.............................     72,736         96,934
 *Hatziioannou S.A......................     32,440         36,764
 Hellas Can Packaging Manufacturers
   S.A..................................     24,062        118,168
 *Hellenic Biscuits Co. S.A.............     38,080        191,805
 Hellenic Cables S.A....................     26,908         43,201
 Hellenic Duty Free Shops S.A...........     43,650        277,573
 Hellenic Fabrics S.A...................     10,950         39,987
 Hellenic Sugar Industry S.A............     30,820        138,419
 Hellenic Technodomiki S.A..............    112,376        695,739
 Heracles General Cement Co.............     71,083        453,513
 Heremes S.A Building Enterprises.......      7,006         18,232
 *Hippotour S.A.........................     12,155         21,173
 Hyatt Regency S.A......................     71,400        512,478
 Inform P. Lykos S.A....................     13,790         93,769
 *Intersat S.A..........................     19,392          6,308
 Intertech S.A..........................      6,626         16,270
 Intracom S.A...........................     98,886        442,044
 *Ionian Hotel Enterprises..............     13,404        154,721
 *J Boutaris & Son Holding S.A..........     15,230         23,014
 Kalpinis Simos Steel Service Center....     12,432         34,571
 Karelia Cigarette Co...................      2,160        104,264
 Kathimerini S.A........................     13,250         49,220
 Katselis Sons S.A......................      9,000         45,521
 Kekrops Hotel Touristing Building......      2,244         46,059
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............     10,368         48,523
 *Klonatex S.A..........................     40,703         62,359
 *Kotsovolos SA.........................      2,872          7,836
 *Lambrakis Press S.A...................     60,020        132,892
 *Lampsa Hotel Co.......................     10,376         74,039
 Lavipharm S.A..........................     39,294         54,840
 Light Metals Industry..................     28,662         44,212
 Loulis Mills S.A.......................      8,362         27,728
 Macedonian Plastics S.A................     18,131         19,977
 Mailis (M.J.) S.A......................     72,434        305,555

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Maritime Company of Lesvos S.A........     30,753   $     21,621
 Mesochoritis Bros. Construction Co.....     23,700         16,165
 Metka S.A..............................     10,370         31,884
 Michaniki S.A..........................     81,721        148,354
 Minerva Knitwear.......................      5,140         12,405
 *Minoan Lines S.A......................     60,279         68,314
 Mochlos S.A............................     29,920         17,896
 Mytilineos Holdings S.A................     40,520         88,441
 *N. Levederis S.A......................      8,355          6,400
 N.B.G. Real Estate Development Co......     92,710        215,001
 *Naoussa Spinning Mills S.A............     64,091         61,874
 National Bank of Greece................     14,975        212,149
 Nikas S.A..............................     17,187         73,584
 Notos Com.Holdings S.A.................     53,644         97,947
 *O. Daring Sain........................      7,760          5,537
 *P.D. Papoutsanis S.A..................     12,950         13,181
 Pantechniki S.A........................    131,562         78,691
 *Pegasus Publishing & Printing S.A.....     37,500         69,651
 Petros Petropoulos SA..................      4,000         21,239
 *Petzetakis S.A........................     22,560         34,563
 Proodeftiki Technical Co...............     32,257         21,325
 Rilken S.A.............................      1,982         11,106
 *Sanyo Hellas S.A......................     72,363         50,876
 *Sarantis S.A..........................     37,800         86,867
 Sato S.A...............................     28,850         22,100
 Selected Textile Industry Assoc. S.A...     40,590         54,519
 *Sfakianakis S.A.......................     10,390         19,080
 *Sheet Steel S.A.......................     25,850         14,377
 Shelman................................     38,042         46,307
 Silver and Baryte Ores Mining Co.
   S.A..................................     30,141        211,911
 Singular S.A...........................     54,600        162,717
 Spyroy Agricultural House S.A..........     22,258         32,465
 *Stabilton S.A.........................     27,530          4,333
 *Strintzis Shipping Lines S.A..........    105,000         89,247
 Technical Olympic S.A..................    106,250        363,469
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................     13,910          7,298
 Terna Tourist Technical & Maritime
   S.A..................................     36,310        129,547
 Themeliodomi...........................     26,262         99,760
 Thrace Plastics Co. S.A................     45,500         64,456
 Tiletipos S.A..........................     31,237        175,038
 Uncle Stathis S.A......................     10,999         59,787
 Unisystems S.A.........................     32,430         82,013
 Veterin................................     12,904         32,363
 Viohalco...............................    104,755        415,516
 *Vioter S.A............................     29,900         52,083
 *Vis Container Manufacturing Co........      4,259         12,692
 Zampa S.A..............................        830          9,581
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $19,547,371)....................                14,606,692
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,592)........................      3,196          7,143
                                                      ------------
                                           SHARES        VALUE+
                                           ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Egnatia Bank S.A. Rights..............     72,397   $        760
 *Egnatia Bank S.A. Rights 01/20/03.....      3,196              0
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       760
                                                      ------------
TOTAL -- GREECE
  (Cost $19,555,963)....................                14,614,595
                                                      ------------
FINLAND -- (5.1%)
COMMON STOCKS -- (5.1%)
 *4F-Secure Corp........................     71,539         56,302
 Alandsbanken AB Series B...............      1,700         29,077
 *Aldata Solutions Oyj..................     32,822         30,309
 #*Alma Media Oyj.......................      3,134         62,814
 Amer-Yhtymae Oyj Series A..............     17,020        623,312
 *Aspocomp Group P.L.C..................     12,738         83,541
 *Benefon Oy............................      1,900          1,436
 Capman Oyj Series B....................     12,485         20,831
 #*Comptel Oyj..........................     53,527         56,169
 Eimo Oyj...............................     32,700         33,284
 *Elcoteq Network Corp..................     10,210        115,710
 *Elisa Communications Corp.............     74,525        447,320
 *Eq Online Oyj.........................      7,100         11,176
 *Evox Rifa Group Oyj...................     51,210          3,224
 Finnair Oyj............................     77,910        306,581
 Finnlines Oyj..........................     30,280        651,374
 *Finvest Oyj...........................     51,210          7,523
 Fiskars Oy AB Series A.................     13,730        112,379
 HK Ruokatalo Oy Series A...............     11,400         71,177
 Huhtamaki Van Leer Oyj.................     51,600        517,099
 Instrumentarium Oyj....................     54,400      2,179,494
 J.W. Suominen Yhtyma Oy................     11,970         75,364
 #*Jaakko Poyry Group Oyj...............      3,700         58,239
 *Jippii Group Oyj......................     18,360          5,202
 *Jot Automation Group Oyj..............     83,777         25,494
 KCI Konecranes International Oyj.......     13,800        337,263
 Kemira Oyj.............................    118,400        813,793
 Kesko Oyj..............................     32,060        407,071
 Laennen Tehtaat Oy.....................      3,930         42,064
 #*Lassila & Tikanoja Oyj...............     11,970        194,691
 Lemminkainen Oy........................     13,100        219,944
 Martela Oy.............................        530          7,797
 Metsaemarkka Oyj Series B..............        700          4,040
 New Kyro Corp. Oyj.....................     36,470        242,631
 Nokian Renkaat Oyj.....................      9,700        345,974
 Nordic Aluminium Oy....................      1,900         12,959
 #*Novo Group Oyj.......................     31,600         77,262
 #*Okobank Class A......................     31,940        484,310
 Olvi Oyj Series A......................        410          9,035
 #*Outokumpu Oyj Series A...............     21,100        183,773
 Oy Stockmann AB Series B...............     24,300        351,889
 PK Cables Oyj..........................      4,760         35,464
 Partek Oyj.............................      9,870        158,464
 #*Perlos P.L.C. Warrants 04/04/04......     25,732        162,281
 Pohjola Group P.L.C. Series D..........     27,415        427,780
 *Pohjola Series C......................        115              0
 *Polar Real Estate Corp. Series K......    126,010         70,081
 Ponsse Oyj.............................      4,900         55,275
 #*Raisio Group P.L.C. Series V.........    118,423        132,966
 Rakentajain Koneuvokrammo Oy...........      5,700         31,761
 Rapala VMC Oyj.........................     20,000         93,392
 Rautaruukki Oyj Series K...............     74,910        270,408

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Rocla Oy...............................      1,300   $      9,072
 Sponda Oyj.............................     40,577        232,058
 #*Stockmann Oyj AB.....................      8,700        126,350
 *Stonesoft Corp........................     11,279          6,510
 Talentum Oyj...........................     18,300         54,921
 Tamro Oyj..............................    105,620        421,163
 *Tecnomen Holding Oyj..................     36,470         19,518
 Teleste Corp. Oyi......................      4,518         11,710
 Uponor Oyj Series A....................     32,500        664,344
 #*Vaisala Oy Series A..................     12,650        305,043
 #*Viking Line AB.......................      3,240         81,598
 Wartsila Corp. Oyj Series B............     23,710        299,059
 #*Yit-Yhtymae Oyj......................     26,854        473,130
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $11,675,595)....................                13,461,275
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................     21,100              0
                                                      ------------
TOTAL -- FINLAND
  (Cost $11,675,595)....................                13,461,275
                                                      ------------
BELGIUM -- (4.3%)
COMMON STOCKS -- (4.3%)
 *Abfin SA..............................      2,560              0
 Ackermans & Van Haaren SA..............     13,730        253,574
 *Afrifina..............................      3,480        140,665
 *Arinso International NV...............      4,360         32,484
 BMT NV.................................      2,040        145,566
 Banque Nationale de Belgique...........        710      2,101,756
 Barco (New) NV.........................      5,120        268,365
 Bekaert SA.............................      9,070        410,685
 Brantano NV............................      1,100         24,875
 CFE (Compagnie Francois
   d'Entreprises).......................      2,080        424,525
 Carrieres Unies Porphyre...............         20         22,876
 Cie Martime Belge SA...................      3,080        165,802
 Cofinimmo SA...........................      4,763        499,306
 Commerciale de Brasserie SA COBRHA.....        115         49,718
 D'Ieteren SA...........................      2,260        305,928
 Deceuninck SA..........................     63,700      1,280,724
 Engrais Rosier SA......................        655         44,745
 Floridienne NV.........................      2,033        121,600
 *Glaces de Moustier-sur-Sambre SA......     13,370        280,596
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................      4,600        184,392
 *Intercomfina SA.......................     11,000            115
 *Ion Beam Application SA...............     10,850         58,066
 *Kinepolis Group NV....................      2,070         17,399
 Koramic Building Products SA...........      5,510        109,163
 Metiers Automatiques Picanol...........        403        327,738
 *Mobistar SA...........................     25,670        611,197
 Omega Pharma SA........................     12,120        347,459
 Ontex NV...............................      3,770        359,210
 *Papeteries de Catala SA...............        315         31,402
 Plantations Nord-Sumatra SA............        650        105,040
 *Real Software SA......................     10,280         15,857
 Recticel SA............................     11,360        109,670
 Resilux NV.............................        700         51,418
 Roularta Media Groep...................      3,860         99,035
 *SA Finspa Bonus Shares................        325          1,825
                                           SHARES        VALUE+
                                           ------        ------
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....      1,545   $    155,640
 *Sait Radioholland.....................      6,088         35,967
 Sapec SA...............................      3,635        164,019
 *Sapec SA VVPR.........................         75             55
 #*Sioen Industries.....................     10,350         83,085
 Societe Belge Des Betons SA............      8,500        254,027
 Solvus SA..............................     20,280        164,926
 *Solvus SA Interim Strip VVPR..........        112              1
 *Spector Photo Group SA................      3,688         44,312
 *Systemat SA...........................      2,450         12,854
 #*Telindus Group SA....................     17,240         72,363
 Ter Beke NV............................      2,281         96,940
 Tessenderlo Chemie.....................     13,830        415,058
 UNIBRA.................................      1,600        117,527
 Union Miniere SA.......................      9,130        394,049
 VPK Packaging Group SA.................      5,525        125,809
 Van de Velde NV........................      1,170         95,150
 Warehouses de Pauw Sicafi..............      2,790         81,829
                                                      ------------
TOTAL -- BELGIUM
  (Cost $9,366,320).....................                11,316,387
                                                      ------------
DENMARK -- (4.2%)
COMMON STOCKS -- (4.2%)
 AS Dampskibsselsk Torm.................     16,190        128,087
 Aarhus Oliefabrik A.S. Aeries A........      3,840        168,175
 *Alm. Brand A.S........................     14,395        152,526
 Amagerbanken A.S.......................      1,640        118,164
 Amtssparekassen Fyn A.S................      1,478        103,986
 Bang & Olufsen Holding A.S.
   Series B.............................     11,767        237,723
 Brodrene Hartmann A.S. Series B........      5,865         98,602
 Bryggerigruppen A.S....................      5,590        164,265
 Christian Hansen Holding A.S.
   Series B.............................      8,280        295,952
 *Codan A.S.............................     43,400        649,928
 D'Hooge Schouw NV......................      7,850        120,329
 DFDS A.S., Copenhagen..................      7,680        151,900
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................        670         14,861
 Danske Traelastkompagni A.S............     28,340        528,498
 *Danware...............................      2,419         41,010
 *East Asiatic Co., Ltd.................     20,553        476,199
 *Edb Gruppen A.S.......................      3,230         45,176
 *FLS Industries........................     54,980        438,857
 *Fimiston Resources & Technology
   Ltd..................................        400          3,899
 Fluegger A.S. Series B.................      1,638         46,745
 *Foras Holding A.S. Series A...........      7,082         44,023
 *Forstaedernes Bank....................      3,007         84,114
 *Glunz & Jensen A.S....................      1,470         17,652
 #*Gn Great Nordic A.S..................    210,980        616,995
 Henriksen Og Henriksen Holding A.S.
   Series B.............................        770         72,885
 Hoejgaard Holding A.S. Series B........      2,500         69,932
 *I-Data International A.S..............      2,327          1,479
 *IC Co. A.S............................      3,510         11,852
 *Incentive A.S.........................      3,575          6,061
 *Junckers (F.) Industrier A.S..........        860          8,809
 *Jyske Bank A.S........................     37,760      1,024,243
 *Kjobenhavns Sommer Tivoli A.S.........        190         33,553
 Koebenhavns Lufthavne..................      8,730        629,005

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Korn-Og Foderstof Kompagnet A.S.......      8,498   $    187,288
 *NTR Holdings A.S......................      1,130          5,268
 Naestved Diskontobanken................        345         33,875
 #*Neg Micon A.S........................     23,698        400,082
 *Neurosearch A.S.......................      6,650         47,444
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................     22,495        235,173
 Nordvestbank...........................        250         30,551
 Per Aarsleff A.S. Series B.............      1,545         39,289
 *Pharmexa A.S..........................      3,235         18,281
 Radiometer A.S. Series B...............      7,393        385,405
 *Ringkjobing Landbobank................        850         91,265
 Rockwool, Ltd..........................      3,820         53,428
 Sanistal A.S. Series B.................        936         29,092
 *Sas Danmark A.S.......................     34,300        201,585
 Satair A.S.............................      1,350         22,505
 *Simcorp A.S...........................      4,222         96,628
 Sjaelso Gruppen A.S....................      1,719         60,228
 *Sondagsavisen A.S.....................     17,601         56,943
 Spar Nord Holding......................      4,973        240,278
 Sparkasse Regensburg...................     19,440        472,383
 Sydbank A.S............................      7,192        497,870
 TK Development.........................     12,478         89,905
 *Thrane & Thrane A.S...................      2,886         50,354
 *Topdanmark A.S........................     28,300        819,615
 VT Holdings Shares B...................      3,130         97,283
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................      2,102         77,210
                                                      ------------
TOTAL -- DENMARK
  (Cost $12,538,872)....................                10,944,713
                                                      ------------
NORWAY -- (3.9%)
COMMON STOCKS -- (3.8%)
 Aktiv Kapital ASA......................     32,350        196,124
 Arendals Fosse Kompani ASA.............        100          5,348
 *Avantor Financial Corp................     13,270         86,197
 Awilco ASA Series A....................     50,950        111,788
 Bergesen Dy ASA Series A...............     28,700        546,844
 *Blom ASA..............................      7,970          1,139
 Bonheur ASA............................      9,800         84,876
 *C. Tybring-Gjedde ASA.................     49,104          4,324
 *Choice Hotel Scandinavia ASA..........     27,740         72,075
 *Corrocean ASA.........................     19,321          8,952
 *DOF ASA...............................     46,060         56,646
 *DSND, Inc.............................     48,663        106,068
 *Den Norske Oljeselkapet...............     48,420        102,044
 *EDB Elektronisk Data Behandling ASA...     98,717        263,616
 Ekornes ASA............................     37,490        454,572
 #*Eltek ASA............................     22,995         76,343
 #*Farstad Shipping ASA.................     41,190        246,745
 *Fred Olsen Energy ASA.................     56,600         77,615
 Ganger Rolf ASA........................      5,490         46,755
 *Gresvig ASA...........................      4,590         16,034
 Hafslund ASA...........................     58,700        237,249
 *Home Invest ASA.......................     15,077         15,234
 *Industrifinans Naeringseiendom ASA....      7,582          6,293
 #*Infocus Corp.........................     10,455         60,366
 *Kenor ASA.............................    120,758         75,128
 *Kongsberg Gruppen ASA.................     32,600        425,867
 #*Kvaerner ASA.........................    974,581        520,508
 *Kverneland ASA........................     13,460        150,576
                                           SHARES        VALUE+
                                           ------        ------
 Leif Hoegh & Co. ASA...................     31,175   $    447,752
 *Merkantildata ASA.....................    188,921        141,805
 *Natural ASA...........................      6,694         30,920
 *Nera ASA..............................    134,553        145,667
 *Nordic VLSI ASA.......................      5,000          8,661
 #*Nordlandsbanken ASA..................     32,420        160,047
 *Ocean Rig ASA.........................    178,476         27,823
 #*Odfjell ASA Series A.................     18,310        290,729
 Olav Thon Eiendomsselskap ASA..........      8,320        252,203
 *Pan Fish ASA..........................    160,175         15,260
 *Petroleum Geo Services ASA............     35,100         13,021
 *Prosafe ASA...........................     36,930        503,754
 Rieber and Son ASA Series A............     35,804        245,490
 Schibsted ASA..........................     75,460        784,255
 *Sensonor ASA..........................    114,843         33,154
 *Sinvest ASA...........................    226,234          2,612
 Smedvig ASA Series A...................     57,680        274,756
 *Software Innovation ASA...............     13,423         25,188
 Solstad Offshore ASA...................     33,600        145,502
 *Steen and Stroem ASA..................     19,512        253,485
 *Stento ASA............................      1,225          5,482
 *Storebrand ASA........................    183,330        688,042
 *Tandberg ASA Series A.................     70,480        406,943
 *Tandberg Data ASA.....................     35,250          9,159
 *Tandberg Television ASA...............     47,030         36,455
 #*Tgs-Nopec Geophysical Co. ASA........     26,910        211,699
 *Unit 4 Agresso NV.....................      4,620         46,015
 Veidekke ASA...........................     15,936        117,316
 Visual Management Applications ASA.....     33,993        195,781
 #*Wilhelmshaven (Wilhelm), Ltd. ASA....     20,200        303,244
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $13,405,911)....................                 9,877,546
                                                      ------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.1%)
 Aker RGI Holding ASA
   (Cost $297,547)......................  $   2,010        224,878
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $42,407).......................                    43,113
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *DSND, Inc. Rights (Bonds) 12/23/02....     65,730              0
 *DSND, Inc. Rights 12/23/02............     65,730              0
 *Ocean Rig ASA Rights 01/10/03.........     42,834              0
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                      ------------
TOTAL -- NORWAY
  (Cost $13,745,865)....................                10,145,537
                                                      ------------

                                           SHARES
                                           ------
AUSTRIA -- (3.3%)
COMMON STOCKS -- (3.3%)
 Allgemeine Sparkasse Baugesellschaft...        670         66,791
 *Austria Email AG......................        715          1,351
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......     27,880        201,866

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................      7,984   $    557,138
 BWT AG.................................     13,530        137,008
 Bank Fuer Kaernten und Steiermark AG...        520         51,156
 Bau Holding AG.........................      4,980        287,417
 Bohler Uddeholm AG.....................      9,020        417,697
 Brau Union Goess-Reinighaus AG.........     10,720        624,884
 *Ca Immobilien Invest AG...............     18,153        343,451
 Constantia-Iso Holding AG..............     15,000         96,803
 Constantia-Verpackungen AG.............      6,000         58,113
 Flughafen Wien AG......................     14,792        496,704
 #*Immofinanz Immobilien Anlagen AG.....    126,142        774,348
 Jenbacher AG...........................      7,860        141,534
 #*Lenzing AG...........................      3,424        321,571
 Manner (Josef) & Co. AG................        870         27,388
 Mayr-Melnhof Karton AG.................      9,840        727,956
 Oberbank AG............................      3,555        254,043
 Palfinger AG...........................      7,610        115,391
 *Readymix Kies-Union AG................        500         33,579
 *Rhi AG, Wien..........................     18,559        143,141
 Rosenbauer International AG............        850         22,718
 #*Sparkassen Immobilien................     24,880        189,021
 Ubm Realitaetenentwicklung AG..........        360         27,199
 Uniqa Versicherungen AG................     79,223        664,231
 Va Technologie AG......................     11,400        185,420
 Voest-Alpine Stahl AG..................     30,095        731,082
 *Waagner Biro Binder Beteiligungs AG...      1,430              0
 Wienerberger AG........................     57,030      1,014,364
 *Wolford AG............................      4,100         40,270
                                                      ------------
TOTAL -- AUSTRIA
  (Cost $8,576,404).....................                 8,753,635
                                                      ------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 Abbey P.L.C............................     19,319         93,253
 Anglo Irish Bank Corp. P.L.C...........    200,833      1,428,846
 *Arcon International Resources P.L.C...    143,750          6,034
 Ardagh P.L.C...........................     14,262         17,585
 Arnotts P.L.C..........................     12,322        149,989
 *Barlo Group P.L.C.....................    115,775         30,372
 DCC P.L.C..............................     61,697        634,470
 *Dragon Oil P.L.C......................    104,167         17,489
 *Dunloe Ewart P.L.C....................    235,918        116,354
 *Elan Corp. P.L.C......................    154,046        331,379
 Fyffes P.L.C...........................    241,712        334,806
 Glanbia P.L.C..........................    204,759        320,147
 *Grafton Group P.L.C...................    125,748        475,034
 Greencore Group P.L.C..................    142,544        381,426
                                           SHARES        VALUE+
                                           ------        ------
 Heiton Holdings P.L.C..................     33,002   $     76,187
 IAWS Group P.L.C.......................     86,078        678,348
 IFG Group P.L.C........................     37,599         15,387
 *ITG Group P.L.C.......................     18,328         49,043
 IWP International P.L.C................     39,611         16,626
 Independent News & Media P.L.C.........    406,739        661,559
 *Iona Technologies P.L.C...............     14,281         35,966
 Irish Continental Group P.L.C..........     18,872        141,000
 Jurys Hotel Group P.L.C................     43,861        331,384
 Kerry Group P.L.C......................     10,812        144,656
 Kingspan Group P.L.C...................    114,417        195,704
 Readymix P.L.C.........................     62,281         78,426
 *Riverdeep Group P.L.C.................    139,623        175,816
 Ryan Hotels P.L.C......................     43,787         26,190
 United Drug P.L.C......................     20,130        261,931
 Waterford Wedgwood P.L.C...............    530,812        272,934
                                                      ------------
TOTAL -- IRELAND
  (Cost $7,381,774).....................                 7,498,341
                                                      ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $416,896)......................                   426,645
                                                      ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,661)........................                     1,877
                                                      ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.10%, 01/02/03
   (Collateralized by $3,591,000 FMC
   Discount Notes 1.261%, 01/10/03,
   valued at $3,591,000) to be
   repurchased at $3,537,216
   (Cost $3,537,000)....................  $   3,537      3,537,000
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $262,183,648)++.................              $263,065,039
                                                      ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $262,231,300.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
JAPAN -- (97.3%)
COMMON STOCKS -- (97.3%)
 *ASK Corp., Yokohama...................    64,000   $     14,627
 Achilles Corp..........................   549,000        524,287
 Advan Co., Ltd.........................    36,000        252,704
 #Aica Kogyo Co., Ltd...................   164,000        979,863
 *Aichi Corp............................    57,000         72,114
 Aichi Machine Industry Co., Ltd........   157,000        281,925
 Aichi Tokei Denki Co., Ltd.............    67,000        121,952
 Aida Engineering, Ltd..................   160,000        325,185
 Aigan Co., Ltd.........................    15,000         77,378
 Aiphone Co., Ltd.......................    27,400        219,173
 Airport Facilities Co., Ltd............    79,970        238,901
 Aisan Industry Co., Ltd................    42,000        302,020
 *Akai Electric Co., Ltd................   363,000          2,963
 Akebono Brake Industry Co., Ltd........   141,000        220,969
 *#Allied Telesis KK....................     8,000        175,325
 Aloka Co., Ltd.........................    43,000        266,041
 Alpha Systems Inc......................     8,000         81,623
 Alps Logistics Co., Ltd................    13,000         58,891
 Altech Co., Ltd........................    14,000         48,908
 Amada Machinics Co., Ltd...............   191,414        315,599
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................    12,000         78,358
 Ando Corp..............................   120,000        116,557
 Anest Iwata Corp.......................    74,000         85,769
 Anrakutei Co., Ltd.....................    13,000         63,666
 Aoi Advertising Promotion, Inc.........    14,000         66,392
 Aoki International Co., Ltd............    74,200        268,904
 *Apic Yamada Corp......................     7,000          9,142
 *#Arabian Oil Co., Ltd.................    66,300        284,649
 *Arai-Gumi, Ltd........................    68,900         14,622
 Araya Industrial Co., Ltd..............    84,000         52,108
 #Argo 21 Corp..........................    13,200         77,574
 Arisawa Manufacturing Co., Ltd.........    23,100        444,031
 Aronkasei Co., Ltd.....................    53,000        134,106
 #Asahi Denka Kogyo KK..................   169,000        838,689
 Asahi Diamond Industrial Co., Ltd......    99,000        355,548
 #Asahi Kogyosha Co., Ltd...............    48,000        103,824
 *Asahi Optical Co., Ltd................   180,000        248,296
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................   259,000        496,796
 #Asahi Soft Drinks Co., Ltd............    69,000        252,875
 *Asahi Tec Corp........................    86,000         67,388
 *Asahi Techno Glass Corp...............    34,000         46,623
 *#Asanuma Corp.........................   145,000        100,600
 #Ashimori Industry Co., Ltd............    84,000        112,443
 Asia Securities Printing Co., Ltd......    16,000         86,194
 *Asics Corp............................   333,000        315,292
 Atom Corp..............................     3,000         31,833
 #Atsugi Nylon Industrial Co., Ltd......   322,000        207,632
 Aucnet, Inc............................    15,000        110,191
 *Azel Corp., Tokyo.....................    89,000         25,425
 Azwell, Inc............................    93,400        358,307
 Bando Chemical Industries, Ltd.........   213,000        384,222
 Bank of Okinawa, Ltd...................    27,300        456,801
 #Bank of the Ryukyus, Ltd..............    30,280        333,657
 #Best Denki Co., Ltd...................   132,000        373,864
 *#Bosch Automotive Systems Corp........   386,000        450,541
                                           SHARES       VALUE+
                                           ------       ------
 Bull Dog Sauce Co., Ltd................    15,000   $     67,339
 Bunka Shutter Co., Ltd.................   134,000        322,654
 C Two-Network Co., Ltd.................    10,000        217,116
 #CAC Corp..............................    11,000         57,462
 #CKD Corp..............................   113,000        285,924
 #CMK Corp..............................    62,000        359,303
 CTI Engineering Co., Ltd...............    19,000         80,178
 *Cabin Co., Ltd........................    67,000         63,984
 #Calpis Co., Ltd.......................   115,000        525,650
 #Canon Aptex, Inc......................    34,000        168,175
 Canon Electronics, Inc.................    40,000        212,219
 *Carolina Co., Ltd.....................    40,000         12,733
 *Catena Corp...........................    18,000         28,209
 Central Finance Co., Ltd...............   180,000        539,199
 Central Security Patrols Co., Ltd......    12,000         51,912
 *#Cesar Co.............................    79,000         27,082
 *#Chiba Kogyo Bank, Ltd................    53,200        271,395
 #Chino Corp............................    70,000        137,126
 *Chisan Tokan Co., Ltd.................    64,000         16,194
 Chiyoda Co., Ltd.......................    58,000        397,666
 *#Chiyoda Corp.........................   342,500        556,320
 Chofu Seisakusho Co., Ltd..............    25,000        326,491
 *Chori Co., Ltd........................   175,000         69,991
 Chuetsu Pulp and Paper Co., Ltd........   172,000        282,186
 *#Chugai Ro Co., Ltd...................   139,000        131,608
 #Chugoku Marine Paints, Ltd............   111,000        255,495
 Chugokukogyo Co., Ltd..................    45,000         33,792
 Chuo Gyorui Co., Ltd...................    35,000         50,851
 Chuo Spring Co., Ltd., Nagoya..........    99,000        310,297
 *#Clarion Co., Ltd.....................   171,000         75,370
 Cleanup Corp...........................    71,000        511,717
 *#Co-Op Chemical Co., Ltd..............    80,000         36,567
 Colowide Co., Ltd......................    14,000        101,816
 Computer Engineering & Consulting,
   Ltd..................................    25,000        209,362
 Copyer Co., Ltd........................    27,000         54,434
 Cosel Co., Ltd.........................    27,000        432,388
 *#Cosmo Securities Co., Ltd............   444,000        268,179
 Credia Co., Ltd........................    14,000        134,498
 *Cresco, Ltd...........................     7,000         40,338
 #D'urban, Inc..........................   114,000         65,135
 #Dai Nippon Toryo, Ltd.................   193,000        185,887
 Dai-Dan Co., Ltd.......................    80,000        287,312
 Daido Kogyo Co., Ltd...................    60,000         71,991
 *Daido Steel Sheet Corp................    84,000         94,617
 Daidoh, Ltd............................    54,000        276,799
 Daihen Corp............................   205,000        182,386
 #Daiho Corp............................    96,000         92,462
 Daiichi Cement Co., Ltd................    33,000         39,595
 Dai-Ichi Jitsugyo Co., Ltd.............    80,000         95,988
 *Dai-Ichi Katei Denki Co., Ltd.........    91,000            743
 *Dai-Ichi Kogyo Seiyaku Co., Ltd.......    47,000         67,518
 Daiken Corp............................   195,000        367,669
 #Daiki Co., Ltd........................    31,000        322,613
 Daiko Shoken Business Co., Ltd.........     6,000         13,713
 *#Daikyo, Inc..........................   444,000        170,330
 #Daimei Telecom Engineering Corp.......    66,000        162,690
 Dainichi Co., Ltd......................    15,200         48,634

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............   163,000   $    373,856
 Dainippon Shigyo Co., Ltd..............    16,000         54,981
 Daiseki Co., Ltd.......................    24,000        369,261
 #Daiso Co., Ltd........................   112,000        151,753
 *Daisue Construction Co., Ltd..........    92,500         21,895
 Daisyo Corp............................    24,000        204,514
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................    42,000         12,341
 Daiwa Industries, Ltd..................    76,000        202,228
 Daiwa Kosho Lease Co., Ltd.............   157,000        349,843
 *Daiwa Seiko, Inc......................   145,000         95,866
 *#Daiwabo Co., Ltd.....................   262,000        128,311
 Daiwabo Information System Co., Ltd....    22,000        125,160
 *Dantani Corp..........................    68,000            555
 Danto Corp.............................    42,000        134,726
 Data Communication System Co., Ltd.....     9,000        148,390
 #Denki Kagaku Kogyo KK.................       800          1,802
 Denki Kogyo Co., Ltd...................    95,000        211,688
 #Denyo Co., Ltd........................    38,000        149,500
 *#Descente, Ltd........................   133,000         79,247
 *Dia Kensetsu Co., Ltd.................    31,000         39,220
 Diamond Computer Service Co., Ltd......    18,000         84,186
 *Dijet Industrial Co., Ltd.............    34,000         25,254
 Doshisha Co., Ltd......................    15,000        205,322
 *Dynic Corp............................    52,000         26,740
 Eagle Industry Co., Ltd................    78,000        267,396
 *Eco-Tech Construction Co., Ltd........    68,000         16,651
 #Edion Corp............................   112,316        497,797
 Eiken Chemical Co., Ltd................    24,000        144,962
 *Elna Co., Ltd.........................    22,000         47,586
 Enplas Corp............................    18,000        492,185
 *Enshu, Ltd............................    69,000         45,619
 Ensuiko Sugar Refining Co., Ltd........    51,000         79,092
 #Exedy Corp............................    71,000        492,013
 *#FDK Corp.............................   105,000        118,271
 *First Baking Co., Ltd.................    67,000         57,968
 Fontaine Co., Ltd......................     5,000         44,892
 Foster Electric Co., Ltd...............    32,000         93,246
 France Bed Co., Ltd....................   193,000        452,116
 *#Fudo Construction Co., Ltd...........   201,000         57,422
 Fuji Denki Reiki Co., Ltd..............    81,800        215,658
 Fuji Kiko Co., Ltd.....................    51,000         71,599
 *Fuji Kisen Kaisha, Ltd................     8,000          6,007
 *Fuji Kosan Co., Ltd...................   130,000         47,749
 Fuji Kyuko Co., Ltd....................   107,000        393,013
 *Fuji Spinning Co., Ltd., Tokyo........   163,000         57,209
 #Fujicco Co., Ltd......................    42,000        358,585
 *Fujii & Co., Ltd......................    44,000            359
 *Fujiko Co., Ltd.......................    55,000            898
 Fujikura Kasei Co., Ltd................    15,000         50,810
 #Fujirebio, Inc........................    75,000        489,736
 Fujita Kanko, Inc......................   132,000        468,677
 #Fujitec Co., Ltd......................   126,000        654,091
 Fujitsu Business Systems, Ltd..........    32,500        281,190
 Fujitsu Denso, Ltd.....................    36,000        123,707
 Fujitsu Devices, Inc...................    32,000        190,671
 *Fujitsu General, Ltd..................   111,000        171,236
 Fujitsu Kiden, Ltd.....................    16,000         76,921
 *#Fujiya Co., Ltd......................   190,000        184,549
 #Fukuda Corp...........................    65,000        170,836
                                           SHARES       VALUE+
                                           ------       ------
 *Fukushima Bank, Ltd...................   117,000   $    106,958
 *Fukusuke Corp.........................    95,000         24,038
 *Furukawa Battery Co., Ltd.............    45,000         73,828
 *Furukawa Co., Ltd.....................   208,000        110,354
 Fuso Lexel Inc.........................     8,000         24,552
 #Fuso Pharmaceutical Industries, Ltd...    99,000        311,105
 *Ga-jo-en Kanko KK.....................    37,000              0
 *Gakken Co., Ltd.......................   158,000        140,571
 Genki Sushi Co., Ltd...................     3,000         31,466
 Geostar Corp...........................    10,000         31,425
 #Godo Shusei Co., Ltd..................    74,000        132,882
 *Godo Steel, Ltd.......................   245,000        125,985
 *Goldwin, Inc..........................    47,000         33,376
 Gourmet Kineya Co., Ltd................    31,000        205,207
 *Graphtec Corp.........................    39,000         25,466
 #Gun-Ei Chemical Industry Co., Ltd.....   164,000        321,267
 *Gunze Sangyo, Inc., Tokyo.............    90,000        117,537
 Hac Kimisawa Co., Ltd..................    41,000        275,754
 Hagoromo Foods Corp....................    14,000        108,558
 *Hakone Tozan Railway Co., Ltd.........    52,000        127,331
 Hakuto Co., Ltd........................    25,000        238,746
 Hakuyosha Co., Ltd.....................    57,000        141,436
 Hanwa Co., Ltd.........................   405,000        485,940
 Happinet Corp..........................    15,000        107,987
 Harashin Co., Ltd......................     8,000         54,785
 Harima Chemicals, Inc..................    37,000         97,245
 Harumoto Corp..........................    32,000         47,276
 *Hayashikane Sangyo Co., Ltd...........   128,000         54,328
 Heiwado Co., Ltd.......................    49,000        413,949
 Hibiya Engineering, Ltd................    60,000        312,451
 Higashi-Nippon Bank, Ltd...............    60,000        182,671
 *#Hikari Tsushin, Inc..................    50,000        488,920
 *Hirabo Corp...........................    79,000         16,765
 Hisaka Works, Ltd......................    48,000        164,551
 Hitachi Business Solution Co., Ltd.....    10,000         65,216
 #Hitachi Construction Machinery Co.,
   Ltd..................................   150,000        564,421
 Hitachi Kiden Kogyo, Ltd...............    20,000         53,218
 Hitachi Koki Co., Ltd..................   177,000        507,097
 *Hitachi Kokusai Electric, Inc.........    76,000        201,608
 Hitachi Medical Corp...................    53,000        526,907
 Hitachi Metals Techno, Ltd.............    12,000         29,384
 Hitachi Plant Engineering &
   Construction Co., Ltd................   204,000        424,601
 Hitachi Powdered Metal Co., Ltd........    46,000        195,241
 *Hitachi Seiki Co., Ltd................   108,000            882
 Hitachi Tool Engineering, Ltd..........    30,000        114,843
 Hitachi, Ltd...........................     6,500         27,642
 Hochiki Corp...........................    42,000        113,129
 *#Hodogaya Chemical Co., Ltd...........   100,000         88,152
 *Hohsui Corp...........................    56,000         31,996
 Hokkai Can Co., Ltd., Tokyo............   116,000        199,780
 #Hokkaido Bank, Ltd....................   505,000        375,097
 Hokkaido Coca Cola Bottling Co., Ltd...    26,000        110,778
 Hokkaido Gas Co., Ltd..................    87,000        188,181
 #Hokko Chemical Industry Co., Ltd......    41,000        124,491
 *Hoko Fishing Co., Ltd.................    79,000            645
 *Hokuriku Electric Industry Co.,
   Ltd..................................   112,000         53,022
 Hokuriku Electrical Construction Co.,
   Ltd..................................    36,000         83,451
 Hokuriku Gas Co., Ltd..................    64,000        123,805
 *Hokushin Co., Ltd.....................    39,900         18,238

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Homac Corp.............................    60,000   $    453,495
 #Honen Ajinomoto Oil Mills, Inc........   128,000        180,745
 Honshu Chemical Industry Co., Ltd......     3,000         10,456
 #Horiba, Ltd...........................    54,000        349,084
 Horipro, Inc...........................    16,000         80,317
 Hosokawa Micron Corp...................    40,000        148,553
 *Howa Machinery, Ltd...................   181,000         69,436
 #I-Net Corp............................    12,000         31,441
 ISE Chemicals Corp.....................    17,000         35,938
 *Ichida and Co., Ltd...................    23,400         10,314
 #Ichikawa Co., Ltd.....................    49,000         92,789
 *Ichiken Co., Ltd......................    48,000         21,548
 Ichikoh Industries, Ltd................   141,000        272,758
 Ichiyoshi Securities Co., Ltd..........    54,000        101,375
 Idec Izumi Corp........................    60,000        214,994
 #Ihara Chemical Industry Co., Ltd......    80,000        127,984
 Iino Kaiun Kaisha, Ltd.................   161,000        291,736
 *#Ikegami Tsushinki Co., Ltd...........   102,000        101,571
 Impact 21 Co., Ltd.....................    19,000        200,833
 Inaba Denki Sangyo Co., Ltd............    38,000        434,232
 #Inaba Seisa Kusho Co., Ltd............    18,700        274,589
 Inabata and Co., Ltd., Osaka...........    85,000        294,862
 Inageya Co., Ltd.......................    77,000        527,307
 Intec, Inc.............................    35,000        160,837
 *#Inui Steamship Co., Ltd..............    31,000          8,603
 *Iseki & Co., Ltd......................   322,000        194,490
 Ishii Hyoki Co., Ltd...................     3,600         28,209
 #Ishii Iron Works Co., Ltd.............    52,000         32,257
 *Ishikawa Seisakusho, Ltd..............    75,000         23,875
 *Ishikawajima Transport Machinery Co.,
   Ltd..................................    16,000         22,201
 *Ishizuka Glass Co., Ltd...............    49,000         64,792
 Itochu Fuel Corp.......................   192,000        736,563
 Itochu Warehouse Co., Ltd..............    15,000         17,386
 Itoki Crebio Corp......................    56,000        101,930
 Iuchi Seieido Co., Ltd.................    17,000        197,037
 *Iwasaki Electric Co., Ltd.............   110,000        186,753
 #Iwatsu Electric Co., Ltd..............   145,000        143,207
 *Izukyu Corp...........................     5,000         79,582
 *#Izumiya Co., Ltd.....................   128,000        592,384
 *#Izutsuya Co., Ltd....................   123,000        142,562
 JMS Co., Ltd...........................    59,000        141,583
 *Jac Holdings Co., Ltd.................    11,000         53,512
 #Jaccs Co., Ltd........................    84,000        275,623
 Jamco Corp.............................    18,000         44,076
 *Janome Sewing Machine Co., Ltd........   224,000        120,671
 #Japan Aircraft Manufacturing Co.,
   Ltd..................................    70,000         82,276
 Japan Aviation Electronics Industry,
   Ltd..................................   130,000        787,332
 #Japan Business Computer Co., Ltd......    34,000        171,783
 #Japan Carlit Co., Ltd.................    28,000        183,063
 Japan Digital Laboratory Co., Ltd......    35,600        233,624
 #Japan Foundation Engineering Co.,
   Ltd..................................    49,200         93,569
 Japan Information Processing Service
   Co., Ltd.............................    26,000        209,460
 Japan Kenzai Co., Ltd..................     4,400         14,294
 Japan Maintenance Co., Ltd.............    27,000         92,340
 Japan Medical Dynamic Marketing Inc....    18,700        245,741
 *Japan Metals & Chemicals Co., Ltd.....   190,000          1,551
 Japan Oil Transportation Co., Ltd......    45,000         71,991
                                           SHARES       VALUE+
                                           ------       ------
 #Japan Pulp and Paper Co., Ltd.........    99,000   $    290,095
 *Japan Steel Works, Ltd................   546,000        316,418
 *#Japan Storage Battery Co., Ltd.......   187,000        257,952
 Japan Transcity Corp...................    90,000        163,082
 #Japan Vilene Co., Ltd.................   101,000        180,541
 Japan Wool Textile Co., Ltd............   138,000        428,029
 Jastec Co., Ltd........................     8,000         79,011
 Jeans Mate Corp........................     9,800        106,387
 #Jeol, Ltd.............................    97,000        410,121
 Jidosha Denki Kogyo Co., Ltd...........    10,000         15,345
 *Joban Kosan Co., Ltd..................   101,000         81,614
 Joint Corp.............................    15,500         98,302
 *#Joshin Denki Co., Ltd................    98,000         55,993
 Jsp Corp...............................    16,000         54,197
 *#Jujiya Co., Ltd......................   161,000         32,853
 Juken Sangyo Co., Ltd..................    86,000        455,569
 Juki Corp..............................   153,000        299,718
 *Jyomo Co., Ltd........................    48,000         54,850
 K.R.S. Corp............................     8,000         66,212
 KTK Telecommunications Engineering Co.,
   Ltd..................................    45,202        188,165
 Kabuki-Za Co., Ltd.....................    15,000        488,512
 Kadokawa Shoten Publishing Co., Ltd....    27,000        429,743
 #Kaga Electronics Co., Ltd.............    33,000        426,658
 Kagawa Bank, Ltd.......................    83,350        432,687
 Kahma Co., Ltd.........................    46,000        251,561
 *Kakuei (L.) Corp......................   100,000            816
 *#Kamagai Gumi Co., Ltd................   439,000         46,582
 Kameda Seika Co., Ltd..................    19,000         86,846
 Kamei Corp.............................    59,000        221,524
 Kanaden Corp...........................    50,000        142,840
 Kanagawa Chuo Kotsu Co., Ltd...........    90,000        451,781
 Kanamoto Co., Ltd......................    43,000        157,238
 *#Kanematsu Corp.......................   402,500        295,678
 Kanematsu Electronics, Ltd.............    38,000        214,015
 *Kanematsu-NNK Corp....................    60,000         56,809
 Kanto Auto Works, Ltd., Yokosuka.......    78,000        375,627
 *Kanto Bank, Ltd.......................    19,100        151,378
 #Kanto Denka Kogyo Co., Ltd............    83,000        159,205
 #Kanto Natural Gas Development Co.,
   Ltd..................................   104,000        422,740
 *#Kanto Special Steel Works, Ltd.......    84,000         15,084
 Kasai Kogyo Co., Ltd...................    28,000         44,109
 Kasei (C.I.) Co., Ltd..................    46,000        133,290
 Kasumi Co., Ltd........................   132,000        468,677
 Katakura Chikkarin Co., Ltd............    17,000         37,742
 #Katakura Industries Co., Ltd..........    49,000        237,971
 Kato Sangyo Co., Ltd...................    51,000        209,803
 *Kato Spring Works Co., Ltd............    78,000         87,222
 Kato Works Co., Ltd....................    82,000         64,923
 Katsumura Construction Co., Ltd........    48,600         26,578
 Kawada Industries, Inc.................    76,000        120,344
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............    99,000         51,716
 *#Kawashima Textile Manufacturers,
   Ltd..................................   126,000         95,645
 *Kawasho Corp..........................   549,000        385,373
 Kawasho Gecoss Corp....................    52,000        139,216
 Kawasumi Laboratories, Inc.............    26,000        176,566
 Kayaba Industry Co., Ltd...............   321,000        649,782
 Keihin Co., Ltd........................   100,000        114,272

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Keiyo Co., Ltd.........................   139,900   $    775,351
 Kentucky Fried Chicken Japan, Ltd......    10,000        221,605
 *#Kenwood Corp.........................   201,000        154,218
 Key Coffee, Inc........................    33,000        402,955
 Kibun Food Chemifa Co., Ltd............    35,000        156,838
 *Kimmon Manufacturing Co., Ltd.........    41,000         26,438
 *Kimura Chemical Plants Co., Ltd.......    27,000         31,955
 *Kinki Nippon Tourist Co., Ltd.........   133,000        226,886
 #Kinki Sharyo Co., Ltd., Nagaokakyo....   101,000        178,068
 *#Kinseki, Ltd.........................    56,000        174,607
 *#Kinsho-Mataichi Corp.................    21,000         37,367
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................    83,000         45,390
 Kioritz Corp...........................    96,000         97,164
 #Kishu Paper Co., Ltd..................   125,000        140,799
 #Kisoji Co., Ltd.......................    22,000        232,543
 *Kitagawa Iron Works Co., Ltd..........   124,000         70,848
 Kita-Nippon Bank, Ltd..................     8,506        322,841
 Kitano Construction Corp...............   116,000        130,662
 *Kitz Corp.............................   234,000        221,556
 Koa Corp...............................    58,000        384,410
 #Koatsu Gas Kogyo Co., Ltd.............    78,000        195,454
 Kobayashi Yoko Co., Ltd................     8,000        103,889
 Koito Industries, Ltd..................     8,000         16,390
 #Kojima Co., Ltd.......................    40,000        253,683
 *Kokune Corp...........................    42,000            343
 Kokusai Kogyo Co., Ltd.................    60,000        202,751
 Komai Tekko, Inc.......................    53,000         83,924
 *Komatsu Construction Co., Ltd.........    29,000         36,216
 *Komatsu Electronics Metals Co., Ltd...    25,000         76,521
 #Komatsu Seiren Co., Ltd...............    75,000        138,350
 Komatsu Wall Industry Co., Ltd.........    14,000        121,928
 Komatsu, Ltd...........................    60,282        215,020
 Konaka Co., Ltd........................    27,000        129,804
 Kondotec, Inc..........................     1,500          5,718
 Konishi Co., Ltd.......................    28,000        232,886
 Kosaido Co., Ltd.......................    34,000        273,354
 *Kosei Securities Co., Ltd.............   137,000        107,350
 *Krosaki Corp..........................    96,000         57,985
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................   153,000        202,310
 Kurabo Industries, Ltd.................   374,000        430,429
 Kurimoto, Ltd..........................   204,000        256,426
 #Kuroda Electric Co., Ltd..............    18,000        352,610
 #Kyoden Co., Ltd.......................    68,000        121,552
 #Kyodo Printing Co., Ltd...............   132,000        369,555
 #Kyodo Shiryo Co., Ltd.................   145,000         98,233
 Kyoei Sangyo Co., Ltd..................    44,000         76,497
 Kyoei Tanker Co., Ltd..................    53,000         48,019
 Kyokuto Boeki Kaisha, Ltd..............    36,000         72,579
 Kyokuto Kaihatsu Kogyo Co., Ltd........    38,300        220,706
 #Kyokuyo Co., Ltd......................   167,000        149,941
 #Kyoritsu Maintenance Co., Ltd.........     7,800        125,358
 Kyosan Electric Manufacturing Co.,
   Ltd..................................    94,000        181,839
 Kyowa Electronic Instruments Co.,
   Ltd..................................    30,000         50,198
 #Kyowa Leather Cloth Co., Ltd..........    32,000        132,686
 Kyudenko Corp..........................   122,000        436,159
 #Laox Co., Ltd.........................    21,000         29,825
 Life Corp..............................    97,000        793,323
 *Lonseal Corp..........................    18,000          7,640
 #MR Max Corp...........................    56,300        137,861
                                           SHARES       VALUE+
                                           ------       ------
 Maeda Road Construction Co., Ltd.......   105,000   $    377,097
 Maezawa Industries, Inc................    27,700        110,334
 Maezawa Kaisei Industries Co., Ltd.....    20,600        198,408
 Maezawa Kyuso Industries Co., Ltd......    10,000         41,219
 *Magara Construction Co., Ltd..........    61,000         30,870
 *#Makino Milling Machine Co., Ltd......   125,000        297,923
 *Mamiya-Op Co., Ltd....................    58,000         73,852
 Mars Engineering Corp..................    13,000        323,634
 #Marubun Corp..........................    37,800        174,013
 *#Marudai Food Co., Ltd................   232,000        219,663
 *Maruei Department Store Co., Ltd......    72,000         39,962
 Maruetsu, Inc..........................   189,000        879,321
 Maruha Corp............................   434,000        361,327
 #Marusan Securities Co., Ltd...........   117,000        237,791
 Maruwa Co., Ltd........................    13,000        102,396
 Maruwn Corp............................    44,000         61,772
 Maruya Co., Ltd........................    14,000         74,277
 Maruyama Manufacturing Co., Inc........    73,000         50,051
 *Maruzen Co., Ltd......................   179,000        175,325
 Maruzen Co., Ltd.......................     5,000         14,325
 Maruzen Showa Unyu Co., Ltd............   175,000        329,960
 Maspro Denkoh Corp.....................    27,000        232,502
 Matsuda Sangyo Co., Ltd................    27,000        218,398
 Matsui Construction Co., Ltd...........    40,000         87,499
 Matsuo Bridge Co., Ltd.................    37,000         46,811
 Matsuya Co., Ltd.......................    74,000        256,703
 #Matsuya Foods Co., Ltd................    20,000        394,237
 #Matsuzakaya Co., Ltd..................   123,000        292,152
 Meiden Engineering Co., Ltd............    31,000         79,958
 *#Meidensha Corp.......................   296,000        289,924
 Meiji Shipping Co., Ltd................    47,000         59,078
 #Meiko National Securities Co., Ltd....    99,000        216,561
 Meisei Industrial Co., Ltd.............    29,000         43,317
 #Meito Sangyo Co., Ltd.................    38,000        458,115
 Meito Transportation Co., Ltd..........     9,000         72,285
 Meiwa Estate Co., Ltd..................    34,000        268,081
 *Meiwa Trading Co., Ltd................    55,000         65,992
 Melco, Inc.............................    28,000        466,229
 *Mercian Corp..........................   212,000        304,550
 #Milbon Co., Ltd.......................    12,000        337,918
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................    30,000        299,229
 Miroku Jyoho Service Co., Ltd..........    12,000         47,896
 *#Misawa Homes Co., Ltd................   262,900        246,774
 *#Misawa Resort Co., Ltd...............    40,000         63,666
 Mito Securities Co., Ltd...............    63,000         92,560
 Mitsuba Corp...........................    67,000        228,045
 *Mitsubishi Cable Industries, Ltd......   270,000        198,343
 *Mitsubishi Kakoki Kaisha, Ltd.........   117,000         98,363
 Mitsubishi Pencil Co., Ltd.............    61,000        348,031
 #Mitsubishi Plastics, Inc..............   310,000        409,909
 *Mitsubishi Shindoh Co., Ltd...........    82,000         95,041
 *Mitsubishi Steel Manufacturing Co.,
   Ltd..................................   253,000        128,033
 Mitsuboshi Belting, Ltd................   153,000        345,925
 *#Mitsui Construction Co., Ltd.........   157,000         43,570
 *Mitsui High-Tec, Inc..................    58,000        452,108
 #Mitsui Home Co., Ltd..................    97,000        294,527
 *Mitsui Matsushima Co., Ltd............    90,000         45,545
 *Mitsui Mining Co., Ltd................   225,000         73,460
 #Mitsui Sugar Co., Ltd.................   116,000        184,630
 Mitsui-Soko Co., Ltd...................   204,000        366,322

120
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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Mitsumura Printing Co., Ltd............    49,000   $    118,385
 Mitsuuroko Co., Ltd....................    76,000        437,954
 Miura Co., Ltd.........................    31,000        367,400
 Miura Printing Corp....................    16,000         45,056
 Miyaji Iron Works Co., Ltd.............    90,000        107,987
 #Miyoshi Oil & Fat Co., Ltd............   120,000        173,366
 #Miyuki Keori Co., Ltd.................    50,000        104,477
 Mizuno Corp............................   179,000        410,554
 Mkc-Stat Corp..........................    41,000        203,134
 #Morinaga & Co., Ltd...................   220,000        296,290
 Morishita Jinton Co., Ltd..............    19,800         85,655
 Morita Corp............................    72,000        186,296
 #Moritex Corp..........................    15,000         69,787
 Morozoff, Ltd., Osaka..................    50,000         75,501
 Mory Industries, Inc...................    66,000         79,190
 #Mos Food Services, Inc................    47,000        315,725
 *Mutoh Industries, Ltd.................    61,000         90,120
 Mutow Co., Ltd.........................    38,000         78,782
 Mycal Hokkaido Corp....................    26,000        158,103
 Myojo Foods Co., Ltd...................    25,000         43,056
 #NAC Co., Ltd..........................    13,000         86,373
 #NEC System Integration & Construction,
   Ltd..................................    58,000        388,671
 NOF Corp...............................    54,000        127,380
 *Nabco, Ltd............................   120,000        106,762
 #Nachi-Fujikoshi Corp..................   433,000        427,645
 Nagano Bank, Ltd.......................   122,000        355,499
 *Nagano Japan Radio Co., Ltd...........     6,000          5,583
 #Nagatanien Co., Ltd...................    56,000        351,043
 Naigai Clothes Co., Ltd................    30,000         54,361
 *Naigai Co., Ltd.......................   109,000         42,705
 Nakabayashi Co., Ltd...................    92,000        119,398
 #Nakamuraya Co., Ltd...................    85,000        162,347
 *#Nakano Corp..........................    66,000         30,706
 *Nakayama Steel Works, Ltd.............   206,000        117,700
 Nemic-Lambda KK........................    26,484        191,094
 Neturen Co., Ltd., Tokyo...............    67,000        162,421
 New Japan Radio Co., Ltd...............    29,000        161,197
 Nichia Steel Works, Ltd................    64,900        128,725
 Nichias Corp...........................   237,000        450,728
 #Nichiban Co., Ltd.....................    58,000        133,502
 *Nichiboshin, Ltd......................     1,190            971
 Nichiha Corp...........................    64,980        438,097
 *#Nichimen Corp........................   442,000        245,325
 Nichimo Co., Ltd.......................    54,000         83,304
 *Nichimo Corp..........................    85,000         18,039
 #Nichireki Co., Ltd....................    44,000        120,671
 #Nichiro Corp..........................   289,000        254,761
 Nidec Tosok Corp.......................     3,000         16,969
 Nihon Dempa Kogyo Co., Ltd.............    28,000        313,562
 Nihon Inter Electronics Corp...........    11,000         17,777
 *Nihon Kentetsu Co., Ltd...............    27,000         23,801
 Nihon Kohden Corp......................    85,000        301,106
 Nihon Matai Co., Ltd...................    50,000         71,420
 Nihon Nohyaku Co., Ltd.................   103,000        112,656
 #Nihon Nosan Kogyo KK..................   201,000        269,061
 #Nihon Parkerizing Co., Ltd............    92,000        247,806
 Nihon Shokuh Kako Co., Ltd.............    26,000         31,196
 *Nihon Spindle Manufacturing Co.,
   Ltd..................................    56,000         54,850
 Nihon Tokushu Toryo Co., Ltd...........    35,000        105,987
 *Niigata Engineering Co., Ltd..........   142,000          1,159
 #Nikken Chemicals Co., Ltd.............   130,000        270,579
                                           SHARES       VALUE+
                                           ------       ------
 Nikkiso Co., Ltd.......................   107,000   $    379,913
 Nikko Co., Ltd., Akashi................    65,000        157,573
 *Nippei Toyama Corp....................    34,000         31,914
 #Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................   265,000        330,939
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................   101,000         51,112
 *#Nippon Carbon Co., Ltd...............   177,000         91,017
 #Nippon Ceramic Co., Ltd...............    32,000        192,760
 Nippon Chemical Industrial Co., Ltd....   131,000        182,843
 #Nippon Chemi-Con Corp.................   113,000        374,468
 *#Nippon Chemiphar Co., Ltd............    49,000        173,979
 Nippon Chutetsukan KK..................    44,000         38,069
 *Nippon Columbia Co., Ltd..............   134,000         98,437
 Nippon Concrete Industries Co., Ltd....    65,000         44,035
 Nippon Conlux Co., Ltd.................    63,000        262,254
 *Nippon Conveyor Co., Ltd..............    43,000         14,741
 Nippon Denko Co., Ltd..................   159,000        180,394
 #Nippon Densetsu Kogyo Co., Ltd........   118,000        447,863
 #Nippon Denwa Shisetu Co., Ltd.........    90,000        176,305
 Nippon Felt Co., Ltd...................    28,000         61,707
 #Nippon Fine Chemical Co., Ltd.........    40,000         98,274
 #Nippon Flour Mills Co., Ltd...........   186,000        368,918
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................   100,000         65,298
 Nippon Gas Co., Ltd....................    62,000        442,803
 *Nippon Hume Pipe Co., Ltd.............    43,000         55,805
 *Nippon Kakon Seishi Co., Ltd..........   132,000          1,077
 *#Nippon Kasei Chemical Co., Ltd.......   154,000        121,928
 *#Nippon Kinzoku Co., Ltd..............    93,000         50,100
 #Nippon Koei Co., Ltd., Tokyo..........   146,000        229,996
 Nippon Kokan Koji Corp.................    32,000         80,970
 #Nippon Konpo Unyu Soko Co., Ltd.......    59,000        413,190
 *Nippon Koshuha Steel Co., Ltd.........   151,000         55,463
 *Nippon Lace Co., Ltd..................    26,000          9,550
 Nippon Light Metal Co., Ltd............   570,000        437,334
 *#Nippon Metal Industry Co., Ltd.......   282,000        128,898
 Nippon Pillar Packing Co., Ltd.........    15,000         72,236
 Nippon Pipe Manufacturing Co., Ltd.....    35,000         58,850
 *Nippon Piston Ring Co., Ltd...........   133,000         70,563
 #Nippon Road Co., Ltd..................   147,000        158,381
 Nippon Seiki Co., Ltd..................    76,000        310,166
 *Nippon Seisen Co., Ltd................    39,000         49,341
 Nippon Sharyo, Ltd.....................   215,000        333,428
 Nippon Shinyaku Co., Ltd...............    73,000        325,927
 Nippon Signal Co., Ltd.................   109,000        237,546
 *Nippon Soda Co., Ltd..................   192,000        305,595
 *#Nippon Steel Chemical Co., Ltd.......   306,000        394,629
 Nippon Suisan Kaisha, Ltd..............   246,000        445,758
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................   152,000        132,751
 Nippon Systemware Co., Ltd.............    20,000        128,964
 Nippon Thompson Co., Ltd...............    77,000        280,937
 Nippon Tungsten Co., Ltd...............     3,000          3,453
 Nippon Unipac Holding..................         1          3,624
 *Nippon Valqua Industries, Ltd.........   119,000        130,155
 *Nippon Yakin Kogyo Co., Ltd...........   243,000         33,718
 Nippon Yusoki Co., Ltd.................    49,000         60,393
 #Nishimatsuya Chain Co., Ltd...........    20,400        497,033
 *Nishimatsuya New......................    10,200        240,607
 *Nissan Construction Co., Ltd..........    90,000            735
 *Nissan Diesel Motor Co., Ltd..........   284,000        185,447

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Nissan Shatai Co., Ltd.................   168,000   $    571,816
 *Nisseki House Industry Co., Ltd.......   260,000          2,122
 Nissha Printing Co., Ltd...............    81,000        518,998
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................   201,000        395,388
 Nisshin Fudosan Co., Ltd...............     9,000         66,114
 Nisshin Oil Mills, Ltd.................   196,000        415,949
 Nissho Electronics Corp................    23,000        188,108
 Nissin Corp............................   150,000        233,849
 Nissin Electric Co., Ltd...............   187,000        219,793
 Nissin Kogyo Co., Ltd..................    22,500        472,901
 Nissin Sugar Manufacturing Co., Ltd....    96,000        108,917
 Nissui Pharmaceutical Co., Ltd.........    13,000         52,100
 Nitsuko Corp...........................    75,000        200,180
 Nitta Corp.............................    42,000        300,649
 Nittetsu Mining Co., Ltd...............   147,000        226,772
 Nitto Boseki Co., Ltd..................   364,000        314,933
 Nitto Construction Co., Ltd............    49,000         77,990
 Nitto Electric Works, Ltd..............    67,000        380,076
 #Nitto Flour Milling Co., Ltd..........    54,000         98,731
 Nitto Kohki Co., Ltd...................    25,000        291,801
 Nitto Seiko Co., Ltd...................    56,000         66,278
 *Nitto Seimo Co., Ltd..................    32,000         11,492
 #Nittoc Construction Co., Ltd..........    61,000        156,340
 Noda Corp..............................     1,300          3,236
 Nohmi Bosai, Ltd.......................    59,000        224,895
 Nomura Co., Ltd........................     6,000         15,476
 O-M, Ltd...............................    46,000         28,535
 *#OKK Corp.............................   101,000         28,854
 OSG Corp...............................   133,000        385,381
 *Obayashi Road Corp....................    65,000         95,498
 Odakyu Construction Co., Ltd...........    29,000         57,756
 Odakyu Real Estate Co., Ltd............    58,000        108,885
 Ohki Corp..............................    73,000        112,019
 *Ohtsu Tire & Rubber Co., Ltd..........   126,000        200,547
 Oiles Corp.............................    30,000        453,985
 Okabe Co., Ltd.........................    39,000         82,129
 Okamoto Industries, Inc................   212,000        391,070
 *Oki Electric Cable Co., Ltd...........    56,000         83,190
 Okinawa Electric Power Co., Ltd........    20,000        422,805
 *Okuma and Howa Machinery, Ltd.........    69,000         38,861
 *Okuma Corp............................   163,000        187,593
 *Okura and Co., Ltd....................   128,000              0
 #Okura Industrial Co., Ltd.............    96,000        278,170
 Olympic Corp...........................    31,000        375,244
 *Ono Sokki Co., Ltd....................    43,000         57,560
 Organo Corp............................   101,000        291,834
 *Orient Watch Co., Ltd.................    12,000          2,840
 #Oriental Construction Co., Ltd........    39,000        130,196
 Oriental Yeast Co., Ltd................    34,000        174,003
 Origin Electric Co., Ltd...............    54,000        109,750
 Osaka Securities Finance Co., Ltd......    54,000         78,015
 Osaka Steel Co., Ltd...................    62,000        302,118
 Osaki Electric Co., Ltd................    56,000        159,980
 Oyo Corp...............................    47,000        321,479
 #P.S.C. Corp...........................    35,000        115,129
 PCA Corp...............................     3,000         20,324
 Pacific Industrial Co., Ltd............    78,000        165,531
 *Pacific Metals Co., Ltd...............   299,000        185,479
 #Parco Co., Ltd........................    82,000        331,976
 *Pasco Corp............................   111,500        322,173
 #Penta-Ocean Construction Co., Ltd.....   379,000        145,394
                                           SHARES       VALUE+
                                           ------       ------
 Pigeon Corp............................    37,000   $    256,401
 *Pilot Group Holdings Corp.............        32         77,574
 Pocket Card Co., Ltd...................    41,000        265,380
 *#Pokka Corp...........................    48,000         88,936
 Poplar Co., Ltd........................     6,600         55,218
 *Press Kogyo Co., Ltd..................   143,000         72,367
 *#Prima Meat Packers, Ltd..............   230,000         90,111
 Pulstec Industrial Co., Ltd............    21,200         89,116
 Q'Sai Co., Ltd.........................    42,000        118,614
 #Raito Kogyo Co., Ltd..................    84,900        161,463
 #Rasa Industries, Ltd..................   119,000        163,180
 Renown Look, Inc.......................    50,000        170,591
 *#Renown, Inc..........................   402,000        200,155
 Rheon Automatic Machinery Co., Ltd.....    40,000         94,356
 *Rhythm Watch Co., Ltd.................   344,000        221,818
 Ricoh Elemex Corp......................    11,000         28,282
 Ricoh Leasing Co., Ltd.................     4,000         47,178
 Right On Co., Ltd......................    21,000        236,542
 Riken Corp.............................   193,000        385,953
 Riken Keiki Co., Ltd...................    33,000        111,782
 #Riken Vinyl Industry Co., Ltd.........   123,000        307,211
 Riken Vitamin Co., Ltd.................    24,000        210,586
 Ringer Hut Co., Ltd....................    26,000        250,418
 #Rock Field Co., Ltd...................    14,000        229,686
 #Rohto Pharmaceutical Co., Ltd.........    56,000        413,206
 Roland Corp............................    26,400        247,591
 *Royal Co., Ltd........................    62,000        456,466
 *Ryobi, Ltd............................   238,000        264,196
 Ryoden Trading Co., Ltd................    80,000        195,241
 Ryoyo Electro Corp.....................    45,000        351,508
 #S Foods, Inc..........................    28,000        129,127
 S.T. Chemical Co., Ltd.................    48,000        309,121
 SMK Corp...............................   127,000        327,568
 SPC Electronic Corp....................    29,000        122,614
 SRL, Inc...............................    42,000        357,899
 *#SXL Corp.............................   148,000        108,721
 Saeki Kensetsu Kogyo Co., Ltd..........    71,000         41,726
 #Sagami Chain Co., Ltd.................    37,000        280,864
 Sagami Co., Ltd........................    60,000        180,713
 *Sailor Pen Co., Ltd...................    44,000         75,419
 Sakai Chemical Industry Co., Ltd.......   141,000        368,281
 Sakai Heavy Industries, Ltd............    60,000         62,686
 *Sakai Ovex Co., Ltd...................    85,000         31,221
 Sakata Inx Corp........................    92,000        210,260
 *Sakurada Co., Ltd.....................    38,000         24,503
 Sala Corp..............................    41,000        207,819
 San-Ai Oil Co., Ltd....................   118,000        289,907
 Sankei Building Co., Ltd...............    97,000        260,482
 #Sanki Engineering Co., Ltd............   105,000        511,652
 Sanko Co., Ltd.........................     2,000          6,122
 *Sanko Metal Industrial Co., Ltd.,
   Tokyo................................    54,000         35,702
 *Sankyo Aluminum Industry Co., Ltd.....   359,000        254,932
 *Sankyo Seiki Manufacturing Co., Ltd...    76,000        124,687
 Sankyo Seiko Co., Ltd..................    86,000        234,453
 *#Sankyu, Inc., Tokyo..................   415,000        281,149
 Sanoh Industrial Co., Ltd..............    53,000        171,742
 Sanshin Electronics Co., Ltd...........    51,000        184,410
 Sanwa Electric Co., Ltd................    17,000         18,732
 Sanyo Denki Co., Ltd...................    65,000        116,720
 Sanyo Engineering & Construction,
   Inc..................................     9,000         17,630

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Sanyo Industries, Ltd., Tokyo.........    48,000   $    144,178
 #Sanyo Special Steel Co., Ltd..........   339,000        254,565
 Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................   257,000        151,035
 *Sata Construction Co., Ltd., Gumma....    61,000         24,397
 Sato Shoji Corp........................    31,000         64,017
 Satori Electric Co., Ltd...............    10,400         42,698
 *Sawafugji Electric Co., Ltd...........    31,000         33,906
 Secom Techno Service Co., Ltd..........     9,000        142,513
 Seijo Corp.............................     8,000         74,179
 Seika Corp.............................   145,000        146,758
 *Seikitokyu Kogyo Co., Ltd.............    86,000         41,415
 *Seiko Corp............................   102,407        158,816
 Seirei Industry Co., Ltd...............    12,000          9,403
 #Seiren Co., Ltd.......................    81,000        234,706
 #Sekisui Jushi Co., Ltd................    85,000        232,420
 #Sekisui Plastics Co., Ltd.............   150,000        224,054
 Sekiwa Real Eastate, Ltd...............    16,000         62,033
 Senko Co., Ltd.........................   205,000        389,871
 Senshukai Co., Ltd.....................    70,000        316,533
 Shaddy Co., Ltd........................    27,000        263,796
 *#Shibaura Engineering Works Co.,
   Ltd..................................    71,000        170,379
 Shibusawa Warehouse Co., Ltd...........   119,000        217,573
 Shibuya Kogyo Co., Ltd.................    54,000        370,240
 *Shikibo, Ltd..........................   155,000         46,811
 #Shikoku Chemicals Corp................    89,000        289,124
 Shikoku Coca-Cola Bottling Co., Ltd....    31,000        258,091
 Shimizu Bank, Ltd......................    12,600        524,507
 *#Shimura Kako Co., Ltd................    55,000         39,505
 Shin Nippon Air Technologies Co.,
   Ltd..................................    37,180        115,927
 Shinagawa Fuel Co., Ltd................   160,000        543,280
 Shinagawa Refractories Co., Ltd........   116,000        134,449
 #Shindengen Electric Manufacturing Co.,
   Ltd..................................   106,000        186,883
 Shin-Etsu Polymer Co., Ltd.............   111,000        480,186
 #Shinkawa, Ltd.........................    21,000        389,095
 Shin-Keisei Electric Railway Co.,
   Ltd..................................    32,000         84,888
 Shinki Co., Ltd........................    61,000        206,130
 *#Shinko Electric Co., Ltd.............   257,000        385,977
 Shinko Shoji Co., Ltd..................    41,000        148,586
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................    71,000        223,115
 *Shinmaywa Industries, Ltd.............   168,000        213,917
 *Shinsho Corp..........................   110,000         96,968
 *Shinwa Kaiun Kaisha, Ltd..............   238,000        102,959
 *Shinyei Kaisha........................    54,000         35,702
 Shiroki Co., Ltd.......................   132,000        244,574
 #Sho-Bond Corp.........................    39,100        247,337
 Shobunsha Publications, Inc............    25,000        274,864
 *#Shochiku Co., Ltd....................    99,000        513,929
 Shoei Co., Ltd.........................     6,000         62,196
 Shoko Co., Ltd.........................   156,000        162,984
 Shokusan Bank, Ltd.....................    52,000        136,669
 *Shokusan Jutaku Sogo Co., Ltd.........   204,000          1,665
 Showa Aircraft Industry Co., Ltd.......    22,000         38,787
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................   313,000        168,616
 #Showa Highpolymer Co., Ltd............    79,000        162,494
 Showa Mining Co., Ltd..................     8,000          5,877
 #Showa Sangyo Co., Ltd.................   282,000        506,387
 Showa Tansan Co., Ltd..................     9,000         20,055
                                           SHARES       VALUE+
                                           ------       ------
 Siix Corp..............................     6,000   $     81,786
 *#Silver Seiko, Ltd....................    87,000         35,506
 Sintokogio, Ltd., Nagoya...............   108,000        209,803
 *Snow Brand Milk Products Co., Ltd.....   112,500        161,613
 Snow Brand Seed Co., Ltd...............     4,000          9,795
 Soda Nikka Co., Ltd....................    35,000         47,994
 *Sodick Co., Ltd.......................    64,000        104,477
 #Sogo Medical Co., Ltd.................     8,800        114,853
 *Sokkisha Co., Ltd.....................    40,000         34,934
 Sonton Food Industry Co., Ltd..........    15,000         99,172
 Sotetsu Rosen Co., Ltd.................    44,000        193,935
 Sotoh Co., Ltd.........................    12,000         69,542
 Star Micronics Co., Ltd................    59,000        261,976
 Stella Chemifa Corp....................    14,000        204,546
 Subaru Enterprise Co., Ltd.............    36,000         97,262
 Sumida Corp............................    16,000        367,628
 *#Suminoe Textile Co., Ltd.............   142,000        132,131
 *Sumitomo Coal Mining Co., Ltd.........    90,500         22,899
 *#Sumitomo Construction Co., Ltd.......   214,000         78,603
 #Sumitomo Densetsu Co., Ltd............    50,700        153,530
 *Sumitomo Heavy Industries, Ltd........   618,000        388,409
 *Sumitomo Light Metal Industries,
   Ltd..................................   493,000        249,488
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................    78,000        190,360
 #Sumitomo Seika Chemicals Co., Ltd.....   102,000        188,989
 *#Sumitomo Special Metals Co., Ltd.....    76,000        369,098
 Sumitomo Warehouse Co., Ltd............   203,000        442,403
 Sun Wave Corp..........................    88,000        112,052
 Sun-S, Inc.............................    56,300        325,811
 SunTelephone Co., Ltd..................    65,000        137,412
 Suruga Corp............................    11,000        114,476
 *Suzutan Co., Ltd......................    62,000         18,218
 #Sysmex Corp...........................    23,700        492,319
 T.Hasegawa Co., Ltd....................    18,000        220,969
 TKC Corp...............................     5,400         62,632
 TOC Co., Ltd...........................    80,000        368,934
 TYK Corp...............................    67,000        117,577
 Tabai Espec Corp.......................    34,000        122,385
 Tachihi Enterprise Co., Ltd............    17,000        278,905
 Tachikawa Corp.........................    14,000         46,851
 Tachi-S Co., Ltd.......................    16,000         59,421
 Tadano, Ltd............................   206,000        314,427
 Taihei Dengyo Kaisha, Ltd..............    66,000        152,993
 #Taihei Kogyo Co., Ltd.................   114,000         68,857
 *Taiheiyo Kouhatsu, Inc................    90,000         29,384
 Taiho Kogyo Co., Ltd...................    30,000        244,623
 Taikisha, Ltd..........................    97,000        829,743
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................   118,000            963
 *Taisei Prefab Construction Co., Ltd...   134,000         94,062
 #Taisei Rotec Corp.....................   127,000        161,711
 #Taito Co., Ltd........................    70,000        125,128
 #Taiyo Toyo Sanso Co., Ltd.............   232,000        454,475
 Takada Kiko Co., Ltd...................    31,000        103,489
 Takagi Securities Co., Ltd.............    94,000         88,234
 Takamatsu Corp.........................    19,500        162,347
 Takano Co., Ltd........................    15,000         90,601
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................   156,000         89,132
 *Taka-Q Co., Ltd.......................    69,500         39,709
 Takara Printing Co., Ltd...............     6,000         25,221
 *Takarabune Corp.......................    52,000         19,524

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Takasago Electric Industry Co., Ltd....    22,000   $    145,452
 Takasago International Corp............   136,000        408,505
 *Takashima & Co., Ltd..................    60,000         34,282
 Takigami Steel Construction Co., Ltd...    18,000         44,076
 #Takiron Co., Ltd......................   140,000        261,682
 Tamura Corp............................   112,000        203,861
 *#Tamura Electric Works, Ltd...........    74,000         97,245
 Tanseisha Co., Ltd.....................    26,000         82,129
 Tasaki Shinju Co., Ltd.................    53,000        132,808
 *Tateho Chemical Industries Co., Ltd...    26,500         47,586
 *Tatsuta Electric Wire & Cable Co.,
   Ltd..................................   106,000         83,924
 Taya Co., Ltd..........................     5,000         39,587
 *#Tayca Corp...........................    74,000        114,157
 *Teac Corp.............................   109,000        123,666
 Techno Ryowa, Ltd......................    16,400         40,962
 Tecmo, Ltd.............................    22,000        182,982
 Teijin Seiki Co., Ltd..................   138,000        246,680
 #Teikoku Hormone Manufacturing Co.,
   Ltd..................................    33,000        155,687
 Teikoku Piston Ring Co., Ltd...........    42,000         99,416
 Teikoku Sen-I Co., Ltd.................    39,000         96,453
 Teikoku Tsushin Kogyo Co., Ltd.........    73,000        206,758
 #Tekken Corp...........................   274,000        205,754
 *Ten Allied Co., Ltd...................    37,000        119,291
 Tenma Corp.............................    50,000        458,719
 Teraoka Seisakusho Co., Ltd............    13,000         50,508
 Tetra Co., Ltd., Tokyo.................    41,000         56,222
 #The Daito Bank, Ltd...................   114,000        286,593
 Thermal Engineering Co., Ltd...........     1,000          3,771
 Tigers Polymer Corp....................    16,000         44,142
 *Titan Kogyo KK........................    36,000         24,095
 #Toa Corp..............................   293,000        255,895
 #Toa Doro Kogyo Co., Ltd...............    85,000        135,983
 Toa Oil Co., Ltd.......................    67,000         59,062
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................    73,000         16,088
 Toagosei Co., Ltd......................   292,719        353,609
 *Tobu Store Co., Ltd...................    71,000        110,109
 #Tochigi Bank, Ltd.....................    76,000        411,280
 Tochigi Fuji Industrial Co., Ltd.......    51,000         97,825
 #Toda Kogyo Corp.......................    88,000        290,903
 #Todentu Corp..........................    57,000         89,328
 Toenec Corp............................   101,000        312,443
 Tohcello Co., Ltd......................     8,000         12,080
 Toho Co., Ltd..........................    35,000        243,684
 Toho Real Estate Co., Ltd..............    98,000        323,160
 Toho Titanium Co., Ltd.................    44,000        247,447
 #Toho Zinc Co., Ltd....................   205,000        200,792
 Tohoku Bank, Ltd.......................    63,000        103,873
 Tohoku Misawa Homes Co., Ltd...........    24,000         90,699
 Tohoku Pioneer Corp....................    26,800        334,685
 *Tohpe Corp............................    36,000         17,630
 Tohto Suisan Co., Ltd..................    54,000         75,811
 Tokai Carbon Co., Ltd..................   275,000        417,500
 Tokai Corp.............................   108,000        409,027
 *Tokai Kanko Co., Ltd..................   333,000         62,515
 #Tokai Pulp Co., Ltd...................    88,000        280,847
 *Tokai Senko KK, Nagoya................    47,000         28,772
 Tokai Tokyo Securities Co., Ltd........   366,250        406,562
 #Tokico, Ltd...........................   189,000        513,708
 *Tokimec, Inc..........................   119,000         68,963
                                           SHARES       VALUE+
                                           ------       ------
 *#Tokin Corp...........................    86,000   $    357,997
 Toko Electric Corp.....................    39,000         56,026
 *Toko, Inc.............................   129,000        250,598
 Tokushima Bank, Ltd....................    61,200        338,682
 #Tokushu Paper Manufacturing Co.,
   Ltd..................................   119,000        371,040
 Tokyo Biso Kogyo Corp..................     5,000         21,997
 Tokyo Denki Komusho Co., Ltd...........    57,000        163,768
 Tokyo Denpa Co., Ltd...................    11,000         95,172
 *Tokyo Dome Corp.......................   113,000        231,506
 Tokyo Kikai Seisakusho, Ltd............   132,000        246,729
 Tokyo Leasing Co., Ltd.................    86,000        624,740
 Tokyo Nissan Auto Sales Co., Ltd.......    97,000        191,601
 #Tokyo Rakutenchi Co., Ltd.............    92,000        274,840
 *Tokyo Rope Manufacturing Co., Ltd.....   286,000        107,383
 Tokyo Sangyo Co., Ltd..................    36,500         84,014
 Tokyo Steel Manufacturing Co., Ltd.....    77,400        247,018
 #Tokyo Tatemono Co., Ltd...............   244,000        370,436
 *Tokyo Tekko Co., Ltd..................    67,000         79,843
 Tokyo Theatres Co., Inc., Tokyo........   116,000         78,586
 *Tokyo Tomin Bank, Ltd.................    45,200        351,225
 Tokyo Tungsten Corp....................    32,200        310,133
 Tokyotokeiba Co., Ltd..................   422,000        378,892
 #Tokyu Community Corp..................    19,000        212,619
 *#Tokyu Construction Co., Ltd..........   579,000        288,283
 *Tokyu Department Store Co., Ltd.......   406,000        235,285
 Tokyu Livable Inc......................    12,000         74,930
 Tokyu Recreation Corp..................    32,000        155,410
 Tokyu Store Chain Corp.................   175,000        524,221
 *Tokyu Tourist Corp....................    92,000         51,814
 Toli Corp..............................   101,000        114,590
 Tomato Bank, Ltd.......................   128,000        301,938
 Tomen Electronics Corp.................    10,000        208,138
 Tomoe Corp.............................    56,000         74,048
 *#Tomoegawa Paper Co., Ltd.............    55,000        127,495
 #Tomoku Co., Ltd.......................   185,000        280,864
 #Tomy Co., Ltd.........................    27,000        233,604
 Tonami Transportation Co., Ltd.........   173,000        364,314
 Topcon Corp............................    68,000        146,529
 Topre Corp.............................    85,000        297,637
 Topy Industries, Ltd...................   325,000        472,187
 #Torigoe Co., Ltd......................    35,000        108,272
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................    45,000        159,409
 Tose Co., Ltd..........................     6,100         49,541
 *Toshiba Ceramics Co., Ltd.............   350,000        717,055
 *#Toshiba Engineering & Construction
   Co., Ltd.............................   101,000        155,809
 *#Toshiba Machine Co., Ltd.............   294,000        580,729
 Toshiba Tungaloy Co., Ltd..............   124,000        260,115
 Tosho Printing Co., Ltd................    94,000        183,373
 *Totenko Co., Ltd......................    35,000         64,849
 Totetsu Kogyo Co., Ltd.................    53,000         83,924
 *Totoku Electric Co., Ltd., Tokyo......    62,000         46,558
 Tottori Bank, Ltd......................   127,000        388,728
 *Towa Corp.............................    28,000        206,375
 Towa Meccs Corp........................    75,000         38,567
 *#Towa Real Estate Development Co.,
   Ltd..................................   160,000         44,403
 Toyo Bussan Co., Ltd...................    11,000         53,332
 *#Toyo Communication Equipment Co.,
   Ltd..................................    79,000        208,276

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Toyo Construction Co., Ltd...........   290,000   $     94,682
 *Toyo Electric Co., Ltd................    67,000         57,422
 *#Toyo Engineering Corp................   473,000        505,758
 *Toyo Kanetsu KK.......................   206,000        119,381
 Toyo Kohan Co., Ltd....................   140,000        331,388
 Toyo Radiator Co., Ltd.................   104,000        215,614
 Toyo Securities Co., Ltd...............   113,000        139,273
 *#Toyo Shutter Co., Ltd................    77,000         15,712
 *Toyo Sugar Refining Co., Ltd..........    60,000         26,935
 Toyo Tire & Rubber Co., Ltd............   307,000        541,256
 *Toyo Umpanki Co., Ltd.................   146,000        196,629
 Toyo Wharf & Warehouse Co., Ltd........   118,000        144,472
 #Trusco Nakayama Corp..................    36,000        447,814
 Tsubaki Nakashima Co., Ltd.............    47,000        265,469
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................    44,000         48,484
 *Tsudakoma Corp........................   101,000        129,429
 *#Tsugami Corp.........................   124,000        122,467
 *Tsukamoto Co., Ltd....................    44,000         26,935
 Tsukishima Kikai Co., Ltd..............    60,000        278,660
 *Tsumura & Co..........................    91,000        802,187
 Tsurumi Manufacturing Co., Ltd.........    42,000        173,464
 Tsutsumi Jewelry Co., Ltd..............    24,800        623,466
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................    71,000        170,379
 *Tsuzuki Denki Co., Ltd................     5,000          7,428
 U-Shin, Ltd............................    38,000        105,767
 Ube Material Industries, Ltd...........    16,000         15,149
 Uchida Yoko Co., Ltd...................    72,000        142,219
 Ueki Corp..............................    47,000         66,751
 Unicafe, Inc...........................     4,200         47,651
 #Uniden Corp...........................    76,000        543,411
 Unimat Offisco Corp....................    27,700        296,184
 *#Unitika, Ltd.........................   699,000        251,039
 *Utoc Corp.............................    68,000         43,293
 Wakachiku Construction Co., Ltd........   194,000        104,510
 #Wakamoto Pharmaceutical Co., Ltd......    48,000        113,619
 Wakodo Co., Ltd........................     2,000         48,647
 Warabeya Nichiyo Co., Ltd..............     6,000         33,351
 Xebio Co., Ltd.........................    12,000        210,586
 #Yahagi Construction Co., Ltd..........    59,000        177,219
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................    14,000         93,703
 Yamaichi Electronics Co., Ltd..........    21,000        236,542
 Yamamura Glass Co., Ltd................   213,000        272,954
 *Yamatane Corp.........................   131,000         56,671
 Yamatane Securities Co., Ltd...........   255,000        328,858
 Yamato Corp............................    36,000        117,830
 Yamato International, Inc..............    43,000         53,349
 Yamato Kogyo Co., Ltd..................   130,000        527,364
 Yamaura Corp...........................    19,000         46,060
 Yamazen Co., Ltd.......................   140,000        183,977
 Yaoko Co., Ltd.........................    29,000        420,153
 Yasuda Warehouse Co., Ltd..............    18,000         55,683
 Yellow Hat, Ltd., Tokyo................    44,000        312,451
 Yodogawa Steel Works, Ltd..............   264,000        635,677
 Yokogawa Bridge Corp...................    70,400        259,730
 *Yokohama Matsuzakaya, Ltd.............    27,000         11,019
                                           SHARES       VALUE+
                                           ------       ------
 Yokohama Reito Co., Ltd................   111,000   $    448,476
 Yokowo Co., Ltd........................    28,000        166,608
 Yomeishu Seizo Co., Ltd................    46,000        304,126
 Yomiuri Land Co., Ltd..................   157,000        452,361
 #Yondenko Corp.........................    58,800        213,094
 Yonekyu Corp...........................    41,500        311,635
 Yonex Co., Ltd.........................    19,000         62,498
 Yorozu Corp............................    26,800         82,031
 Yoshihara Oil Mill, Ltd................    36,000         64,645
 Yoshimoto Kogyo Co., Ltd...............    60,000        478,472
 *#Yuasa Corp...........................   260,000        282,251
 Yuasa Funashoku Co., Ltd...............    33,000         40,403
 *#Yuasa Trading Co., Ltd...............   174,000         90,895
 *Yuken Kogyo Co., Ltd..................    60,000         34,771
 Yuki Gosei Kogyo Co., Ltd..............    14,000         29,825
 Yukiguni Maitake Co., Ltd..............    26,000        116,296
 *Yuraku Real Estate Co., Ltd...........    39,000         51,888
 #Yurtec Corp...........................   119,000        343,844
 #Yushin Precision Equipment Co., Ltd...    15,000        244,868
 Yushiro Chemical Industry Co., Ltd.....    10,000         49,790
 Zenchiku Co., Ltd......................   126,000        134,726
 Zenrin Co., Ltd........................    49,600        314,567
 Zensho Co., Ltd........................    17,000        305,269
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $422,946,842)...................              189,031,331
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,985).......................                   10,920
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Warrants 01/30/04
   (Cost $0)............................     3,950              0
                                                     ------------
TOTAL -- JAPAN
  (Cost $422,957,827)...................              189,042,251
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $5,280,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $5,227,200) to be
   repurchased at $5,149,519
   (Cost $5,149,000)....................  $  5,149      5,149,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $428,106,827)++.................             $194,191,251
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $430,978,629.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
AUSTRALIA -- (31.4%)
COMMON STOCKS -- (31.3%)
 *A.I., Ltd.............................      129,195   $     11,242
 A.P. Eagers, Ltd.......................       23,939         66,658
 ABC Learning...........................      133,000        191,889
 ADCorp Australia, Ltd..................      109,324         57,077
 ARB Corporation, Ltd...................      116,670        157,849
 Abigroup, Ltd..........................      129,710        150,005
 Adelaide Bank, Ltd.....................      116,153        480,577
 Adelaide Brighton, Ltd.................      876,359        526,419
 #Adsteam Marine, Ltd...................      434,628        429,433
 Adtrans Group, Ltd.....................       29,000         43,957
 *Agenix, Ltd...........................      149,379         25,577
 Alesco Corp., Ltd......................       81,261        177,915
 *Allstate Explorations NL..............       49,087          3,445
 Altium.................................      162,100        105,562
 Amalgamated Holdings, Ltd..............      266,483        372,507
 *Amity Oil NL..........................      222,481         69,943
 *Amrad Corp., Ltd......................      135,523         31,193
 *Anaconda Nickel NL....................      500,170         54,754
 *Anateus Energy, Ltd...................      193,687         10,112
 #Aquarius Platinum (Australia), Ltd....       44,452        207,625
 *Argonaut Resources NL.................        2,844            176
 *Ariadne Australia, Ltd................      270,353         33,390
 *Aspen Group, Ltd......................       15,795          1,507
 Atlas Pacific, Ltd.....................       82,585         17,618
 *AuIron Energy, Ltd....................      260,290         11,544
 *Aurora Gold, Ltd......................      226,812         26,103
 Ausdrill, Ltd..........................      103,961         22,761
 Ausmelt, Ltd...........................       36,118         16,424
 Austal, Ltd............................      356,800        224,341
 *Austar United Communications, Ltd.....      440,796         40,831
 *Austral Coal, Ltd.....................      285,300         92,896
 Australand Holdings, Ltd...............      300,000        232,416
 *#Australian Magnesium Corp., Ltd......      332,383         82,103
 Australian Pharmaceutical Industries,
   Ltd..................................      287,700        442,543
 Australian Pipeline Trust..............      124,100        176,262
 Australian Provincial Newspaper
   Holdings, Ltd........................            1              2
 *Australian Resources, Ltd.............      141,446         18,263
 *Australian Worldwide Exploration,
   Ltd..................................      308,100        153,938
 *Autron Corporation, Ltd...............      989,247        105,517
 Bank of Queensland, Ltd................      139,752        545,266
 Beach Petroleum NL.....................    1,785,506        320,757
 *Beaconsfield Gold NL..................       89,078         10,252
 *Bendigo Mining NL.....................    1,712,123        264,322
 *Beyond International, Ltd.............       61,256         13,755
 *Biota Holdings, Ltd...................       97,808         26,631
 Blackmores, Ltd........................       27,894         95,523
 *Bligh Oil & Minerals NL Issue 00......      602,266         33,473
 *Brandrill, Ltd........................       97,929          9,621
 #Brazin, Ltd...........................       98,875        106,019
 Bridgestone Australia, Ltd.............       49,000         50,065
 Bristile, Ltd..........................      276,832        393,190
 *#Burns, Philp & Co., Ltd..............    1,079,004        345,274
 #Burswood, Ltd.........................      759,819        281,527
 Cabcharge Austalia, Ltd................      196,800        351,332
 *#Caltex Australia, Ltd................      499,500        616,912
                                            SHARES         VALUE+
                                            ------         ------
 Campbell Brothers, Ltd.................       80,453   $    205,955
 *Cape Range, Ltd.......................      619,912         10,788
 Casinos Austria International, Ltd.....      258,299         84,104
 Cedar Woods Properties, Ltd............       50,913         20,007
 Cellnet Telecommunications Group,
   Ltd..................................       91,100         50,120
 *Centamin Egypt, Ltd...................      996,437        131,457
 *#Centaur Mining & Exploration, Ltd....       62,058         16,723
 Centennial Coal, Ltd...................      428,569        560,586
 Central Equity, Ltd....................      129,405        119,867
 Centro Properties, Ltd.................        5,513         12,008
 *Charter Pacific Corp., Ltd............       72,823         16,353
 *Chemeq, Ltd...........................      120,000        248,584
 *Circadian Technologies, Ltd...........       40,370         31,502
 Citect Corp., Ltd......................      109,822        141,802
 *Clifford Corp., Ltd...................      161,750              0
 Clough, Ltd............................      808,641        222,442
 Coates Hire, Ltd.......................      451,091        519,139
 Collection House, Ltd..................      176,200        295,762
 #Colorado Group, Ltd...................      128,893        204,053
 Consolidated Manufacturing Industries,
   Ltd..................................       32,784         29,079
 Consolidated Minerals, Ltd.............      233,983         81,441
 *Consolidated Paper Industries, Ltd....       68,585         33,883
 *Coplex Resources NL...................      231,400         11,691
 Coventry Group, Ltd....................       63,616        149,282
 Crane Group, Ltd.......................      105,299        478,231
 *Croesus Mining NL.....................      798,235        367,460
 *Cudgen RZ, Ltd........................       36,650          3,909
 *Dalrymple Resources NL................       75,462         75,407
 Danks Holdings, Ltd....................       10,425         56,067
 Davnet, Ltd............................      181,293         64,119
 *Denehurst, Ltd........................       95,000          3,893
 Devine, Ltd............................      168,183         40,599
 *Diamin Resources NL...................      212,131         10,718
 *Dominion Mining, Ltd..................      168,015         58,480
 Downer Group, Ltd......................      383,159        114,004
 *Easycall International, Ltd...........      177,300          5,425
 *Ecorp, Ltd............................    1,301,988        277,751
 *Emporer Mines, Ltd....................      120,600         41,976
 Energy Developments, Ltd...............      164,549        211,542
 *Energy World Corp., Ltd...............      325,630          5,850
 Envestra, Ltd..........................      300,200        158,418
 Environmental Solutions International,
   Ltd..................................       67,364         10,778
 Equigold NL............................      225,700        103,899
 FKP, Ltd...............................      142,602        116,080
 Fantastic Holdings, Ltd................      121,000        131,102
 Fleetwood Corp., Ltd...................       45,767         73,739
 *Forest Place Group, Ltd...............       85,192         11,956
 Freedom Group, Ltd.....................      196,495        217,312
 Futuris Corp., Ltd.....................      316,000        234,167
 GRD NL.................................      379,594        213,101
 GUD Holdings, Ltd......................      114,428        240,896
 GWA International, Ltd.................      415,102        577,926
 Gazal Corp., Ltd.......................       71,177         86,310
 *Geo2 Limited..........................       25,261          5,531
 *Gold Aura.............................        2,635            174
 *Golden West Refining Corp., Ltd.......       17,330          3,502

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Goldstream Mining NL..................       90,901   $     34,701
 Gowing Bros., Ltd......................       55,880         58,977
 Gowing Retail, Ltd.....................        3,796          1,279
 *Gradipore, Ltd........................       86,855         44,859
 #Graincorp, Ltd. Series A..............       74,500        401,925
 #Grand Hotel Group.....................      369,971        120,465
 Great Southern Plantations, Ltd........      345,000        118,145
 *Green's Foods, Ltd....................       66,082         18,920
 Gunns, Ltd.............................       83,239        397,202
 *Gympie Gold, Ltd......................      289,330        125,069
 *HIH Insurance, Ltd....................      791,605         77,770
 Hamilton Island, Ltd...................       52,600         78,252
 Hancock and Gore, Ltd..................       60,638         43,233
 *Hardman Resources NL..................      717,859        221,650
 *Hartleys, Ltd.........................       84,981         18,129
 *Health Communication Network, Ltd.....      106,000         31,539
 Healthscope, Ltd.......................      127,373        155,168
 Henry Walker Group, Ltd................      287,948        140,637
 *Herald Resources, Ltd.................       69,910         16,876
 Hills Industries, Ltd..................      247,400        427,775
 Housewares International, Ltd..........      265,942        288,144
 *Hutchison Telecommunications
   (Australia), Ltd.....................    1,255,400        162,097
 IInet, Ltd.............................       65,200         34,773
 ION, Ltd...............................      342,085        391,769
 Infomedia, Ltd.........................      598,900        292,509
 Institute of Drug Technology Australia,
   Ltd..................................       44,372         58,539
 *Intellect Holdings, Ltd...............      403,028         65,614
 *Ixla, Ltd.............................       89,921          1,161
 Jones (David), Ltd.....................      767,972        461,312
 Jubilee Gold Mines NL..................      224,549        179,005
 KTS Corp., Ltd.........................       43,000         66,626
 Kaz Group, Ltd.........................    1,495,748        188,932
 *Keycorp, Ltd..........................       67,609         44,787
 *Kidston Gold Mines, Ltd...............       49,260          6,222
 *Kimberley Diamond Co. NL..............      182,966         48,276
 Kingsgate Consolidated NL..............      132,456        232,745
 *Kresta Holdings, Ltd..................       56,700          6,048
 Lemarne Corp., Ltd.....................       20,790         22,059
 *MYOB, Ltd.............................      463,100        155,988
 *MacMahon Holdings, Ltd................      192,179         21,038
 Magellan Petroleum Australia, Ltd......       32,760         29,426
 Maryborough Sugar Factory, Ltd.........          600          2,088
 *Matrix Oil NL.........................      557,000         13,759
 Maxi-Cube, Ltd.........................      149,412         23,905
 McConnell Dowell Corp., Ltd............       62,776         49,339
 McGuigan (Brian) Wines, Ltd............      241,677        651,241
 McPherson's, Ltd.......................       63,412         78,674
 *Metal Storm, Ltd......................      406,669        118,716
 Mia Group, Ltd.........................      237,000         90,474
 *Micromedical Industries, Ltd..........      237,161        117,163
 #Miller's Retail, Ltd..................      439,290        434,040
 Monadelphous Group, Ltd................       18,988         31,339
 *Mosaic Oil NL.........................      387,324         31,529
 *Namoi Cotton Cooperative, Ltd.........      135,353         21,276
 National Can Industries, Ltd...........       97,017         55,009
 Neverfail Springwater, Ltd.............      159,496        201,464
 *New Lifecare Health, Ltd..............        4,032            190
 *New Tel, Ltd..........................      118,238          3,053
 *Normans Wine, Ltd.....................       35,848          2,214
 *Novogen, Ltd..........................      176,419        205,013
                                            SHARES         VALUE+
                                            ------         ------
 *Novus Petroleum, Ltd..................      339,634   $    196,387
 Nufarm, Ltd............................      391,902        706,233
 OPSM Protector, Ltd....................      264,309        504,494
 Oamps, Ltd.............................      130,371        166,871
 Oil Company of Australia, Ltd..........       51,800         93,056
 *Orbital Engine Corp., Ltd.............      537,358         54,300
 Oroton International, Ltd..............       38,427         97,077
 *Oxiana Resources NL...................      982,000        201,219
 *PMP Communications, Ltd...............      821,871        205,319
 Pacific Group, Ltd.....................      279,219        584,681
 Pacific Hydro, Ltd.....................      364,003        617,131
 *Pan Pacific Petroleum NL..............      327,800         23,003
 Pan Pharmaceuticals, Ltd...............      322,766        251,865
 *Payce Consolidated, Ltd...............       18,000         10,004
 *Peptide Technology, Ltd...............      281,015        130,940
 *Perilya Mines NL......................      263,500         71,744
 Permanent Trustee Co., Ltd.............       20,052         95,122
 Peter Lehmann Wines, Ltd...............       35,586         69,722
 *Petsec Energy, Ltd....................       97,992         13,203
 *Pima Mining NL........................      656,061         40,514
 *Plantcorp NL..........................        4,329              0
 Plaspak Group, Ltd.....................       91,050         52,137
 *Polartechnics, Ltd....................       43,405         43,861
 *Port Douglas Reef Resorts, Ltd........      251,655         14,128
 Portman Mining, Ltd....................      318,890        204,085
 *Precious Metals Australia, Ltd........       10,606            435
 *Preston Resources NL..................       64,000          9,701
 Primary Health Care, Ltd...............      184,843        306,119
 Prime Television, Ltd..................      172,440        166,507
 *Progen Industries, Ltd................       24,788         11,341
 *Programmed Maintenance Service,
   Ltd..................................      114,000        129,917
 Queensland Cotton Holdings, Ltd........       39,866         67,589
 *Quiktrak Networks, Ltd................      740,124         11,218
 Ramsay Health Care, Ltd................      177,900        356,541
 Raptis Group, Ltd......................       12,000          1,650
 Rebel Sport, Ltd.......................       88,284        107,549
 Reece Australia, Ltd...................      160,500        572,156
 *Reinsurance Australia Corp., Ltd......      399,993         37,051
 *Resolute Mining, Ltd..................      287,264         96,760
 Ridley Corp., Ltd......................      580,583        449,789
 *Roc Oil Co., Ltd......................      200,700        164,500
 Rock Building Society, Ltd.............       11,373         20,303
 Rural Press, Ltd.......................      219,756        610,677
 SPC, Ltd...............................      323,082        223,092
 Sabre Group, Ltd.......................       40,702         39,530
 Schaffer Corp., Ltd....................       33,766        232,779
 Select Harvests, Ltd...................       43,099         78,635
 Servcorp, Ltd..........................      156,000        126,987
 #Sigma Co., Ltd........................       69,800        172,414
 *Silex System, Ltd.....................      235,100         72,591
 #Simsmetal, Ltd........................      168,578        685,180
 Singleton Group, Ltd...................      228,620        369,634
 Skilled Engineering, Ltd...............      136,072        122,223
 *Solution 6 Holdings, Ltd..............      402,138         85,787
 #Southern Cross Broadcasting
   (Australia), Ltd.....................      139,702        682,319
 *Southern Pacific Petroleum NL.........      698,740        109,835
 Southern Star Group, Ltd...............      187,907         58,019
 *Spectrum Network Systems, Ltd. Series
   B....................................    1,338,446         44,332
 *St. Barbara Mines, Ltd................      375,500         24,242

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Star Games, Ltd.......................      132,410   $     86,970
 *Straits Resources, Ltd................       56,534         11,743
 *Strategic Minerals Corp. NL...........      358,100         41,212
 *Striker Resources NL..................      349,594         13,738
 Sunland Group, Ltd.....................       75,095         22,765
 Sydney Aquarium, Ltd...................       24,135         57,448
 *Symex Holdings, Ltd...................      163,000         75,951
 Tab Queensland, Ltd....................      187,300        479,477
 Tandou, Ltd............................        3,410          2,201
 *Tap Oil, Ltd..........................      193,100        160,439
 *Tassal, Ltd...........................       96,243         14,318
 Technology One, Ltd....................      587,800         97,346
 Tempo Service, Ltd.....................      184,359        193,540
 Thakral Holdings Group.................    1,304,383        454,007
 The Gribbles Group, Ltd................      780,300        249,690
 Ticor, Ltd.............................      455,148        370,498
 Timbercorp, Ltd........................      250,258         77,271
 *Titan Resources NL....................       50,000          3,509
 *Tooth & Co., Ltd......................      153,000         15,890
 Transfield Services, Ltd...............      238,000        354,069
 Triako Resources, Ltd..................        5,400          4,244
 Troy Resources NL......................       72,048         68,356
 United Construction Group, Ltd.........      138,399        202,009
 *Valdera Resources, Ltd................        5,531            206
 *VeCommerce, Ltd.......................       13,680          9,216
 *Victoria Petroleum NL.................      347,973          3,516
 Villa World, Ltd.......................      134,700         52,934
 *#Village Roadshow, Ltd................      436,313        328,222
 *Virotec International NL..............      142,891         21,258
 Vision Systems, Ltd....................      300,353        171,988
 Volante Group, Ltd.....................      125,700         78,329
 *Vos Industries, Ltd...................        2,724            222
 Waterco, Ltd...........................       22,304         18,156
 Watpac, Ltd............................      122,796         24,817
 Wattyl, Ltd............................      156,801        271,122
 *Webster, Ltd..........................       33,551          8,570
 *Western Metals, Ltd...................      385,787          5,631
 White (Joe) Maltings, Ltd..............       30,003         54,741
 Wide Bay Capricorn Building Society,
   Ltd..................................       26,958         92,317
 *Williams (R.M.) Holdings, Ltd.........       24,075         13,515
 *Yates, Ltd............................       60,281          3,723
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $51,793,130)....................                  37,863,042
                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $63,483).......................                      63,977
                                                        ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................       55,477         23,981
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Engine Components, Ltd.
   Options 12/31/02.....................       11,369              6
 *Amity Oil, Ltd. Options 09/04/04......       55,621          3,903
 *Argonaut Resources NL Options
   06/30/07.............................        8,532            101
 *Australian Magnesium Corp., Ltd.
   Options 07/31/05.....................       13,346            543
 *Axon Instruments, Inc. Options Open
   Pay Date.............................       16,148              0
                                            SHARES         VALUE+
                                            ------         ------
 *Beach Petroleum NL Options 05/31/05...       13,275   $          0
 *Central Equity, Ltd. Options
   04/30/05.............................        6,162             86
 *Didasko, Ltd. Options 11/30/02........        1,310              1
 *Quantum Resources, Ltd. Rights
   12/20/02.............................      115,007              0
 *Quiktrak Networks, Ltd. Options
   12/31/04.............................      158,598            356
 *Quiktrak Networks, Ltd. Warrants
   12/31/04.............................      185,031              0
 *Striker Resources NL Rights 12/11/02..      116,531              0
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                       4,996
                                                        ------------
TOTAL -- AUSTRALIA
  (Cost $51,916,680)....................                  37,955,996
                                                        ------------
HONG KONG -- (27.9%)
COMMON STOCKS -- (27.9%)
 ABC Communications (Holdings), Ltd.....      930,000         27,786
 ALCO Holdings, Ltd.....................      602,000         88,000
 *APT Satellite Holdings, Ltd...........      354,000         74,444
 *Acme Landis Holdings, Ltd.............      170,000          2,158
 Aeon Credit Service (Asia) Co., Ltd....      360,000        129,253
 *Akai Holdings, Ltd....................    4,273,327         14,247
 *Allied Group, Ltd.....................    7,298,000        346,247
 *Allied Properties (Hong Kong), Ltd....   10,179,000        317,170
 *Anex International Holdings, Ltd......      152,000            780
 *Applied China, Ltd....................    1,036,250          8,637
 *Applied International Holdings,
   Ltd..................................    1,243,000         18,170
 Arts Optical International Holdings,
   Ltd..................................      164,000         38,904
 *Asia Aluminum Holdings, Ltd...........    2,460,000        208,190
 *Asia Commercial Holdings, Ltd.........       72,800          2,194
 Asia Financial Holdings, Ltd...........    1,976,908        273,773
 *Asia Logistics Technologies, Ltd......    2,214,000         21,008
 *Asia Securities International, Ltd....    2,386,600         51,413
 *Asia Standard International Group,
   Ltd..................................    2,870,000         91,635
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   10,520,000         13,489
 Associated International Hotels, Ltd...      898,000        460,593
 *Beijing Development (Hong Kong),
   Ltd..................................      166,000         19,583
 *Bossini International Holdings,
   Ltd..................................      228,750          8,213
 Bright International Group, Ltd........      302,000         34,852
 Burwill Holdings, Ltd..................    2,059,200        198,034
 CCT Telecom Holdings, Ltd..............      472,970         48,518
 *CEC International Holdings, Ltd.......      210,000          3,716
 CNPC (Hong Kong), Ltd..................    2,490,000        169,222
 *CNT Group, Ltd........................    3,078,000         38,284
 Cafe de Coral Holdings, Ltd............      594,000        388,452
 *Capetronic International Holdings,
   Ltd..................................      292,490         29,629
 *Cash Financial Services Group, Ltd....        4,503            104
 *Catic International Holdings, Ltd.....    3,290,000         54,843
 *Cct Technology Holdings Limited.......      227,010            437
 *Celestial Asia Securities Holdings,
   Ltd..................................      128,036          8,127
 *Central China Enterprises, Ltd........    2,104,000          8,633
 Champion Technology Holdings, Ltd......      971,557        144,513
 #Chen Hsong Holdings, Ltd..............    1,515,000        287,511

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   11,250,120   $     21,639
 *Cheung Tai Hong Holdings, Ltd.........    2,018,400         11,388
 *Cheung Wah Development Co., Ltd.......    1,434,000         26,662
 Chevalier (OA) International, Ltd......    1,776,251         38,720
 *Chevalier Construction Holdings,
   Ltd..................................      131,203          1,346
 Chevalier International Holdings,
   Ltd..................................    3,235,513        203,292
 *China Aerospace International
   Holdings, Ltd........................    2,430,000        101,268
 *China Bio-Medical Group Limited.......      415,000          4,789
 *China Digicontent Co., Ltd............    2,710,000          3,475
 *China Everbright International,
   Ltd..................................    1,975,000         46,851
 *China Everbright Technology, Ltd......    3,244,000        131,030
 China Foods Holdings, Ltd..............    1,158,000        319,248
 China Hong-Kong Photo Products
   Holdings, Ltd........................    2,338,000        170,883
 *China Investments Holdings, Ltd.......      210,000          7,809
 China Motor Bus Co., Ltd...............       74,000        474,441
 *China Online (Bermuda), Ltd...........   10,580,000         39,343
 China Pharmaceutical Enterprise and
   Investment Corp., Ltd................    2,444,000        372,931
 China Rare Earth Holdings, Ltd.........      700,000         78,988
 #China Resources Beijing Land, Ltd.....    1,288,000        148,641
 *China Sci-Tech Holdings, Ltd..........    2,786,000         12,861
 *China Star Entertainment, Ltd.........       50,292          3,063
 *China Strategic Holdings, Ltd.........      376,000          5,303
 Chinney Investments, Ltd...............    1,144,000         44,741
 Chow Sang Sang Holdings International,
   Ltd..................................    1,098,400        166,197
 Chuangs China Investments, Ltd.........    1,347,000         43,181
 Chuang's Consortium International,
   Ltd..................................    1,858,884         35,039
 Chun Wo Holdings, Ltd..................    1,671,917         53,596
 *Climax International Co., Ltd.........      296,000            873
 *Compass Pacific Holdings, Ltd.........      416,000          5,441
 Continental Holdings, Ltd..............       98,825          8,870
 *Continental Mariner Investment Co.,
   Ltd..................................    1,629,000         99,219
 Coslight Technology International
   Group, Ltd...........................      466,000        111,740
 *Cosmos Machinery Enterprises, Ltd.....    1,024,000         35,452
 *Crocodile Garments, Ltd...............    1,539,000         26,838
 Cross Harbour Tunnel Co., Ltd..........      365,603        155,877
 *Culturecom Holdings, Ltd..............    2,161,000         64,287
 *Cybersonic Technology, Ltd............      193,000          1,732
 *Dah Hwa International Holdings, Ltd...      780,000          5,201
 Dickson Concepts International, Ltd....      222,000         49,532
 *Digital China Holdings, Ltd...........      639,000        194,601
 Dynamic Holdings, Ltd..................      244,000         31,287
 *E-Kong Group Ltd New..................      112,066          1,724
 *Easyknit International Holdings,
   Ltd..................................      282,860          4,425
 *Eforce Holdings, Ltd..................    2,620,000         72,566
 *Egana Jewelry and Pearls..............      331,789         57,435
 *#Eganagoldfeil Holdings Ltd...........    1,976,620        385,254
 Elec & Eltek International Holdings,
   Ltd..................................    3,078,790        378,994
 *Emperor International Holdings, Ltd...      644,369         23,548
 *Essential Enterprises Co., Ltd........      320,000          7,427
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................    3,220,000         88,772
 *Fairwood Holdings, Ltd................       42,600          4,370
 *Fairyoung Holdings, Ltd...............    1,446,000         13,535
                                            SHARES         VALUE+
                                            ------         ------
 Far East Consortium International,
   Ltd..................................    1,641,378   $     75,769
 *Far East Hotels & Entertainment,
   Ltd..................................    1,853,000         66,529
 *Far East Pharmaceutical Technology
   Co., Ltd.............................      640,000        149,359
 *First Sign International Holdings,
   Ltd..................................    1,050,000         20,600
 Fong's Industries Co., Ltd.............      962,000        226,973
 *Forefront International Holdings,
   Ltd..................................      658,000        261,558
 *Founder Holdings, Ltd.................    1,374,000        135,662
 Fountain Set Holdings, Ltd.............    1,274,000        620,774
 Four Seas Frozen Food Holdings, Ltd....      347,184         22,704
 Four Seas Mercantile Holdings, Ltd.....      592,000        225,834
 *Fourseas.Com, Ltd.....................    5,242,000        151,238
 *Fushan Holdings, Ltd..................    2,566,000        133,258
 GZI Transport, Ltd.....................      448,000         66,063
 *Geomaxima Holdings, Ltd...............    5,810,000        150,490
 Global Tech (Holdings), Ltd............    5,612,000        156,875
 Glorious Sun Enterprises, Ltd..........    1,066,000        209,136
 Gold Peak Industries (Holdings), Ltd...    1,059,250        148,049
 Golden Resources Development
   International, Ltd...................    1,456,500         71,904
 *Gold-Face Holdings, Ltd...............    2,003,600        151,581
 Goldlion Holdings, Ltd.................    2,052,000        107,880
 Golik Holdings, Ltd....................    1,536,500         61,077
 Good Fellow Group, Ltd.................    3,488,000        110,025
 Grande Holdings, Ltd...................      380,000        350,830
 *Great Wall Electronic International,
   Ltd..................................   15,795,170         20,254
 *Group Sense (International), Ltd......    2,062,000         47,593
 Guangdong Brewery Holdings, Ltd........    1,742,000        108,335
 *Guangnan Holdings, Ltd................    4,146,000         53,163
 *Guangzhou Investment Co., Ltd.........    4,290,000        250,293
 HKCB Bank Holding Co., Ltd.............    1,130,000         84,040
 *HKR International, Ltd................    1,884,860        352,868
 *Hang Fung Gold Technology, Ltd........    4,580,000         47,570
 *Hanny Holdings, Ltd...................    5,466,336         28,037
 Harbour Centre Development, Ltd........      784,000        507,678
 Henderson China Holdings, Ltd..........      911,000        344,605
 *Heng Fung Holdings Co., Ltd...........    1,050,000          8,751
 High Fashion International, Ltd........      268,000         33,678
 *Hikari Tsushin International, Ltd.....    5,800,000         84,040
 *Hon Kwok Land Investment Co., Ltd.....    2,290,145         45,517
 Hong Kong Ferry (Holdings) Co., Ltd....      671,300        494,954
 *Hong Kong Parkview Group, Ltd.........    1,130,000         82,591
 *Hop Hing Holdings, Ltd................      660,265         27,939
 *Hsin Chong Construction Group, Ltd....    1,569,658         54,344
 *Hualing Holdings, Ltd.................    1,344,000         47,393
 *Hudson Holdings, Ltd..................      256,000         24,620
 Hung Hing Printing Group, Ltd..........      934,442        596,109
 IDT International, Ltd.................    4,028,486        402,918
 *ITC Corp., Ltd........................      466,157         11,716
 *Ideal Pacific Holdings, Ltd...........      838,000         12,680
 *Imgo, Ltd.............................    1,464,000        140,794
 Imi Global Holdings....................       91,600          8,574
 *Innovative International (Holdings),
   Ltd..................................    1,474,003          5,481
 *Interform Ceramics Technologies,
   Ltd..................................    1,104,000          1,416
 International Bank of Asia, Ltd........    2,615,714        647,334
 International Pipe, Ltd................    2,309,660        145,119
 *Island Dyeing & Printing Co., Ltd.....      444,000            797
 JCG Holdings, Ltd......................    1,048,333        517,536

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 K Wah International Holdings, Ltd......    4,341,885   $    356,319
 *KPI Co., Ltd..........................      264,000          3,588
 KTP Holdings, Ltd......................      180,400          7,402
 *Kader Holdings Co., Ltd...............      545,600          9,095
 Karrie International Holdings, Ltd.....       66,000         15,826
 Keck Seng Investments (Hong Kong),
   Ltd..................................      858,600        104,591
 Kee-Shing Holdings Co., Ltd............      886,000         51,124
 *Kin Yat Hldgs.........................      304,000         62,370
 *King Fook Holdings, Ltd...............    1,000,000         35,904
 Kingboard Chemical Holdings, Ltd.......      926,000        658,999
 Kingmaker Footwear Holdings, Ltd.......    1,058,750        271,521
 *Kong Sun Holdings, Ltd................    2,198,000         49,886
 Kowloon Development Co., Ltd...........      517,000        245,286
 *Kumagai Gumi Hong Kong, Ltd...........      970,000         47,886
 *Kwong Sang Hong International, Ltd....    1,434,000         34,569
 Kwoon Chung Bus Holdings, Ltd..........      556,000         57,036
 *Lai Sun Development Co., Ltd..........    2,970,000         13,710
 *Lai Sun Garment (International),
   Ltd..................................    2,325,000         36,968
 *Lam Soon (Hong Kong), Ltd.............      302,310         93,035
 *Lamex Holdings, Ltd...................    3,628,800         29,315
 *Le Saunda Holdings, Ltd...............      236,000         11,045
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd....      144,000         13,295
 *Leung Kee Holdings, Ltd...............    9,814,000         75,505
 *LifeTec Group, Ltd....................      922,000         18,916
 *Lippo, Ltd............................    1,074,760         95,091
 Liu Chong Hing Bank, Ltd...............      365,000        325,281
 Liu Chong Hing Investment, Ltd.........      635,200        323,764
 *Logic International Holdings, Ltd.....    1,296,000         93,062
 Luks Industrial Group, Ltd.............      645,555         77,811
 Lung Kee (Bermuda) Holdings, Ltd.......      857,500        139,643
 *Mae Holdings, Ltd.....................    2,220,000         57,502
 *Magnum International Holdings, Ltd....      300,000          3,847
 *Mansion Holdings, Ltd.................    1,420,360          4,007
 *Mansion House Group, Ltd..............      578,200         10,973
 *Mei Ah Entertainment Group, Ltd.......    1,142,000         26,651
 Melbourne Enterprises, Ltd.............       45,500        145,859
 Midland Realty (Holding), Ltd..........      496,000         41,340
 *Millennium Group, Ltd.................      928,000         14,041
 *Min Xin Holdings, Ltd.................      987,200         93,674
 Moulin International Holdings, Ltd.....      699,274        224,165
 *Mui Hong Kong, Ltd....................    1,845,000         12,066
 Nanyang Holdings, Ltd..................      137,500         82,867
 *National Electronics Holdings, Ltd....    2,156,000         22,117
 *New China Merchants Dichain...........    3,520,000         76,280
 New Island Printing Holdings, Ltd......      176,000         15,798
 New World China Land, Ltd..............      702,800        120,758
 *New World Cyberbase, Ltd..............       25,220             61
 *New World Infrastructure, Ltd.........    1,065,400        267,762
 *Next Media, Ltd.......................      124,000         28,461
 Ngai Lik Industrial Holdings, Ltd......    1,556,000        399,043
 *Nph International Holdings, Ltd.......    1,834,000        169,322
 *Ocean Information Holdings, Ltd.......      122,000          2,190
 *Onfem Holdings, Ltd...................    1,922,000         76,400
 *Oriental Metals Holdings Co., Ltd.....    1,237,800         14,285
 Oriental Press Group, Ltd..............    4,080,600        648,823
 Pacific Andes International Holdings,
   Ltd..................................      156,000         14,202
 *Pacific Century Insurance Holdings,
   Ltd..................................      708,000        136,177
                                            SHARES         VALUE+
                                            ------         ------
 *Pacific Concord Holding, Ltd..........    3,284,758   $    170,584
 *Pacific Plywood Holdings, Ltd.........   10,210,000         13,092
 Paul Y. ITC Construction Holdings,
   Ltd..................................      704,345         24,837
 *Peace Mark Holdings, Ltd..............    1,013,718         35,746
 *Pearl Oriental Holdings, Ltd..........   17,004,000         26,165
 Pegasus International Holdings, Ltd....      226,000         24,922
 *Perfect Treasure Holdings, Ltd........      642,000         33,340
 Perfectech International Holdings,
   Ltd..................................      571,450         46,164
 Pico Far East Holdings, Ltd............    1,190,000         47,303
 *Playmate Toys Holdings, Ltd...........    1,585,000         50,810
 Pokfulam Development Co., Ltd..........      234,000         45,308
 *Poly Investments Holdings, Ltd........    2,670,000         52,040
 Prestige Properties Holdings, Ltd......      965,000         35,884
 Prime Succession, Ltd..................      768,000         10,537
 *Prosper Evision, Ltd..................       96,000          1,871
 *Proview International Holdings, Ltd...      944,000         52,050
 *QPL International Holdings, Ltd.......    1,191,000        313,073
 *Quality Healthcare Asia, Ltd..........    1,338,000         31,912
 Raymond Industrial, Ltd................      605,400         63,656
 Realty Development Corp, Ltd...........      475,000        146,179
 *Regal Hotels International Holdings,
   Ltd..................................    3,386,000         30,827
 *Rexcapital International Holdings,
   Ltd..................................    1,272,905         29,380
 *Riche Multi-Media Holdings, Ltd.......      706,000        294,218
 *Rivera Holdings, Ltd..................    3,620,000        139,255
 Road King Infrastructure, Ltd..........      449,000        201,509
 *Roadshow Holdings, Ltd................    1,456,000        263,246
 *Rockapetta Holdings, Ltd..............      480,000          8,617
 *S.A.S.Dragon Holdings, Ltd............    1,696,000        115,261
 SA SA International Holdings, Ltd......    1,134,000         95,970
 Safety Godown Co., Ltd.................      408,000        175,261
 Saint Honore Holdings, Ltd.............      128,000         10,669
 San Miguel Brewery Hong Kong, Ltd......      930,800        238,708
 Sea Holdings, Ltd......................    1,068,000        131,469
 *Seapower International Holdings,
   Ltd..................................      854,000          3,395
 *Seapower Resources International,
   Ltd..................................    2,528,000          8,752
 Shaw Brothers Hong Kong, Ltd...........      325,000        287,550
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................    1,255,000        149,661
 Shenyin Wanguo (Hong Kong), Ltd........      847,500         82,591
 *Shenzhen International Holdings,
   Ltd..................................    6,187,500        198,352
 *Shougang Concord Century Holdings,
   Ltd..................................    1,292,000         37,441
 *Shougang Concord Grand (Group),
   Ltd..................................    1,701,000        115,601
 *Shougang Concord International
   Enterprises Co., Ltd.................    4,166,000        133,549
 *Shougang Concord Technology Holdings,
   Ltd..................................    1,647,914        114,106
 Shui On Construction & Materials,
   Ltd..................................      282,000        180,801
 *Shun Ho Construction (Holdings),
   Ltd..................................    1,037,452         12,372
 *Shun Ho Resources Holdings, Ltd.......      483,000          7,742
 *Shun Shing Holdings, Ltd..............    2,573,600        136,952
 Shun Tak Holdings, Ltd.................    4,277,500        948,892
 Silver Grant International Industries,
   Ltd..................................    2,087,000        179,299
 *Sincere Co., Ltd......................      505,500         15,881
 Singamas Container Holdings, Ltd.......      838,000        164,405

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Sino Foundations Holdings, Ltd........    1,692,000   $     47,514
 *Sinocan Holdings, Ltd.................      350,000          1,750
 Sinopec Kantons Holdings, Ltd..........      414,000         38,222
 *Skynet (International Group) Holdings,
   Ltd..................................      244,240            313
 *Solartech New Shares..................       49,600          1,514
 *Sound International, Ltd..............    3,931,200         63,011
 South China Brokerage Co., Ltd.........    4,872,000         25,614
 *South China Industries, Ltd...........    1,124,000         24,502
 *South Sea Development Co., Ltd........   19,383,158         89,476
 Southeast Asia Properties & Finance,
   Ltd..................................      263,538         40,213
 *Starlight International Holdings,
   Ltd..................................    5,245,170         28,248
 *Stelux Holdings International, Ltd....    1,307,702         36,387
 *Styland Holdings, Ltd.................      101,808            705
 Sun Hing Vision Group Holdings, Ltd....      206,000         54,811
 Sun Hung Kai & Co., Ltd................    3,338,600        449,505
 *Sunday Communications, Ltd............    4,441,000         79,724
 *Sunway International Holdings, Ltd....      866,000         17,989
 *Suwa International Holdings, Ltd......    1,062,000         25,874
 TCC International Holdings, Ltd........      678,000         69,550
 *Tack Hsin Holdings, Ltd...............      542,000         62,549
 Tai Cheung Holdings, Ltd...............    1,445,000        218,640
 Tai Fook Securities Group, Ltd.........      102,000         11,510
 Tai Sang Land Development, Ltd.........      627,984        130,450
 Tak Sing Alliance Holdings, Ltd........    2,909,865         88,057
 *Tak Wing Investment Holdings, Ltd.....      432,800         17,759
 #Tan Chong International, Ltd..........      666,000         88,815
 *Tem Fat Hing Fung (Holdings), Ltd.....    5,488,000          9,148
 *Termbray Industries International
   (Holdings), Ltd......................    2,304,900        112,309
 Tern Properties Co., Ltd...............       61,200          9,809
 *Tian An China Investments Co., Ltd....    7,301,750        103,928
 Tian Teck Land, Ltd....................    1,098,000        246,389
 Tianjin Development Holdings, Ltd......      506,000        117,438
 *Tomorrow International Holdings,
   Ltd..................................    1,650,000         15,868
 *Top Form International, Ltd...........    1,586,000         96,600
 Trans-Ocean (International), Ltd.......      860,000         65,063
 *Triplenic Holdings, Ltd...............    2,378,000         25,004
 Tristate Holdings, Ltd.................      138,000         22,119
 Truly International Holdings, Ltd......    1,014,000        325,056
 *Tung Fong Hung Holdings, Ltd..........    3,473,235         15,588
 Tungtex (Holdings) Co., Ltd............      788,000        201,076
 Tysan Holdings, Ltd....................    1,040,773         22,421
 USI Holdings, Ltd......................      928,999         84,577
 *United Power Investment, Ltd..........    1,664,000         22,404
 *Universal Holdings Ltd................    2,770,000         11,721
 *Universe International Holdings,
   Ltd..................................      382,226         14,213
 Van Shung Chong Holdings, Ltd..........      854,400         87,646
 *Vanda Systems & Communications
   Holdings, Ltd........................      644,000         41,289
 Varitronix International, Ltd..........      256,263        152,799
 Veeko International Holdings, Ltd......    1,420,000         13,656
 *Victory City International Holdings,
   Ltd..................................      492,000         70,658
 Vitasoy International Holdings, Ltd....    1,033,000        190,741
 Wah Ha Realty Co., Ltd.................      278,600         24,292
 *Wah Nam International.................       38,696          1,032
 Wai Kee Holdings, Ltd..................    1,562,738        128,247
 *Wang ON Group Ltd New.................       46,440          3,394
 *Winfoong International, Ltd...........    1,210,000         23,739
 *Wing Fai International, Ltd...........    3,380,000         29,472
                                            SHARES         VALUE+
                                            ------         ------
 Wing On Co. International, Ltd.........      565,000   $    293,416
 Wing Shan International, Ltd...........      896,000         32,170
 *Winsan China Investment Group, Ltd....    1,296,000          7,811
 Wong's International (Holdings), Ltd...      400,641         51,887
 *Wonson International Holdings, Ltd....    4,040,000         21,758
 World Houseware (Holdings), Ltd........      605,700         19,106
 *Xinao Gas Holdings, Ltd...............    1,094,000        218,838
 YGM Trading, Ltd.......................      228,000        131,561
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................      405,000         62,318
 *Yanion International Holdings, Ltd....      118,000         12,559
 Yaohan International Caterers, Ltd.....      512,000         32,170
 *Yaohan International Holdings, Ltd....      974,000              0
 *Yau Lee Holdings, Ltd.................      534,000         11,504
 *Yiu Wing International Holdings,
   Ltd..................................    1,404,200         21,967
 *Yugang International, Ltd.............   11,916,000         42,783
 *Yunnan Enterprises Holdings, Ltd......      240,000         14,156
 *eSun Holdings, Ltd....................      653,600         17,600
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $71,399,012)....................                  33,738,075
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................      207,250            266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................      248,600            319
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03....................    4,814,802          6,174
 *Climax International Co., Ltd.
   Warrants 02/08/04....................       59,200             76
 *E-Kong Group, Ltd. Rights 12/13/02....      112,066              0
 *Isteelasia.com, Ltd. Warrants
   06/17/05.............................      133,457            479
 *Paul Y. ITC Construction Holdings,
   Ltd. Warrants 08/29/03...............      133,689            171
 *South China Brokerage Co., Ltd. Rights
   06/21/03.............................      974,400          1,249
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       8,734
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $5,311)........................                       5,311
                                                        ------------
TOTAL -- HONG KONG
  (Cost $71,404,323)....................                  33,752,120
                                                        ------------
SINGAPORE -- (25.8%)
COMMON STOCKS -- (25.8%)
 ASA Group Holdings, Ltd................      586,000         94,553
 *Acma, Ltd.............................    3,040,700        120,504
 *Alliance Technology & Development,
   Ltd..................................      156,000          9,274
 #Amtek Engineering, Ltd................      540,625        345,864
 *Apollo Enterprises, Ltd...............      193,000         65,560
 *Armstrong Industrial Corp.............    1,460,000         45,462
 #Benjamin (F.J.) Holdings, Ltd.........    1,095,000        201,478
 Bonvests Holdings, Ltd.................      825,000        191,500
 *Brilliant Manufacturing, Ltd..........      579,000         78,672
 Bukit Sembawang Estates, Ltd...........       71,334        428,088
 *CK Tang, Ltd..........................      614,000         67,785
 *CSE Systems & Engineering, Ltd........      984,000        217,265
 CWT Distribution, Ltd..................      461,500        184,201
 Central Properties, Ltd................       66,000        695,004

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Cerebos Pacific, Ltd...................      176,000   $    202,274
 Chemical Industries (Far East), Ltd....      105,910         52,766
 Chip Eng Seng Corp., Ltd...............    1,420,000        100,491
 Chosen Holdings, Ltd...................      829,000         93,867
 Chuan Hup Holdings, Ltd................    4,116,000      1,141,832
 Chuan Soon Huat Industrial Group,
   Ltd..................................      614,000        145,998
 Clipsal Industries Holdings, Ltd.......      129,656        178,373
 #Comfort Group, Ltd....................    2,469,000      1,097,290
 *Compact Metal Industries, Ltd.........      643,000         20,022
 Cosco Investment, Ltd..................    2,783,000        283,607
 Courts Singapore, Ltd..................      495,000        151,332
 *ECS Holdings, Ltd.....................    1,375,000        361,981
 Eagle Brand Holdings, Ltd..............    3,390,000        307,079
 #Eastern Asia Technology, Ltd..........    1,140,500        319,618
 Eastgate Technology, Ltd...............      870,000         66,494
 *Econ International, Ltd...............    2,267,000         70,590
 Eng Wah Organisation, Ltd..............      265,000         25,505
 *Freight Links Express Holdings, Ltd...    1,648,000         27,990
 *Frontline Technologies Corp., Ltd.....    1,153,000         78,332
 Fu Yu Manufacturing, Ltd...............    1,291,000        270,432
 Fuji Offset Plates Manufacturing,
   Ltd..................................       33,750          4,968
 GB Holdings, Ltd.......................      200,000         72,467
 GK Goh Holdings, Ltd...................    1,120,000        431,179
 GP Industries, Ltd.....................      602,000        167,003
 Ges International, Ltd.................    1,647,000        317,032
 #Guocoland, Ltd........................    1,215,000        529,661
 *HTP Holdings, Ltd.....................      479,000         62,373
 Haw Par Brothers International, Ltd....      234,000        476,924
 Ho Bee Investment, Ltd.................      761,000         73,243
 Hong Fok Corp., Ltd....................    1,796,000        167,773
 #Hong Leong Asia, Ltd..................    1,048,000        587,391
 *Horizon Education & Technologies,
   Ltd..................................      646,000         40,231
 Hotel Grand Central, Ltd...............      875,280        163,528
 Hotel Plaza, Ltd.......................    1,189,000        313,015
 Hotel Properties, Ltd..................    1,393,000        717,667
 Hotel Royal, Ltd.......................      132,333         89,904
 Hour Glass, Ltd........................      298,000         68,328
 Huan Hsin Holdings, Ltd................      728,400        400,011
 Hup Seng Huat, Ltd.....................      900,200         50,965
 Hwa Hong Corp., Ltd....................    2,785,000        488,785
 Hwa Tat Lee, Ltd.......................    1,177,500        466,648
 *I-One.Net International, Ltd..........    1,392,000         23,642
 IDT Holdings, Ltd......................      514,000        410,311
 *International Factors (Singapore),
   Ltd..................................      290,000         59,106
 *Intraco, Ltd..........................      292,500         76,175
 Isetan (Singapore), Ltd................      122,500        136,626
 *Jack Chia-MPH, Ltd....................      729,000         74,290
 Jaya Holdings, Ltd.....................    2,733,000        371,348
 Jurong Cement, Ltd.....................      132,500         58,511
 Jurong Engineering, Ltd................      112,000         81,797
 *K1 Ventures, Ltd......................    2,842,500        249,438
 *Keppel Telecommunications and
   Transportation, Ltd..................    1,376,000        740,070
 Khong Guan Flour Milling, Ltd..........       19,000         16,135
 Kian Ann Engineering, Ltd..............      868,000         76,170
 Kim Eng Holdings, Ltd..................    2,281,200        929,879
 Koh Brothers, Ltd......................    1,494,000         88,812
 *L & M Group Investments, Ltd..........    7,107,100        100,592
 *LC Development, Ltd...................    1,191,767         60,725
 Labroy Marine, Ltd.....................    2,943,000        358,228
 Lee Kim Tah Holdings, Ltd..............      795,000         56,261
 *Leong Hin Holdings, Ltd...............      526,000        205,478
                                            SHARES         VALUE+
                                            ------         ------
 *Liang Huat Aluminum, Ltd..............    1,477,000   $     29,267
 Low Keng Huat Singapore, Ltd...........      372,000         57,917
 Lum Chang Holdings, Ltd................    1,134,030        195,819
 *MMI Holdings, Ltd.....................    1,453,000        213,880
 *Magnecomp International, Ltd..........      583,000         57,761
 *Manufacturing Integration Technology,
   Ltd..................................      604,000         49,583
 Marco Polo Developments, Ltd...........      456,000        444,042
 *Mediaring.Com, Ltd....................    2,094,000        118,552
 Metro Holdings, Ltd....................    2,256,960        549,443
 *Multi-Chem, Ltd.......................      957,000         81,271
 Natsteel, Ltd..........................      402,000        466,563
 Nera Telecommunications, Ltd...........    1,159,000        206,692
 *Orchard Parade Holdings, Ltd..........    1,084,022        190,253
 Ossia International, Ltd...............      708,000         46,096
 Overseas Union Enterprise, Ltd.........      138,000        476,584
 Overseas Union Trust (Foreign).........      163,800        422,872
 *PCI, Ltd..............................      734,000        162,066
 *Pacific Can Investment Holdings,
   Ltd..................................      101,000          1,715
 Pan-United Corp., Ltd..................    1,624,000        275,828
 Pentex-Schweizer Circuits, Ltd.........      916,000         95,940
 Pertama Holdings, Ltd..................      459,750         33,837
 Prima, Ltd.............................      106,000        255,650
 Provisions Suppliers Corp..............    4,088,000        208,297
 Robinson & Co., Ltd....................      284,832        894,978
 Rotary Engineering, Ltd................    1,231,000        104,539
 SMB United, Ltd........................    1,254,000        110,042
 SNP Corp., Ltd.........................      207,495         69,896
 *SPP, Ltd..............................      454,000         12,852
 San Teh, Ltd...........................      838,406        128,159
 Scotts Holdings, Ltd...................    1,807,250        358,110
 Sea View Hotel, Ltd....................       66,000        205,512
 Sing Investments & Finance, Ltd.
   (Foreign)............................       94,500         66,341
 Singapore Food Industries, Ltd.........      840,000        332,896
 Singapore Reinsurance Corp., Ltd.......    1,400,850        186,376
 Singapura Building Society, Ltd........      139,250         93,815
 Singatronics, Ltd......................      748,000        101,635
 Ssangyong Cement (Singapore), Ltd......      236,000        136,283
 Stamford Land Corp., Ltd...............    3,229,000        292,495
 Straits Trading Co., Ltd...............    1,117,200        961,402
 *Sunright, Ltd.........................      378,000         42,801
 Superbowl Holdings, Ltd................      490,000         34,677
 Superior Metal Printing, Ltd...........      490,500         54,845
 Tiger Medicals, Ltd....................      224,000        266,316
 Tiong Woon Corp. Holding, Ltd..........      652,000         42,450
 *Transmarco, Ltd.......................      106,500         39,192
 *Tuan Sing Holdings, Ltd...............    3,362,000        157,030
 UOB-Kay Hian Holdings, Ltd.............    1,602,000        584,996
 *Ultro Technologies, Ltd...............      530,000         45,009
 Unisteel Technology, Ltd...............      898,000        305,041
 United Engineers, Ltd..................      632,666        401,165
 United Overseas Insurance, Ltd.........      125,500        213,155
 United Overseas Land, Ltd..............      486,000        467,752
 United Pulp & Paper Co., Ltd...........      354,000         80,167
 *Uraco Holdings, Ltd...................    3,272,600        426,139
 *Van Der Horst, Ltd....................       18,543         77,876
 WBL Corp., Ltd.........................      510,000        467,752
 Wing Tai Holdings, Ltd.................    3,118,000        988,541
 Yeo Hiap Seng, Ltd.....................       90,000        104,454
 *Yongnam Holdi.........................    1,004,000         93,788
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $47,145,752)....................                  31,192,178
                                                        ------------

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CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $54,716).......................                $     54,956
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04..........      236,300          2,007
 *Chip Eng Seng Corp., Ltd. Warrants
   06/12/04.............................      355,000          5,025
 *Guocoland, Ltd. Rights 11/22/02.......      303,750            860
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       7,892
                                                        ------------
TOTAL -- SINGAPORE
  (Cost $47,200,468)....................                  31,255,026
                                                        ------------
NEW ZEALAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 *AFFCO Holdings, Ltd...................    1,207,650         89,160
 *Advantage Group, Ltd..................      281,600         39,333
 Baycorp Advantage, Ltd.................      312,958        335,654
 CDL Hotels NZ, Ltd.....................    1,243,344        148,857
 *CDL Investments NZ, Ltd...............      262,935         23,610
 Cavalier Corp., Ltd....................      124,606        497,275
 Colonial Motor Co., Ltd................       47,895         72,871
 *Cue Energy Resources NL...............      452,354         14,329
 DB Breweries, Ltd......................      312,589        912,214
 Ebos Group, Ltd........................       57,108         85,464
 *Evergreen Forests, Ltd................      323,301         82,252
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      210,688      1,108,816
 Fisher & Paykel Industries, Ltd........      130,000        671,199
 *Fletcher Challenge Forests, Ltd.......    2,376,000        248,905
 *Force Corp., Ltd......................       15,236         13,073
 Hallenstein Glassons Holdings, Ltd.....      206,438        285,257
 Hellaby Holdings, Ltd..................      179,079        263,532
 Horizon Energy Distribution, Ltd.......       40,420         71,782
 *Kingsgate International Corp., Ltd....      479,679         45,464
 *Met Lifecare, Ltd.....................      202,860        107,268
 Michael Hill International, Ltd........      137,246        393,672
 NGC Holdings, Ltd......................    1,626,000      1,119,353
 *New Zealand Oil & Gas, Ltd............      402,731         68,306
 New Zealand Refining Co., Ltd..........       62,819        554,666
 Northland Port Corp. (New Zealand),
   Ltd..................................      219,997        307,286
 Nuplex Industries, Ltd.................      214,098        363,127
 Owens Group, Ltd.......................      138,522         53,899
 *Pacific Retail Group, Ltd.............      194,156        285,720
 Port of Tauranga, Ltd..................      541,952      1,173,324
 Ports of Auckland......................      277,726        886,674
 Powerco, Ltd...........................      524,521        426,499
 Pyne Gould Guinness, Ltd...............      146,734         81,982
 Restaurant Brand New Zealand, Ltd......      337,098        248,877
 *Richina Pacific, Ltd..................      137,322         39,047
 Sanford, Ltd...........................      340,412        823,595
 Scott Technology, Ltd..................       48,074         61,393
 *Seafresh Fisheries....................       80,520          1,125
 South Port New Zealand, Ltd............       30,744         23,925
 Steel & Tube Holdings, Ltd.............      303,825        472,874
 *Tasman Agriculture, Ltd...............      157,056         43,091
 *Tasman Farms..........................      157,056              0
 Taylors Group, Ltd.....................       29,646         22,331
                                            SHARES         VALUE+
                                            ------         ------

 Tourism Holdings, Ltd..................      222,252   $    118,631
 *Trans Tasman Properties, Ltd..........    2,132,308        255,287
 *#Tranz Rail Holdings, Ltd.............      432,409        220,020
 Trustpower, Ltd........................      458,529        805,150
 Waste Management NZ, Ltd...............      349,572        502,223
 Williams & Kettle, Ltd.................       38,372         77,524
 Wrightson, Ltd.........................      478,020        305,227
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $15,858,786)....................                  14,851,143
                                                        ------------

                                             FACE
                                            AMOUNT@
                                            -------
                                             (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd.
   Notes
   8.500%, 04/15/05
   (Cost $210,193)......................          201        101,595
                                                        ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Tranz Rail Holdings, Ltd. Rights
   12/13/02
   (Cost $112,987)......................      308,862         40,059
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $24,297).......................                      24,219
                                                        ------------
TOTAL -- NEW ZEALAND
  (Cost $16,206,263)....................                  15,017,016
                                                        ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................        7,260              0
                                                        ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad....................       40,000          6,158
 *Autoways Holdings Berhad..............       10,000          3,395
 *Kuala Lumpur Industries Holdings
   Berhad...............................      138,000         17,976
 *MBF Holdings Berhad...................    2,228,250        120,208
 *Promet Berhad.........................    1,143,000         87,229
 *RNC Corp. Berhad......................       33,000          3,561
 *Rahman Hydraulic Tin Berhad...........      111,000         19,425
 *Rekapacific Berhad....................      473,000         57,258
 *Saship Holdings Berhad................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................       60,000          6,947
 *Wah Seong Corp........................        7,360          1,695
 *Wing Tiek Holdings Berhad.............       95,800         22,437
                                                        ------------
TOTAL -- MALAYSIA
  (Cost $2,504,809).....................                     398,640
                                                        ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................      252,052         12,344
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                             FACE
                                            AMOUNT         VALUE+
                                            ------         ------
                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,767,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,739,330) to be
   repurchased at $2,698,272
   (Cost $2,698,000)....................  $     2,698   $  2,698,000
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $191,956,449)++.................                $121,089,142
                                                        ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $192,351,600.
  @  Denominated in local currency or the euro

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM -- (97.7%)
COMMON STOCKS -- (97.6%)
 600 Group P.L.C........................   100,910     $    73,013
 AEA Technology P.L.C...................    30,483          85,852
 AGA Food Service Group P.L.C...........    38,000         121,804
 AIM Group P.L.C........................    32,063          47,396
 *API Group P.L.C.......................    51,500          61,303
 *ASW Holdings P.L.C....................   849,314          33,038
 Abacus Polar P.L.C.....................    75,000         297,587
 Abbeycrest P.L.C.......................    42,590          36,780
 Abbot Group P.L.C......................    92,595         198,108
 Aberdeen Asset Management P.L.C........   100,000          94,138
 Acal P.L.C.............................    13,671         101,575
 Acatos & Hutcheson P.L.C...............    39,436          52,465
 *Adam & Harvey Group P.L.C.............    10,500             327
 *Advanced Medical Solutions P.L.C......    29,802           3,942
 *Advanced Power Components, Ltd........    47,871           7,821
 *African Lakes Corp. P.L.C.............     7,760             302
 Aggreko P.L.C..........................    13,000          29,735
 *Airflow Streamlines P.L.C.............    20,500          15,471
 Airsprung Furniture Group P.L.C........    58,000          74,455
 Airtours P.L.C.........................    24,000          11,017
 Alba P.L.C.............................   105,025         772,158
 Alexandra Workwear P.L.C...............    86,243          85,214
 Alexon Group P.L.C.....................    86,632         310,040
 Allders P.L.C..........................    66,000         160,720
 Allen P.L.C............................    50,000         204,226
 Alpha Airports Group P.L.C.............   392,541         363,424
 Alphameric P.L.C.......................   172,688         130,321
 Alumasc Group P.L.C....................   100,245         187,178
 Alvis P.L.C............................   191,010         460,680
 Amberley Group P.L.C...................   200,000          67,686
 Amey P.L.C.............................    11,353           5,388
 Amstrad P.L.C..........................   149,652          62,872
 *Andrew Sykes Group P.L.C..............   203,650         396,101
 *Anglesey Mining P.L.C.................    55,000             428
 Anglo Eastern Plantations P.L.C........    57,166          68,047
 *Anite Group P.L.C.....................   250,000          82,663
 *Antisoma P.L.C........................   163,333          66,714
 *Applied Optical Technologies P.L.C....    75,383          31,084
 *Arena Leisure P.L.C...................   350,516         174,530
 *Argonaut Games, Ltd...................   100,000          36,955
 Armitage Brothers P.L.C................     4,000           9,336
 *Armour Trust P.L.C....................   198,500          55,596
 Arriva P.L.C...........................    10,350          45,898
 Ashtenne Holdings P.L.C................    50,000         190,611
 *Aukett Associates P.L.C...............   149,201           5,804
 Austin Reed Group P.L.C................    68,999         125,078
 Autologic Holdings P.L.C...............    17,489          95,926
 Avesco P.L.C...........................    29,998          48,544
 Avis Europe P.L.C......................    29,592          54,103
 Avon Rubber P.L.C......................    25,041          59,810
 *Axis-Shield P.L.C.....................    58,284         128,327
 Axon Group P.L.C.......................    19,756          18,444
 *Azlan Group P.L.C.....................   185,000         259,075
 *BNB Resources P.L.C...................    49,000           8,768
 BPP Holdings P.L.C.....................   106,500         391,087
 BSS Group P.L.C........................    47,905         277,664
 BWD Securities P.L.C...................    10,951          54,527
                                           SHARES        VALUE+
                                           ------        ------
 Babcock International Group P.L.C......   310,464     $   543,470
 Baggeridge Brick P.L.C.................    98,000         124,278
 Bailey (Ben) Construction P.L.C........    26,000          58,661
 Bailey (C.H.) P.L.C....................   109,500          10,223
 Bailey (C.H.) P.L.C. Class B...........    10,000           5,602
 Barr (A.G.) P.L.C......................    43,000         281,015
 Beattie (James) P.L.C..................   132,247         255,164
 Bellway P.L.C..........................    93,000         658,425
 Bemrose Corp. P.L.C....................    50,375          31,745
 Benchmark Group P.L.C..................    36,513         112,209
 Bespak P.L.C...........................    55,918         284,954
 Bett Brothers P.L.C....................    33,108         209,156
 *Biocompatibles International P.L.C....    14,690          24,686
 Biotrace International P.L.C...........    75,000         105,614
 Birse Group P.L.C......................   421,901          70,572
 Black Arrow Group P.L.C................    56,500          47,034
 Blacks Leisure Group P.L.C.............    60,959         202,510
 *Blagden Industries P.L.C..............   131,092               0
 Blick P.L.C............................    68,555         185,609
 Bloomsbury Publishing P.L.C............     9,307          98,114
 Body Shop International P.L.C..........   194,000         241,492
 Bodycote International P.L.C...........    92,338         159,483
 *Boosey & Hawkes P.L.C.................    35,500          67,391
 Boot (Henry) & Sons P.L.C..............    47,000         202,211
 Bovis Homes Group P.L.C................    20,000         112,499
 *Bradstock Group P.L.C.................   130,000           8,597
 Brammer (H.) P.L.C.....................   119,123         145,505
 Brewin Dolphin Holdings P.L.C..........   219,762         148,749
 Bristol Water Holdings P.L.C...........    12,000         206,793
 Britannic P.L.C........................     9,800          53,905
 *British Biotech P.L.C.................   698,000          46,159
 British Polythene Industries P.L.C.....    56,740         241,909
 British Vita P.L.C.....................    10,800          42,516
 Brixton Estate P.L.C...................    38,400         132,049
 *Brown & Jackson P.L.C.................   296,819         351,008
 Brown (N) Group P.L.C..................    30,000          73,288
 *Brunel Holding P.L.C..................    11,935           8,357
 *Bulgin (A.F.) & Co. P.L.C.............    36,000           2,241
 *Bullough P.L.C........................   256,000          27,884
 Bulmer (H.P.) Holdings P.L.C...........    60,500         104,023
 *Burn Stewart Distillers P.L.C.........   142,500         134,147
 *Burnden Leisure P.L.C.................    33,000           1,540
 Burndene Investments P.L.C.............   175,001         196,058
 Burtonwood Brewery P.L.C...............    38,000         149,890
 Business Post Group P.L.C..............    56,000         362,488
 *CLS Holdings P.L.C....................   122,907         403,525
 CMG P.L.C..............................    31,000          39,795
 CML Microsystems P.L.C.................    28,361          65,092
 Cadcentre Group P.L.C..................    10,000          51,115
 Caffyns P.L.C..........................     6,000          40,612
 *Cairn Energy P.L.C....................    60,206         282,917
 *Calluna P.L.C.........................    77,140               0
 Camellia P.L.C.........................     2,950         127,379
 *Cammell Laird Group P.L.C.............   256,158          23,915
 *Cape P.L.C............................   119,518          22,317
 Capital & Regional Properties P.L.C....    25,818         119,916
 Capital Radio P.L.C....................     4,110          33,415
 *Carclo Engineering Group P.L.C........   100,463          48,460
 Care UK P.L.C..........................    64,835         132,662

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Carillion P.L.C........................    10,115     $    19,280
 *Carlisle Holdings, Ltd................     8,709          17,617
 Carpetright P.L.C......................   102,500         999,210
 *Carphone Warehouse Group P.L.C........    42,000          64,045
 Carr's Milling Industries P.L.C........    19,000          73,467
 Castings P.L.C.........................    79,000         195,450
 *Cenes Pharmaceuticals P.L.C...........   298,612          15,101
 Chamberlin & Hill P.L.C................    18,000          47,754
 Chapelthorpe P.L.C.....................   579,250          60,839
 Charles Taylor Group P.L.C.............    39,897         153,648
 *Charter P.L.C.........................    88,743         124,276
 Chelsfield P.L.C.......................    20,157          85,625
 Chemring Group P.L.C...................    49,000         178,793
 Chime Communications P.L.C.............    71,838          16,208
 Chloride Group P.L.C...................   485,500         294,622
 Christie Group P.L.C...................    53,263          44,340
 Chrysalis Group P.L.C..................   268,082         880,161
 Churchill China P.L.C..................    30,000          61,151
 City Centre Restaurants P.L.C..........   174,871         137,411
 Clarkson (Horace) P.L.C................    44,733         115,892
 *Clinical Computing P.L.C..............    40,000          20,228
 Clinton Cards P.L.C....................   144,460         419,216
 Close Brothers Group P.L.C.............    10,000          87,914
 Clydeport P.L.C........................    12,500          84,997
 Coats Viyella P.L.C....................   275,000         186,137
 Colefax & Fowler Group P.L.C...........    60,000          69,554
 Collins Stewart Holdings...............    27,716         147,923
 Communisis P.L.C.......................   237,134         446,469
 Compel Group P.L.C.....................     5,000           5,835
 *Computacenter P.L.C...................     9,000          43,833
 *Cookson Group P.L.C...................   383,068         147,524
 Coral Products P.L.C...................    50,000          32,676
 *Cordiant Communications Group
   P.L.C................................    85,000          52,904
 *Corporate Services Group P.L.C........    82,200           8,953
 Cosalt P.L.C...........................    30,700         148,324
 Countryside Property P.L.C.............    94,086         232,774
 Countrywide Assured Group P.L.C........   133,374         277,054
 Courts P.L.C...........................   110,722         357,490
 *Cox Insurance Holdings P.L.C..........   144,666         135,061
 *Cradley Group Holdings P.L.C..........    80,000           8,714
 Cranswick P.L.C........................    19,029         155,005
 Crest Nicholson P.L.C..................   267,250         815,053
 Creston Land & Estates P.L.C...........     5,000           4,629
 Croda International P.L.C..............    59,635         250,540
 Cropper (James) P.L.C..................    22,000          59,050
 *Crown Sports P.L.C....................   250,000          27,230
 *Culver Holdings P.L.C.................       338              74
 *DCS Group P.L.C.......................    10,000           2,295
 DFS Furniture Co. P.L.C................    41,300         258,016
 DTZ Holdings P.L.C.....................   114,500         154,111
 Daejan Holdings P.L.C..................    25,000         544,603
 Dairy Crest Group P.L.C................    20,000         107,365
 *Danka Business Systems P.L.C..........    15,000          14,471
 Dart Group P.L.C.......................    74,000         225,683
 Davis Service Group P.L.C..............    25,000         124,870
 *Dawson International P.L.C............   100,688          39,168
 DeVere Group P.L.C.....................     5,600          23,527
 Dechra Pharmaceiticals P.L.C...........    50,000          92,582
 Delta P.L.C............................   200,000         245,849
 Deltron Electronics P.L.C..............     8,621           9,256
 Densitron International P.L.C..........    74,175          15,870
                                           SHARES        VALUE+
                                           ------        ------
 Derwent Valley Holdings P.L.C..........    90,000     $   813,637
 Development Securities P.L.C...........    50,000         264,521
 Devro P.L.C............................   180,143         138,750
 Dewhurst P.L.C.........................     9,000          11,903
 Dewhurst P.L.C. Class A Non-Voting.....    15,500          17,244
 Diagonal P.L.C.........................    34,200          27,938
 Dicom Group P.L.C......................    30,000         194,190
 *Dimension Data Holdings P.L.C.........    64,000          25,394
 Diploma P.L.C..........................    22,648         117,527
 Domestic & General Group P.L.C.........    17,223         136,676
 Domino Printing Sciences P.L.C.........   355,935         711,681
 Domnick Hunter Group P.L.C.............    30,000         136,073
 Dowding & Mills P.L.C..................   336,440         103,392
 EBC Group P.L.C........................    55,666         139,886
 East Surrey Holdings P.L.C.............    36,800         153,746
 *Easynet Group P.L.C...................    75,000         109,115
 Edinburgh Fund Managers Group P.L.C....    61,000         140,002
 *Eidos P.L.C...........................    55,300         131,652
 Eldridge Pope & Co. P.L.C..............    25,000          66,325
 Eleco Holdings P.L.C...................   104,685          46,424
 Electronic Data Processing P.L.C.......    55,200          34,357
 Electronics Boutique P.L.C.............   150,000         274,246
 *Emess P.L.C...........................   288,250          29,154
 Ennstone P.L.C.........................   295,323         168,875
 *Enodis P.L.C..........................   275,329         261,333
 Enterprise Inns P.L.C..................    15,000         129,421
 Eurocopy P.L.C.........................    41,051          27,786
 Eurodis Electron P.L.C.................    87,500          52,418
 Euromoney Institutional Investors
   P.L.C................................    65,000         250,323
 *European Colour P.L.C.................    82,090          27,463
 European Motor Holdings P.L.C..........   118,325         251,317
 *European Telecom P.L.C................     7,000             327
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000               0
 *Express Dairies P.L.C.................   722,000         351,074
 Expro International Group P.L.C........    54,966         300,202
 *Eyretel P.L.C.........................   134,000          25,021
 *FII Group P.L.C.......................    41,166           6,405
 FKI P.L.C..............................    29,000          43,206
 Falcon Holdings P.L.C..................     5,500          13,479
 Fenner P.L.C...........................    92,146         126,174
 *Ferguson International Holdings
   P.L.C................................    89,105          48,527
 Ferraris Group P.L.C...................     9,600          16,656
 *Fibernet Group P.L.C..................    45,339          17,284
 Filtronic P.L.C........................     4,138           7,727
 Financial Objects P.L.C................     7,000           4,193
 Fine Art Developments P.L.C............   142,288         561,252
 First Choice Holidays P.L.C............    26,087          41,200
 First Technology P.L.C.................   117,111         380,852
 Firth Rixson P.L.C.....................   216,888          34,592
 Fisher (Albert) Group P.L.C............    76,000         199,262
 *Fitness First P.L.C...................    20,000          42,790
 Forminster P.L.C.......................    43,333          15,340
 Forth Ports P.L.C......................   135,363       1,897,739
 Fortress Holdings P.L.C................   120,728          50,721
 *Foster (John) & Son P.L.C.............    27,500           4,600
 Freeport Leisure P.L.C.................    25,814         128,534
 French Connection Group P.L.C..........    25,000         371,497
 *Friendly Hotels P.L.C.................    51,533          28,867

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Friends, Ivory & Sime P.L.C............    60,039     $   199,454
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000         133,817
 Fulmar P.L.C...........................   107,500         101,199
 *Future Network P.L.C..................   315,000         291,635
 GWR Group P.L.C........................    49,700         123,734
 Galliford P.L.C........................   517,870         187,351
 Games Workshop Group P.L.C.............    13,176          94,617
 *Gaming International P.L.C............    14,000           6,535
 *Gardner Group P.L.C...................    26,923           3,247
 *Garton Engineering P.L.C..............    10,248           5,980
 Gaskell P.L.C..........................    36,000           9,243
 *Gearhouse Group P.L.C.................    25,000          11,281
 Geest P.L.C............................    72,288         620,331
 Gibbs & Dandy P.L.C....................     4,500          26,783
 Gleeson (M.J.) Group P.L.C.............    22,471         296,329
 Glenmorangie P.L.C.....................    20,000         223,287
 *Glotel P.L.C..........................    15,300          15,594
 Go-Ahead Group P.L.C...................    40,000         368,774
 Goldshield Group P.L.C.................    14,400          87,946
 Gowrings P.L.C.........................     5,000           5,096
 Grainger Trust, Ltd....................    22,000         385,968
 Greene King P.L.C......................    10,162         111,238
 *Greenwich Resources P.L.C.............   438,664          13,651
 Greggs P.L.C...........................    26,000       1,349,215
 *Groupe Chez Gerard P.L.C..............   100,000         122,147
 Guiness Peat Group P.L.C...............   155,255         115,957
 *Gyrus Group P.L.C.....................    30,072          97,562
 Haden Maclellan Holdings P.L.C.........   226,224         112,642
 Halma P.L.C............................    18,000          34,870
 Halstead (James) Group P.L.C...........    74,908         310,626
 Hamley's P.L.C.........................    47,500         124,909
 Hampson Industries P.L.C...............   105,886          21,007
 *Hampton Trust P.L.C...................   232,050          14,443
 Hanover International P.L.C............    12,097          20,799
 Hardys & Hansons P.L.C.................    48,000         239,003
 *Hartstone Group P.L.C.................   240,263           6,542
 *Harvey Nash Group P.L.C...............   183,750         138,669
 Havelock Europa P.L.C..................    27,660          27,975
 *Hawtin P.L.C..........................   196,500          27,518
 Haynes Publishing Group P.L.C..........    14,703          28,369
 Headlam Group P.L.C....................   152,974         642,678
 Heath (Samuel) & Sons P.L.C............     7,500          36,469
 Helical Bar P.L.C......................    35,000         396,199
 *Helphire Group P.L.C..................   134,600         341,385
 Henlys Group P.L.C.....................     8,303          12,855
 Heywood Williams Group P.L.C...........   140,400         305,849
 Highbury House Communications P.L.C....   439,166         104,210
 High-Point P.L.C.......................    57,510           6,711
 Hill & Smith Holdings P.L.C............    86,850         108,787
 Hiscox P.L.C...........................   136,500         294,167
 Hit Entertainment P.L.C................   119,691         490,743
 Hitachi Credit (UK) P.L.C..............    53,912         107,795
 Holidaybreak P.L.C.....................    92,974         828,226
 Holmes Place P.L.C.....................    56,067          77,208
 *Horace Small Apparel P.L.C............   137,500           9,093
 House of Fraser P.L.C..................   325,000         386,862
 Hunting P.L.C..........................   223,174         338,579
 Huntleigh Technology P.L.C.............    24,925         115,575
 *Huntsworth P.L.C......................   108,000          21,846
 *Hyder Consulting P.L.C................    16,308           7,359
                                           SHARES        VALUE+
                                           ------        ------
 *IAF Group P.L.C.......................    30,000     $     1,984
 IG Group P.L.C.........................    50,000         180,886
 *IMS Group P.L.C.......................    75,000           5,252
 *IQE P.L.C.............................   132,400          22,147
 *Ids Group P.L.C.......................    23,000           5,547
 *Imagination Technologies Group
   P.L.C................................   189,698          56,083
 Incepta Group P.L.C....................   351,000         101,039
 Inchcape P.L.C.........................    12,000         137,147
 *Industrial & Commercial Holdings
   P.L.C................................     5,000             117
 Informa Group P.L.C....................    37,229         100,506
 *Intec Telecom Systems P.L.C...........   100,000          32,676
 Intelek P.L.C..........................    99,880          19,427
 *Interx P.L.C..........................    20,000           3,034
 Intserve P.L.C.........................   144,534         452,041
 *Inveresk P.L.C........................   100,000          18,283
 *Irevolution Group P.L.C...............     5,000              97
 Isoft Group P.L.C......................     7,540          26,926
 Isotron P.L.C..........................    50,325         246,664
 Ite Group P.L.C........................   247,186         121,156
 Itnet P.L.C............................    35,754         108,485
 J.& J. Dyson P.L.C.....................    42,750         102,107
 JKX Oil and Gas P.L.C..................   220,533          43,752
 Jarvis Hotels P.L.C....................   215,318         386,967
 Jarvis P.L.C...........................   193,379         856,058
 *Jarvis Porter Group P.L.C.............    99,894          18,264
 John David Sports P.L.C................   114,500         456,988
 Johnson Group Cleaners P.L.C...........   125,535         532,284
 Johnston Group P.L.C...................    26,000         131,483
 Johnston Press P.L.C...................     7,280          42,309
 Joseph (Leopold) Holdings P.L.C........    14,000         121,446
 *Jourdan (Thomas) P.L.C................    40,000           6,846
 *K S Biomedix Holdings P.L.C...........    94,500          23,159
 KBC Advanced Technologies P.L.C........    25,000          14,977
 *Kalamazoo Computer Group P.L.C........    56,120           5,021
 Keller Group P.L.C.....................   110,000         477,539
 Kensington Group P.L.C.................    30,000          87,059
 *Kewill Systems P.L.C..................    10,000           3,501
 Kidde P.L.C............................    41,000          45,774
 Kier Group P.L.C.......................    11,155          81,319
 *Kiln P.L.C............................   200,000         250,517
 Kleeneze P.L.C.........................    84,300         137,730
 *Knowledge Support Systems Group
   P.L.C................................    25,000           7,391
 Laing (John) P.L.C.....................   275,961         560,364
 Laird Group P.L.C......................    31,700          75,221
 Lambert Howarth Group P.L.C............    25,200          66,659
 *Lamont Holdings P.L.C.................    72,231           1,405
 *Laura Ashley Holdings P.L.C...........   499,150          85,435
 Lavendon Group P.L.C...................    50,092         102,106
 *Leeds Group P.L.C.....................    86,938          25,702
 *Leeds Sporting P.L.C..................    66,000           4,621
 *Leicester City P.L.C..................   100,000          12,059
 Lincat Group P.L.C.....................    19,000          82,780
 Linton Park P.L.C......................    39,000         231,511
 Linx Printing Technologies P.L.C.......    27,000          99,149
 Litho Supplies P.L.C...................    20,000           9,025
 London Bridge Software Holdings
   P.L.C................................   157,269          78,308
 *London Clubs International P.L.C......   144,646          52,329
 *London Forfeiting Co. P.L.C...........    12,000           3,921

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 London Merchant Securities P.L.C.......    40,000     $    75,933
 London Scottish Bank P.L.C.............   263,000         515,630
 Lookers P.L.C..........................    53,160         126,144
 *Lorien P.L.C..........................    60,000          66,286
 Low & Bonar P.L.C......................    95,000          71,693
 *Lowe (Robert H.) & Co. P.L.C..........   251,985           7,842
 Luminar P.L.C..........................     3,000          21,240
 *M.L. Laboratories P.L.C...............    51,042           9,134
 *MDIS Group P.L.C......................   342,029         159,660
 MFI Furniture Group P.L.C..............    60,855         114,576
 MMT Computing P.L.C....................     3,000           3,898
 MS International P.L.C.................    71,500          43,946
 MSB International P.L.C................    16,000          15,187
 MacDonald Hotels P.L.C.................    45,500         153,278
 MacFarlane Group Clansman P.L.C........   228,287         122,550
 Macro 4 P.L.C..........................    42,500          40,009
 Maiden Group P.L.C.....................    16,800          67,705
 Mallett P.L.C..........................    24,837          83,863
 Manganese Bronze Holdings P.L.C........    32,184          29,546
 Marlborough Stirling P.L.C.............   150,000          96,861
 Marshalls P.L.C........................   225,800         779,989
 *Martin International Holdings P.L.C...   135,800          21,131
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345          56,207
 Mayflower Corp. P.L.C..................   550,636         192,779
 McAlpine (Alfred) P.L.C................   196,111         747,618
 McBride P.L.C..........................    10,000           9,958
 McCarthy & Stone P.L.C.................   194,968         960,172
 McKay Securities P.L.C.................    68,500         169,473
 McLeod Russel Holdings P.L.C...........    74,524          55,661
 *Medical Solutions P.L.C...............   126,658          44,343
 *Medisys P.L.C.........................   150,134          18,689
 Meggitt P.L.C..........................    25,306          77,768
 Mentmore Abbey P.L.C...................   236,561         276,068
 Menzies (John) P.L.C...................    57,314         305,445
 *Merant P.L.C..........................   172,500         199,966
 Merchant Retail Group P.L.C............   185,666         356,067
 Merrydown P.L.C........................    59,927          38,697
 Mersey Docks & Harbour Co. P.L.C.......    10,000          84,413
 Metal Bulletin P.L.C...................    95,500         190,949
 Metalrax Group P.L.C...................   358,740         392,137
 Mice Group P.L.C.......................   139,909         113,204
 Michael Page International P.L.C.......    18,000          33,750
 *Microgen Holdings P.L.C...............    45,816          24,239
 Millennium and Copthorne Hotels
   P.L.C................................    31,000         103,467
 Minerva P.L.C..........................    23,000          62,271
 Mitie Group P.L.C......................   500,000         742,994
 Molins P.L.C...........................    68,000         367,685
 Monsoon P.L.C..........................    71,000         127,048
 Morse P.L.C............................    36,866          88,627
 *Moss Brothers Group P.L.C.............   163,400          99,158
 Mowlem (John) & Co. P.L.C..............   319,434         690,888
 Mtl Instruments Group P.L.C............     4,348           9,133
 Mucklow (A & J) Group P.L.C............   175,000         649,439
 *NHP P.L.C.............................   171,875         262,090
 *NSB Retail P.L.C......................   300,000          35,010
 *NXT P.L.C.............................    22,446          20,432
 National Express Group P.L.C...........     6,000          41,919
 Nestor Healthcare Group P.L.C..........   180,200         630,883
 New Look Group P.L.C...................   103,535         426,918
 Newcastle United P.L.C.................   148,923          55,614
                                           SHARES        VALUE+
                                           ------        ------
 Nichols (J.N.) (Vimto) P.L.C...........    66,550     $   115,461
 Nord Anglia Education P.L.C............     5,000          11,865
 Northamber P.L.C.......................    75,888          78,525
 Northgate P.L.C........................   118,200         761,429
 Novar P.L.C............................    21,585          35,434
 *OEM P.L.C.............................    12,000           6,629
 Ocean Wilson Holdings, Ltd.............    84,250          82,589
 Ockham Holdings P.L.C..................   204,751         133,810
 *Orbis P.L.C...........................   142,859           3,890
 Osborne & Little P.L.C.................    11,200          41,825
 Ottakar's P.L.C........................    30,000          86,125
 Owen (H.R.) P.L.C......................    30,000          66,986
 *Oxford Biomedica, Ltd.................    75,000           9,628
 Oxford Instruments P.L.C...............    43,051         106,510
 *Oxford Molecular Group P.L.C..........    41,440           6,126
 PHS Group P.L.C........................   160,000         179,252
 *PPL Therapeutics P.L.C................    43,529           4,911
 PSD Group P.L.C........................    43,500         138,757
 Paladin Resources P.L.C................   274,000         292,047
 Paragon Group of Companies P.L.C.......    47,000         146,265
 Parity Group P.L.C.....................   128,750          36,561
 *Park Food Group P.L.C.................   291,600         106,627
 *Partridge Fine Arts P.L.C.............    58,000          54,149
 Paterson Zochonis P.L.C................    22,000         319,215
 Paterson Zochonis P.L.C. Non-Voting....    27,000         303,538
 Pendragon P.L.C........................    95,750         455,158
 Penna Consulting P.L.C.................    33,000          49,294
 *Peptide Therapeutics Group P.L.C......    35,000         136,151
 Peterhouse Group P.L.C.................    85,427         412,732
 *Pharmagene P.L.C......................   160,000          72,199
 Photo-Me International P.L.C...........   142,620          46,603
 Photo-Scan P.L.C.......................    40,777          59,642
 *Phytopharm P.L.C......................    32,600          58,335
 Pic International Group P.L.C..........   492,975         364,360
 Pillar Property P.L.C..................    41,800         255,612
 Pittards P.L.C.........................    60,985          47,921
 PizzaExpress P.L.C.....................    15,000          69,203
 Planit Holdings P.L.C..................   235,000         126,153
 *Plantation & General Investment
   P.L.C................................    70,623          15,385
 *Plasmon P.L.C.........................   100,000         141,597
 Portmeirion Potteries (Holdings)
   P.L.C................................    22,856          64,905
 Porvair P.L.C..........................    62,000         126,379
 *Powderject Pharmaceuticals P.L.C......    44,500         264,852
 Precoat International P.L.C............    25,000          33,454
 *Premier Consolidated Oilfields
   P.L.C................................   152,488          63,470
 Premier Farnell P.L.C..................    18,000          62,878
 *Pressac Holdings P.L.C................    78,129          24,314
 *Probus Estates P.L.C..................    83,333           1,945
 *Property Partnerships P.L.C...........    10,000           8,091
 *Protherics P.L.C......................   482,694         168,992
 *Proudfoot P.L.C.......................   310,972         286,696
 *Provalis P.L.C........................   375,538          46,747
 *Psion P.L.C...........................   165,200         154,232
 *QSP Group P.L.C.......................    31,250           3,404
 *Queens Moat Houses P.L.C..............   159,000          39,585
 Quintain Estates & Development
   P.L.C................................   108,350         386,922
 *Qxl.com P.L.C.........................   130,000           1,193
 RAC P.L.C..............................    20,000         137,551
 RJB Mining P.L.C.......................    16,000          11,577

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 RM P.L.C...............................    45,490     $    55,565
 *RMS Communications P.L.C..............    15,000               0
 RPC Group P.L.C........................    43,400         114,802
 RPS Group P.L.C........................   192,594         338,636
 Radamec Group P.L.C....................    35,000          15,521
 Radstone Technology P.L.C..............    35,000         152,216
 Ransom (William) & Son P.L.C...........    30,000          14,704
 Redrow Group P.L.C.....................   113,537         412,512
 *Redstone Telecom P.L.C................   148,707           1,099
 *Reece P.L.C...........................   283,750           3,311
 Reed Executive P.L.C...................   116,500         223,875
 Reed Health Group P.L.C................   155,333         250,159
 Reg Vardy P.L.C........................   103,597         577,894
 Regent Inns P.L.C......................   148,109         184,367
 Reliance Security Group P.L.C..........     9,000          74,572
 Renishaw P.L.C.........................   146,806         799,510
 Renold P.L.C...........................   144,000         131,078
 Ricardo Group P.L.C....................    94,709         458,314
 *Richmond Oil & Gas P.L.C..............   220,000               0
 *Rodime P.L.C..........................   435,000          86,300
 *Rolfe & Nolan P.L.C...................    24,000          27,821
 Roseby's P.L.C.........................    45,692         156,414
 Rotork P.L.C...........................   177,977         786,492
 Rowe Evans Investments P.L.C...........    86,917         127,129
 Roxboro Group P.L.C....................    17,586          40,362
 *Roxspur P.L.C.........................    45,958             894
 *Royal Doulton P.L.C...................   240,000          17,738
 Royalblue Group P.L.C..................    47,200         211,150
 Rutland Trust P.L.C....................   174,255          79,987
 S & U P.L.C............................    21,140         142,267
 SCS Upholstery P.L.C...................    29,000         112,585
 SFI Group P.L.C........................    26,713          12,885
 SHL Group P.L.C........................    41,650          52,170
 SIG P.L.C..............................   103,200         296,270
 *SMG P.L.C.............................    50,000          82,857
 Safeland P.L.C.........................    25,000          15,560
 Salvesen (Christian) P.L.C.............   183,157         153,897
 Sanctuary Group P.L.C..................   320,000         210,372
 Sanderson Bramall Motor Group P.L.C....    68,166         349,490
 Savills P.L.C..........................   104,000         220,891
 Scapa Group P.L.C......................    44,337          18,282
 *Scipher P.L.C.........................    28,803          20,168
 Scottish Radio Holdings P.L.C..........    17,200         167,940
 Secure Trust Group P.L.C...............    27,118         147,685
 Securicor P.L.C........................    31,000          37,624
 Selfridges P.L.C.......................    85,000         369,669
 Senior Engineering Group P.L.C.........   122,900          38,725
 *Servicepower Technologies P.L.C.......   150,000          10,503
 Seton Healthcare Group P.L.C...........     9,000          37,811
 Severfield-Rowan P.L.C.................    20,000          85,736
 Shaftesbury P.L.C......................   137,500         527,389
 Shanks & McEwan Group P.L.C............    92,900         139,494
 *Sherwood International, Ltd...........    16,674          23,740
 Shiloh P.L.C...........................    14,500          42,304
 *ShopRite Group P.L.C..................   204,780          27,881
 Silentnight Holdings P.L.C.............    84,300         173,802
 Simon Engineering P.L.C................   348,089         208,527
 Sinclair (William) Holdings P.L.C......    53,000          42,471
 Sindall (William) P.L.C................    66,000         219,771
 Sirdar P.L.C...........................    41,600          40,456
 Skillsgroup P.L.C......................    79,475           8,347
                                           SHARES        VALUE+
                                           ------        ------
 *Skyepharma P.L.C......................    29,000     $    20,306
 Smart (J.) & Co. (Contractors) P.L.C...    22,500         140,916
 *Smartlogik P.L.C......................   207,000             451
 Smith (David S.) Holdings P.L.C........    80,000         184,854
 *Soco International P.L.C..............    59,000         323,611
 Somerfield P.L.C.......................    24,000          27,261
 South Staff Water Holdings P.L.C.......   108,000         799,072
 Southampton Leisure Holdings P.L.C.....    19,615           7,478
 Spectris P.L.C.........................     6,180          30,675
 Spirax-Sarco Engineering P.L.C.........    91,811         557,149
 Spirent P.L.C..........................    49,137          11,966
 *Sportsworld Media Group P.L.C.........    26,049           2,128
 Spring Group P.L.C.....................   169,495         142,417
 Springwood P.L.C.......................    37,500          18,380
 St. Ives P.L.C.........................    30,000         175,751
 St. Modwen Properties P.L.C............    50,000         117,868
 Staffware P.L.C........................    12,000          49,948
 Stagecoach Holdings P.L.C..............   358,074         100,290
 Stanley (Charles) Group P.L.C..........    76,800         124,281
 Stanley Leisure Organisation P.L.C.....   221,258       1,396,052
 Sterling Publishing Group P.L.C........    75,298          11,716
 Stirling Group P.L.C...................   193,011          55,560
 *Stylo P.L.C...........................   127,367          62,428
 *Superscape P.L.C......................    14,621           3,981
 Swallowfield P.L.C.....................    15,000          19,839
 Syltone P.L.C..........................    50,400          75,286
 *Synstar P.L.C.........................   143,000         132,393
 T & S Stores P.L.C.....................   138,335         944,949
 TT Group P.L.C.........................    28,080          55,053
 *Tadpole Technology P.L.C..............   109,090          16,550
 *Tandem Group P.L.C....................   327,365               0
 Tarsus Group P.L.C.....................    34,855          17,084
 Taylor & Francis Group P.L.C...........    14,600         112,453
 Taylor Nelson AGB P.L.C................    19,000          48,042
 Ted Baker P.L.C........................    38,800         143,990
 Telemetrix P.L.C.......................   165,708         140,524
 *Telme.com P.L.C.......................   250,000          55,433
 *Telspec P.L.C.........................    25,000          15,366
 *Ten Alps Communications P.L.C.........     2,352             549
 Terence Chapman Group P.L.C............    62,500          11,670
 Tex Holdings P.L.C.....................    14,000          19,497
 The Innovation Group P.L.C.............   270,000          64,069
 The Malcolm Group P.L.C................   109,377         119,985
 The Television Corp. P.L.C.............    66,330         164,104
 Thistle Hotels P.L.C...................   140,000         262,499
 Thorntons P.L.C........................   158,000         341,730
 Thorpe (F.W.) P.L.C....................    24,000          40,705
 Tibbett & Britten Group P.L.C..........    86,123         523,972
 Tinsley (Eliza) Group P.L.C............    19,844           9,263
 Topps Tiles P.L.C......................    69,690         304,711
 Tops Estates P.L.C.....................    30,088          92,464
 Torex P.L.C............................    73,041         389,259
 *Torotrak P.L.C........................    99,193          33,956
 *Tottenham Hotspur P.L.C...............   150,000          59,517
 Town Centre Securities (New) P.L.C.....   142,137         302,998
 *Trace Computers P.L.C.................    33,552          24,276
 Transport Development Group P.L.C......    19,782          45,710
 Trifast P.L.C..........................   135,388          97,959
 *Tullow Oil P.L.C......................    17,850          24,025
 Ulster Television, Ltd.................   115,602         620,578
 *Ultima Networks P.L.C.................   100,000           1,556
 Ultra Electronics Holdings P.L.C.......    49,745         356,831

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Ultraframe P.L.C.......................    37,200     $   142,104
 Umeco P.L.C............................    18,250          82,636
 Uniq P.L.C.............................    20,000          55,549
 Unite Group P.L.C......................   103,051         268,583
 Universal Salvage P.L.C................    14,255          21,848
 VT Group P.L.C.........................    93,375         330,540
 *Vanguard Medica Group P.L.C...........    13,172          21,828
 *Vega Group P.L.C......................    32,300          29,402
 *Vert (Jacques) P.L.C..................    45,000           8,577
 Vibroplant P.L.C.......................    83,100         127,365
 Victoria Carpet Holdings P.L.C.........    12,000          29,035
 Victrex P.L.C..........................    96,254         335,489
 Vitec Group P.L.C......................    15,242          78,265
 *Vocalis Group P.L.C...................    16,000             747
 Volex Group P.L.C......................    58,801          89,207
 WSP Group P.L.C........................    90,000          86,125
 Wagon Industrial Holdings P.L.C........    65,292         126,486
 *Walker Greenbank P.L.C................    53,105          12,188
 Warner Estate Holdings P.L.C...........    70,000         345,823
 Waste Recycling Group P.L.C............     5,000          14,393
 *Waterdorm P.L.C.......................   105,000               0
 Waterman Partnership Holdings P.L.C....    74,473          74,164
 Watermark Group P.L.C..................    50,000          70,020
 *Waverly Mining Finance P.L.C..........    42,500           3,968
 Weir Group P.L.C.......................    35,236         120,072
 Wellington Holdings P.L.C..............     9,000          10,573
 Wembley P.L.C..........................     6,053          69,085
 Westbury P.L.C.........................   202,522         940,651
 *Weston Medical Group P.L.C............    50,200           4,882
 Wetherspoon (J.D.) P.L.C...............    25,000          70,604
 Whatman P.L.C..........................   241,935         297,398
 White Young Green P.L.C................     9,000          18,205
 Whitehead Mann Group P.L.C.............    95,000         181,080
 *Whittard of Chelsea P.L.C.............    30,000          48,781
 *Wiggins Group P.L.C...................  1,148,266         71,468
 Wilmington Group P.L.C.................    28,692          35,716
 Wilshaw P.L.C..........................   198,409          66,376
 Wilson (Connolly) Holdings P.L.C.......    69,000         154,068
 Wilson Bowden P.L.C....................     7,000          86,755
 Wintrust P.L.C.........................    22,500         131,288
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873         682,976
 Woolworths Group P.L.C.................    70,000          46,291
 *Worthington Group P.L.C...............   102,653           5,191
 Wyevale Garden Centres P.L.C...........    36,271         223,212
 Wyndeham Press Group P.L.C.............    73,066         148,367
                                           SHARES        VALUE+
                                           ------        ------
 *XAAR P.L.C............................    18,405     $     8,591
 XANSA P.L.C............................    16,000          16,058
 *Xenova Group P.L.C....................   145,714          74,822
 YJL P.L.C..............................    35,932          20,407
 Yates Brothers Wine Lodges P.L.C.......    23,915          31,630
 *Yorkshire Group P.L.C.................    82,504          17,973
 Young & Co's Brewery P.L.C.............    10,000          88,692
 Young & Co's Brewery P.L.C. Class A....     5,234          59,045
 Yule Catto & Co. P.L.C.................    55,732         237,611
 *Zetters Group P.L.C...................    34,486          77,003
 Zotefoams P.L.C........................    62,092          82,094
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $98,850,925)....................                96,477,676
                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $138,965)......................                   122,139
                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000               0
 *Letter of Entitlements -- Audemars
   Piguet...............................    90,242               0
                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $98,989,890)....................                96,599,815
                                                       -----------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,301,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $2,298,124) to be
   repurchased at $2,266,228
   (Cost $2,266,000)....................  $  2,266       2,266,000
                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $101,255,890)++.................               $98,865,815
                                                       ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $101,267,032.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
FRANCE -- (15.6%)
COMMON STOCKS -- (15.6%)
 *Algeco................................       1,200   $     89,469
 *#Alten SA.............................       6,000         53,001
 Apem SA................................       1,000         34,817
 *April Group SA........................       9,600        166,643
 Arkopharma.............................       1,200         49,050
 Assystem SA............................       2,657         77,575
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       2,367        336,710
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       4,615        700,105
 #Beghin-Say............................       6,100        222,092
 *Beneteau SA...........................       4,700        215,536
 *Berger Levrault SA....................         476         45,315
 Boiron SA..............................       3,800        292,959
 *Bonduelle SA..........................       1,900        126,634
 Bongrain SA............................       3,700        157,053
 Brioche Pasquier SA....................       5,200        306,229
 *Buffalo Grill SA......................       1,028         14,828
 Burelle SA.............................       4,030        255,368
 *Business Objects SA...................      16,500        343,374
 CEGID SA...............................       4,500        179,953
 *CS Communication et Systemes..........       4,983         35,690
 Carbone Lorraine.......................      33,245        881,674
 Cegedim SA.............................       6,400        248,294
 Cereol.................................       6,074        193,472
 Change de la Bourse SA.................         614         14,048
 *Christian Dalloz SA...................       2,585        214,718
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................       6,400        198,317
 Cie Francaise des Ferrailles...........      10,576        465,539
 #Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............      61,820        667,237
 *Clarins SA............................       6,600        259,992
 *Club Mediterranee SA..................       4,600        112,568
 Compagnie Financiere Saint-Honore......         770         86,631
 Comptoir des Entrepreneurs SA..........       2,800         94,423
 Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA...........       2,992        937,549
 *Consortium International de Diffusion
   et de Representation Sante...........         600          6,858
 Continentale d'Entreprises SA..........      21,507        761,643
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................         840        212,244
 Cristalleries de Baccarat..............       1,090         98,671
 *DMC (Dollfus Mieg et Cie).............       3,100         20,353
 #Damart SA.............................      22,900      2,300,798
 *Damartex SA...........................      22,900        220,740
 De la Rue Imperiale de Lyon............      14,432      1,808,917
 *Delachaux SA..........................         300         15,220
 Deveaux SA.............................       1,040         76,040
 Didot-Bottin...........................       1,620        126,908
 *Dynaction SA..........................      10,660        257,046
 Eiffage SA.............................       3,825        289,179
 Electricite de Strasbourg..............      23,784      1,282,348
 *Elior.................................      24,600        159,063
                                            SHARES        VALUE+
                                            ------        ------
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................      29,814   $          0
 Esso SA................................       3,200        254,501
 *Etam Developpement SA.................       3,100         46,257
 *Euler-Hermes SA.......................      11,926        250,322
 *Euro Disney SCA.......................     253,400        131,079
 *Evialis SA............................         400         15,757
 *Exel Industries SA....................         600         23,278
 Explosifs et de Produits Chimiques.....         524        111,601
 #Faurecia SA...........................       6,500        270,278
 Fimalac SA.............................     106,937      2,853,043
 Fininfo SA.............................       9,760        158,256
 *Fleury Michon SA......................         900         25,963
 Fonciere Lyonnaise SA..................       9,596        280,646
 *Fonderies Franco Belge................         492         42,140
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       4,250        253,666
 *GCI (Groupe Chatellier Industrie SA)..       7,258            722
 GFI Industries SA......................       6,845        118,276
 *GFI Informatique SA...................      23,400        133,846
 *Gantois Series A......................         647         41,835
 Gascogne SA............................       6,472        472,237
 *#Gaumont..............................      14,607        624,815
 *Generale de Geophysique SA............      20,770        427,896
 *Generale de Sante.....................       9,300         96,214
 *Generale Location SA..................       9,000        133,309
 *Geodis SA.............................         800         20,612
 Gevelot................................       3,584        131,914
 *Gifi..................................       1,600         45,759
 Grands Moulins de Strasbourg...........         110         14,225
 Grandvision SA.........................       7,000        130,563
 Group Crit.............................       2,000         26,540
 Groupe AB SA...........................       4,500         43,645
 Groupe Bourbon SA......................       1,600        111,414
 Groupe du Louvre SA....................       2,705        161,451
 Groupe Guillin SA......................       1,200         52,703
 Groupe Norbert Dentressangle SA........       6,320        130,202
 *Groupe Steria.........................       3,400         48,366
 *Guitel-Etienne-Mobilor SA.............         116          1,268
 Guyenne et Gascogne SA.................      26,000      2,071,703
 Hoteliere Lutetia Concorde.............       2,505        234,238
 Hotels et Casinos de Deauville.........       2,055        531,504
 *Hyparlo SA............................       1,836         50,135
 IMS International Metal Service SA.....      12,630         60,181
 Industrielle et Financiere d'Entreprise
   SA...................................         300         20,293
 *#Infogrames Entertainment SA..........      22,000         83,381
 *Informatique et Realite SA............       2,643          1,867
 Ipsos SA...............................       1,800        107,435
 *Kaufman et Broad SA...................       2,600         49,116
 Laurent-Perrier........................       1,400         41,780
 *Lectra Systemes SA....................      19,192         95,458
 Legris Industries SA...................       9,350        191,416
 *MRM...................................       1,424         21,680
 Manitou SA.............................      11,092        601,903
 *Manutan International SA..............       1,300         27,157

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Marionnaud Parfumeries Retails
   Perfumes.............................       3,592   $    135,782
 Matussiere et Forest SA................      13,600        102,007
 *Metaleurop SA.........................      35,449         68,764
 *Montupet SA...........................      32,450        461,607
 *NAF NAF SA............................       4,200         71,820
 *Neopost SA............................       7,200        200,545
 Nord-Est SA............................           9            165
 PSB Industries SA......................       1,240         98,619
 *Penauille Polyservices SA.............      10,200         81,275
 *Pier Import Europe SA.................      12,100         40,684
 *Pierre & Vacances.....................       2,000        126,534
 Pinguely-Haulotte SA...................      25,000        129,817
 Plastic Omnium.........................       5,141        357,987
 *Prosodie SA...........................         900         15,220
 Provimi SA.............................       6,200         82,769
 *Radiall SA............................       1,340         52,920
 Robertet SA............................       1,076         83,489
 *Rodriguez Group SA....................       3,000        159,660
 Rougier SA.............................       2,040        102,481
 SA Fromageries Bel la Vache Qui Rit....         500         52,225
 SDR de Bretagne SA.....................         714         10,903
 SEB SA Prime Fidelite 2002.............       3,000        238,744
 SGE (Societe Generale d'Enterprise
   SA)..................................         252         14,477
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....       3,064        514,192
 #SR Teleperformance....................      90,928      1,910,351
 *Sabate SA.............................      16,900         80,696
 Sabeton................................      13,500        138,994
 Samse SA...............................       4,400        358,912
 Sechilienne-Sidec......................       2,200        189,304
 Securidev SA...........................       1,500         13,414
 Selectibanque SA.......................       7,100        121,622
 Sidergie SA............................       8,000         92,314
 #Skis Rossignol SA.....................      41,668        374,293
 Smoby SA...............................         500         12,833
 #Societe Financiere Interbail SA.......      17,550        549,932
 *Societe Francais des Papiers Peints...         400          7,560
 Sopra SA...............................       6,900        158,556
 *Stallergenes..........................         549         14,827
 Ste Virbac SA..........................       6,852        179,946
 *Stef-Tfe SA...........................         332         17,818
 Sucriere de Pithiviers-le-Vieil........       1,825        695,318
 Taittinger SA..........................      12,700      1,642,361
 Touax (Touage Investissement SA).......      10,378        136,479
 Transiciel SA..........................       3,700         36,696
 *Trigano SA............................       3,000         89,261
 *Trouvay et Cauvin SA..................       1,500            134
 *Ubi Soft Entertainment SA.............       4,100         71,415
 Unilog SA..............................       6,320        232,616
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      31,700      1,808,482
 *Valtech, La Defense...................      20,000         22,482
 Vermandoise de Sucreries...............         323        234,878
 Viel et Cie............................      44,339        116,884
 Vilmorin et Cie SA.....................       2,349        193,947
                                            SHARES        VALUE+
                                            ------        ------
 *Vivarte SA............................       8,299   $    297,201
 Zodiac SA..............................      14,200        291,413
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,938,055)....................                 40,880,362
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Geodis (Ex-Calbersn) Rights 12/04/02..         800            326
 *Prosodie SA Warrants 10/28/06.........         900            886
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      1,212
                                                       ------------
TOTAL -- FRANCE
  (Cost $34,938,055)....................                 40,881,574
                                                       ------------
GERMANY -- (11.4%)
COMMON STOCKS -- (11.4%)
 AWD Holding AG.........................      14,000        207,508
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................       2,957         24,120
 *Aareal Bank AG........................      13,400        169,289
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................       1,400          3,036
 *Adva AG Optical Networking............       3,500          6,650
 *Agrob AG..............................       5,800         32,887
 Aigner (Etienne) AG....................         600         94,304
 Aixtron AG.............................      24,100        153,673
 Amadeus AG.............................       1,400          8,816
 Andreae-Noris Zahn AG, Anzag...........      27,200        757,615
 Anterra Vermoegensverwaltungs AG.......       1,350         94,006
 *Articon Integralis AG.................       2,100          3,844
 Augusta Technologie AG.................       3,200          5,698
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................      11,550        338,368
 *Baader Wertpapier Handelsbank AG......       7,900         23,576
 #Balda AG..............................      12,800         61,118
 *#Beate Uhse AG........................      16,800        170,463
 Bechtle AG.............................       6,400         43,738
 *Berliner Elektro Holding AG...........      11,061         45,663
 *Berliner Kindl-Brauerei AG............         790        168,977
 Bertrandt AG...........................       3,100         49,186
 Beru AG................................       3,600        155,064
 Bilfinger & Berger Bau AG..............      14,400        239,222
 Boewe Systec AG........................       3,000         56,851
 *Brau und Brunnen AG...................       4,995        257,387
 Bremer Energiekonto AG.................       5,000         11,440
 *Bremer Woll-Kaemmerei AG..............      19,960         22,834
 *Brillant AG...........................       1,310         18,635
 *Ce Consumer Electrnic AG..............       5,800         17,944
 *Ceag AG...............................      20,670         90,472
 *Celanese AG...........................      20,650        482,736
 *Centrotec Hochleistungskunststoffe
   AG...................................       2,300         17,389
 Cewe Color Holding AG..................       1,900         30,524
 *Comdirect Bank AG.....................      51,900        192,058
 Computerlinks AG.......................         600          2,668
 *Concordia Bau und Boden AG............     102,602        348,042
 *Condomi AG............................       1,800         12,265
 *D. Logistics AG.......................      13,100         26,063
 *Dab Bank AG...........................      29,600         88,335
 *Data Modul AG.........................       2,640         19,959
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................      87,200         47,709
 Deutsche Verkehrs-Bank AG..............       7,124        527,961

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Dierig Holding AG.....................      10,500   $    100,273
 Dis Deutscher Industrie Service AG.....       4,200         63,924
 *Dom-Braugerei AG......................       1,100         47,052
 Douglas Holding AG.....................      14,400        282,196
 Duerr Beteiligungs AG..................      14,750        242,102
 Dyckerhoff AG DM50.....................      12,750        134,950
 Edscha AG..............................       3,500         91,220
 *Elmos Semiconductor AG................       6,100         57,950
 ElreingKlinger AG......................       1,500         40,288
 *#Em TV & Merchandising AG.............      57,400         57,671
 *Epcos AG..............................      25,700        447,397
 Erlus Baustoffwerke AG.................         297        100,452
 *Erste Kulmbacher Actien Brauerei AG...         432              0
 Escada AG..............................      10,260        100,532
 *Eurobike AG...........................       1,700          5,496
 *Evotec Biosystems AG..................      11,600         24,694
 FJA AG.................................       2,800         71,026
 Feilmann AG............................       7,750        285,250
 *Freenet.De AG.........................       1,900          9,450
 Fuchs Petrolub AG Oel & Chemie.........       2,231        155,353
 GFK AG.................................       9,600        143,246
 *GPC Biotech AG........................       6,000         20,890
 *Gft Technologies AG...................      22,600         36,870
 Gilde Brauerei AG......................       1,200      1,187,752
 Goldschmidt (T.H.) AG..................      83,200      2,224,714
 *Grenkeleasing AG......................       5,000         54,712
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................       2,665         80,857
 Hamborner AG...........................      21,000        449,138
 *Herlitz AG............................       3,462          7,129
 #Hochtief AG...........................      18,500        257,645
 *Holsten-Brauerei AG...................      38,462        677,215
 *Hucke AG..............................       8,300         22,706
 *Hugo Boss AG..........................      13,550        132,095
 IFA Hotel & Touristik AG...............       7,000         57,100
 *IM International Media AG.............       5,200          4,914
 Interseroh AG..........................         250          2,338
 *Intershop Communications AG...........      36,600         28,399
 Ivg Holding AG.........................      44,000        404,870
 Iwka AG................................      26,613        285,916
 *Ixos Software AG......................       6,100         30,704
 Jenoptik AG............................      15,000        170,105
 K & S Aktiengesellschaft AG............     129,500      2,290,462
 KSB AG.................................       2,387        185,212
 KWS Kleinwanzlebener Saatzucht AG......       1,650        796,063
 *Kampa-Haus AG.........................      10,375         39,219
 Keramag Keramische Werke AG............      13,000        442,274
 *Kloeckner Humboldt-Deutz AG...........      25,650         44,397
 Kloeckner-Werke AG.....................      14,650        107,114
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      28,473        252,084
 *Kontron AG............................       9,678         31,674
 Kromschroeder (G.) AG..................      26,520        195,221
 Krones AG..............................       2,900        136,308
 *LPKF Laser & Electronics AG...........       2,200          7,813
 *Lambda Physik AG......................       3,500         24,372
 Leifheit AG............................      12,500        298,430
 Leoni AG...............................      25,000        708,772
 Loewe AG...............................       2,800         34,260
 *MLF Holding fuer Umwelttechnologie
   AG...................................         165              0
                                            SHARES        VALUE+
                                            ------        ------
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................          33   $          0
 MVV Energie AG.........................      20,200        283,330
 *MWG Biotech AG........................       6,600          3,086
 Mannheimer Aktiengesellschaft Holding
   AG...................................      35,580        725,573
 Markt und Kuehlhallen AG...............      14,000        272,964
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................       2,400          1,910
 Maxdata AG.............................      11,500         35,578
 *Medigene AG...........................       4,900         23,104
 Mensch und Maschine Software AG........         900          5,819
 *Moksel (A.) AG........................      15,800         30,649
 *Morphosys AG..........................       1,100          7,824
 Muehlabauer Holdings AG & Co. KGAA.....       2,300         30,430
 *Nemetschek AG.........................       3,800          5,103
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      12,170         96,851
 *Niedermayr Papierwarenfabrik AG.......         962         11,005
 #Norddeutsche Affinerie AG.............      11,950        133,734
 *Norddeutsche Steingutfabrik AG........       5,960         31,126
 *Novasoft AG...........................       6,700         16,396
 *Ohb Teledata..........................       4,750         16,467
 *Pandatel AG...........................       2,000          6,486
 *Parsytec AG...........................         700          1,755
 *Pfaff (G.M.) AG.......................      80,000         24,670
 Pfeiffer Vacuum Technology AG..........       3,300         67,296
 Pfleiderer AG..........................      17,000         67,306
 Phoenix AG, Hamburg....................      37,500        226,061
 Plambeck Neue Energien AG..............       5,000         39,542
 Progress-Werk Oberkirch AG.............       5,000         99,477
 Puma AG................................       5,700        391,242
 *Qs Communications AG..................       5,900          2,700
 Rational AG............................       4,300        135,597
 Reiter Ingolstadt Spinnereimaschinen
   AG...................................       1,200        186,220
 Renk AG................................      19,400        366,671
 Rheinmetall Berlin AG..................      45,000        707,280
 Rhoen Klinikum AG......................       6,550        237,824
 *SAP Systems Integrations AG...........      13,600        146,788
 *SGL Carbon AG.........................       8,050         64,063
 Salzgitter AG..........................      24,900        163,480
 Sartorius AG...........................       2,600         15,777
 *Schlott Sebaldus AG...................       1,500         20,592
 Schwarz Pharma AG......................      18,000        554,901
 Sektkellerei Schloss Wachenheim AG.....      15,120         94,006
 *Senator Entertainment AG..............       9,800          4,972
 *#Singulus Technologies AG.............      13,900        237,829
 Sinner AG, Karlsruhe...................       4,160         40,348
 Sixt AG................................       6,500         63,690
 Software AG............................      10,250        119,297
 Stada Arzneimittel AG..................       7,350        277,839
 *Stahl (R.) AG.........................       2,000          9,351
 *Steag Hamtech AG......................      11,000         33,922
 Stoehr & Co. AG........................      16,000         80,218
 *Strabag AG............................       3,332         53,862
 Stuttgarter Hofbraeu AG................      18,000        288,284
 Sued-Chemie AG.........................      29,146        739,334
 *Suess Microtec AG.....................       4,600         13,522
 Takkt AG...............................      29,100        102,185
 Tarkett AG.............................      12,800         81,491

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Techem AG.............................       9,100   $     73,324
 Technotrans AG.........................       2,400         16,354
 *Telegate AG...........................       1,400          4,164
 *United Internet AG....................      20,800        157,667
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       9,415         20,605
 VK Muehlen AG..........................       1,312         77,656
 Vereinigte Deutsche Nickel-Werke AG....      25,500        204,201
 Vossloh AG.............................      15,900        349,551
 W.E.T. Automotive Systems AG...........         800         28,808
 *WCM Beteiligungs AG...................     100,666        269,375
 Walter AG..............................      13,500        433,231
 *Walter Bau AG, Augsburg...............      44,271         41,837
 Wanderer-Werke AG......................       7,903        104,560
 *Wedeco AG Water Technology............       4,000         50,494
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................       7,000         24,372
 Wuerttembergische Hypotheken Bank AG...      21,827        803,373
 Wuerttembergische Lebensversicherung
   AG...................................       4,430         49,356
 Wuerttembergische Metallwarenfabrik
   AG...................................      30,330        377,141
 Wuerzburger Hofbraeu AG................         133         28,842
 Zapf Creation AG.......................       2,900         72,265
                                                       ------------
TOTAL -- GERMANY
  (Cost $36,416,214)....................                 30,002,362
                                                       ------------
ITALY -- (10.9%)
COMMON STOCKS -- (10.9%)
 Acea SpA...............................      95,000        457,394
 *Actelios SpA..........................      25,801        156,819
 Aem Torino SpA.........................     204,000        231,140
 *Air Dolomiti..........................       3,000         49,539
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................   1,812,400        524,649
 *Auschem SpA (In Liquidation)..........      82,000              0
 Azienda Mediterranea Gas e Acqua SpA...     171,000        137,785
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................      67,500        280,002
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      14,700        165,972
 Banca Popolare di Lodi Scarl...........      69,000        597,845
 Banca Profilo SpA......................      58,000         84,814
 Banca Toscana..........................     117,700        545,612
 Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari.................     120,000        753,238
 Banco di Desio e della Brianza SpA.....      67,500        164,510
 Banco Piccolo Valellinese Scarl SpA....      30,700        249,507
 *Bastogi SpA...........................   1,183,000        116,504
 Bayerische Vita SpA....................      49,000        157,442
 *Beghelli SpA..........................      96,000         48,895
 #Beni Stabili SpA, Roma................     978,500        468,196
 *Binda SpA.............................   1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................       9,675        104,906
 Bremba SpA.............................      40,375        196,802
 Brioschi Finanziaria SpA, Milano.......     175,000         34,991
 Buzzi Unicem SpA.......................      73,100        501,751
 CAMFIN (Cam Finanziaria)...............      36,527        106,646
                                            SHARES        VALUE+
                                            ------        ------
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     453,600   $    471,532
 *#CMI SpA..............................      51,602        207,381
 CSP International Industria Calze
   SpA..................................      10,000         16,911
 Caltagirone Editore SpA................      71,800        396,405
 Caltagirone SpA........................     178,399        722,285
 *Carraro SpA...........................      14,000         20,737
 Cementeria di Augusta SpA..............     105,000        142,053
 Cementir Cementerie del Tirreno SpA....     249,704        616,026
 *Cirio Finanziaria SpA.................     175,000         39,169
 Class Editore SpA......................      44,000         90,166
 #Compagnia Assicuratrice Unipol SpA....     199,333        793,160
 Credito Artigiano SpA..................      53,900        175,867
 *Cremonini SpA.........................      79,400        104,102
 *Cucirini SpA..........................      30,000         28,351
 *Dalmine SpA...........................   1,976,700        271,357
 Danieli & C.Officine Meccaniche SpA....      66,500        122,381
 *Dataconsyst C.G.S. SpA, Monza.........         220              0
 *Del Favero SpA........................      86,000              0
 *Ducati Motor Holding SpA..............      86,500        160,048
 *#E.Biscom SpA.........................      21,500        688,677
 *Emak..................................      12,000         27,993
 Erg SpA................................      95,000        376,122
 Ericsson SpA...........................      14,800        297,396
 *Esprinet..............................       2,000         24,690
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................      25,000              0
 *Finarte Casa d'Aste SpA (Milano)......      56,266         80,599
 *Finarte Partecipazioni Pro Arte SpA...     162,693        113,289
 *Fincasa 44 SpA........................      65,000         23,601
 *#Finmatica SpA........................      26,300        289,879
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....      90,000              0
 *Fochi (Filippo) SpA...................     216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................     310,000              0
 Gabetti Holding SpA....................      55,000        103,953
 *Gefran................................       6,000         21,964
 Gemina SpA.............................     200,300        170,958
 *Gerolimich SpA (In Liquidation).......     297,400              0
 Gewiss SpA.............................     221,700        624,128
 Giovanni Crespi SpA....................      21,000         14,059
 Grandi Navi Veloci SpA.................      38,000         60,104
 *Grassetto SpA.........................     279,125              0
 Gruppo Ceramiche Ricchetti SpA.........     109,000         39,035
 #Gruppo Editoriale L'espresso SpA......      32,500        126,410
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................      34,500        195,621
 *#Impregilo SpA........................     532,000        205,865
 Industria Macchine Automatique SpA.....      23,000        285,767
 Industria Romagnola Conduttori
   Elettrici SpA........................       8,000         20,651
 Industrie Zignago S. Margherita SpA....      52,000        576,249
 Interbanca SpA.........................      28,600        575,266
 Interpump Group SpA....................      45,000        181,296
 Ipi SpA................................      70,700        263,034
 Italdesign Giugiaro SpA................      27,000         99,646
 #Italmobiliare SpA, Milano.............      12,750        429,963
 La Doria SpA...........................      13,000         23,989
 *La Fondiara Assicurazioni SpA.........      48,000        147,544

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Linificio and Canapificio Nazionale
   SpA..................................      22,000   $     25,277
 Locat SpA..............................      40,000         27,694
 Maffei SpA.............................      52,500         64,655
 *Mandelli SpA..........................      41,000              0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................     138,000        720,709
 Manuli Rubber Industries SpA...........      42,000         51,849
 Merloni Elettrodomestici SpA...........     155,000      1,640,571
 Milano Assicurazioni SpA...............     199,700        408,236
 *Mirato SPA............................       7,000         35,861
 *Monrif SpA............................     150,000         84,754
 Montefibre SpA.........................     143,130         89,700
 Navigazione Montanari SpA..............      60,000         71,862
 *Necchi SpA............................     164,250         13,643
 *Olidata SpA...........................      20,000         33,921
 *Opengate Group SpA....................       4,000         24,750
 Pagnossin SpA..........................       9,000         13,250
 Perlier SpA............................     100,700         17,480
 Permasteelisa SpA......................      15,800        249,120
 Pininfarina SpA........................      31,285        651,991
 *Poligrafici Editoriale SpA............     132,000        153,501
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     311,330        240,018
 *Premaimm SpA..........................     179,000         18,964
 Premuda SpA............................      22,500         21,353
 *Ratti SpA.............................      31,768         18,645
 Recordati Industria Chimica e
   Farmaceutica SpA.....................      48,000      1,074,349
 Reno de Medici SpA, Milano.............     166,105        145,903
 *Risanamento Napoli SpA................     106,600        149,095
 *Rodriquez SpA.........................      41,250              0
 SAES Getters SpA.......................      14,750        128,387
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      20,500        320,166
 SAIAG SpA (Industrie Articoli Gomma)...      30,000         95,796
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................      65,000         89,166
 SMI STA Metallurgica Italiana SpA......     565,280        261,480
 *SNIA SpA..............................     502,039        893,948
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................      85,000         25,028
 Sabaf SpA..............................       6,000         91,618
 *#Saeco International Group SpA........     117,000        408,521
 Savino del Bene SpA....................      20,000         43,173
 *Schiapparelli 1824 SpA, Milano........      15,000          1,492
 Sirti SpA..............................     121,000        121,691
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................      24,700        560,705
 *Societe Sportiva Lazio SpA............      69,400         52,468
 Sogefi SpA.............................     182,500        354,921
 Sol SpA................................      53,200        131,246
 Stefanel SpA...........................      54,400         67,644
 *Targetti Sank.........................       8,000         23,397
 *Tecnodiffusione Italia SpA............       3,332         19,291
 Terme Demaniali di Acqui SpA...........     199,500         62,712
 *Tod's Group SpA.......................      14,000        482,562
 Trevi-Finanziaria Industriale SpA......      30,000         26,978
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........     113,898              0
                                            SHARES        VALUE+
                                            ------        ------
 *Unione Manifatture SpA (In
   Liquidation).........................     156,000   $          0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................     539,000              0
 *Viaggi del Ve.........................      14,000         32,589
 Vianini Industria SpA..................      52,520        129,046
 Vianini Lavori SpA.....................     180,752        863,070
 Vittoria Assicurazioni SpA.............      51,500        194,676
 Zucchi (Vincenzo) SpA..................     144,350        562,891
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,314,861)....................                 28,692,451
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     149,178              0
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................       1,332            386
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        386
                                                       ------------
TOTAL -- ITALY
  (Cost $33,314,861)....................                 28,692,837
                                                       ------------
SWITZERLAND -- (9.9%)
COMMON STOCKS -- (9.8%)
 *A. Hiestad Holding AG.................         100         22,920
 AFG Arbonia-Forster Holding AG.........       2,610        137,238
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................          30         16,078
 *Actelion, Ltd.........................       4,400        180,934
 Agie Charmilles Holding AG.............       3,000         98,692
 Alcopor Holding SA.....................         200         22,920
 *Also Holding AG.......................         120         25,077
 *Ascom Holding AG......................       2,700          9,556
 BHB Beteiligungs und
   Finanzgesellschaft...................         150          4,440
 BVZ (Brig Visp Zermatt) Holding AG.....         370         49,885
 *Bachem AG.............................         500         22,347
 Bank Coop AG...........................       5,881        729,471
 Bank Sarasin & Cie Series B, Basel.....         274        295,535
 *Banque Cantonale de Geneve............       1,344        121,407
 Banque Cantonale du Jura...............         450         59,761
 *Banque Cantonale Vaudois..............         600         34,380
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................         120        608,733
 *Barry Callebaut AG....................       1,000        105,837
 Basellandschaftliche Kantonalbank......         600        263,312
 Basler Kantonalbank....................       5,250        240,662
 *Belimo Holdings.......................         130         28,394
 *Berna Biotech.........................       2,400         21,033
 Bobst Group SA.........................      18,200        552,106
 Bon Appetit Holding A..................       1,650         78,362
 *Bossard Holding AG....................       6,350        139,122
 *Bucher Industries AG,
   Niederweningen.......................       3,355        305,327
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................         280         99,851
 *Calida Holding AG.....................         396         36,039
 *Carlo Gavazzi Holding AG..............         910         22,084
 *Centerpulse AG........................         590         94,660
 *Charles Voegele Holding AG............       1,800         39,922
 Cie Financiere Tradition...............       5,000        240,999
 Conzzeta Holdings AG...................       1,415        830,832

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Crossair AG, Basel....................       2,595   $     61,227
 Daetwyler Holding AG, Atldorf..........         348        422,270
 *Disetronic Holding AG.................         400        154,509
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........       8,390      2,827,944
 *ESEC Holding AG.......................         400         34,852
 Edipresse SA, Lausanne.................         694        257,313
 Eichhof Holding AG.....................         188         74,140
 Energie Electrique du Simplon SA.......         350         28,313
 Escor AG, Duedingen....................         744         13,040
 *Feintol International Holding AG......         110         11,197
 Financiere Michelin, Granges-Paccot....         637        253,355
 Fischer (Georg) AG, Schaffhausen.......         720         72,805
 Forbo Holding AG, Eglisau..............       1,100        299,580
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................       2,001        138,332
 Galenica Holding AG....................         120         23,379
 Galenica Holding AG, Bern Series B.....         405        357,656
 *Geberit AG............................         870        248,964
 Generale d'Affichage, Geneve...........         290        116,515
 Generali (Switzerland) Holdings,
   Adliswil.............................       1,670        163,239
 *Golay-Buchel Holding SA, Lausanne.....          40         29,661
 Gornergrat Monte Rasa-Bahnen Zermatt...          70         30,673
 Gurit-Heberlein AG.....................       1,125        511,912
 *HPI Holding SA........................       6,000          5,865
 Helvetia Patria Holding................       1,300        143,723
 Hero AG................................       3,040        303,301
 *Industrieholding Cham AG, Cham........         864         83,289
 Jelmoli Holding AG.....................       1,521        953,566
 #Jelmoli Holding AG, Zuerich (Namen)...       2,835        359,294
 Kaba Holding AG........................         740        133,692
 *Kardex AG, Zuerich....................       1,039         64,788
 *Kardex AG, Zuerich (Participating)....         610         34,336
 *Komax Holding AG......................         400         13,887
 Kraftwerk Laufenburg, Laufenburg.......       8,265      2,033,642
 *Kudelski SA...........................       3,700         71,086
 Kuehne & Nagel International AG........       3,240        191,114
 *Kuoni Reisen Holding AG...............         630        131,656
 Lem Holdings AG, Lyss..................         270         46,413
 *#Logitech International SA............      66,100      2,421,809
 Luzerner Kantonalbank AG...............       1,800        187,473
 Maag Holding AG, Zuerich...............         922        120,579
 *Micronas Semi.........................       2,100         47,424
 *Mikron Holding AG, Biel...............       1,326          9,162
 *#Moevenpick-Holding, Zuerich..........       1,320        458,268
 *Omnium Geneve SA, Geneve..............         110             82
 *Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................         240        159,363
 Oz Holding AG..........................       4,400        234,325
 *Parco Industriale e Immobiliare SA....         600          1,416
 *Phoenix Mecano AG, Stein am Rhein.....       2,749        454,025
 Phonak Holding AG......................      13,500        135,145
 *Psp Swiss Property AG.................       1,600        159,093
 *Publicitas Holding SA, Lausanne.......         520         84,130
 Reg Real Estate Group..................       8,010        467,076
 Rieters Holdings.......................         950        183,799
 SAIA-Burgess Electronics AG............          70         16,846
 *Sarna Kunststoff Holding AG...........       1,760        126,951
 Schaffner Holding AG...................         300         37,464
 *Schweiter Technology AG...............         200         14,291
                                            SHARES        VALUE+
                                            ------        ------
 Schweizerhall Holding AG, Basel........         140   $    127,409
 Schweizerische National Versicherungs
   Gesellschaft.........................         396        136,146
 *Siegfried Holding AG..................       8,560        877,114
 Sig Holding AG.........................       3,000        307,400
 *Sihl..................................         150            617
 Sika Finanz AG, Baar...................         800        194,147
 Sika Finanz AG, Baar (Namen)...........         750         28,819
 Sopracenerina..........................       2,409        196,499
 *Sulzer AG, Winterthur.................         760        102,979
 Tamedia AG.............................       2,100        106,174
 Tecan Group AG.........................       2,700         88,094
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       2,560         63,853
 Unaxis Holding AG......................       1,000         79,209
 *Unigestion Holding, Geneve............       2,891        174,913
 *Unilabs SA............................       1,000         15,741
 Valiant Holding........................         180        121,585
 Valora Holding AG......................         860        154,212
 Vaudoise Assurances Holding,
   Lausanne.............................          45         58,244
 Villars Holding SA, Fribourg...........         150         26,190
 *Von Moos Holding AG, Luzern...........       7,000         16,280
 *Von Roll Holding AG, Gerlafingen......      23,024         32,439
 *Vontobel Holdings AG..................      10,800        174,733
 WMH Walter Meier Holding AG, Staefa....          50         42,133
 Zehnder Holding AG.....................         193         96,929
 Zellweger Luwa AG......................       3,040        135,768
 Zschokke Holding SA, Geneve............         230         57,368
 Zueblin Holding AG.....................       4,093         23,729
 Zuger Kantonalbank.....................         545        826,643
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,630,142)....................                 25,822,532
                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,228)......................       2,001        138,264
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $41,513).......................                     41,602
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,937,883)....................                 26,002,398
                                                       ------------
SPAIN -- (8.1%)
COMMON STOCKS -- (8.1%)
 Abengoa SA.............................      56,900        292,634
 Adolfo Dominguez SA....................       3,700         31,286
 Aldeasa SA.............................      13,200        192,893
 *Amper SA..............................      56,800        124,306
 Azkoyen SA.............................      52,500        242,325
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................      92,786        291,670
 Banco de Andalucia.....................       9,800        463,064
 Banco de Credito Balear SA.............      35,424        451,055
 #Banco de Valencia SA..................     172,844      2,020,290
 Banco Guipuzcoano SA...................      21,194        362,629
 Banco Pastor SA........................      34,300        597,451
 Banco Zaragozano SA....................     187,990      1,683,057
 *Baron de Ley SA.......................       4,200        108,963

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................       7,500   $    287,985
 Campofrio Alimentacion SA..............      92,800        818,829
 Cementos Portland SA...................      16,881        618,810
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......      87,900        657,549
 Cortefiel SA...........................      49,200        200,665
 *Dogi International Fabrics SA.........       4,000         15,916
 Elecnor SA.............................      18,300        395,942
 Empresa Nacional de Celulosa SA........      16,040        226,417
 *Ercros SA.............................     100,518         36,997
 *Espanola del Zinc SA..................      29,250         57,030
 *Estacionamientos Urbanos SA...........       4,200              0
 Europistas Concesionaria Espanola SA...     174,940        812,695
 #Faes Farma SA.........................      24,400        263,355
 Fomento de Construcciones y Contratas
   SA...................................      21,870        494,939
 Funespana SA...........................       4,500         19,876
 *Grupo Picking Pack SA.................      87,465         62,645
 Hullas del Coto Cortes.................       8,666         76,724
 Iberpapel Gestion SA...................       6,700         91,976
 Inbesos SA.............................       8,050         16,817
 *Indo Internacional SA.................      33,600         99,938
 *Indra Sistemas SA.....................      75,200        582,743
 Inmobiliaria Colonial SA ICSA..........      35,200        523,487
 Inmobiliaria del Sur SA................         331         25,518
 Inmobiliaria Urbis SA..................      80,282        487,158
 *LSB (La Seda de Barcelona SA)
   Series B.............................      25,200         48,632
 Lingotes Especiales SA.................      22,080         79,072
 Marco Iberica Distribucion de Ediciones
   Midesa...............................      29,600        592,436
 *Mecalux SA............................       9,500         28,823
 Metrovacesa SA.........................      41,265        892,818
 Nicolas Correa SA......................      15,750         40,109
 Obrascon Huarte Lain SA................      53,992        239,007
 Papelera de Navarra SA.................       6,000        104,451
 *Parques Reunidos SA...................      15,300         39,876
 Pescanova SA...........................      26,443        295,927
 Prosegur Cia de Seguridad SA...........      38,800        418,777
 *Radiotronica SA.......................      17,275         24,402
 *Recoletos Grupo de Comunicacion SA....      82,300        376,599
 *#SOS Cuetara SA.......................      10,400        159,943
 *Sogecable SA..........................      34,600        450,888
 Sol Melia SA...........................     112,700        525,797
 Tavex Algodonera SA....................      29,040         88,975
 *Tecnocom Telecomunicaciones y Energia
   SA...................................       6,000         22,561
 *#Tele Pizza SA........................     122,900        116,144
 Transportes Azkar, SA..................      26,700        118,193
 Tubacex SA.............................      73,130        104,756
 Unipapel SA............................      34,946        458,874
 #Uralita SA............................     112,831        713,850
 Vallehermoso SA........................      58,700        548,893
 Vidrala SA, Alava......................      47,040        394,940
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      97,492        738,032
                                                       ------------
TOTAL -- SPAIN
  (Cost $17,620,937)....................                 21,358,409
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
SWEDEN -- (7.8%)
COMMON STOCKS -- (7.8%)
 *ADCore AB.............................          50   $         56
 *Active I Malmoe AB Series A...........       4,160         16,061
 *Active I Malmoe AB Series B...........       4,160         14,914
 Addtech AB Series B....................      12,800         42,359
 *Alfaskop AB...........................       3,200            282
 *Allgon AB Series B....................      28,400         73,621
 Angpannefoereningen AB Series B........      10,800        111,987
 *Anoto Group New Issue.................      14,533         21,161
 *Arkivator AB..........................      21,400        112,130
 Axfood AB..............................      43,100        810,620
 B & N Bylock & Nordsjoefrakt AB
   Series B.............................      41,800         47,493
 Beiger Electronics AB..................      11,700         78,083
 Beijer AB Series B.....................      11,700         83,891
 Beijer Alma AB Series B................      10,400         60,803
 Bergman & Beving AB Series B...........      36,200        175,702
 *Biacore International AB..............       7,850        175,785
 #Bilia AB Series A.....................      66,700        607,009
 *Biora AB..............................       6,200          9,575
 *Bong Ljungdahl AB.....................       9,000         34,549
 Boras Waefveri AB Series B.............       8,600         33,678
 *Boss Media AB.........................      25,500         16,034
 *#C Technologies AB....................      69,300        100,907
 Capona AB..............................      19,000        111,082
 Carbo AB...............................      24,300        526,725
 Castellum AB...........................      34,800        466,413
 *Cell Network AB.......................      22,800          2,440
 Cloetta AB Series B....................      15,600        320,076
 Concordia Maritime AB Series B.........      37,300         49,375
 *Connecta AB...........................          50             58
 *D. Carnegie & Co. AB..................      54,000        446,756
 *Doro Telefoni AB Series A.............       2,900          2,559
 Drott Series AB........................      74,400        804,293
 *Duroc AB Series B.....................       2,700          5,570
 *Elekta AB.............................      24,800        251,684
 *Enea Data AB Series B.................     220,000         63,825
 *Eniro AB..............................      51,300        350,852
 *Epsilon AB Series B...................       4,300          9,961
 Fagerhult AB...........................       2,900         34,229
 *Fagerlid Industrier AB................       8,600              0
 *Fastighets AB Celtica.................       5,800         33,270
 Fastighets AB Tornet...................      21,500        381,839
 *Finnveden AB..........................      57,000        194,918
 *Frontec AB Series B...................      18,200         11,444
 Getinge Industrier AB Series B.........      44,151        871,784
 Geveko AB Series B.....................       8,300         96,135
 Gorthon Lines AB Series B..............      41,800         80,692
 Gunnebo AB.............................      17,100        244,276
 HL Display AB Series B.................       2,000         20,738
 Haldex AB..............................      39,000        378,584
 Heba Fastighets AB Series B............       4,300         36,998
 Hexagon AB Series B....................       3,572         58,119
 *Hiq International AB..................      21,500         16,009
 Hoeganges AB Series B..................      27,600        529,753
 *IBS AB Series B.......................      65,200         45,671
 *Icon Medialab International AB........      24,900          6,043
 *Industrial & Financial Systems AB
   Series B.............................      29,700         22,114
 Industrifoervaltnings AB Skandigen.....      21,400         35,410
 *Intentia International AB Series B....      25,140         52,413

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Karlshamns AB..........................      14,900   $    144,639
 Kinnevik Industrifoervaltnings AB
   Series B.............................      38,700        431,169
 Klippans Finpappersbruk AB.............       5,800         21,433
 *Kungsleden AB.........................       8,900        141,373
 Lagercrantz Group AB Series B..........      12,800         27,533
 Lindex AB..............................      16,100        321,455
 Ljungberg Gruppen AB Series B..........       3,800         34,792
 *Meda AB Series A......................       5,300         58,464
 *Medivir Series B......................       2,800         16,061
 *Micronic Laser Systems AB.............      13,600         93,013
 *#Modern Times Group AB Series B.......      41,100        466,976
 NCC AB Series B........................      38,200        231,762
 New Wave Group AB Series B.............       9,000         78,927
 Nibe Industrier AB Series B............       2,600         67,399
 Nobel Biocare Holding AG...............      45,460      2,522,394
 *Nolato AB Series B....................      42,840        158,310
 OEM International AB Series B..........       7,100         59,523
 Observer AB............................     137,856        585,466
 Om AB..................................      68,000        483,820
 Orc Software AB........................      10,500        102,506
 *Ortivus AB............................       5,900         14,448
 PEAB AB Series B.......................      62,600        330,769
 Pandox Hotelfastigheter AB.............      20,100        159,641
 *Partnertech AB........................       3,800         12,156
 *Perbio Science AB.....................      29,600        383,659
 *Pergo AB..............................      43,300         80,244
 Poolia AB Series B.....................      18,150         54,658
 *Prevas AB Series B....................      16,000         24,003
 *Pricer AB Series B....................      91,000          8,633
 *Proact It Group AB....................      15,000         32,431
 Proffice AB............................      42,800        123,697
 *Q-Med AB..............................      20,000        201,868
 Rottneros Bruk AB......................     366,600        323,518
 SSAB Swedish Steel Series A............      60,300        701,754
 SSAB Swedish Steel Series B............      17,100        186,744
 Sardus AB..............................       5,700         48,730
 Scandiaconsult AB......................      57,200        265,009
 *Scribona AB Series A..................      40,100         59,274
 *Scribona AB Series B..................      31,700         52,103
 *Semcon AB.............................      18,300         34,923
 *Sigma AB Series B.....................       8,600          9,487
 *Song Network Holding..................         945          5,160
 Sweco AB Series B......................      23,450        150,033
 TV 4 AB Series A.......................       5,800         72,937
 Teleca AB Series B.....................      41,200        161,340
 *Telelogic AB..........................     162,400        154,064
 *Ticket Travel Group AB................       4,500          3,301
 Trelleborg AB Series B.................      65,600        578,908
 WM-Data AB Series B....................     275,800        383,337
 Wallenstam Byggnads AB Series B........      16,700        175,928
 *Wedins Norden AB Series B.............      10,000         13,789
 *Westergyllen AB Series B..............       4,300         18,262
 Whilborg Fastigheter AB Class B........      50,560        429,451
 *Wilh. Sonesson AB Series A Rights
   07/05/02.............................       4,160          5,507
 *Wilh. Sonesson AB Series B Rights
   07/05/02.............................       4,160          5,920
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,662,691)....................                 20,501,509
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $36,912).......................               $     37,131
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pricer AB Free Warrants 10/17/03
   (Cost $0)............................       6,500             72
                                                       ------------
TOTAL -- SWEDEN
  (Cost $19,699,603)....................                 20,538,712
                                                       ------------
GREECE -- (6.1%)
COMMON STOCKS -- (6.1%)
 *A. Cambas Holding & Real Estate SA....      25,650         51,032
 Aegek..................................      63,895        153,817
 Agricultural Life Insurance S.A........      26,349        117,426
 Agrotiki Insurance S.A.................      11,994         75,167
 Aktor S.A..............................      88,970        509,786
 Alcatel Cables Hellas S.A..............       3,003         13,741
 Alfa-Beta Vassilopoulos S.A............      12,732        100,816
 *Alisida S.A...........................       2,160          7,477
 *Allatini Industrial & Commercial Co...      15,370         39,600
 *Alpha Leasing.........................      37,191        199,041
 Alte Technological Co. S.A.............      29,500         34,628
 *Altec Information & Communication
   Systems S.A..........................      80,278        111,801
 Alumil Milonas S.A.....................      22,016         84,099
 Aluminum of Attica S.A.................      83,992         68,513
 *Anek Lines S.A........................      44,641         59,506
 Arcadia Metal Industry C. Rokas S.A....      16,429         75,178
 *Aspis Bank............................      25,864         90,050
 *Aspis Pronia General Insurance S.A....      29,790         40,895
 Athens Medical Center S.A..............      67,184        153,715
 Athens Water & Sewerage Public Co......      53,245        218,222
 Attica Enterprises S.A. Holdings.......     104,174        291,197
 Attica Publications S.A................       9,024         28,726
 Atti-Kat S.A...........................      64,494         59,024
 Autohellas S.A.........................      14,400         70,191
 Avax S.A. Construction Co..............      31,108        420,855
 Babis Vovos S.A........................      28,832        516,260
 Bank of Attica S.A.....................      35,348        164,563
 Bank of Piraeus S.A....................     125,429        788,563
 Benrubi S.A............................       9,221         53,936
 *Biometal Esquimo......................      11,340         19,516
 *Bitros Holdings S.A...................      10,452         24,330
 Chipita S.A............................      29,645        139,192
 Delta Dairy S.A........................      29,667        177,071
 *Dionic SA.............................      10,790         17,496
 EFG Eurobank Ergasias S.A..............       9,481        107,518
 Edrassi C. Psallidas S.A...............      15,554         52,297
 Egnatia Bank S.A.......................      72,397        202,371
 El. D. Mouzakis S.A....................      31,653         67,383
 Elais Oleaginous Production S.A........      10,817        170,229
 Elektrak SA............................      14,040         29,330
 Elmec Sport S.A........................      47,086         72,133
 Esha S.A...............................       3,810         38,052
 *Etba Leasing S.A......................      17,297         35,617
 *Ethniki General Insurance Co..........      30,477        159,470
 *Etma Rayon S.A........................      11,242         14,985
 *Europaiki Techniki....................      13,100         12,119
 Everest S.A............................      22,560         64,857
 *Fanco S.A.............................       4,560         17,328
 Fourlis S.A............................      41,540         50,827
 Frigoglass S.A.........................      32,000         93,588

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 General Construction Co. S.A...........      23,559   $    126,084
 General Commercial and Industry........      24,060         26,088
 General Hellenic Bank..................      26,849        126,598
 Germanos S.A...........................      33,570        364,666
 Gianoussis S.A.........................       2,354         21,684
 *Gnomon Construction S.A...............      23,297         21,089
 Goody's S.A............................      13,020        190,911
 Halkor S.A.............................      72,736        141,817
 *Hatziioannou S.A......................      32,440         46,792
 Hellas Can Packaging Manufacturers
   S.A..................................      24,062        120,638
 *Hellenic Biscuits Co. S.A.............      38,080        175,009
 Hellenic Cables S.A....................      26,908         58,888
 Hellenic Duty Free Shops S.A...........      43,650        273,556
 Hellenic Fabrics S.A...................      10,950         44,442
 Hellenic Sugar Industry S.A............      30,820        171,076
 Hellenic Technodomiki S.A..............     112,376        708,736
 Heracles General Cement Co.............      71,083        585,488
 Heremes S.A Building Enterprises.......       7,006         21,884
 *Hippotour S.A.........................      12,155         24,183
 Hyatt Regency S.A......................      71,400        473,036
 Inform P. Lykos S.A....................      13,790        104,804
 *Intersat S.A..........................      19,392          7,330
 Intertech S.A..........................       6,626         17,533
 Intracom S.A...........................      98,886        558,734
 *Ionian Hotel Enterprises..............      13,404        145,606
 *J Boutaris & Son Holding S.A..........      15,230         26,059
 Kalpinis Simos Steel Service Center....      12,432         38,585
 Karelia Cigarette Co...................       2,160        109,584
 Kathimerini S.A........................      13,250         56,413
 Katselis Sons S.A......................       9,000         39,930
 Kekrops Hotel Touristing Building......       2,244         60,941
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............       8,640         46,928
 *Klonatex S.A..........................      40,703        122,280
 *Kotsovolos SA.........................       2,872          4,187
 *Lambrakis Press S.A...................      60,020        158,818
 *Lampsa Hotel Co.......................      10,376         70,188
 Lavipharm S.A..........................      39,294         64,887
 Light Metals Industry..................      28,662         53,032
 Loulis Mills S.A.......................       8,362         26,618
 Macedonian Plastics S.A................      18,131         24,349
 Mailis (M.J.) S.A......................      72,434        344,423
 *Maritime Company of Lesvos S.A........      30,753         25,085
 Mesochoritis Bros. Construction Co.....      23,700         18,389
 Metka S.A..............................      10,370         39,406
 Michaniki S.A..........................      81,721        173,155
 Minerva Knitwear.......................       5,140         11,965
 *Minoan Lines S.A......................      60,279         78,552
 Mochlos S.A............................      29,920         24,406
 Mytilineos Holdings S.A................      40,520        116,087
 *N. Levederis S.A......................       8,355          9,059
 N.B.G. Real Estate Development Co......      92,710        296,964
 *Naoussa Spinning Mills S.A............      64,091         98,821
 National Investment Bank for Industrial
   Development..........................      49,919        210,549
 Nikas S.A..............................      17,187         67,704
 Notos Com.Holdings S.A.................      53,644        100,857
 *O. Daring Sain........................       7,760         13,818
 *P.D. Papoutsanis S.A..................      12,950         13,140
 Pantechniki S.A........................     131,562         79,833
 *Pegasus Publishing & Printing S.A.....      37,500         79,457
                                            SHARES        VALUE+
                                            ------        ------
 Petros Petropoulos SA..................       4,000   $     20,771
 *Petzetakis S.A........................      22,560         34,785
 Proodeftiki Technical Co...............      32,257         28,238
 Rilken S.A.............................       1,982         14,590
 *Sanyo Hellas S.A......................      72,363         69,825
 *Sarantis S.A..........................      37,800         91,749
 Sato S.A...............................      28,850         28,125
 Selected Textile Industry Assoc. S.A...      40,590         70,661
 *Sfakianakis S.A.......................      10,390         22,635
 *Sheet Steel S.A.......................      25,850         20,057
 Shelman................................      38,042         57,143
 Silver and Baryte Ores Mining Co.
   S.A..................................      30,141        218,878
 Singular S.A...........................      54,600        181,410
 Spyroy Agricultural House S.A..........      22,258         38,969
 *Stabilton S.A.........................      27,530          6,025
 *Strintzis Shipping Lines S.A..........     105,000        119,074
 Technical Olympic S.A..................     106,250        331,879
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      13,910          8,302
 Terna Tourist Technical & Maritime
   S.A..................................      36,310        137,978
 Themeliodomi...........................      26,262        106,066
 Thrace Plastics Co. S.A................      45,500         76,040
 Tiletipos S.A..........................      31,237        161,582
 Uncle Stathis S.A......................      10,999         59,303
 Unisystems S.A.........................      32,430        112,266
 Veterin................................      12,904         38,766
 Viohalco...............................     104,755        475,183
 *Vioter S.A............................      29,900         51,754
 *Vis Container Manufacturing Co........       4,259         13,303
 Zampa S.A..............................         830         12,946
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,671,255)....................                 16,032,978
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)........................       3,196          7,567
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Daring Sain Rights 12/05/02...........       7,760             77
 *Egnatia Bank S.A. Rights 01/20/03.....       3,196              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         77
                                                       ------------
TOTAL -- GREECE
  (Cost $19,679,846)....................                 16,040,622
                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 A.I.R. Holdings NV.....................       1,174         30,656
 *#ASM International NV.................      18,100        268,459
 Aalberts Industries NV.................      25,017        350,894
 Accell Group NV........................       5,010         67,530
 *Arcadis NV............................       5,400         46,143
 *Atag Group NV.........................       4,630          1,336
 Athlon Groep NV........................      34,250        317,540
 Batenburg Beheer NV....................       3,000         77,592
 *Begemann Groep NV.....................      11,909         31,394
 *Begemann Groep NV Series B............      13,451          7,226
 *Beter Bed Holding NV..................       2,100         14,728
 Boskalis Westminster NV................      47,991        859,318
 Brunel International NV................       5,200         17,070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Buhrmann NV............................      49,009   $    227,674
 Creyf's SA.............................      18,064        256,604
 *Creyf's SA Strip VVPR.................      18,064            180
 Delft Instruments NV...................      13,336        156,541
 Draka Holding NV.......................       7,387         87,445
 Econosto NV............................      17,305         39,593
 Eriks Group NV.........................       8,516        218,140
 *Exact Holding NV......................       9,000        114,597
 *Fox Kids Europe NV....................      30,500        119,238
 Gamma Holding NV.......................      15,705        436,658
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      12,000        155,184
 *Getronics NV..........................     128,790        119,148
 Geveke NV..............................       9,664        258,121
 Grolsche NV............................      32,100        638,641
 *Grontmij NV...........................         700         12,987
 Hagemeyer NV...........................      24,400        198,548
 Heijmans NV............................       7,877        136,343
 ICT Automatisering NV..................       1,600         10,823
 Internatio-Mueller NV..................      28,645        391,808
 *Ispat International NV................      26,100         63,351
 KLM (Koninklijke Luchtvaart Mij) NV....      17,300        185,862
 Kas-Associatie NV......................      42,888        725,281
 #Koninklijke Bam NV....................      25,037        367,612
 Koninklijke Frans Maas Groep NV........      12,349        242,002
 Koninklijke Nedlloyd NV................      23,472        279,023
 Koninklijke Ten Cate NV................      10,416        271,575
 Koninklijke Ubbink NV..................       1,500         56,702
 Koninklijke Vendex KBB NV..............      34,800        364,180
 Koninklijke Volker Wessels Stevin NV...      12,740        236,231
 *Koninklijke Vopak NV..................      22,100        260,515
 *#Laurus NV............................     212,367        183,793
 MacIntosh NV...........................      15,590        155,860
 NBM-Amstelland NV......................      59,684        256,486
 *NH Hoteles............................      21,703        199,702
 NV Holdingsmij de Telegraaf............      19,400        299,127
 Nederlandsche Apparatenfabriek.........      14,000        181,744
 *New Skies Satellites NV...............      35,200        113,801
 Nutreco Holding NV.....................      12,281        202,187
 Oce NV.................................      32,200        366,761
 Opg Groep NV Series A..................       4,450        151,615
 Petroplus International NV.............       9,550         76,000
 *Randstad Holdings NV..................      42,700        465,118
 Reesink NV.............................       2,050        100,944
 Roto Smeets de Boer NV.................       1,040         18,622
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................      40,800         94,161
 *SNT Groep NV..........................       2,800         30,639
 Samas-Groep NV, Zaandam................      24,184        121,490
 Schuitema NV, Amersfoort...............      34,200        443,975
 *Schuttersveld NV......................      21,454        141,282
 *Semiconductor Industries NV...........       8,500         41,178
 Sligro Beheer NV.......................       2,222         87,641
 Smit International NV..................      19,643        375,954
 Stork NV...............................      12,200         73,666
 *Textielgroep Twenthe NV...............       1,000          2,487
 Twentsche Kabel Holding NV.............      18,244        178,037
 Unique International NV................      11,430        138,716
 *Univar NV.............................       7,050         35,767
 Van Der Mollen Holding NV..............      57,660      1,326,124
 Vedior NV..............................      32,300        255,441
 *#Versatel Telecom International NV....      91,300         25,430
                                            SHARES        VALUE+
                                            ------        ------
 *Vredestein NV.........................      15,514   $     57,873
 Wegener Arcade NV .....................      70,830        317,067
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $13,885,768)....................                 15,239,181
                                                       ------------
FINLAND -- (5.0%)
COMMON STOCKS -- (5.0%)
 *4F-Secure Corp........................      71,539         65,472
 Alandsbanken AB Series B...............       1,700         27,227
 *Aldata Solutions Oyj..................      32,822         31,997
 #Alma Media Oyj........................       3,134         59,234
 Amer-Yhtymae Oyj Series A..............      17,020        553,303
 *Aspocomp Group P.L.C..................      12,738         89,333
 *Benefon Oy............................       1,900          1,550
 Capman Oyj Series B....................      12,485         19,623
 #Comptel Oyj...........................      53,527         71,351
 Eimo Oyj...............................      32,700         41,962
 *Elcoteq Network Corp..................      10,210        114,668
 *Elisa Communications Corp.............      74,525        496,705
 *Eq Online Oyj.........................       7,100         11,866
 *Evox Rifa Group Oyj...................      51,210          3,566
 Finnair Oyj............................      77,910        310,009
 Finnlines Oyj..........................      30,280        617,492
 *Finvest Oyj...........................      51,210          7,132
 Fiskars Oy AB Series A.................      13,730        111,314
 HK Ruokatalo Oy Series A...............      11,400         60,898
 Huhtamaki Van Leer Oyj.................      51,600        474,803
 Instrumentarium Oyj....................      54,400      1,515,230
 J.W. Suominen Yhtyma Oy................      11,970         68,467
 #Jaakko Poyry Group Oyj................       3,700         51,529
 *Jippii Group Oyj......................      18,360          6,027
 *Jot Automation Group Oyj..............      83,777         29,169
 KCI Konecranes International Oyj.......      13,800        313,680
 Kemira Oyj.............................     118,400        777,351
 Kesko Oyj..............................      32,060        374,734
 Kone Corp..............................      14,940        426,534
 Laennen Tehtaat Oy.....................       3,930         38,312
 #Lassila & Tikanoja Oyj................      11,970        176,824
 Lemminkainen Oy........................      13,100        211,110
 M-real Oyj Series B....................      24,200        196,198
 Martela Oy.............................         530          9,490
 Metsaemarkka Oyj Series B..............         700          3,969
 New Kyro Corp. Oyj.....................      36,470        219,489
 Nokian Renkaat Oyj.....................       9,700        308,969
 Nordic Aluminium Oy....................       1,900         11,907
 #Novo Group Oyj........................      31,600         80,787
 #Okobank Class A.......................      31,940        467,061
 Olvi Oyj Series A......................         410          8,361
 Orion-Yhtyma Oyj Series B..............      12,700        256,461
 #Outokumpu Oyj Series A................      21,100        204,649
 Oy Stockmann AB Series B...............      24,300        317,873
 PK Cables Oyj..........................       4,760         35,987
 Partek Oyj.............................       9,870        150,221
 #Perlos P.L.C. Warrants 04/04/04.......      25,732        183,021
 Pohjola Group P.L.C. Series D..........      27,415        409,073
 *Pohjola Series C......................         115              0
 *Polar Real Estate Corp. Series K......     126,010         66,436
 Ponsse Oyj.............................       4,900         50,206
 #Raisio Group P.L.C. Series V..........     118,423        137,830
 Rakentajain Koneuvokrammo Oy...........       5,700         29,768
 Rapala VMC Oyj.........................      20,000         78,388
 Rautaruukki Oyj Series K...............      74,910        253,361

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rocla Oy...............................       1,300   $      8,470
 Sampo Insurance Co., Ltd...............         810          6,156
 Sponda Oyj.............................      40,577        222,006
 Stockmann Oyj AB.......................       8,700        115,970
 *Stonesoft Corp........................      11,279          7,069
 Talentum Oyj...........................      18,300         55,523
 Tamro Oyj..............................     105,620        388,749
 *Tecnomen Holding Oyj..................      36,470         23,581
 Teleste Corp. Oyi......................       4,518         16,944
 Uponor Oyj Series A....................      32,500        604,570
 #Vaisala Oy Series A...................      12,650        270,678
 #Viking Line AB........................       3,240         77,353
 Wartsila Corp. Oyj Series B............      23,710        281,852
 #Yit-Yhtymae Oyj.......................      26,854        454,129
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................      21,100              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.1%)
 Aktiv Kapital ASA......................      32,350        203,197
 Arendals Fosse Kompani ASA.............         100          4,786
 *Avantor Financial Corp................      13,270         81,539
 Awilco ASA Series A....................      50,950        105,748
 Bergesen Dy ASA Series A...............      28,700        552,567
 *Blom ASA..............................       7,970          2,177
 Bonheur ASA............................       9,800        103,039
 *C. Tybring-Gjedde ASA.................      49,104          3,688
 *Choice Hotel Scandinavia ASA..........      27,740         65,908
 *Corrocean ASA.........................      19,321          8,442
 *Den Norske Oljeselkapet...............      48,420        105,125
 *Dof Asa...............................      46,060         59,120
 *#Dsnd Group...........................      65,730        155,272
 *EDB Elektronisk Data Behandling ASA...      98,717        269,592
 Ekornes ASA............................      37,490        455,606
 *#Eltek ASA............................      22,995         97,337
 #Farstad Shipping ASA..................      41,190        236,225
 *Fred Olsen Energy ASA.................      56,600        115,156
 Ganger Rolf ASA........................       5,490         55,474
 *Gresvig ASA...........................       4,590         14,541
 Hafslund ASA...........................      58,700        224,430
 *Home Invest ASA.......................      15,077         14,411
 Hydralift AS...........................      34,340        248,519
 *Industrifinans Naeringseiendom ASA....       7,582          6,057
 *#Infocus Corp.........................      10,455         82,801
 *Kenor ASA.............................     120,758         59,361
 *Kongsberg Gruppen ASA.................      32,600        436,242
 *#Kvaerner ASA.........................     974,581        565,576
 *Kverneland ASA........................      13,460        161,738
 Leif Hoegh & Co. ASA...................      31,175        357,577
 *Merkantildata ASA.....................     188,921        144,462
 *Natural...............................       6,694         35,648
 *Nera ASA..............................     134,553        174,543
 *Nordic Vlsi...........................       5,000         16,044
 Nordlandsbanken ASA....................      32,420        123,510
 *#Ocean Rig ASA........................     178,476         25,345
                                            SHARES        VALUE+
                                            ------        ------
 #Odfjell ASA Series A..................      18,310   $    265,020
 Olav Thon Eiendomsselskap ASA..........       8,320        234,032
 *Pan Fish ASA..........................     160,175         18,372
 *#Petroleum Geo Services ASA...........      35,100         12,461
 *Prosafe ASA...........................      36,930        494,185
 Rieber and Son ASA Series A............      35,804        229,781
 Schibsted ASA..........................      75,460        762,488
 *Sensonor ASA..........................      82,404         26,330
 *Sinvest ASA...........................     226,234          2,780
 Smedvig ASA Series A...................      57,680        307,167
 *Software Innovation ASA...............      13,423         31,159
 Solstad Offshore ASA...................      33,600        160,580
 *Steen and Stroem ASA..................      19,512        239,789
 *Stento Asa............................       1,225          6,691
 *Storebrand ASA........................     183,330        771,025
 *Tandberg ASA Series A.................      70,480        972,012
 *Tandberg Data ASA.....................      35,250         11,311
 *Tandberg Television ASA...............      47,030         43,668
 *#Tgs-Nopec Geophysical Co. ASA........      26,910        203,935
 *Unit 4 Agresso NV.....................       4,620         43,529
 Veidekke ASA...........................      15,936         97,921
 Visual Management Applications ASA.....      33,993        222,800
 Wilhelmshaven (Wilhelm), Ltd. ASA......      20,200        275,826
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,733,444)....................                 10,803,665
                                                       ------------

                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
 **Aker RGI Holding ASA
   8.96%, 12/5/02
   (Cost $297,547)......................       2,010        212,728
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $6,287)........................                      6,273
                                                       ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Sensonor ASA Rights 12/11/02
   (Cost $0)............................      82,404            900
                                                       ------------
TOTAL -- NORWAY
  (Cost $14,037,278)....................                 11,023,566
                                                       ------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 AS Dampskibsselsk Torm.................      16,190        113,860
 Aarhus Oliefabrik A.S. Aeries A........       3,840        153,289
 *Alm. Brand A.S........................      14,395        134,981
 Amagerbanken A.S.......................       1,640        113,140
 Amtssparekassen Fyn A.S................       1,478         95,628
 Bang & Olufsen Holding A.S.
   Series B.............................      11,767        255,355
 Brodrene Hartmann A.S. Series B........       5,865         94,279
 Bryggerigruppen A.S....................       5,590        147,517
 Christian Hansen Holding A.S.
   Series B.............................       8,280        293,928
 *Codan A.S.............................      43,400        624,975
 Coloplast A.S. Series B................       4,374        280,952
 D'Hooge Schouw NV......................       7,850        123,033
 DFDS A.S., Copenhagen..................       7,680        143,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................         670   $     13,642
 Danske Traelastkompagni A.S............      28,340        459,356
 *Danware...............................       2,419         38,885
 *East Asiatic Co., Ltd.................      20,553        457,033
 *Edb Gruppen A.S.......................       3,230         43,268
 *FLS Industries........................      54,980        412,437
 *Fimiston Resources & Technology
   Ltd..................................         400          3,751
 Fluegger A.S. Series B.................       1,638         43,445
 *Foras Holding A.S. Series A...........       7,082         42,501
 *Forstaedernes Bank....................       3,007         77,742
 *Glunz & Jensen A.S....................       1,470         15,753
 *#Gn Great Nordic A.S..................     210,980        652,856
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         770         72,203
 Hoejgaard Holding A.S. Series B........       2,500         60,281
 *I-Data International A.S..............       2,327          1,403
 *IC Co. A.S............................       3,510         12,460
 *Incentive A.S.........................       3,575          5,507
 *Junckers (F.) Industrier A.S..........         860          8,064
 *Jyske Bank A.S........................      37,760        948,413
 Kjobenhavns Sommer Tivoli A.S..........         190         31,815
 Koebenhavns Lufthavne..................       8,730        608,110
 *Korn-Og Foderstof Kompagnet A.S.......       8,498        182,138
 *NTR Holdings A.S......................       1,130          4,238
 Naestved Diskontobanken................         345         30,386
 *#Neg Micon A.S........................      23,698        411,098
 *Neurosearch A.S.......................       6,650         46,322
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      22,495        195,868
 Nordvestbank...........................         250         28,131
 Per Aarsleff A.S. Series B.............       1,545         37,253
 *Pharmexa A.S..........................       3,235         17,984
 Radiometer A.S. Series B...............       7,393        298,093
 *Ringkjobing Landbobank................         850         81,982
 Rockwool, Ltd..........................       3,820         46,566
 Sanistal A.S. Series B.................         936         27,584
 *Sas Danmark A.S.......................      34,300        225,141
 Satair A.S.............................       1,350         21,717
 *Simcorp A.S...........................       4,222         98,974
 Sjaelso Gruppen A.S....................       1,719         55,265
 *Sondagsavisen A.S.....................      17,601         68,375
 Spar Nord Holding......................       4,973        217,837
 Sparkasse Regensburg...................      19,440        445,304
 Sydbank A.S............................       7,192        461,477
 TK Development.........................      12,478         83,576
 *Thrane and Thra.......................       2,886         46,005
 *Topdanmark A.S........................      28,300        693,748
 VT Holdings Shares B...................       3,130         95,597
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       2,102         72,084
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,690,143)....................                 10,575,606
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $47,580).......................                     47,866
                                                       ------------
TOTAL -- DENMARK
  (Cost $12,737,723)....................                 10,623,472
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
BELGIUM -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Abfin SA..............................       2,560   $          0
 Ackermans & Van Haaren SA..............      13,730        239,018
 *Afrifina..............................       3,480        146,468
 *Arinso International NV...............       4,360         32,529
 BMT NV.................................       2,040        144,082
 Banque Nationale de Belgique...........         710      1,914,032
 Barco (New) NV.........................       5,120        249,567
 Bekaert SA.............................       9,070        376,962
 Brantano NV............................       1,100         32,718
 CFE (Compagnie Francois
   d'Entreprises).......................       2,080        400,374
 Carrieres Unies Porphyre...............          20         21,885
 Cie Martime Belge SA...................       3,080        147,066
 Cofinimmo SA...........................       4,763        459,594
 Commerciale de Brasserie SA COBRHA.....         115         47,018
 D'Ieteren SA...........................       2,260        310,248
 Deceuninck SA..........................      63,700      1,172,284
 Engrais Rosier SA......................         655         42,417
 Floridienne NV.........................       2,033         97,073
 *Glaces de Moustier-sur-Sambre SA......      13,370        266,001
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................       4,600        168,623
 *Intercomfina SA.......................      11,000            109
 *Ion Beam Application SA...............      10,850         63,248
 *Kinepolis Group NV....................       2,070         18,903
 Koramic Building Products SA...........       5,510        115,105
 Metiers Automatiques Picanol...........         403        280,624
 *Mobistar SA...........................      25,670        603,664
 Omega Pharma SA........................      12,120        367,726
 Ontex NV...............................       3,770        336,400
 *Papeteries de Catala SA...............         315         29,768
 Plantations Nord-Sumatra SA............         650         97,701
 *Real Software SA......................      10,280         16,464
 Recticel SA............................      11,360        108,485
 Resilux NV.............................         700         44,566
 Roularta Media Groep...................       3,860         86,780
 *SA Finspa Bonus Shares................         325          1,920
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....       1,545        135,249
 *Sait Radioholland.....................       6,088         39,971
 Sapec SA...............................       3,635        124,751
 *Sapec SA VVPR.........................          75             42
 Sioen Industries.......................      10,350         77,219
 Societe Belge Des Betons SA............       8,500        279,032
 Solvus SA..............................      20,280        121,043
 *Solvus SA Interim Strip VVPR..........         112              1
 *Spector Photo Group SA................       3,688         39,439
 *Systemat SA...........................       2,450         12,795
 #Telindus Group SA.....................      17,240         77,003
 Ter Beke NV............................       2,281         92,147
 Tessenderlo Chemie.....................      13,830        396,908
 UNIBRA.................................       1,600        111,414
 Union Miniere SA.......................       9,130        380,000
 VPK Packaging Group SA.................       5,525        126,410
 Van de Velde NV........................       1,170         90,201
 Warehouses de Pauw Sicafi..............       2,790         75,768
                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,366,320).....................                 10,618,815
                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
AUSTRIA -- (3.1%)
COMMON STOCKS -- (3.1%)
 Allgemeine Sparkasse Baugesellschaft...         670   $     65,670
 *Austria Email AG......................         715          1,259
 Austria Haustechnik AG.................       3,826         79,545
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      27,880        195,525
 #BBAG Oesterreichische Brau-
   Beteiligungs AG......................       7,984        481,299
 BWT AG.................................      13,530        125,171
 Bank Fuer Kaernten und Steiermark AG...         520         48,547
 Bau Holding AG.........................       4,980        227,881
 Bohler Uddeholm AG.....................       9,020        401,533
 Brau Union Goess-Reinighaus AG.........      10,720        540,233
 *#Ca Immobilien Invest AG..............      18,153        323,419
 Constantia-Iso Holding AG..............      15,000         92,364
 Constantia-Verpackungen AG.............       6,000         54,911
 Flughafen Wien AG......................      14,792        489,996
 *#Immofinanz Immobilien Anlagen AG.....     126,142        722,776
 Jenbacher AG...........................       7,860        133,703
 Lenzing AG.............................       3,424        266,356
 Manner (Josef) & Co. AG................         870         18,477
 Mayr-Melnhof Karton AG.................       9,840        698,019
 Oberbank AG............................       3,555        240,475
 Palfinger AG...........................       7,610        122,637
 *Readymix Kies-Union AG................         500         23,874
 *Rhi AG, Wien..........................      18,559        120,002
 Rosenbauer International AG............         850         21,139
 *#Sparkassen Immobilien................      24,880        178,199
 Ubm Realitaetenentwicklung AG..........         360         23,636
 Uniqa Versicherungen AG................      79,223        634,408
 Va Technologie AG......................      11,400        181,446
 Voest-Alpine Stahl AG..................      30,095        766,401
 *Waagner Biro Binder Beteiligungs AG...       1,430              0
 Wienerberger AG........................      57,030        871,397
 *Wolford AG............................       4,100         42,539
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,642,890).....................                  8,192,837
                                                       ------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 Abbey P.L.C............................      19,319         89,363
 Anglo Irish Bank Corp. P.L.C...........     200,833      1,378,497
 *Arcon International Resources P.L.C...     143,750          5,720
 Ardagh P.L.C...........................      14,262         17,025
 Arnotts P.L.C..........................      12,322        118,898
 *Barlo Group P.L.C.....................     115,775         24,186
 DCC P.L.C..............................      61,697        635,223
 *Dragon Oil P.L.C......................     104,167         20,724
 *Dunloe Ewart P.L.C....................     235,918        112,648
 *Elan Corp. P.L.C......................     154,046        398,424
 Fyffes P.L.C...........................     241,712        322,199
 Glanbia P.L.C..........................     204,759        321,826
 *Grafton Group P.L.C...................     125,748        456,579
 Greencore Group P.L.C..................     142,544        378,601
                                            SHARES        VALUE+
                                            ------        ------
 Heiton Holdings P.L.C..................      33,002   $     72,224
 IAWS Group P.L.C.......................      86,078        680,739
 IFG Group P.L.C........................      37,599         18,327
 *ITG Group P.L.C.......................      18,328         41,934
 IWP International P.L.C................      39,611         16,944
 Independent News & Media P.L.C.........     406,739        594,778
 *Iona Technologies P.L.C...............      14,281         46,881
 Irish Continental Group P.L.C..........      18,872        126,719
 Jurys Hotel Group P.L.C................      43,861        308,911
 Kerry Group P.L.C......................      10,812        139,821
 Kingspan Group P.L.C...................     114,417        207,149
 Readymix P.L.C.........................      62,281         80,542
 *Riverdeep Group P.L.C.................     139,623        222,228
 Ryan Hotels P.L.C......................      43,787         27,441
 United Drug P.L.C......................      20,130        240,296
 Waterford Wedgwood P.L.C...............     530,812        300,980
                                                       ------------
TOTAL -- IRELAND
  (Cost $7,381,774).....................                  7,405,827
                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $549,479)......................                    557,062
                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C......................     212,968        286,644
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,658)........................                      1,811
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,612).......................                    288,455
                                                       ------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,035,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,014,650) to be
   repurchased at $1,984,200
   (Cost $1,984,000)....................  $    1,984      1,984,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $264,603,171)++.................               $262,621,156
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ** Rate shown is the rate as of November 30, 2002, and maturity shown is the next interest readjustment date.
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $264,650,823.
  @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                THE JAPANESE  THE PACIFIC RIM   THE UNITED    THE CONTINENTAL
                                   SMALL           SMALL       KINGDOM SMALL       SMALL
                                  COMPANY         COMPANY         COMPANY         COMPANY
                                   SERIES         SERIES          SERIES          SERIES
                                ------------  ---------------  -------------  ---------------
ASSETS:
Investments at Value..........    $194,344       $117,217        $ 98,113        $263,065
Collateral for Securities
  Loaned......................      52,999          4,442              --          17,728
Cash..........................          15             --              15              15
Receivables:
  Dividends, Interest and Tax
    Reclaims..................         251            176             291           1,198
  Investment Securities
    Sold......................          --            497              --             548
Prepaid Expenses and Other
  Assets......................          --             --              --               1
                                  --------       --------        --------        --------
    Total Assets..............     247,609        122,332          98,419         282,555
                                  --------       --------        --------        --------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................      52,999          4,442              --          17,728
  Investment Securities
    Purchased.................          --              5              73               7
Accrued Expenses and Other
  Liabilities.................          54            135              33              70
                                  --------       --------        --------        --------
    Total Liabilities.........      53,053          4,582             106          17,805
                                  --------       --------        --------        --------
NET ASSETS....................    $194,556       $117,750        $ 98,313        $264,750
                                  ========       ========        ========        ========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................         N/A            N/A             N/A             N/A
                                  ========       ========        ========        ========
Investments at Cost...........    $429,687       $187,584        $100,917        $262,184
                                  ========       ========        ========        ========

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                    THE           THE      THE UNITED       THE
                                  JAPANESE    PACIFIC RIM    KINGDOM    CONTINENTAL
                                   SMALL         SMALL        SMALL        SMALL
                                  COMPANY       COMPANY      COMPANY      COMPANY
                                   SERIES       SERIES       SERIES       SERIES
                                ------------  -----------  -----------  -----------
ASSETS:
Investments at Value..........  $    194,191  $  121,089   $    98,866  $  262,621
Collateral for Securities
  Loaned......................        55,124       6,714            --      23,518
Cash..........................            16          15            15          16
Receivables:
  Investment Securities
    Sold......................            --         497            --          10
  Dividends, Interest, and Tax
    Reclaims..................           858         259           301       1,087
  Fund Shares Sold............            56          --            --          --
Prepaid Expenses and Other
  Assets......................            --          --            --           1
                                ------------  ----------   -----------  ----------
    Total Assets..............       250,245     128,574        99,182     287,253
                                ------------  ----------   -----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................        55,124       6,714            --      23,518
  Investment Securities
    Purchased.................            --         134           229         558
  Fund Shares Redeemed........            22          29            21          35
  Due to Advisor..............            16          10             8          22
Accrued Expenses and Other
  Liabilities.................            36          50            25          52
                                ------------  ----------   -----------  ----------
    Total Liabilities.........        55,198       6,937           283      24,185
                                ------------  ----------   -----------  ----------
NET ASSETS....................  $    195,047  $  121,637   $    98,899  $  263,068
                                ============  ==========   ===========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................           N/A         N/A           N/A         N/A
                                ============  ==========   ===========  ==========
Investments at Cost...........  $    428,107  $  191,956   $   101,256  $  264,603
                                ============  ==========   ===========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  THE         THE      THE UNITED      THE
                                JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                 SMALL       SMALL       SMALL        SMALL
                                COMPANY     COMPANY     COMPANY      COMPANY
                                 SERIES     SERIES       SERIES      SERIES
                                --------  -----------  ----------  -----------
INVESTMENT INCOME
Dividends (Net of Foreign
  Taxes Withheld of $450,
  $159, $341, and $763,
  respectively)...............  $  2,549    $5,344      $ 3,310      $ 5,705
Interest......................        90        52           30          149
Income from Securities
  Lending.....................       559       108            2          359
                                --------    ------      -------      -------
    Total Investment Income...     3,198     5,504        3,342        6,213
                                --------    ------      -------      -------
EXPENSES
  Investment Advisory
    Services..................       210       135          102          245
  Accounting & Transfer Agent
    Fees......................       258       166          125          302
  Custodian Fees..............        75       118           23          193
  Legal Fees..................         1         1            1            2
  Audit Fees..................         2         1            1            3
  Shareholders' Reports.......         1         1            2            2
  Trustees' Fees and
    Expenses..................         1        --            1            2
  Other.......................        12         5            7           12
                                --------    ------      -------      -------
    Total Expenses............       560       427          262          761
                                --------    ------      -------      -------
  NET INVESTMENT INCOME
    (LOSS)....................     2,638     5,077        3,080        5,452
                                --------    ------      -------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
    CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    (5,702)     (624)         (74)       3,013
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       140       (15)          79          134
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (14,390)    5,451       (7,990)      (4,955)
  Translation of Foreign
    Currency Denominated
    Amounts...................        39        (3)           4          147
                                --------    ------      -------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   (19,913)    4,809       (7,981)      (1,661)
                                --------    ------      -------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(17,275)   $9,886      $(4,901)     $ 3,791
                                ========    ======      =======      =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 THE JAPANESE            THE PACIFIC RIM          THE UNITED KINGDOM         THE CONTINENTAL
                                    SMALL                     SMALL                                               SMALL
                                   COMPANY                   COMPANY                SMALL COMPANY                COMPANY
                                    SERIES                    SERIES                    SERIES                    SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $     2,638  $     2,899  $     5,077  $     4,828  $     3,080  $     2,961  $     5,452  $     6,034
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......       (5,702)      (3,015)        (624)      (1,025)         (74)      (3,180)       3,013        1,115
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          140          (95)         (15)         (40)          79           --          134         (119)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      (14,390)     (28,336)       5,451         (102)      (7,990)      (4,191)      (4,955)     (18,461)
  Translation of Foreign
    Currency Denominated
    Amounts..............           39          (23)          (3)          (3)           4            1          147          114
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........      (17,275)     (28,570)       9,886        3,658       (4,901)      (4,409)       3,791      (11,317)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Transactions in Interest
  Contributions..........       46,066       46,524       12,243       15,731       19,447        7,668       79,614       20,115
  Withdrawals............      (29,931)     (17,885)     (31,046)     (20,723)     (12,388)     (16,324)     (30,674)     (25,185)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............       16,135       28,639      (18,803)      (4,992)       7,059       (8,656)      48,940       (5,070)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase
      (Decrease).........       (1,140)          69       (8,917)      (1,334)       2,158      (13,065)      52,731      (16,387)
NET ASSETS
  Beginning of Period....      196,187      196,118      130,554      131,888       96,741      109,806      210,337      226,724
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $   195,047  $   196,187  $   121,637  $   130,554  $    98,899  $    96,741  $   263,068  $   210,337
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     (9.62)%    (13.51)%     (9.93)%     33.83%      (9.52)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $195,047    $196,187    $196,118    $202,676    $190,004
Ratio of Expenses to Average Net
  Assets...........................      0.27%       0.28%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to
  Average Net Assets...............      1.26%       1.41%       1.38%       1.10%       1.29%
Portfolio Turnover Rate............         5%          9%          6%          6%          8%
-----------------------------------  ---------------------------------------------------------

                                               THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................      7.28%       2.84%     (10.99)%     54.81%     (23.57)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $121,637    $130,554    $131,888    $183,759    $139,881
Ratio of Expenses to Average Net
  Assets...........................      0.32%       0.28%       0.29%       0.48%       0.38%
Ratio of Net Investment Income to
  Average Net Assets...............      3.77%       3.69%       4.10%       2.95%       4.01%
Portfolio Turnover Rate............        26%         10%          7%         34%         26%
-----------------------------------  ---------------------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The
     Pacific Rim Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              THE UNITED KINGDOM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                      -------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)              --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     (4.67)%     (4.89)%     (6.18)%     36.75%     (13.19)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $98,899     $96,741    $109,806    $132,127    $127,485
Ratio of Expenses to Average Net
  Assets...........................      0.26%       0.27%       0.26%       0.26%       0.26%
Ratio of Net Investment Income to
  Average Net Assets...............      3.03%       2.86%       3.06%       3.55%       3.66%
Portfolio Turnover Rate............         6%         14%         11%          5%         11%
-----------------------------------  ---------------------------------------------------------

                                               THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)              --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................      3.22%      (5.43)%      2.67%      (5.89)%     19.90%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $263,068    $210,337    $226,724    $252,368    $304,402
Ratio of Expenses to Average Net
  Assets...........................      0.31%       0.30%       0.28%       0.27%       0.27%
Ratio of Net Investment Income to
  Average Net Assets...............      2.22%       2.73%       2.36%       1.92%       1.76%
Portfolio Turnover Rate............        12%         12%          9%         11%          1%
-----------------------------------  ---------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 2002

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2002, the Trust consisted of twenty-five investment portfolios, of which four are included in this report, (collectively, the "Portfolios") (seventeen are presented in separate reports and four have not commenced operations):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series.................   0.10 of 1%
The Pacific Rim Small Company Series..............   0.10 of 1%
The United Kingdom Small Company Series...........   0.10 of 1%
The Continental Small Company Series..............   0.10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The Japanese Small Company Series.................  $    901
The Pacific Rim Small Company Series..............       582
The United Kingdom Small Company Series...........       437
The Continental Small Company Series..............     1,040

E. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                 U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES          SECURITIES
                                ------------------  ------------------
                                PURCHASES   SALES   PURCHASES   SALES
                                ---------  -------  ---------  -------
The Japanese Small Company
  Series......................       --        --    $30,146   $ 9,888
The Pacific Rim Small Company
  Series......................       --        --     34,550    48,553
The United Kingdom Small
  Company Series..............       --        --     16,719     6,123
The Continental Small Company
  Series......................       --        --     82,693    27,726

F. FEDERAL INCOME TAXES:

    The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
The Japanese Small Company
  Series...........................      $ 9,149          $(245,936)      $(236,787)
The Pacific Rim Small Company
  Series...........................       12,277            (83,539)        (71,262)
The United Kingdom Small Company
  Series...........................       30,356            (32,757)         (2,401)
The Continental Small Company
  Series...........................       58,427            (60,457)         (2,030)

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Trust under the line of credit with the international custodian bank during the year ended November 30, 2002.

I. SECURITIES LENDING:

    As of November 30, 2002, some of the Trust's portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.33%. The repurchase agreements with Mizuho Securities USA, comprising the pooled cash account bear interest at a rate of 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/ dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                COST/VALUE OF     VALUE OF
                                MARKET VALUE      VALUE OF       POOLED CASH   COLLATERAL FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT       REPURCHASE
                                   ON LOAN     INDEMNIFICATION   INVESTMENT      AGREEMENTS
                                -------------  ---------------  -------------  ---------------
The Japanese Small Company
  Series......................   $54,651,192     $55,123,792     $55,123,792     $55,125,257
The Pacific Rim Small Company
  Series......................     5,431,859       6,713,918       6,713,918       6,714,708
The Continental Small Company
  Series......................    21,638,769      23,518,189      23,518,189      23,518,883

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.